UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

California Limited-Term Tax-Free Fund

Semi-Annual Report

December 31, 2012

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Contents

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1 the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day,

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFCIX)	11-18-1992	1.34	3.22	2.85	3.44	3.63	3.06	0.85	0.81
Class C (SFCCX)	8-30-2002	1.57	2.84	2.29	2.57	2.84	2.29	1.60	1.56
Administrator Class (SCTIX)	9-6-1996	–	–	–	3.57	3.86	3.32	0.79	0.61
Barclays 1-5 Year Municipal Bond Index[4]	–	–	–	–	2.00	3.91	3.37	–	–
Barclays 1-5 Year California Municipal Bond Index[5]	–	–	–	–	2.06	3.93	3.38	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A, 1.55% for Class C, and 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-5 Year Municipal Blend Index is the 1-5 Year Blend Component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

5.	The Barclays 1-5 Year California Municipal Blend Index is the 1-5 Year Blend Component of the Barclays California Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,014.93	$4.06	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,010.16	$7.85	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,016.03	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 102.70%

California: 92.87%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$305,000	$331,642
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	2,250,000	2,219,400
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-2014	910,000	944,999
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,081,674
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,156,439
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	865,568
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2020	815,000	976,044
ABAG Financial Authority For Nonprofit Corporations Odd Fellows of California Series A (Health Revenue)	5.00	4-1-2018	1,200,000	1,387,452
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	593,755
Adelanto CA School District CAB Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	9-1-2018	3,370,000	2,535,184
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2019	3,000,000	2,449,680
Alameda County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	12-1-2015	550,000	621,352
Albany CA Limited Obligation Improvement Bonds Act 1915 (Miscellaneous Revenue, AMBAC Insured)	4.75	9-2-2019	1,305,000	1,311,851
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-2023	1,885,000	2,191,953
Alisal CA Unified School District 2006 Election Series A (GO, AGM Insured)	5.50	8-1-2013	700,000	720,006
Alvord CA Unified School Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	288,933
Alvord CA Unified School Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	146,343
Alvord CA Unified School Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	460,940
Alvord CA Unified School Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,612,094
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,860,500
Anaheim CA PFA Convention Center Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	8-1-2013	1,600,000	1,605,056
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-2014	500,000	543,130
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	961,135
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	530,000	531,685
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) ±	5.25	9-1-2017	1,800,000	1,838,106
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-2014	500,000	490,975
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2017	390,000	391,283
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-2017	100,000	102,301
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2017	1,070,000	1,137,742
Bay Area Toll Authority San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.04	4-1-2045	5,000,000	5,006,450

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00%	9-2-2017	$3,825,000	$4,143,508
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	8-1-2015	1,500,000	1,448,760
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-2013	290,000	291,436
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-2014	350,000	354,834
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2015	360,000	373,619
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2016	370,000	385,825
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2017	380,000	395,686
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	4.00	6-1-2018	390,000	424,047
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2013	120,000	120,499
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2014	225,000	227,952
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	234,062
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	422,705
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	438,354
California Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	3-1-2016	180,000	180,733
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	2,000,000	2,033,140
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	8-1-2022	965,000	978,211
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	440,000	453,108
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,580,000	1,646,992
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	875,000	914,883
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	8-1-2013	1,775,000	1,789,378
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	535,000	559,621
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-2015	1,300,000	1,345,500
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Insured)	4.00	8-1-2013	500,000	501,770
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	8-1-2021	280,000	283,200
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	3,915
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,920,000	2,087,712
California HFFA Casa Colina Project (Health Revenue)	5.50	4-1-2013	450,000	451,161
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	817,201
California HFFA Catholic Healthcare West Series C (Health Revenue, NATL-RE Insured) ±(m)(n)	0.25	7-1-2022	5,300,000	4,982,000
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	1,000,000	1,055,710
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-2026	1,790,000	1,893,623
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	380,000	415,150
California HFFA Paradise Estate (Health Revenue)	5.13	1-1-2022	3,000,000	3,011,340
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC/FHA/VA Insured)	4.10	2-1-2015	1,750,000	1,789,673

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30%	8-1-2015	$475,000	$488,908
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,661,626
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-2031	1,000,000	1,059,300
California State (GO, NATL-RE Insured)	4.38	2-1-2013	200,000	200,678
California State (GO, AMBAC Insured)	5.00	10-1-2016	10,000	10,038
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00	12-1-2013	1,995,000	2,058,122
California State DWR Central Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-2017	6,595,000	7,814,745
California State Educational Facilities Authority California College of the Arts (Education Revenue)	2.50	6-1-2013	235,000	236,274
California State Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	234,526
California State Health Facilities Financing City of Hope National Medical Center Series A (Health Revenue)	5.00	11-15-2019	750,000	899,580
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	4-1-2013	100,000	100,423
California State Public Works Board California Community Colleges Series B (Miscellaneous Revenue, NATL-RE Insured)	5.10	9-1-2013	1,930,000	1,937,411
California State Public Works Board California State University Trustees Series B (Miscellaneous Revenue)	5.00	9-1-2013	365,000	366,369
California State Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,895,000	2,097,519
California State Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,809,844
California State Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	935,000	980,553
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, XLCA Insured)	5.00	6-1-2015	640,000	681,638
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, NATL-RE/Bank of New York Insured)	5.50	6-1-2015	535,000	555,699
California State Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-2013	980,000	1,022,483
California State Public Works Board Department of General Services Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-2017	2,000,000	2,007,520
California State Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,179,940
California State Public Works Board Trustees California State University Series A (Miscellaneous Revenue)	5.25	10-1-2013	250,000	250,990
California State School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	2.00	2-1-2013	6,000,000	6,005,040
California State University Hayward Foundation Project (Education Revenue, NATL-RE/GO of Corporation Insured)	5.25	8-1-2025	475,000	475,694
California State Veterans Bonds Series CA (GO)	4.45	12-1-2017	1,000,000	1,078,770
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	1,995,320
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	486,644
California Statewide CDA (Health Revenue)	5.00	5-15-2018	610,000	697,462
California Statewide CDA (Miscellaneous Revenue)	5.88	7-1-2022	2,595,000	2,835,141
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	1,750,000	1,808,590

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA COP (Health Revenue, American Capital Access Radian Insured)	4.00%	6-1-2015	$325,000	$348,114
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	9-1-2014	500,000	526,935
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	563,012
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,044,340
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,045,780
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC Insured)	4.00	10-1-2014	780,000	796,762
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	100,000	100,564
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-2031	750,000	779,558
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,639,360
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.63	9-6-2035	2,400,000	2,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.63	12-14-2016	6,400,000	6,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	441,431
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	4.00	6-15-2013	1,500,000	1,525,605
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	6-15-2013	4,000,000	4,086,480
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-2014	800,000	842,704
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	1,060,000	1,135,620
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,129,450
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,624,080
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	420,956
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	357,533
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	424,099
Chula Vista CA COP (Miscellaneous Revenue, NATL-RE Insured)	4.50	8-1-2016	430,000	435,151
Clovis CA PFA (Water & Sewer Revenue, AMBAC Insured)	5.00	8-1-2015	375,000	407,516
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured)	5.85	9-15-2013	255,000	261,237
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	465,742
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,367,590
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	8-1-2013	855,000	857,394
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-2014	1,130,000	1,139,695
Compton CA Community RDA Project Series A (Tax Revenue, AMBAC Insured)	5.00	8-1-2013	2,245,000	2,284,063
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	175,000	192,973
Compton CA Unified School District Election of 2002 CAB Series D (GO, AMBAC Insured) ¤	0.00	6-1-2017	3,575,000	3,157,512
Contra Costa CA Transportation Authority (Tax Revenue) ±	0.51	3-1-2034	2,000,000	1,999,600
Contra Costa County CA PFA Series B (Miscellaneous Revenue, NATL-RE Insured)	4.00	6-1-2013	450,000	451,211

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	5.50%	10-1-2015	$690,000	$741,985
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-2016	625,000	693,575
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-2017	385,000	434,122
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10-1-2018	410,000	474,817
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11-1-2014	675,000	695,027
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,037,340
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,130,906
Dixon CA Unified School District (GO, AGM Insured)	4.00	8-1-2019	805,000	902,308
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2020	1,095,000	1,298,451
East Bay CA Municipal Utility District Series A (Water & Sewer Revenue) %%	5.00	6-1-2018	2,000,000	2,394,420
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	472,714
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	485,431
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	494,060
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,090,920
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,229,477
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	3-1-2017	500,000	525,465
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	9-1-2015	1,265,000	1,280,737
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	9-1-2017	1,400,000	1,416,870
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,286,448
Folsom Cordova CA Unified School District School Facilities Improvement District #1 Series A (GO, NATL-RE Insured)	5.50	10-1-2015	370,000	371,347
Fontana CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.25	9-1-2017	1,015,000	1,092,495
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	50,000	50,326
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE/FGIC Insured)	4.50	9-1-2015	825,000	872,611
Fontana CA Unified School District (GO)	4.00	8-1-2020	3,620,000	4,104,320
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-2017	580,000	463,646
Fowler CA Unified School District School Facilities Improvement District #1 (GO, NATL-RE Insured)	5.20	7-1-2020	1,730,000	1,940,835
Fresno CA Unified School District Series A (GO, NATL-RE Insured)	6.55	8-1-2020	200,000	207,054
Fresno CA Unified School District Series C (GO, NATL-RE Insured)	5.80	2-1-2015	475,000	512,962
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,032,332
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	595,081
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	656,933
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	713,618
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25	10-1-2016	600,000	612,114
Gilroy CA PFFA BAN (Miscellaneous Revenue)	3.00	11-1-2013	3,000,000	3,006,720
Golden State CA Tobacco Securitization Corporation Series 2003 A-1 (Tobacco Revenue)	6.25	6-1-2033	2,275,000	2,332,057

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Golden West CA Schools Financing Authority 1998 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00%	2-1-2014	$455,000	$446,387
Golden West CA Schools Financing Authority 1998 CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	6.60	2-1-2016	650,000	691,847
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	2-1-2013	360,000	359,669
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	2-1-2014	235,000	230,551
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	5.75	2-1-2015	200,000	216,940
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	5.75	8-1-2015	265,000	292,335
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	95,342
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	143,257
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	147,876
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	315,813
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	745,122
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	767,268
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	797,948
Hemet CA Unified School District COP (Miscellaneous Revenue) ±	1.13	10-1-2036	7,500,000	7,556,700
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.50	2-1-2028	3,240,000	3,240,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.50	2-1-2038	18,565,000	18,565,000
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	8-1-2013	280,000	284,071
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	8-1-2014	295,000	305,422
Imperial CA Community College TRAN (GO)	2.00	12-2-2013	7,300,000	7,358,546
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	513,481
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	285,198
Industry CA Airport Revenue Refunding Senior Series B (Tax Revenue, NATL-RE Insured)	4.00	5-1-2018	1,000,000	1,008,310
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Financial Guaranty Corporation Insured) ¤	0.00	5-1-2013	150,000	147,900
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,603,475
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,180,240
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,483,417
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,200,000	1,216,020
Keyes CA Unified School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2013	145,000	143,140
Keyes CA Unified School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2015	150,000	140,049
Keyes CA Unified School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2016	155,000	140,148
La Quinta CA Financing Authority Series A (Tax Revenue, AMBAC Insured)	5.25	9-1-2015	940,000	1,007,313
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00	9-1-2016	1,830,000	1,915,736
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,452,376
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	8-1-2014	750,000	765,038
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	604,504

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Lindsay CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	5.00%	10-1-2014	$340,000	$359,060
Loma Linda CA University Medical Center Project Series A (Housing Revenue, AMBAC Insured)	5.15	12-1-2013	500,000	514,650
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,366,563
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11-1-2013	1,080,000	1,080,292
Long Beach CA Harbor AMT Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-2016	500,000	545,920
Long Beach CA Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11-1-2015	250,000	250,068
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-2014	995,000	1,025,805
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	954,280
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2014	255,000	271,040
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	401,468
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,415,727
Los Angeles CA COP Hollywood Presbyterian Medical Center (Miscellaneous Revenue)	9.63	7-1-2013	85,000	88,489
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,942,150
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,841,350
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-2014	200,000	215,752
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-2015	1,835,000	2,042,465
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-2016	3,285,000	3,746,937
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	1,000,000	1,007,100
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2014	100,000	98,909
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	615,263
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2017	7,880,000	9,211,939
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	9-1-2014	690,000	733,484
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	12-1-2016	1,000,000	1,106,890
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	9-1-2018	400,000	441,416
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	596,670
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	619,931
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-2016	1,000,000	1,100,380
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-2017	1,010,000	1,133,816
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,062,667
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,122,812

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Merced CA Union High School CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00%	8-1-2019	$2,190,000	$1,858,171
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue) ±	0.28	7-1-2036	2,000,000	2,000,160
Modesto CA Irrigation District Electric Refunding Series A (Utilities Revenue)	5.00	7-1-2020	500,000	603,610
Moreno Valley CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-2013	580,000	599,059
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-2014	1,000,000	1,005,460
Mount Pleasant CA Elementary School District CAB Election of 1998 Series S (GO, AMBAC Insured) ¤	0.00	9-1-2014	1,070,000	1,048,696
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	977,306
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,000,659
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,076,640
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,048,060
New Haven CA Unified School District Refunding (GO, AGM Insured)	12.00	8-1-2013	905,000	965,644
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	10,000,000	9,412,500
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	3-1-2014	100,000	103,320
North City CA West School Facilities Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.00	9-1-2018	1,125,000	1,280,768
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00	5-1-2013	955,000	974,501
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00	9-1-2018	2,000,000	2,151,020
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10-1-2013	1,805,000	1,854,944
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10-1-2014	580,000	613,483
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,114,744
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE/FGIC Insured)	5.50	9-1-2015	875,000	880,670
Oakland CA Redevelopment Agency Central District Project (Tax Revenue, NATL-RE/FGIC Insured)	5.50	9-1-2017	800,000	804,416
Oakland CA Unified School District Alameda County Election of 2000 (GO, NATL-RE Insured)	5.00	8-1-2015	500,000	538,440
Oakland CA Unified School District Alameda County Election of 2000 (GO, NATL-RE Insured)	5.00	8-1-2016	530,000	569,056
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2013	820,000	829,676
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	658,739
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	554,990
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-2014	435,000	451,695
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00	2-1-2019	3,000,000	3,507,390
Orange County CA COP Civic Center Facilities (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	12-1-2018	2,000,000	1,590,680
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	670,349
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,085,342

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oxnard CA Harbor District Series A (Airport Revenue)	5.00%	8-1-2018	$2,275,000	$2,492,536
Pacifica CA COP City of Pacifica Financing Authority (Miscellaneous Revenue, AMBAC Insured)	4.50	1-1-2016	1,090,000	1,163,706
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00	10-1-2013	1,200,000	1,229,856
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.20	7-1-2013	410,000	412,107
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2013	45,000	45,243
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2014	430,000	436,493
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,328,858
Palmdale CA Financing Authority Lease Refunding (Miscellaneous Revenue, AGM Insured)	4.00	9-1-2019	545,000	597,467
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	290,623
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	334,633
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	427,226
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	483,048
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	891,668	943,233
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	238,345
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	810,770
Palomar Pomerado CA Health System CAB (GO, NATL-RE Insured) ¤	0.00	8-1-2017	2,000,000	1,826,980
Patterson CA Joint Unified School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2015	140,000	130,047
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	425,272
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	878,542
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75	2-1-2013	1,830,000	1,834,081
Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63	8-15-2014	1,100,000	1,135,002
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50	6-15-2014	580,000	588,787
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	543,090
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	492,417
Poway CA Unified School District PFA Tranche Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	2,080,000	2,031,016
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	9-1-2013	500,000	501,895
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2013	230,000	232,811
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2014	620,000	633,491
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	694,879

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50%	9-1-2016	$725,000	$754,631
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	213,876
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	306,032
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	372,384
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	6-30-2013	915,000	919,301
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	6-30-2014	1,060,000	1,080,575
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	6-30-2015	630,000	653,171
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	439,299
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue) ±	4.00	9-1-2014	1,025,000	1,064,534
Riverside CA Community Facilities District #90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50	9-1-2013	1,100,000	1,106,787
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,879,925
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	701,875
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	539,274
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-1-2019	1,000,000	784,520
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10-1-2015	130,000	134,940
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10-1-2014	1,000,000	1,036,100
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	888,262
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	971,704
Robla CA School District Series B (GO, NATL-RE Insured) ¤	0.00	8-1-2018	985,000	813,157
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2014	1,000,000	1,042,670
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	500,000	536,425
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-2014	1,000,000	1,059,800
Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	5-1-2015	535,000	535,310
Sacramento CA City Financing Authority EPA Building Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2014	1,250,000	1,250,650
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2014	595,000	621,721
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50	9-1-2013	155,000	160,892
Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, AMBAC Insured)	4.10	9-1-2015	150,000	150,209
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	589,530
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, AMBAC Insured)	4.50	2-1-2019	755,000	802,278
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,162,360
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, NATL-RE Insured)	5.00	7-1-2015	1,025,000	1,086,982

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, NATL-RE Insured)	5.00%	7-1-2016	$375,000	$403,883
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, NATL-RE Insured)	5.50	8-1-2017	1,360,000	1,426,735
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,514,875
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,312,700
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-2016	1,825,000	2,033,014
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2013	165,000	166,023
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2014	355,000	360,396
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	376,673
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	399,840
San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50	9-1-2017	555,000	587,173
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	370,113
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	550,164
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.00	9-1-2014	665,000	706,715
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.25	9-1-2015	2,215,000	2,357,978
San Francisco CA Airport Improvement United Airlines Incorporated Project (Airport Revenue)	8.00	7-1-2013	140,000	144,753
San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue)	5.00	10-1-2013	190,000	196,405
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) ¤	0.00	8-1-2013	300,000	298,173
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2014	125,000	129,724
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	331,229
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-2014	500,000	522,295
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE Insured)	5.00	8-1-2015	910,000	974,983
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE/FGIC Insured)	5.25	8-1-2018	2,000,000	2,038,920
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-2015	2,000,000	1,882,560
San Jose CA Airport Series A (Airport Revenue, AMBAC Insured)	5.50	3-1-2018	3,380,000	3,915,629
San Jose CA Airport Series A (Airport Revenue, AMBAC Insured)	5.50	3-1-2019	5,220,000	5,899,644
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase Bank LIQ) 144Aø	0.26	9-1-2031	7,900,000	7,900,000
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, NATL-RE Insured)	5.00	9-1-2015	1,000,000	1,003,940
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,781
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	4.36	8-1-2016	250,000	250,768
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	4.54	8-1-2018	1,035,000	1,052,616
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	8-1-2017	800,000	836,624
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	550,000	580,883
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-2016	1,150,000	1,154,600
San Luis & Delta Mendota CA Water Authority Delta Habitat Conservation and Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	750,000	780,593

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Marcos CA PFA Series B (Tax Revenue)	3.00%	9-1-2015	$430,000	$444,470
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	461,607
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	470,024
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,088,140
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, NATL-RE Insured)	6.50	7-1-2015	205,000	227,101
San Mateo County CA Transportation Authority Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-1-2018	270,000	228,218
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,130,470
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, NATL-RE Insured)	4.00	7-1-2014	500,000	513,880
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,500,406
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, NATL-RE Insured)	5.25	9-1-2016	495,000	537,738
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, NATL-RE Insured)	5.25	9-1-2017	495,000	544,728
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	5.00	9-1-2017	750,000	824,205
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	8-1-2014	920,000	899,144
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	8-1-2015	500,000	487,405
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	578,908
Simi Valley CA Unified School District COP (Miscellaneous Revenue, AMBAC Insured)	5.25	8-1-2017	550,000	610,071
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	469,341
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2017	690,000	716,931
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	359,086
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	796,806
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, AMBAC Insured)	5.25	9-1-2019	1,365,000	1,389,161
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,353,977
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,388,632
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,524,531
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	0.96	11-1-2014	3,200,000	3,201,856
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,844,480
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,015
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	567,001
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	635,289
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	308,391
Southern Mono Healthcare District (GO)	4.00	8-1-2018	685,000	738,040
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	910,268
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	433,824
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	447,810
Stockton CA Unified School District (GO, AGM Insured)	5.00	7-1-2020	1,140,000	1,335,521
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	155,868

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00%	9-1-2017	$300,000	$311,709
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	576,118
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	614,754
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	2.00	9-1-2013	450,000	452,466
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-2014	400,000	408,344
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	393,087
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	405,452
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	411,051
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	888,949
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,225,811
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,291,275
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45	9-1-2018	1,560,000	1,562,714
Tracy CA Joint Unified School District Election of 2006 (GO, AGM Insured)	6.00	8-1-2013	315,000	325,206
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2013	940,000	962,250
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	861,918
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	220,032
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	507,471
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, AGM Insured)	3.00	10-1-2013	55,000	55,906
Vallejo CA Water Revenue Series A (Water & Sewer Revenue, JPMorgan Chase Bank LOC) ø	0.33	6-1-2031	3,000,000	3,000,000
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, NATL-RE Insured)	5.00	5-1-2021	1,500,000	1,607,730
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.00	2-1-2013	545,000	546,324
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.60	2-1-2016	1,080,000	1,176,995
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.90	2-1-2018	2,065,000	2,345,344
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, NATL-RE Insured)	6.45	5-1-2018	1,115,000	1,198,235
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	272,947
Washington CA Unified School District Yolo County COP New High School Project (Miscellaneous Revenue, AMBAC Insured)	4.25	8-1-2013	465,000	473,737
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,753,850
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2013	905,000	922,050
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	975,000	1,022,005
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,252,890
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2021	1,040,000	1,127,870
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,187,339
West Contra Costa CA Unified School District Election of 2002 Series C (GO, NATL-RE/FGIC Insured)	4.25	8-1-2017	785,000	803,958
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	361,251
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	645,673
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	9-1-2013	265,000	267,647

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00%	9-1-2014	$250,000	$255,295
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	209,698
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	274,463
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	278,308
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	287,238
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	302,439
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	351,845
Westlands CA Water District Revenue Series A (Water & Sewer Revenue, AGM Insured)	4.00	9-1-2020	500,000	570,475
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	6-1-2013	1,000,000	1,012,980

				501,695,810

Guam: 0.22%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,176,080

Puerto Rico: 7.52%
Puerto Rico Commonwealth Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,029,430
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	7-1-2013	2,000,000	2,034,100
Puerto Rico HFA Capital Funding Program (Housing Revenue, Housing and Urban Development Insured)	5.00	12-1-2016	1,815,000	1,884,206
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	4.50	12-1-2017	1,250,000	1,345,950
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	1,000,000	1,085,640
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2016	3,440,000	3,799,652
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2017	1,895,000	2,126,891
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2018	1,250,000	1,426,888
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2019	1,000,000	1,136,900
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured)	5.25	7-1-2014	860,000	871,257
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.00	10-1-2018	855,000	819,936
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.25	10-1-2019	880,000	839,749
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	4-1-2014	1,000,000	1,018,320
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	10-1-2017	830,000	854,211
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	790,000	848,516
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	1,000,000	1,090,890
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2017	1,600,000	1,756,224
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2013	1,125,000	1,145,981
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.78	7-1-2033	14,970,000	14,970,000
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	500,000	517,030

				40,601,771

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 2.09%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Resource Recovery Revenue)	2.25%	10-1-2017	$7,810,000	$7,699,020
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE/FGIC Insured)	5.00	10-1-2013	500,000	513,460
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10-1-2016	1,000,000	1,065,130
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	1,750,000	1,997,170

				11,274,780

Total Municipal Obligations (Cost $543,096,775)				554,748,441

	Yield		Shares

Short-Term Investments: 1.12%

Investment Companies: 1.12%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		6,059,099	6,059,099

Total Short-Term Investments (Cost $6,059,099)				6,059,099

Total investments in securities (Cost $549,155,874) *	103.82%	560,807,540
Other assets and liabilities, net	(3.82)	(20,612,433)

Total net assets	100.00%	$540,195,107

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $549,183,987 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,248,658
Gross unrealized depreciation	(625,105)

Net unrealized appreciation	$11,623,553

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$554,748,441
In affiliated securities, at value (see cost below)	6,059,099

Total investments, at value (see cost below)	560,807,540
Receivable for investments sold	241,845
Receivable for Fund shares sold	2,927,419
Receivable for interest	5,047,339
Prepaid expenses and other assets	21,368

Total assets	569,045,511

Liabilities
Dividends payable	389,376
Payable for investments purchased	19,192,962
Payable for Fund shares redeemed	8,894,481
Advisory fee payable	106,487
Distribution fees payable	23,064
Due to other related parties	81,411
Accrued expenses and other liabilities	162,623

Total liabilities	28,850,404

Total net assets	$540,195,107

NET ASSETS CONSIST OF
Paid-in capital	$529,710,090
Undistributed net investment income	186,416
Accumulated net realized losses on investments	(1,353,065)
Net unrealized gains on investments	11,651,666

Total net assets	$540,195,107

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$161,582,653
Shares outstanding – Class A	15,037,089
Net asset value per share – Class A	$10.75
Maximum offering price per share – Class A2	$10.97
Net assets – Class C	$34,856,928
Shares outstanding – Class C	3,244,202
Net asset value per share – Class C	$10.74
Net assets – Administrator Class	$343,755,526
Shares outstanding – Administrator Class	32,494,769
Net asset value per share – Administrator Class	$10.58

Investments in unaffiliated securities, at cost	$543,096,775

Investments in affiliated securities, at cost	$6,059,099

Total investments, at cost	$549,155,874

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	23

Investment income
Interest	$7,264,964
Income from affiliated securities	1,192

Total investment income	7,266,156

Expenses
Advisory fee	900,837
Administration fees
Fund level	129,030
Class A	131,076
Class C	27,854
Administrator Class	158,728
Shareholder servicing fees
Class A	204,806
Class C	43,523
Administrator Class	396,820
Distribution fees
Class C	130,568
Custody and accounting fees	17,538
Professional fees	15,614
Registration fees	9,967
Shareholder report expenses	16,970
Trustees’ fees and expenses	6,002
Other fees and expenses	5,598

Total expenses	2,194,931
Less: Fee waivers and/or expense reimbursements	(317,342)

Net expenses	1,877,589

Net investment income	5,388,567

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	65,264
Net change in unrealized gains (losses) on investments	2,027,053

Net realized and unrealized gains (losses) on investments	2,092,317

Net increase in net assets resulting from operations	$7,480,884

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$5,388,567		$10,308,355
Net realized gains on investments		65,264		232,152
Net change in unrealized gains (losses) on investments		2,027,053		6,725,628

Net increase in net assets resulting from operations		7,480,884		17,266,135

Distributions to shareholders from
Net investment income
Class A		(1,652,061)		(3,437,004)
Class C		(220,072)		(540,514)
Administrator Class		(3,515,904)		(6,330,761)

Total distributions to shareholders		(5,388,037)		(10,308,279)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,538,449	27,277,352	6,711,500	71,529,648
Class C	544,122	5,845,686	1,112,146	11,822,381
Administrator Class	15,809,925	167,220,902	13,959,780	146,367,432

		200,343,940		229,719,461

Reinvestment of distributions
Class A	144,289	1,550,997	248,742	2,646,001
Class C	18,543	199,239	39,931	424,517
Administrator Class	134,224	1,420,451	266,925	2,794,087

		3,170,687		5,864,605

Payment for shares redeemed
Class A	(2,821,533)	(30,304,715)	(3,829,718)	(40,743,957)
Class C	(441,629)	(4,745,114)	(702,440)	(7,466,559)
Administrator Class	(9,078,792)	(96,137,632)	(8,877,660)	(93,009,373)

		(131,187,461)		(141,219,889)

Net increase in net assets resulting from capital share transactions		72,327,166		94,364,177

Total increase in net assets		74,420,013		101,322,033

Net assets
Beginning of period		465,775,094		364,453,061

End of period		$540,195,107		$465,775,094

Undistributed net investment income		$186,416		$185,886

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.70	$10.51	$10.51	$10.29	$10.30	$10.36
Net investment income	0.11	0.27	0.27	0.28	0.39	0.38
Net realized and unrealized gains (losses) on investments	0.05	0.19	0.00	0.23	(0.01)	(0.06)

Total from investment operations	0.16	0.46	0.27	0.51	0.38	0.32
Distributions to shareholders from
Net investment income	(0.11)	(0.27)	(0.27)	(0.29)	(0.39)	(0.38)
Net asset value, end of period	$10.75	$10.70	$10.51	$10.51	$10.29	$10.30
Total return[1]	1.49%	4.41%	2.52%	5.14%	3.77%	3.09%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.84%	0.85%	0.95%	1.09%
Net expenses	0.80%	0.80%	0.80%	0.85%	0.85%	0.85%
Net investment income	2.02%	2.51%	2.58%	2.67%	3.82%	3.63%
Supplemental data
Portfolio turnover rate	16%	56%	54%	34%	64%	69%
Net assets, end of period (000s omitted)	$161,583	$162,381	$126,570	$116,578	$46,372	$37,376

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.70	$10.51	$10.51	$10.29	$10.30	$10.36
Net investment income	0.07	0.19	0.19	0.19	0.30	0.31
Net realized and unrealized gains (losses) on investments	0.04	0.19	0.00	0.24	0.00	(0.07)

Total from investment operations	0.11	0.38	0.19	0.43	0.30	0.24
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.19)	(0.21)	(0.31)	(0.30)
Net asset value, end of period	$10.74	$10.70	$10.51	$10.51	$10.29	$10.30
Total return[1]	1.02%	3.63%	1.85%	4.25%	2.99%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.59%	1.60%	1.61%	1.69%	1.83%
Net expenses	1.55%	1.55%	1.55%	1.60%	1.60%	1.60%
Net investment income	1.26%	1.77%	1.82%	1.85%	3.07%	2.88%
Supplemental data
Portfolio turnover rate	16%	56%	54%	34%	64%	69%
Net assets, end of period (000s omitted)	$34,857	$33,414	$28,089	$29,501	$6,014	$4,632

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.53	$10.34	$10.35	$10.13	$10.14	$10.20
Net investment income	0.12	0.29	0.29	0.30	0.41	0.39
Net realized and unrealized gains (losses) on investments	0.05	0.19	(0.01)	0.23	(0.01)	(0.05)

Total from investment operations	0.17	0.48	0.28	0.53	0.40	0.34
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.29)	(0.31)	(0.41)	(0.40)
Net asset value, end of period	$10.58	$10.53	$10.34	$10.35	$10.13	$10.14
Total return[1]	1.60%	4.65%	2.72%	5.34%	4.03%	3.34%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.79%	0.79%	0.87%	0.91%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.22%	2.72%	2.77%	2.91%	4.08%	3.85%
Supplemental data
Portfolio turnover rate	16%	56%	54%	34%	64%	69%
Net assets, end of period (000s omitted)	$343,756	$269,980	$209,794	$184,246	$60,259	$43,800

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	29

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At June 30, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*
2015	2016	2018	2019
$203,304	$11,320	$1,059,767	$110,356

*	Losses incurred in taxable years beginning before December 22, 2010.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$549,766,441	$4,982,000	$554,748,441
Short-term investments
Investment companies	6,059,099	0	0	6,059,099
	$6,059,099	$549,766,441	$4,982,000	$560,807,540

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A, 1.55% for Class C and 0.60% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $2,187 from the sale of Class A shares and $1,473 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	31

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $150,688,788 and $70,883,510, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $305 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

32	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Others directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Others directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Limited-Term Tax-Free Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214191 02-13 SA248/SAR248 12-12

Wells Fargo Advantage

California Tax-Free Fund

Semi-Annual Report

December 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage California Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Tax-Free Fund	3

revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCTAX)	10-6-1988	4.85	4.75	4.46	9.80	5.73	4.94	0.82	0.75
Class B (SGCBX)*	12-15-1997	3.95	4.62	4.38	8.95	4.95	4.38	1.57	1.50
Class C (SCTCX)	7-1-1993	7.96	4.95	4.13	8.96	4.95	4.13	1.57	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	10.01	5.96	5.18	0.76	0.55
Barclays Municipal Bond Index[3]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays California Municipal Bond Index[4]	–	–	–	–	8.15	6.10	5.29	–	–

* Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Tax-Free Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4.	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,044.02	$3.86	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,040.45	$7.71	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,040.48	$7.71	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,045.02	$2.84	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.59%

California: 96.42%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00%	10-1-2018	$3,895,000	$3,327,966
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2019	3,000,000	2,449,680
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ±	5.25	10-1-2021	3,000,000	3,417,330
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	5,042,016
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,004,832
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-2033	1,290,000	1,590,312
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,955,000	4,245,295
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	5,776,300
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,795,000	1,800,708
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-2017	1,635,000	1,672,621
Bay Area Toll Authority CA (Transportation Revenue)	5.00	4-1-2031	2,850,000	3,367,902
Bay Area Toll Authority CA Series A (Transportation Revenue) ±	1.00	4-1-2036	2,000,000	2,000,380
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75	8-1-2030	3,190,000	4,068,016
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	2,105,000	2,304,638
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	8-1-2021	1,500,000	1,069,530
California (GO)	5.25	8-1-2038	1,925,000	2,148,185
California (GO)	5.25	11-1-2040	3,000,000	3,465,720
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Episcopal Senior Communities Series A (Health Revenue)	5.00	7-1-2032	1,000,000	1,103,330
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2032	1,000,000	1,128,210
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,000,000	1,089,500
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2026	400,000	459,216
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2027	1,145,000	1,309,227
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2028	400,000	454,328
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series B (Health Revenue)	6.38	8-1-2034	1,000,000	1,067,360
California DWR Series M PUTTER (Utilities Revenue, JPMorgan Chase Bank LIQ) 144Aø	0.13	5-1-2013	555,000	555,000
California Community College Financing Authority (Miscellaneous Revenue)	5.00	5-1-2030	2,635,000	2,962,899
California Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	3-1-2016	2,250,000	2,259,158
California Department of Veterans Affairs Series A (Housing Revenue)	4.85	12-1-2022	1,605,000	1,698,170
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2026	2,000,000	2,330,240

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00%	11-1-2030	$535,000	$613,447
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	2,055,000	2,116,218
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	4,210,000	4,388,504
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	1,310,000	1,369,710
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	440,000	460,249
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	1,480,000	1,524,089
California HFA MFHR Series B (Housing Revenue, AMBAC/FHA Insured)	6.05	8-1-2016	730,000	731,497
California HFFA Casa Colina Project (Health Revenue)	6.00	4-1-2022	3,000,000	3,005,880
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,521,250
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	3,280,000	3,906,250
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2037	2,000,000	2,193,420
California HFFA City of Hope Series A (Health Revenue)	5.00	11-15-2035	1,500,000	1,686,390
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-2026	1,250,000	1,487,925
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-2027	225,000	267,748
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	11-15-2032	1,250,000	1,423,588
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2033	2,750,000	3,134,450
California HFFA Paradise Estate (Health Revenue)	5.13	1-1-2022	3,600,000	3,613,608
California HFFA Prerefunded Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	130,689
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,636,641
California HFFA The Episcopal Home (Health Revenue)	5.25	2-1-2021	2,000,000	2,002,740
California Housing Finance Agency CAB Home Mortgage Series N (GO)	6.00	4-1-2035	2,140,000	2,547,606
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30	8-1-2023	4,285,000	4,445,902
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,253,050
California Infrastructure & Economic Development Bank State School Fund Apportionment Lease Revenue Bonds King City Joint Union High School District Financing (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,415,052
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,089,980
California Public Works Board Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,666,240
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,772,326
California Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11-1-2028	4,225,000	4,695,200
California Public Works California State University Project Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,509,720
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,560,488
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2027	5,500,000	5,574,965
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-2029	3,145,000	3,256,427
California Refunding (GO)	5.00	8-1-2025	5,000,000	5,652,950
California Refunding (GO)	5.00	2-1-2033	5,000,000	5,755,500
California Refunding Series B (GO) ±	1.28	5-1-2020	3,000,000	3,034,260

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50%	6-1-2021	$1,005,000	$1,007,080
California State Infrastructure & Economic Development Bank Bay Area Toll Bridges Series A PUTTER (Transportation Revenue, FGIC Insured, JPMorgan Chase Bank LIQ) 144Aø	0.13	7-1-2023	8,335,000	8,335,000
California Statewide CDA COP Internext Group (Health Revenue)	5.38	4-1-2017	2,375,000	2,384,073
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,081,649
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.63	9-6-2035	1,000,000	1,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,013,477
California Statewide CDA Referendum International School Peninsula Project (Education Revenue)	5.00	11-1-2016	1,190,000	1,217,810
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	2,625,000	2,979,821
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,335,000	1,343,250
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	595,000	604,800
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10-1-2027	1,040,000	1,043,474
California Statewide Community Sutter Health Series B (Health Revenue, AMBAC Insured) ±	5.00	8-15-2038	7,000,000	7,803,880
California University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-2037	7,500,000	8,678,925
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	8,024,310
California Various Purposes (GO)	5.25	4-1-2035	5,000,000	5,819,200
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,703,478
California Various Purposes (GO)	5.00	11-1-2032	955,000	1,060,107
California Various Purposes (GO)	5.00	9-1-2035	5,000,000	5,489,150
California Various Purposes (GO)	5.00	9-1-2042	3,000,000	3,395,160
California Various Purposes (GO)	5.13	4-1-2033	5,835,000	6,529,132
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,902,950
California Various Purposes (GO)	5.25	10-1-2029	800,000	930,976
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,548,216
California Various Purposes (GO)	5.60	3-1-2036	7,800,000	9,207,822
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,896,032
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,988,231
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	27,800,863
California Veterans Series BZ (GO, NATL-RE Insured)	5.35	12-1-2021	5,000	5,009
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue)	5.00	1-15-2031	2,000,000	2,236,840
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25	10-1-2020	1,140,000	1,179,512
Center California Unified School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	9-1-2021	5,000,000	3,752,250
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, NATL-RE Insured)	6.45	2-1-2018	2,275,000	2,483,527
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	846,195
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	576,510
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13	4-1-2021	3,000,000	3,007,440
Coachella CA Water Authority (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2032	1,325,000	1,490,188

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Coachella Valley CA Unified School District Election of 2005 Series D (GO, AGM Insured)	5.00%	8-1-2037	$3,000,000	$3,348,090
Coalinga CA PFA Water & Wastewater Pooled Series 2012 (Water & Sewer Revenue)	5.00	4-1-2030	1,525,000	1,616,424
College of the Sequoias Tulare Area Improvement District # 3 California Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	630,810
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,013,381
Compton CA Community RDA Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,191,881
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	230,000	253,621
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	230,000	297,928
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	5,510,000	6,555,467
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	2,055,000	1,797,344
East Side CA Union High School District Santa Clara County Election of 2008 Series D (GO)	5.00	8-1-2028	2,655,000	3,060,896
East Side CA Union High School District Santa Clara County Election of 2008 Series D (GO)	5.00	8-1-2029	2,000,000	2,295,040
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	9-2-2014	500,000	501,360
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,752,100
Escondido CA Joint Powers Financing Authority (Water & Sewer Revenue)	5.00	9-1-2033	3,000,000	3,397,920
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	4,573,514
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2032	2,000,000	2,250,300
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	2,455,000	2,470,982
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,802,752
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	1-15-2040	4,000,000	4,001,600
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE Insured) ±	5.80	1-15-2020	3,000,000	3,110,100
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE Insured) ±	5.85	1-15-2023	3,000,000	3,102,840
Fullerton CA Community Facilities Refunding Amerige Heights (Tax Revenue)	5.00	9-1-2032	1,000,000	1,090,360
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,215,960
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-2015	2,000,000	1,890,100
Golden West CA Schools Financing Authority CAB Series PG-A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-2016	585,000	488,984
Hacienda La Puente CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2027	2,505,000	3,001,165
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12-1-2013	680,000	682,448
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.50	2-1-2028	5,435,000	5,435,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.50	2-1-2038	500,000	500,000
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,975,300
Jamul-Dulzura CA Unified School District Series C (GO)	6.40	8-1-2016	115,000	115,569
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,326,387
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,212,755
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	8,865,000	2,274,936

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Jurupa CA Unified School District Refunding Program (GO, AGM Insured)	5.00%	8-1-2022	$2,370,000	$2,884,337
Kaweah CA Delta Health Care District Election of 2003 (GO, NATL-RE Insured)	5.25	8-1-2028	5,370,000	5,691,770
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	9-1-2022	1,000,000	1,022,030
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	9-1-2021	1,000,000	1,012,310
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,265,780
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,210,800
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, AMBAC Insured)	6.00	11-1-2017	1,130,000	1,194,455
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.66	11-15-2027	5,000,000	4,094,350
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured)	5.00	8-1-2030	5,000,000	5,093,100
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	3,019,226
Los Angeles CA ABC Unified School District CAB Election of 1997 Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2018	1,500,000	1,317,420
Los Angeles CA CDA Properties CDA Headquarters Office Building Project Series 2011 (Miscellaneous Revenue)	5.25	9-1-2030	1,905,000	2,184,483
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, AMBAC Insured)	5.00	9-1-2025	2,310,000	2,473,525
Los Angeles CA Community Redevelopment Refunding Grand Central Square Class B (Tax Revenue, AMBAC Insured)	5.00	12-1-2022	1,200,000	1,215,588
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, AMBAC Insured)	6.00	11-1-2019	2,000,000	2,009,180
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-2024	1,565,000	1,673,470
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-2025	2,925,000	3,115,944
Los Angeles CA Department of Airports Senior International Private Activity (Airport Revenue)	5.00	5-15-2035	3,500,000	4,083,660
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	75,000	90,121
Los Angeles CA Public Works Financing Authority Lease Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2037	1,500,000	1,674,045
Los Angeles CA Public Works Financing Authority Lease Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2042	2,000,000	2,233,780
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2028	2,350,000	2,665,958
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2031	1,125,000	1,254,465
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (GO, JPMorgan Chase Bank LIQ) 144A ø	0.13	2-28-2013	3,985,000	3,985,000
Lynwood CA Unified School District Series 2011 (GO, AGM Insured)	5.00	8-1-2024	1,000,000	1,168,650
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,671,960
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,336,066
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	1,160,000	1,644,868
Madera CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2028	1,740,000	1,802,414
Marysville CA Financing Authority Sewer Series A (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	810,000	922,647
Merced CA Community College School Facilities Improvement Project District #1 (GO, NATL-RE Insured)	5.00	8-1-2031	1,635,000	1,785,633

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00%	8-1-2032	$3,380,000	$1,299,813
Merced CA Union High School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2018	2,135,000	1,875,128
Metropolitan Water District of Southern California Series G (Water & Sewer Revenue)	5.00	7-1-2031	2,440,000	2,950,692
Modesto CA Irrigation District Electric Refunding Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2031	800,000	942,408
Modesto CA Irrigation District Electric Refunding Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2032	830,000	968,801
Montebello CA Unified School District Election of 2004 (GO, NATL-RE Insured)	5.00	8-1-2030	3,175,000	3,276,505
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,120,020
Mount Diablo CA Unified School District Election of 2002 PUTTER (GO, NATL-RE Insured, JPMorgan Chase Bank LIQ) ø	0.21	6-1-2014	6,000,000	6,000,000
Mount Diablo CA Unified School District Election of 2010 Series E (GO)	5.00	6-1-2037	2,000,000	2,259,800
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50	2-15-2013	1,080,000	1,083,294
Natomas CA Unified School District Series 1999 (GO, NATL-RE Insured)	5.95	9-1-2021	1,000,000	1,142,200
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	5,000,000	4,526,600
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	9,000,000	7,313,760
Northern California Power Agency Public Power Prerefunded Balance (Utilities Revenue, AMBAC Insured)	7.50	7-1-2023	50,000	69,330
Northern Inyo County CA Local Hospital District (GO, AGC-ICC Insured)	5.60	8-1-2035	20,000	21,122
Norwalk-LA Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,016,295
Oakland CA Peralta Community College District Refunding Project (GO)	5.00	8-1-2025	1,515,000	1,814,076
Oakland CA Unified School District Election of 2006 Series A (GO)	5.00	8-1-2022	550,000	613,822
Oakland CA Unified School District Election of 2006 Series A (GO)	5.50	8-1-2032	3,160,000	3,462,949
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, NATL-RE Insured)	5.80	8-1-2023	1,110,000	1,320,112
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, NATL-RE Insured)	6.00	8-1-2015	715,000	743,264
Palm Springs CA Financing Authority Downtown Revitalization Project Series B (Miscellaneous Revenue)	5.00	6-1-2035	2,000,000	2,149,080
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	290,000	298,926
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	508,905
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	1,693,520	1,791,456
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	867,575
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	880,000	988,478
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25	10-1-2020	1,030,000	1,053,402
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,096,493
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50	5-1-2019	2,000,000	2,153,880
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,500,000	5,560,280
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-2029	2,635,000	2,811,650
Pomona CA Unified School District Series A (GO, NATL-RE Insured)	6.55	8-1-2029	2,480,000	3,361,268
Pomona CA Unified School District Series E (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,314,720
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,607,128
Poway CA Unified School District Election of 2008 Import District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,176,174
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured) ¤	0.00	7-15-2030	3,505,000	1,476,586
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-2021	1,000,000	1,005,720

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00%	8-1-2026	$3,320,000	$1,806,711
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,697,400
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,830,500
Richmond CA Joint Powers Financing Authority Series A (Miscellaneous Revenue)	5.25	5-15-2013	60,000	60,150
Riverside CA Unified School District Financing Superior Lien Series A (Miscellaneous Revenue)	5.00	9-1-2037	1,250,000	1,346,213
Riverside County CA Asset Administrative Center Refunding Project (Miscellaneous Revenue)	5.00	11-1-2028	1,150,000	1,291,404
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-1-2026	11,235,000	5,657,047
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,000,000	4,637,120
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,905,000	2,186,559
Ross Valley CA School District Election of 2010 Series B (GO)	5.00	8-1-2037	625,000	723,350
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,285,680
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.40	11-1-2020	2,500,000	2,888,425
Sacramento County CA City Unified School Refunding (GO, AGM Insured)	5.00	7-1-2031	2,500,000	2,831,100
Sacramento County CA COP Animal Care & Youth Detention Program (Miscellaneous Revenue, AMBAC Insured)	5.00	10-1-2025	1,085,000	1,159,398
Sacramento County CA Municipal Utility District Refunding Series Y (Utilities Revenue)	5.00	8-15-2033	1,000,000	1,162,420
Sacramento County CA Regional Transit District Farebox Revenue Series 2012 (Transportation Revenue)	5.00	3-1-2036	1,000,000	1,097,940
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.19	12-1-2035	13,000,000	13,000,000
San Bernardino County CA Community CAB Series D (GO) ¤	0.00	8-1-2032	1,500,000	565,740
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,974,160
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-2028	5,815,000	5,819,652
San Buenaventura CA PFFA Series B (Water & Sewer Revenue)	5.00	7-1-2035	5,000,000	5,741,100
San Buenaventura CA Public Refunding Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,750,000	1,992,113
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.25	2-15-2032	3,825,000	4,143,890
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.25	2-15-2026	4,950,000	5,403,519
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	584,321
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,855
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	614,175
San Francisco CA Bay Area Series A (Tax Revenue)	5.00	7-1-2036	1,000,000	1,169,670
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,418,380
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	250,000	267,120

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00%	8-1-2013	$470,000	$473,408
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	8-1-2014	385,000	396,565
San Gorgonio CA Memorial Healthcare Election of 2006 Series A (GO, NATL-RE FGIC Insured)	5.00	8-1-2036	5,000,000	5,104,500
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.00	8-1-2027	950,000	1,117,799
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-2015	2,000,000	1,882,560
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase Bank LIQ) 144A ø	0.26	9-1-2031	1,000,000	1,000,000
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,046,997
San Jose CA RDA Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	8-1-2025	1,845,000	1,881,217
San Jose CA RDA Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	8-1-2026	950,000	970,226
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	943,611
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	1,833,182
San Luis Obispo County CA Financing Authority Series A (Miscellaneous Revenue)	5.00	10-15-2027	1,510,000	1,745,047
San Rafael City CA High School District CAB Election of 2002 Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2023	1,260,000	880,740
Sanger CA Unified School District Refunding Revenue (GO, NATL-RE Insured)	5.60	8-1-2023	2,000,000	2,249,940
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,339,460
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	20,495,000	5,666,253
Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, AGM Insured)	5.50	8-1-2029	1,000,000	1,145,750
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,477,496
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, AMBAC Insured)	5.25	8-1-2022	1,970,000	2,200,943
Solana Beach CA School District Public Financing Authority (Tax Revenue)	5.00	9-1-2035	1,800,000	1,904,544
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,085,890
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	573,301
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, XLCA Insured)	5.25	9-1-2019	2,015,000	2,062,433
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	740,000	911,976
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.68	11-1-2038	5,000,000	3,855,700
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,131,240
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,566,250
Stockton CA Unified School District Refunding (GO, AGM Insured)	5.00	1-1-2029	600,000	681,552
Sulphur Springs CA Union School District Refunding Community Facilities District #2002-1 Series A (Tax Revenue)	5.00	9-1-2032	1,465,000	1,582,640
Sulphur Springs CA Union School District Series A (GO, NATL-RE Insured) ¤	0.00	9-1-2013	5,690,000	5,658,648
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	9-1-2026	2,090,000	2,182,629

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	6-1-2034	$1,310,000	$1,337,248
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-2034	2,690,000	2,755,179
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,195,490
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,444,810
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	10,000,000	11,149,600
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38	10-1-2034	4,885,000	4,888,371
University of California Revenues Limited Project Series G (Education Revenue)	5.00	5-15-2042	2,500,000	2,853,125
University of California Revenues ROCS-RR-II-R-12236 (Education Revenue, FSA/FGIC Insured, Citibank NA LIQ) 144A ø	0.10	10-1-2015	3,200,000	3,200,000
University of California Revenues Series F PUTTER (Education Revenue, AGM Insured, JPMorgan Chase Bank LIQ) 144A ø	0.13	5-1-2013	6,795,000	6,795,000
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	5-15-2030	465,000	475,835
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,530,157
Vallejo CA Unified School District Refunding Series A (GO, NATL-RE Insured)	5.90	2-1-2017	1,000,000	1,120,440
Vallejo CA Water Revenue Series A (Water & Sewer Revenue, JPMorgan Chase Bank LOC) ø	0.33	6-1-2031	5,000,000	5,000,000
Vista CA CDA Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,502,675
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	1,135,000	1,140,244
West Contra Costa CA Healthcare District COP (Tax Revenue, AMBAC Insured)	5.50	7-1-2029	2,000,000	2,066,260
West Contra Costa CA Healthcare District COP (Tax Revenue)	6.00	7-1-2032	3,000,000	3,445,050
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,600,398
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	4,557,360
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,434,413
West Contra Costa CA Unified School District Refunding (GO)	5.00	8-1-2032	1,250,000	1,411,275
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured)	6.60	5-1-2035	1,000,000	1,236,830
West Hollywood CA CDA East Side Redevelopment Project Series A (Tax Revenue)	7.00	9-1-2026	875,000	1,012,786
West Hollywood CA CDA East Side Redevelopment Project Series A (Tax Revenue)	7.25	9-1-2031	1,000,000	1,165,780
Westlands CA Water District Revenue Refunding Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	775,000	895,048
Westlands CA Water District Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2034	1,000,000	1,133,480
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	807,228
Yorba Linda CA RDA CAB Redevelopment Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	9-1-2019	1,810,000	1,403,365

				767,577,482

Guam: 0.14%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,126,460

Puerto Rico: 1.06%
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2018	100,000	112,575
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	4.00	10-1-2024	905,000	845,134

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	4.00%	10-1-2026	$695,000	$632,262
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	4.38	10-1-2031	1,000,000	930,210
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	5.00	10-1-2042	890,000	872,378
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA & FGIC Insured) ø	0.78	7-1-2033	4,990,000	4,990,000

				8,382,559

Virgin Islands: 0.97%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	5,000,000	5,378,400
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,000,000	2,346,920

				7,725,320

Total Municipal Obligations (Cost $724,925,840)				784,811,821

	Yield		Shares

Short-Term Investments: 0.66%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)	0.01		5,276,033	5,276,033

Total Short-Term Investments (Cost $5,276,033)				5,276,033

Total investments in securities
(Cost $730,201,873) *	99.25%	790,087,854
Other assets and liabilities, net	0.75	5,978,611

Total net assets	100.00%	$796,066,465

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $730,296,432 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,422,923
Gross unrealized depreciation	(631,501)

Net unrealized appreciation	$59,791,422

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	17

Assets
Investments
In unaffiliated securities, at value (see cost below)	$784,811,821
In affiliated securities, at value (see cost below)	5,276,033

Total investments, at value (see cost below)	790,087,854
Receivable for investments sold	620,000
Receivable for Fund shares sold	229,816
Receivable for interest	9,330,492
Prepaid expenses and other assets	23,376

Total assets	800,291,538

Liabilities
Dividends payable	520,697
Payable for investments purchased	2,113,079
Payable for Fund shares redeemed	1,027,832
Advisory fee payable	158,331
Distribution fees payable	32,456
Due to other related parties	135,620
Accrued expenses and other liabilities	237,058

Total liabilities	4,225,073

Total net assets	$796,066,465

NET ASSETS CONSIST OF
Paid-in capital	$742,575,805
Undistributed net investment income	67,514
Accumulated net realized losses on investments	(6,462,835)
Net unrealized gains on investments	59,885,981

Total net assets	$796,066,465

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$521,714,568
Shares outstanding – Class A	44,747,913
Net asset value per share – Class A	$11.66
Maximum offering price per share – Class A2	$12.21
Net assets – Class B	$1,246,345
Shares outstanding – Class B	104,764
Net asset value per share – Class B	$11.90
Net assets – Class C	$47,407,336
Shares outstanding – Class C	3,987,322
Net asset value per share – Class C	$11.89
Net assets – Administrator Class	$225,698,216
Shares outstanding – Administrator Class	19,320,622
Net asset value per share – Administrator Class	$11.68

Investments in unaffiliated securities, at cost	$724,925,840

Investments in affiliated securities, at cost	$5,276,033

Total investments, at cost	$730,201,873

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Tax-Free Fund	Statement of operations—December 31, 2012 (unaudited)

Investment income
Interest	$16,764,478
Income from affiliated securities	1,128

Total investment income	16,765,606

Expenses
Advisory fee	1,326,589
Administration fees
Fund level	194,396
Class A	422,367
Class B	1,179
Class C	37,418
Administrator Class	100,690
Shareholder servicing fees
Class A	659,949
Class B	1,843
Class C	58,465
Administrator Class	251,724
Distribution fees
Class B	5,528
Class C	175,395
Custody and accounting fees	21,222
Professional fees	22,608
Registration fees	18,424
Shareholder report expenses	22,084
Trustees’ fees and expenses	6,339
Other fees and expenses	11,441

Total expenses	3,337,661
Less: Fee waivers and/or expense reimbursements	(442,174)

Net expenses	2,895,487

Net investment income	13,870,119

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,929,813
Net change in unrealized gains (losses) on investments	13,890,673

Net realized and unrealized gains (losses) on investments	18,820,486

Net increase in net assets resulting from operations	$32,690,605

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Tax-Free Fund	19

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$13,870,119		$27,955,366
Net realized gains on investments		4,929,813		5,424,768
Net change in unrealized gains (losses) on investments		13,890,673		46,003,564

Net increase in net assets resulting from operations		32,690,605		79,383,698

Distributions to shareholders from
Net investment income
Class A		(9,404,240)		(20,539,932)
Class B		(20,738)		(66,187)
Class C		(657,168)		(1,303,114)
Administrator Class		(3,787,690)		(6,044,548)

Total distributions to shareholders		(13,869,836)		(27,953,781)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,200,651	25,620,693	4,016,638	44,522,174
Class C	418,889	4,967,355	1,106,356	12,514,385
Administrator Class	8,024,038	93,261,483	7,285,019	81,336,433

		123,849,531		138,372,992

Reinvestment of distributions
Class A	717,745	8,341,558	1,411,615	15,645,241
Class B	1,672	19,820	4,239	47,806
Class C	50,339	596,671	86,821	983,626
Administrator Class	170,788	1,988,739	286,146	3,182,075

		10,946,788		19,858,748

Payment for shares redeemed
Class A	(3,295,586)	(38,356,325)	(6,194,513)	(68,618,513)
Class B	(36,430)	(430,476)	(103,619)	(1,151,374)
Class C	(356,942)	(4,231,667)	(464,061)	(5,237,522)
Administrator Class	(4,649,172)	(53,697,469)	(2,999,998)	(33,087,748)

		(96,715,937)		(108,095,157)

Net increase in net assets resulting from capital share transactions		38,080,382		50,136,583

Total increase in net assets		56,901,151		101,566,500

Net assets
Beginning of period		739,165,314		637,598,814

End of period		$796,066,465		$739,165,314

Undistributed net investment income		$67,514		$67,231

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.37	$10.53	$10.69	$10.14	$10.64	$11.02
Net investment income	0.21	0.45	0.46	0.46 [1]	0.49	0.48
Net realized and unrealized gains (losses) on investments	0.29	0.84	(0.16)	0.55	(0.50)	(0.35)

Total from investment operations	0.50	1.29	0.30	1.01	(0.01)	0.13
Distributions to shareholders from
Net investment income	(0.21)	(0.45)	(0.46)	(0.46)	(0.49)	(0.48)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.21)	(0.45)	(0.46)	(0.46)	(0.49)	(0.51)
Net asset value, end of period	$11.66	$11.37	$10.53	$10.69	$10.14	$10.64
Total return[2]	4.40%	12.46%	2.89%	10.10%	0.06%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.86%	0.88%	1.02%
Net expenses	0.75%	0.75%	0.75%	0.80%	0.80%	0.80%
Net investment income	3.56%	4.08%	4.36%	4.35%	4.85%	4.42%
Supplemental data
Portfolio turnover rate	12%	41%	23%	31%	44%	43%
Net assets, end of period (000s omitted)	$521,715	$512,957	$483,091	$372,415	$351,526	$375,441

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.60	$10.74	$10.91	$10.35	$10.86	$11.24
Net investment income	0.17 [1]	0.38 [1]	0.39 [1]	0.39 [1]	0.42	0.42
Net realized and unrealized gains (losses) on investments	0.30	0.86	(0.17)	0.56	(0.50)	(0.36)

Total from investment operations	0.47	1.24	0.22	0.95	(0.08)	0.06
Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.39)	(0.39)	(0.43)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.17)	(0.38)	(0.39)	(0.39)	(0.43)	(0.44)
Net asset value, end of period	$11.90	$11.60	$10.74	$10.91	$10.35	$10.86
Total return[2]	4.05%	11.66%	2.06%	9.26%	(0.69)%	0.57%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.56%	1.62%	1.64%	1.77%
Net expenses	1.50%	1.50%	1.50%	1.55%	1.55%	1.55%
Net investment income	2.81%	3.37%	3.57%	3.63%	4.08%	3.68%
Supplemental data
Portfolio turnover rate	12%	41%	23%	31%	44%	43%
Net assets, end of period (000s omitted)	$1,246	$1,618	$2,566	$4,286	$11,926	$25,900

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.59	$10.74	$10.90	$10.35	$10.85	$11.24
Net investment income	0.17	0.38	0.39	0.39 [1]	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.30	0.85	(0.16)	0.55	(0.50)	(0.36)

Total from investment operations	0.47	1.23	0.23	0.94	(0.08)	0.05
Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.39)	(0.39)	(0.42)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.17)	(0.38)	(0.39)	(0.39)	(0.42)	(0.44)
Net asset value, end of period	$11.89	$11.59	$10.74	$10.90	$10.35	$10.85
Total return[2]	4.05%	11.56%	2.16%	9.16%	(0.60)%	0.47%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.57%	1.62%	1.63%	1.76%
Net expenses	1.50%	1.50%	1.50%	1.55%	1.55%	1.55%
Net investment income	2.81%	3.31%	3.61%	3.58%	4.10%	3.69%
Supplemental data
Portfolio turnover rate	12%	41%	23%	31%	44%	43%
Net assets, end of period (000s omitted)	$47,407	$44,920	$33,772	$34,848	$27,786	$29,438

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.39	$10.55	$10.71	$10.16	$10.66	$11.04
Net investment income	0.22	0.48	0.48	0.48	0.52	0.51
Net realized and unrealized gains (losses) on investments	0.29	0.84	(0.16)	0.56	(0.50)	(0.35)

Total from investment operations	0.51	1.32	0.32	1.04	0.02	0.16
Distributions to shareholders from
Net investment income	(0.22)	(0.48)	(0.48)	(0.49)	(0.52)	(0.51)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.22)	(0.48)	(0.48)	(0.49)	(0.52)	(0.54)
Net asset value, end of period	$11.68	$11.39	$10.55	$10.71	$10.16	$10.66
Total return[1]	4.50%	12.67%	3.10%	10.35%	0.32%	1.51%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.75%	0.78%	0.81%	0.84%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.76%	4.26%	4.54%	4.53%	5.10%	4.67%
Supplemental data
Portfolio turnover rate	12%	41%	23%	31%	44%	43%
Net assets, end of period (000s omitted)	$225,698	$179,670	$118,170	$172,814	$74,046	$77,702

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	25

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $11,298,089 with $231,147 expiring in 2016, $2,613,015 expiring in 2017 and $8,453,927 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$784,811,821	$0	$784,811,821
Short-term investments
Investment companies	5,276,033	0	0	5,276,033
	$5,276,033	$784,811,821	$0	$790,087,854

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C and 0.55% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $27,730 from the sale of Class A shares and $500 in contingent deferred sales charges from redemptions Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $84,933,888 and $88,055,825, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $487 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

28	Wells Fargo Advantage California Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Tax-Free Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Tax-Free Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214192 02-13 SA249/SAR249 12-12

Wells Fargo Advantage Colorado Tax-Free Fund

Semi-Annual Report

December 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Colorado Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	3

revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to Shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	6-1-1993	3.27	3.90	3.75	8.13	4.86	4.23	0.92	0.86
Class B (NWCBX)*	8-2-1993	2.32	3.71	3.68	7.32	4.05	3.68	1.67	1.61
Class C (WCOTX)	3-31-2008	6.32	4.05	3.37	7.32	4.05	3.37	1.67	1.61
Administrator Class (NCOTX)	8-23-1993	–	–	–	8.40	5.12	4.49	0.86	0.61
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays Colorado Municipal Bond Index[5]	–	–	–	–	8.75	6.35	5.38	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum front-end sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, and 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,036.71	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$1,032.81	$8.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Class C
Actual	$1,000.00	$1,032.80	$8.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,038.02	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.30%

Arizona: 1.04%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,125,660

California: 2.25%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,170,270
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,257,570

				2,427,840

Colorado: 84.14%
Adams Street College Colorado Enterprise (Education Revenue)	5.00	5-15-2037	1,000,000	1,151,720
Arapahoe County CO Centennial 25 Metropolitan District (GO)	6.38	12-1-2016	260,000	261,066
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	550,140
Aspen Valley CO Hospital District (Health Revenue)	5.00	10-15-2033	600,000	653,244
Aurora CO COP Series A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,341,160
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	8-1-2039	1,000,000	1,137,880
Berthoud CO Wastewater Revenue (Water & Sewer Revenue)	5.00	10-15-2027	670,000	747,117
Canon City CO Finance Authority COP (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	165,866
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,210,160
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,203,150
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,209,740
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	460,000	465,364
Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.00	6-15-2019	1,040,000	1,077,398
Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.25	6-15-2024	1,165,000	1,197,072
Colorado ECFA Charter School Community Leadership (Education Revenue)	6.25	7-1-2028	750,000	736,155
Colorado ECFA Charter School District (Education Revenue)	5.00	7-15-2037	1,150,000	1,226,337
Colorado ECFA Charter School Flagstaff Series A (Education Revenue)	6.75	8-1-2028	1,000,000	1,038,670
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	529,650
Colorado ECFA Charter School Series B (Education Revenue)	6.13	11-1-2020	1,125,000	1,223,584
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	868,845
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	623,760
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-2018	860,000	865,573
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-2023	100,000	100,462
Colorado ECFA Parker Core Charter School (Miscellaneous Revenue, XLCA Insured)	5.00	11-1-2024	1,445,000	1,487,584
Colorado ECFA Refunding The University Corporation for Atmosphere Research (Education Revenue, GO of Corporation Insured)	5.00	9-1-2027	1,480,000	1,722,676
Colorado ECFA Refunding The University Corporation for Atmosphere Research (Education Revenue, GO of Corporation Insured)	5.00	9-1-2030	1,770,000	2,033,022

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Refunding The University Corporation for Atmosphere Research (Education Revenue, GO of Corporation Insured)	5.00%	9-1-2032	$1,265,000	$1,400,532
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue)	5.50	6-1-2033	2,735,000	3,023,296
Colorado Health Facilities Authority 2012 Catholic Series D2 Prerefunded (Health Revenue)	5.25	10-1-2038	10,000	10,242
Colorado Health Facilities Authority 2012 Catholic Series D2 Unrefunded (Health Revenue)	5.25	10-1-2038	75,000	76,811
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,113,190
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,102,280
Colorado Health Facilities Authority Catholic Health Initiatives Series B-1 (Health Revenue)	5.00	7-1-2038	1,000,000	1,129,390
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25	10-1-2033	1,000,000	1,197,270
Colorado Health Facilities Authority Catholic Health Series D-2 Project Prerefunded Balance (Health Revenue) ±	5.25	10-1-2038	15,000	15,640
Colorado Health Facilities Authority Catholic Health Series D-2 Project Unrefunded Balance (Health Revenue) ±	5.25	10-1-2038	85,000	88,539
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	934,434
Colorado HFA Company AMT Senior Series E2 (Housing Revenue, NATL-RE/IBC Insured)	7.00	2-1-2030	340,000	346,416
Colorado HFA Senior Series E3 (Housing Revenue)	6.60	8-1-2017	120,000	121,741
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA/VA Guaranty Housing & Urban Development Loan Insured)	5.50	11-1-2029	540,000	559,683
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	5-1-2032	100,000	99,885
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured)	4.75	5-1-2030	245,000	245,659
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	5-1-2032	450,000	455,085
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.45	4-1-2030	1,125,000	1,158,266
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	8-1-2031	180,000	181,645
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	8-1-2023	215,000	215,417
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE Insured)	6.80	2-1-2031	1,255,000	1,320,787
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	8-1-2033	195,000	198,652
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	8-1-2017	315,000	335,560
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	8-1-2033	180,000	187,299
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	576,135
Colorado Mid-Cities Metropolitan District #1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.54	12-1-2020	2,000,000	2,000,000
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	6-1-2023	1,320,000	1,341,938
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.35	11-1-2036	5,190,000	5,190,000
Colorado State COP Fitzsimons Academic Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	11-1-2030	1,000,000	1,082,500
Colorado State Health Facilities Authority Covenant Retirement Communities (Health Revenue)	5.00	12-1-2033	1,000,000	1,064,310

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50%	9-1-2024	$1,000,000	$1,089,280
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88	9-1-2017	1,810,000	1,816,751
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00	9-1-2019	1,000,000	1,003,740
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-2018	55,000	55,212
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-2019	30,000	30,112
Denver CO City & County Airport System Series A (Airport Revenue, XLCA Insured)	5.00	11-15-2022	1,250,000	1,374,975
Denver CO City & County Certificates Refunding Public Parking Unit Cultural Center (Miscellaneous Revenue)	3.50	12-1-2020	710,000	810,770
Denver CO City & County Excise Refunding Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,485,240
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00	12-1-2030	1,205,000	1,255,200
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE/FGIC/State Aid Withholding Insured)	5.75	12-15-2022	1,000,000	1,103,350
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	9-1-2034	6,000,000	2,014,980
Eagle River CO Water & Sanitation District Enterprise Wastewater Series 2012 (Water & Sewer Revenue)	5.00	12-1-2032	400,000	465,188
El Paso County CO School District #49 (Lease Revenue, NATL-RE Insured)	5.00	12-15-2027	1,430,000	1,620,033
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured)	5.38	6-1-2025	1,000,000	1,070,970
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	805,605
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.00	12-1-2025	1,000,000	1,076,910
Grand Junction CO (Tax Revenue)	5.00	3-1-2024	1,000,000	1,227,790
Ignacio CO School District 11 (Tax Revenue, State Aid Withholding Insured)	5.00	12-1-2030	1,000,000	1,185,520
Inverness CO Water & Sanitation District Arapahoe & Douglas Counties Series A (Tax Revenue, Radian Insured)	4.60	12-1-2019	430,000	430,619
La Plata County CO School District 9 (Tax Revenue, State Aid Withholding Insured)	5.00	11-1-2024	1,180,000	1,439,647
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	250,000	270,968
Platte Valley Fire Protection District Colorado (Miscellaneous Revenue)	5.00	12-1-2036	325,000	348,660
Pueblo CO City & County Library District (Miscellaneous Revenue)	5.00	12-1-2028	1,315,000	1,511,119
Regional Transportation District Colorado COP Transit Vehicles-A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2022	1,000,000	1,110,070
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,204,320
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ø	0.63	6-1-2026	4,000,000	4,000,000
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-2036	1,500,000	1,675,770
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,405,460
Westminster CO EDA Refunding Mandalay Gardens Urban Renovation (Tax Revenue)	5.00	12-1-2027	2,000,000	2,260,520

				90,748,776

Guam: 2.08%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,126,460
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	560,735
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	500,000	555,970

				2,243,165

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.44%
Maryland State Economic Development Corporation (Education Revenue)	5.00%	6-1-2027	$235,000	$258,509
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-2030	200,000	216,702

				475,211

New York: 1.08%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00	6-15-2032	1,000,000	1,162,970

Pennsylvania: 1.01%
Pennsylvania Higher Education Facilities Authority (Education Revenue)	5.00	7-1-2032	1,000,000	1,089,120

Puerto Rico: 1.24%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25	7-1-2023	1,305,000	1,331,413

Virgin Islands: 3.52%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	1,000,000	1,075,680
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10-1-2025	2,500,000	2,715,350

				3,791,030

Washington: 0.50%
Washington State HEFAR Gonzaga University Project Series B (Education Revenue)	5.00	10-1-2032	500,000	541,936

Total Municipal Obligations (Cost $98,867,134)				104,937,121

	Yield		Shares
Short-Term Investments : 1.63%

Investment Companies: 1.63%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)	0.01		1,758,975	1,758,975

Total Short-Term Investments (Cost $1,758,975)				1,758,975

Total investments in securities
(Cost $100,626,109) *	98.93%	106,696,096
Other assets and liabilities, net	1.07	1,156,516

Total net assets	100.00%	$107,852,612

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

¤	Security issued in zero coupon form with no periodic interest payments.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $100,623,664 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,250,116
Gross unrealized depreciation	(177,684)

Net unrealized appreciation	$6,072,432

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	11

Assets
Investments
In unaffiliated securities, at value (see cost below)	$104,937,121
In affiliated securities, at value (see cost below)	1,758,975

Total investments, at value (see cost below)	106,696,096
Receivable for Fund shares sold	553,179
Receivable for interest	941,708
Prepaid expenses and other assets	5,945

Total assets	108,196,928

Liabilities
Dividends payable	100,631
Payable for investments purchased	88,193
Payable for Fund shares redeemed	80,734
Advisory fee payable	21,119
Distribution fees payable	2,904
Due to other related parties	17,257
Shareholder servicing fees payable	23,503
Accrued expenses and other liabilities	9,975

Total liabilities	344,316

Total net assets	$107,852,612

NET ASSETS CONSIST OF
Paid-in capital	$102,631,651
Undistributed net investment income	209,627
Accumulated net realized losses on investments	(1,058,653)
Net unrealized gains on investments	6,069,987

Total net assets	$107,852,612

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$55,073,567
Shares outstanding – Class A	5,040,239
Net asset value per share – Class A	$10.93
Maximum offering price per share – Class A2	$11.45
Net assets – Class B	$57,215
Shares outstanding – Class B	5,228
Net asset value per share – Class B	$10.94
Net assets – Class C	$4,375,311
Shares outstanding – Class C	400,076
Net asset value per share – Class C	$10.94
Net assets – Administrator Class	$48,346,519
Shares outstanding – Administrator Class	4,424,391
Net asset value per share – Administrator Class	$10.93

Investments in unaffiliated securities, at cost	$98,867,134

Investments in affiliated securities, at cost	$1,758,975

Total investments, at cost	$100,626,109

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Colorado Tax-Free Fund	Statement of operations—six months ended December 31, 2012 (unaudited)

Investment income
Interest	$2,193,772
Income from affiliated securities	698

Total investment income	2,194,470

Expenses
Advisory fee	184,312
Administration fees
Fund level	26,330
Class A	43,484
Class B	46
Class C	3,406
Administrator Class	23,326
Shareholder servicing fees
Class A	67,944
Class B	72
Class C	5,322
Administrator Class	58,314
Distribution fees
Class B	216
Class C	15,966
Custody and accounting fees	4,939
Professional fees	16,330
Registration fees	3,415
Shareholder report expenses	6,630
Trustees’ fees and expenses	6,173
Other fees and expenses	3,478

Total expenses	469,703
Less: Fee waivers and/or expense reimbursements	(64,221)

Net expenses	405,482

Net investment income	1,788,988

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	334,346
Net change in unrealized gains (losses) on investments	1,644,697

Net realized and unrealized gains (losses) on investments	1,979,043

Net increase in net assets resulting from operations	$3,768,031

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Colorado Tax-Free Fund	13

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$1,788,988		$3,575,203
Net realized gains on investments		334,346		40,666
Net change in unrealized gains (losses) on investments		1,644,697		5,193,599

Net increase in net assets resulting from operations		3,768,031		8,809,468

Distributions to shareholders from
Net investment income
Class A		(900,914)		(1,827,683)
Class B		(741)		(2,318)
Class C		(54,642)		(113,636)
Administrator Class		(832,153)		(1,632,014)

Total distributions to shareholders		(1,788,450)		(3,575,651)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	412,799	4,505,261	530,613	5,580,299
Class C	33,434	364,319	76,622	809,193
Administrator Class	545,969	5,958,164	868,780	9,064,682

		10,827,744		15,454,174

Reinvestment of distributions
Class A	75,251	821,557	115,811	1,218,323
Class B	67	737	209	2,187
Class C	4,756	51,979	8,573	90,101
Administrator Class	26,017	284,077	57,296	600,792

		1,158,350		1,911,403

Payment for shares redeemed
Class A	(410,497)	(4,474,363)	(434,978)	(4,553,021)
Class B	(139)	(1,523)	(4,857)	(50,737)
Class C	(12,187)	(133,446)	(81,574)	(863,533)
Administrator Class	(241,482)	(2,633,416)	(677,135)	(7,106,079)

		(7,242,748)		(12,573,370)

Net increase in net assets resulting from capital share transactions		4,743,346		4,792,207

Total increase in net assets		6,722,927		10,026,024

Net assets
Beginning of period		101,129,685		91,103,661

End of period		$107,852,612		$101,129,685

Undistributed net investment income		$209,627		$209,089

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.72	$10.15	$10.35	$9.90	$10.32	$10.57
Net investment income	0.18	0.38	0.44	0.41 [1]	0.45 [1]	0.44 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.57	(0.21)	0.46	(0.41)	(0.24)

Total from investment operations	0.39	0.95	0.23	0.87	0.04	0.20
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.43)	(0.42)	(0.45)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)

Total distributions to shareholders	(0.18)	(0.38)	(0.43)	(0.42)	(0.46)	(0.45)
Net asset value, end of period	$10.93	$10.72	$10.15	$10.35	$9.90	$10.32
Total return[2]	3.67%	9.51%	2.34%	8.90%	0.51%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.91%	0.89%	0.89%	1.00%	1.12%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.88%	0.89%
Net investment income	3.32%	3.64%	4.25%	3.95%	4.58%	4.20%
Supplemental data
Portfolio turnover rate	12%	41%	22%	15%	20%	15%
Net assets, end of period (000s omitted)	$55,074	$53,185	$48,218	$69,351	$53,883	$46,174

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.73	$10.16	$10.36	$9.92	$10.33	$10.58
Net investment income	0.14 [1]	0.31 [1]	0.36 [1]	0.33 [1]	0.38 [1]	0.36 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.56	(0.20)	0.45	(0.40)	(0.24)

Total from investment operations	0.35	0.87	0.16	0.78	(0.02)	0.12
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.36)	(0.34)	(0.38)	(0.36)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)

Total distributions to shareholders	(0.14)	(0.30)	(0.36)	(0.34)	(0.39)	(0.37)
Net asset value, end of period	$10.94	$10.73	$10.16	$10.36	$9.92	$10.33
Total return[2]	3.28%	8.69%	1.57%	7.97%	(0.14)%	1.09%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.66%	1.64%	1.66%	1.74%	1.87%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income	2.57%	2.98%	3.50%	3.24%	3.83%	3.45%
Supplemental data
Portfolio turnover rate	12%	41%	22%	15%	20%	15%
Net assets, end of period (000s omitted)	$57	$57	$101	$253	$1,072	$2,870

1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.73	$10.16	$10.36	$9.91	$10.33	$10.35
Net investment income	0.14	0.30	0.36	0.33 [2]	0.37 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.21	0.57	(0.20)	0.46	(0.40)	(0.01)

Total from investment operations	0.35	0.87	0.16	0.79	(0.03)	0.07
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.36)	(0.34)	(0.38)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.14)	(0.30)	(0.36)	(0.34)	(0.39)	(0.09)
Net asset value, end of period	$10.94	$10.73	$10.16	$10.36	$9.91	$10.33
Total return[3]	3.28%	8.69%	1.57%	8.08%	(0.23)%	0.58%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.66%	1.64%	1.65%	1.73%	1.74%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.61%
Net investment income	2.57%	2.89%	3.50%	3.17%	3.82%	2.25%
Supplemental data
Portfolio turnover rate	12%	41%	22%	15%	20%	15%
Net assets, end of period (000s omitted)	$4,375	$4,012	$3,763	$3,920	$1,053	$401

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.
2.	Calculated based upon average shares outstanding
3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.72	$10.15	$10.35	$9.90	$10.32	$10.57
Net investment income	0.19	0.41	0.46	0.43 [1]	0.48 [1]	0.47 [1]
Net realized and unrealized gains (losses) on investments	0.22	0.57	(0.20)	0.47	(0.42)	(0.25)

Total from investment operations	0.41	0.98	0.26	0.90	0.06	0.22
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.46)	(0.45)	(0.47)	(0.46)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)

Total distributions to shareholders	(0.20)	(0.41)	(0.46)	(0.45)	0.48	(0.47)
Net asset value, end of period	$10.93	$10.72	$10.15	$10.35	$9.90	$10.32
Total return[2]	3.80%	9.78%	2.59%	9.17%	0.76%	2.10%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.83%	0.83%	0.92%	0.94%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.63%	0.64%
Net investment income	3.57%	3.89%	4.51%	4.21%	4.84%	4.44%
Supplemental data
Portfolio turnover rate	12%	41%	22%	15%	20%	15%
Net assets, end of period (000s omitted)	$48,347	$43,876	$39,021	$44,143	$43,746	$45,046

1.	Calculated based upon average shares outstanding
2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	19

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At June 30, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*			Post-enactment capital losses **
2017	2018	2019	Short-term	Long-term
$95,092	$656,194	$57,793	$576,265	$10,101

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$104,937,121	$0	$104,937,121
Short-term investments
Investment companies	1,758,975	0	0	1,758,975
	$1,758,975	$104,937,121	$0	$106,696,096

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C,	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, and 0.60% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $5,794 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	21

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $13,302,608 and $11,556,924, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $67 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage Colorado Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Colorado Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust
*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Colorado Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214193 02-13 SA250/SAR250 12-12

Wells Fargo Advantage

Intermediate Tax/AMT-Free Fund

Semi-Annual Report

December 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues. In Michigan, voters repealed Public Act 4, which was viewed as a negative for the state’s credit because it limited the state’s ability to reform local municipalities’ finances.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	3.25	4.85	4.66	6.44	5.50	4.98	0.82	0.70
Class C (WFTFX)	7-31-2007	4.65	4.70	4.21	5.65	4.70	4.21	1.57	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	6.64	5.62	5.06	0.76	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	6.83	5.81	5.20	0.49	0.42
Investor Class (SIMBX)	7-31-2001	–	–	–	6.50	5.48	5.02	0.85	0.73
Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	4.74	5.54	4.68	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Barclays Municipal Bond 1-15 Year Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1(highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,030.30	$3.58	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,026.43	$7.41	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$1,030.81	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,032.62	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Investor Class
Actual	$1,000.00	$1,031.05	$3.74	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/intermediatetaxamtfree.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 99.81%

Alabama: 0.65%
Other securities				$12,585,928	0.65%

Alaska: 0.88%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20%	12-1-2041	$11,000,000	11,000,000	0.57
Other securities				5,848,972	0.31

				16,848,972	0.88

Arizona: 1.83%
Other securities				35,204,927	1.83

Arkansas: 0.03%
Other securities				641,991	0.03

California: 16.33%
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-2023	7,860,000	9,139,922	0.48
Bakersfield CA PFOTER (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) ø144A	0.29	9-15-2032	7,975,000	7,975,000	0.41
California (GO)	5.25-6.00	3-1-2024 to 4-1-2035	16,550,000	19,553,099	1.02
California DWR Center (Water & Sewer Revenue) %%	5.00	12-1-2024	10,000,000	12,594,700	0.66
California DWR Power Supply (Utilities Revenue)	5.00	5-1-2019 to 5-1-2021	6,500,000	7,955,130	0.41
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,035,000	8,269,502	0.43
California Public Works Board (Various Revenue) µ	5.00-6.25	12-1-2019 to 4-1-2034	13,295,000	15,204,626	0.80
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,473,388	0.75
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	8,293,460	0.43
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	9,370,271	0.49
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	10,500,000	9,505,860	0.49
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	14,000,000	11,376,960	0.59
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.00	4-1-2036	20,000,000	20,003,800	1.04
Other securities				160,137,308	8.33

				313,853,026	16.33

Colorado: 0.65%
Other securities				12,552,808	0.65

Connecticut: 0.44%
Other securities				8,407,873	0.44

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

District of Columbia: 1.00%
District of Columbia (Various Revenue)	5.00-5.75%	12-1-2022 to 12-1-2026	$15,930,000	$19,150,034	1.00%

Florida: 5.95%
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ±	0.87	3-8-2030	21,000,000	21,000,000	1.09
Other securities				93,389,067	4.86

				114,389,067	5.95

Georgia: 1.85%
Metropolitan Atlanta GA Rapid Transit Authority MSTR SGC 61 Class A (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) ø144A	0.17	7-1-2020	10,000,000	10,000,000	0.52
Other securities				25,508,413	1.33

				35,508,413	1.85

Guam: 0.40%
Other securities				7,789,741	0.40

Idaho: 0.18%
Other securities				3,526,970	0.18

Illinois: 11.35%
Chicago IL Board of Education (GO) µ	5.25-6.00	12-1-2022 to 12-1-2023	6,630,000	7,860,236	0.41
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.96	12-1-2034	20,000,000	20,000,000	1.04
Chicago IL Board of Education Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2018	10,795,000	9,405,899	0.49
Illinois (GO) µ	4.75-5.25	10-1-2015 to 1-1-2023	26,465,000	28,567,784	1.49
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	8,287,535	0.43
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	15,485,000	15,485,000	0.81
Regional Transportation Authority Illinois (Tax Revenue, NATL-RE/GO of Authority Insured)	6.50	7-1-2026	7,815,000	10,712,489	0.56
Will County IL Community Unified School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	11-1-2018	9,730,000	8,498,377	0.44
Other securities				109,400,736	5.68

				218,218,056	11.35

Indiana: 3.15%
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15	2-1-2039	13,500,000	13,500,000	0.70
Indiana Finance Authority HEFA Ascension Health Series B3 (Miscellaneous Revenue) ±	1.55	11-15-2031	15,000,000	15,247,950	0.79
Other securities				31,781,799	1.66

				60,529,749	3.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Iowa: 0.59%
Other securities				$11,272,323	0.59%

Kansas: 0.72%
Other securities				13,784,248	0.72

Kentucky: 0.45%
Other securities				8,664,159	0.45

Louisiana: 2.49%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35%	11-1-2040	$20,000,000	20,000,000	1.04
Other securities				27,811,782	1.45

				47,811,782	2.49

Maryland: 0.05%
Other securities				875,073	0.05

Massachusetts: 2.02%
Massachusetts HEFA (Health Revenue) ±	1.01	7-1-2038	14,000,000	13,843,900	0.72
Other securities				24,918,972	1.30

				38,762,872	2.02

Michigan: 7.15%
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,719,280	0.45
Detroit MI Sewer Disposal System (Water & Sewer Revenue) µ	5.25-5.50	7-1-2017 to 7-1-2022	10,015,000	11,368,880	0.59
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	12,505,500	0.65
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.73	5-1-2029	21,360,000	21,360,000	1.11
Michigan PFOTER Series 4714 (Miscellaneous Revenue, AMBAC Insured, Dexia Credit Local LIQ) ø144A	0.68	9-1-2024	10,765,000	10,765,000	0.56
Other securities				72,635,338	3.79

				137,353,998	7.15

Minnesota: 0.64%
Other securities				12,320,012	0.64

Mississippi: 0.03%
Other securities				508,449	0.03

Missouri: 0.16%
Other securities				3,066,926	0.16

Nebraska: 0.03%
Other securities				612,560	0.03

Nevada: 1.80%
Clark County NV School District Series A (GO, NATL-RE/FGIC Insured)	5.00	6-15-2019	7,500,000	8,298,525	0.43

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nevada (continued)
Other securities				$26,242,133	1.37%

				34,540,658	1.80

New Hampshire: 0.16%
Other securities				3,084,826	0.16

New Jersey: 4.65%
New Jersey HEFAR (Education Revenue)	4.50-5.00%	6-1-2016 to 12-1-2029	$11,085,000	11,637,636	0.61
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	11,334,768	0.59
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	10,153,156	0.53
New Jersey Transportation Trust Authority Facilities Center Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	10,258,336	0.53
New Jersey Transportation Trust Authority Facilities Center Series B (Transportation Revenue, AMBAC Insured)	5.25	12-15-2023	1,010,000	1,254,349	0.06
Other securities				44,688,512	2.33

				89,326,757	4.65

New Mexico: 0.18%
Other securities				3,435,948	0.18

New York: 7.35%
Metropolitan Transportation Authority New York (Transportation Revenue) µ	0.42-5.00	11-15-2020 to 11-1-2028	10,825,000	11,339,580	0.59
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) (n)(m) ±	0.42	11-1-2022	17,300,000	16,262,000	0.85
New York Dormitory Authority (Various Revenue) µ	0.94-5.50	2-1-2014 to 7-1-2032	20,225,000	23,128,669	1.21
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.22	8-1-2028	25,000,000	25,000,000	1.30
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26	1-1-2036	16,000,000	16,000,000	0.83
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	10,000,000	10,000,000	0.52
New York NY Series I (GO) ø	0.19	12-1-2032	2,450,000	2,450,000	0.13
New York Urban Development Corporation (Miscellaneous Revenue)	5.88	2-1-2013	8,500,000	8,506,970	0.44
Other securities				28,678,259	1.48

				141,365,478	7.35

North Carolina: 0.58%
Other securities				11,187,182	0.58

North Dakota: 0.10%
Other securities				1,985,871	0.10

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 0.90%
Other securities				$17,332,425	0.90%

Oklahoma: 0.80%
Other securities				15,318,097	0.80

Pennsylvania: 5.82%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.63%	11-1-2039	$10,000,000	10,101,100	0.53
Philadelphia PA School District Refunding Series 2010C (GO, State Aid Withholding Insured)	5.00	9-1-2018	8,065,000	9,428,630	0.49
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	8,321,530	0.43
Other securities				84,007,932	4.37

				111,859,192	5.82

Puerto Rico: 2.25%
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.78	7-1-2033	31,940,000	31,940,000	1.66
Other securities				11,370,192	0.59

				43,310,192	2.25

Rhode Island: 0.78%
Other securities				14,922,324	0.78

South Carolina: 1.10%
Other securities				21,137,331	1.10

South Dakota: 0.08%
Other securities				1,520,454	0.08

Tennessee: 3.25%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	20,000,000	20,000,000	1.04
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	15,000,000	15,000,000	0.78
Tennessee Energy Acquisition Corporation (Utilities Revenue)	5.00-5.25	2-1-2015 to 9-1-2024	15,710,000	17,622,387	0.92
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	9,048,365	0.47
Other securities				836,541	0.04

				62,507,293	3.25

Texas: 6.76%
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.26	7-1-2030	10,115,000	10,131,993	0.53
Tarrant County TX Cultural Education Facilities Finance Corporation Series 1760 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	9,875,000	9,875,000	0.51

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas (continued)
Texas Municipal Gas Acquistition & Supply Corporation (Utilities Revenue)	0.91-5.25%	9-15-2017 to 12-15-2030	$14,960,000	$16,081,873	0.84%
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,716,549	0.45
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	8,085,000	7,928,717	0.41
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,904,560	0.46
Other securities				68,270,366	3.56

				129,909,058	6.76

Utah: 0.30%
Other securities				5,801,067	0.30

Virgin Islands: 0.89%
Other securities				17,203,197	0.89

Virginia: 0.35%
Other securities				6,748,265	0.35

Washington: 1.20%
Washington State HEFAR (Education Revenue)	5.00	10-1-2042	9,000,000	10,027,890	0.52
Other securities				13,006,677	0.68

				23,034,567	1.20

West Virginia: 0.70%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC) ø	0.15	7-1-2039	10,000,000	10,000,000	0.52
Other securities				3,367,723	0.18

				13,367,723	0.70

Wisconsin: 0.79%
Other securities				15,263,141	0.79

Total Municipal Obligations (Cost $1,818,036,993)				1,918,401,003	99.81

	Yield		Shares
Short-Term Investments: 0.85%

Investment Companies: 0.85%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		16,287,135	16,287,135	0.85

Total Short-Term Investments (Cost $16,287,135)				16,287,135	0.85

Total investments in securities (Cost $1,834,324,128) *				1,934,688,138	100.66
Other assets and liabilities, net				(12,649,812)	(0.66)

Total net assets				$1,922,038,326	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

¤	Security issued in zero coupon form with no periodic interest payments.

##	All or a portion of this security has been segregated for when-issued securities.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $1,834,311,160 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$103,162,249
Gross unrealized depreciation	(2,785,271)

Net unrealized appreciation	$100,376,978

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,918,401,003
In affiliated securities, at value (see cost below)	16,287,135

Total investments, at value (see cost below)	1,934,688,138
Receivable for investments sold	1,133,854
Receivable for Fund shares sold	9,927,874
Receivable for interest	18,370,355
Prepaid expenses and other assets	158,495

Total assets	1,964,278,716

Liabilities
Dividends payable	896,346
Payable for investments purchased	31,848,300
Payable for Fund shares redeemed	8,369,048
Advisory fee payable	363,383
Distribution fees payable	51,640
Due to other related parties	309,598
Accrued expenses and other liabilities	402,075

Total liabilities	42,240,390

Total net assets	$1,922,038,326

NET ASSETS CONSIST OF
Paid-in capital	$1,810,197,834
Overdistributed net investment income	(45,745)
Accumulated net realized gains on investments	11,522,227
Net unrealized gains on investments	100,364,010

Total net assets	$1,922,038,326

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$358,004,319
Shares outstanding – Class A	30,617,478
Net asset value per share – Class A	$11.69
Maximum offering price per share – Class A2	$12.05
Net assets – Class C	$78,283,621
Shares outstanding – Class C	6,695,220
Net asset value per share – Class C	$11.69
Net assets – Administrator Class	$588,686,957
Shares outstanding – Administrator Class	50,318,181
Net asset value per share – Administrator Class	$11.70
Net assets – Institutional Class	$378,127,765
Shares outstanding – Institutional Class	32,297,666
Net asset value per share – Institutional Class	$11.71
Net assets – Investor Class	$518,935,664
Shares outstanding – Investor Class	44,402,176
Net asset value per share – Investor Class	$11.69

Investments in unaffiliated securities at cost	$1,818,036,993

Investments in affiliated securities, at cost	$16,287,135

Total investments, at cost	$1,834,324,128

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Investment income
Interest	$28,554,424
Income from affiliated securities	3,428

Total investment income	28,557,852

Expenses
Advisory fee	2,907,506
Administration fees
Fund level	453,077
Class A	274,842
Class C	59,666
Administrator Class	275,925
Institutional Class	140,471
Investor Class	466,590
Shareholder servicing fees
Class A	429,441
Class C	93,227
Administrator Class	689,485
Investor Class	613,935
Distribution fees
Class C	279,682
Custody and accounting fees	45,262
Professional fees	20,636
Registration fees	66,034
Shareholder report expenses	47,176
Trustees’ fees and expenses	6,355
Other fees and expenses	16,821

Total expenses	6,886,131
Less: Fee waivers and/or expense reimbursements	(957,266)

Net expenses	5,928,865

Net investment income	22,628,987

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,509,402
Net change in unrealized gains (losses) on investments	18,601,258

Net realized and unrealized gains (losses) on investments	30,110,660

Net increase in net assets resulting from operations	$52,739,647

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$22,628,987		$42,645,962
Net realized gains on investments		11,509,402		9,282,446
Net change in unrealized gains (losses) on investments		18,601,258		59,413,883

Net increase in net assets resulting from operations		52,739,647		111,342,291

Distributions to shareholders from
Net investment income
Class A		(4,211,797)		(8,027,891)
Class C		(634,287)		(1,319,804)
Administrator Class		(7,033,314)		(11,450,094)
Institutional Class		(4,805,120)		(8,995,318)
Investor Class		(5,940,201)		(12,851,423)
Net realized gains
Class A		(1,328,463)		(17,975)
Class C		(292,473)		(4,101)
Administrator Class		(2,189,556)		(24,037)
Institutional Class		(1,378,786)		(21,756)
Investor Class		(1,954,501)		(31,823)

Total distributions to shareholders		(29,768,498)		(42,744,222)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,120,989	83,234,176	11,168,714	127,342,954
Class C	1,336,187	15,626,701	2,051,479	23,316,818
Administrator Class	12,561,984	147,039,779	26,240,204	298,874,139
Institutional Class	9,544,547	112,047,404	26,921,009	303,550,363
Investor Class	13,190,283	154,077,154	15,738,581	178,956,976

		512,025,214		932,041,250

Reinvestment of distributions
Class A	444,754	5,228,554	621,997	7,051,720
Class C	68,679	808,047	88,466	1,002,778
Administrator Class	733,484	8,624,137	871,345	9,896,110
Institutional Class	105,560	1,242,997	147,517	1,679,459
Investor Class	615,017	7,226,098	1,024,311	11,581,378

		23,129,833		31,211,445

Payment for shares redeemed
Class A	(3,660,153)	(42,979,249)	(6,995,032)	(79,162,479)
Class C	(572,499)	(6,700,652)	(860,288)	(9,726,816)
Administrator Class	(5,843,204)	(68,417,299)	(15,632,229)	(175,994,941)
Institutional Class	(5,658,284)	(66,444,397)	(10,538,954)	(120,545,132)
Investor Class	(6,284,065)	(73,479,338)	(16,519,061)	(187,992,141)

		(258,020,935)		(573,421,509)

Net increase in net assets resulting from capital share transactions		277,134,112		389,831,186

Total increase in net assets		300,105,261		458,429,255

Net assets
Beginning of period		1,621,933,065		1,163,503,810

End of period		$1,922,038,326		$1,621,933,065

Overdistributed net investment income		$(45,745)		$(50,013)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.53	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.14	0.35	0.36	0.37	0.44	0.40
Net realized and unrealized gains (losses) on investments	0.21	0.59	0.13	0.60	(0.31)	(0.10)

Total from investment operations	0.35	0.94	0.49	0.97	0.13	0.30
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.36)	(0.37)	(0.44)	(0.40)
Net realized gains	(0.04)	(0.00)[2]	0.00	0.00	(0.01)	(0.02)

Total distributions to shareholders	(0.19)	(0.35)	(0.36)	(0.37)	(0.45)	(0.42)
Net asset value, end of period	$11.69	$11.53	$10.94	$10.81	$10.21	$10.53
Total return[3]	3.03%	8.71%	4.57%	9.64%	1.33%	2.86%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.82%	0.85%	0.90%	0.96%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.45%	3.07%	3.27%	3.47%	4.27%	4.13%
Supplemental data
Portfolio turnover rate	14%	38%	52%	61%	92%	98%
Net assets, end of period (000s omitted)	$358,004	$307,991	$239,853	$220,688	$124,317	$30,506

1.	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.53	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.10	0.27	0.28	0.29	0.36	0.33
Net realized and unrealized gains (losses) on investments	0.20	0.59	0.13	0.60	(0.31)	(0.10)

Total from investment operations	0.30	0.86	0.41	0.89	0.05	0.23
Distributions to shareholders from
Net investment income	(0.10)	(0.27)	(0.28)	(0.29)	(0.36)	(0.33)
Net realized gains	(0.04)	(0.00)[2]	0.00	0.00	(0.01)	(0.02)

Total distributions to shareholders	(0.14)	(0.27)	(0.28)	(0.29)	(0.37)	(0.35)
Net asset value, end of period	$11.69	$11.53	$10.94	$10.81	$10.21	$10.53
Total return[3]	2.64%	7.90%	3.80%	8.82%	0.56%	2.14%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.57%	1.61%	1.63%	1.74%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.70%	2.32%	2.54%	2.68%	3.51%	3.31%
Supplemental data
Portfolio turnover rate	14%	38%	52%	61%	92%	98%
Net assets, end of period (000s omitted)	$78,284	$67,598	$50,157	$29,666	$9,603	$3,329

1.	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.54	$10.95	$10.82	$10.21	$10.53	$10.56
Net investment income	0.15	0.36	0.37	0.38	0.45	0.11
Net realized and unrealized gains (losses) on investments	0.20	0.59	0.13	0.62	(0.31)	(0.03)

Total from investment operations	0.35	0.95	0.50	1.00	0.14	0.08
Distributions to shareholders from
Net investment income	(0.15)	(0.36)	(0.37)	(0.39)	(0.45)	(0.11)
Net realized gains	(0.04)	(0.00)[2]	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.19)	(0.36)	(0.37)	(0.39)	(0.46)	(0.11)
Net asset value, end of period	$11.70	$11.54	$10.95	$10.82	$10.21	$10.53
Total return[3]	3.08%	8.81%	4.68%	9.85%	1.43%	0.80%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.76%	0.77%	0.78%	0.85%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.55%	3.18%	3.39%	3.51%	4.40%	4.31%
Supplemental data
Portfolio turnover rate	14%	38%	52%	61%	92%	98%
Net assets, end of period (000s omitted)	$588,687	$494,528	$343,666	$139,551	$13,486	$10,834

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.54	$10.96	$10.82	$10.22	$10.54	$10.56
Net investment income	0.16	0.38	0.39	0.39	0.46	0.12
Net realized and unrealized gains (losses) on investments	0.21	0.58	0.14	0.61	(0.30)	(0.02)

Total from investment operations	0.37	0.96	0.53	1.00	0.16	0.10
Distributions to shareholders from
Net investment income	(0.16)	(0.38)	(0.39)	(0.40)	(0.47)	(0.12)
Net realized gains	(0.04)	(0.00)[2]	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.20)	(0.38)	(0.39)	(0.40)	(0.48)	(0.12)
Net asset value, end of period	$11.71	$11.54	$10.96	$10.82	$10.22	$10.54
Total return[3]	3.26%	8.91%	4.86%	10.05%	1.62%	0.87%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.49%	0.49%	0.51%	0.56%	0.58%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.44%
Net investment income	2.74%	3.32%	3.55%	3.69%	4.48%	4.46%
Supplemental data
Portfolio turnover rate	14%	38%	52%	61%	92%	98%
Net assets, end of period (000s omitted)	$378,128	$326,772	$129,033	$109,593	$6,347	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.52	$10.94	$10.81	$10.20	$10.53	$10.60
Net investment income	0.14	0.35	0.35	0.37	0.43	0.44
Net realized and unrealized gains (losses) on investments	0.21	0.58	0.13	0.61	(0.32)	(0.05)

Total from investment operations	0.35	0.93	0.48	0.98	0.11	0.39
Distributions to shareholders from
Net investment income	(0.14)	(0.35)	(0.35)	(0.37)	(0.43)	(0.44)
Net realized gains	(0.04)	(0.00)[1]	0.00	0.00	(0.01)	(0.02)

Total distributions to shareholders	(0.18)	(0.35)	(0.35)	(0.37)	(0.44)	(0.46)
Net asset value, end of period	$11.69	$11.52	$10.94	$10.81	$10.20	$10.53
Total return[2]	3.10%	8.58%	4.54%	9.70%	1.18%	3.67%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.85%	0.91%	0.95%	1.16%
Net expenses	0.73%	0.73%	0.73%	0.75%	0.75%	0.75%
Net investment income	2.42%	3.06%	3.24%	3.44%	4.24%	4.07%
Supplemental data
Portfolio turnover rate	14%	38%	52%	61%	92%	98%
Net assets, end of period (000s omitted)	$518,936	$425,044	$400,794	$461,890	$386,977	$460,702

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	23

rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$1,895,112,503	$23,288,500	$1,918,401,003

Short-term investments
Investment companies	16,287,135	0	0	16,287,135
	$16,287,135	$1,895,112,503	$23,288,500	$1,934,688,138

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$7,172,044
Accrued discounts (premiums)	40,265
Realized gains (losses)	(16,497)
Change in unrealized gains (losses)	56,626
Purchases	35,111,062
Sales	(19,075,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2012	$23,288,500
Change in unrealized gains (losses) relating to securities still held at December 31, 2012	$43,748

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A, 1.45% for Class C, 0.60% for Administrator Class, 0.42% for Institutional Class, and 0.73% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $22,498 from the sale of Class A shares and $5,000 and $235 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $357,339,231 and $220,155,308, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $1,073 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

28	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214194 02-13 SA251/SAR251 12-12

Wells Fargo Advantage

Minnesota Tax-Free Fund

Semi-Annual Report

December 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Minnesota Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	3

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NMTFX)	1-12-1988	1.07	4.15	3.95	5.83	5.11	4.43	0.89	0.85
Class B (NWMBX)*	8-6-1993	0.04	3.99	3.88	5.04	4.33	3.88	1.64	1.60
Class C (WMTCX)	4-8-2005	4.04	4.32	3.64	5.04	4.32	3.64	1.64	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	6.10	5.35	4.69	0.83	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	5.56	5.82	5.04	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Effective July 18, 2008, Class Z was renamed Administrator Class. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,023.06	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$1,019.22	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Class C
Actual	$1,000.00	$1,019.20	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,024.35	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.63%

Guam: 0.63%
Guam Power Authority Series A (Utilities Revenue)	5.00%	10-1-2034	$1,000,000	$1,111,940

Minnesota: 97.48%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	578,315
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,588
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	223,713
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	183,572
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	242,898
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	290,000	306,655
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	310,887
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	1,010,440
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,675,830
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,294,652
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	192,339
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,515,080
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	940,695
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,681,035
Cuyuna Range MN Hospital District (Health Revenue)	4.75	6-1-2013	470,000	474,244
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	289,520	306,243
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,115,590
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	750,000	768,900
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue)	5.60	11-1-2030	2,000,000	2,103,300
Duluth MN Independent School District # 709 COP Series B (Lease Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	235,000	251,565
Elk River MN Independent School District # 728 Series A (GO, AGM/School District Credit Program Insured)	5.00	2-1-2021	3,400,000	3,791,170
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	150,000	156,534
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	800,000	827,872
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012 A (Utilities Revenue)	5.00	12-1-2026	700,000	836,654
Lakeville MN (Tobacco Revenue)	5.00	2-1-2013	160,000	160,170
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	183,179
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,849,076
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.14	10-1-2031	1,715,000	1,715,000
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	871,240
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25	12-1-2016	500,000	518,795

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63%	12-1-2022	$500,000	$517,180
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88	12-1-2029	600,000	618,900
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(n)(m)	0.22	11-15-2017	1,200,000	1,149,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured)	5.00	1-1-2018	1,000,000	1,145,450
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured)	5.25	1-1-2017	320,000	320,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured)	5.00	1-1-2020	2,000,000	2,139,060
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE/FGIC Insured)	5.00	1-1-2022	2,000,000	2,139,060
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE/FGIC Insured)	5.00	1-1-2018	1,000,000	1,130,400
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,166,150
Minneapolis MN Development Limited Tax Supported Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,175,310
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11-15-2028	1,000,000	1,197,970
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,000,000	2,441,660
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	502,055
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	603,302
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,169,356
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,000,000	2,040,500
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	56,852
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	1,000,000	1,109,760
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,344,380
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, NATL-RE Insured)	5.50	11-15-2017	1,095,000	1,098,942
Minnesota State (GO)	5.00	6-1-2020	1,115,000	1,266,016
Minnesota State General Fund Series B (Miscellaneous Revenue)	5.00	3-1-2029	500,000	601,820
Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,626,317
Minnesota State HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,312,480
Minnesota State HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	424,312
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	331,335
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	550,140
Minnesota State HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	291,808
Minnesota State HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	719,106
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	546,780
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,229,283
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,137,223

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00%	10-1-2030	$1,000,000	$1,106,720
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,116,320
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	7-1-2034	125,000	125,781
Minnesota State Highway & Various Purposes (GO)	5.00	8-1-2022	4,500,000	5,227,380
Minnesota State Housing Finance Agency Non Ace Residential Housing Series D (Housing Revenue, GNMA/FNMA Insured)	4.00	7-1-2040	1,435,000	1,522,635
Minnesota State Housing Finance Agency Non Ace Residential Housing Series E (Housing Revenue)	4.20	7-1-2021	1,430,000	1,519,304
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75	7-1-2026	585,000	603,065
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25	7-1-2033	1,380,000	1,458,550
Minnesota State Housing Finance Agency Series 2012 A-2 (Housing Revenue)	0.75	8-1-2014	1,000,000	1,000,650
Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90	7-1-2028	480,000	513,010
Minnesota State Municipal Power Agency (Utilities Revenue)	5.00	10-1-2037	1,100,000	1,197,097
Minnesota State Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	1,335,000	1,543,060
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00	3-1-2020	1,500,000	1,891,695
Minnesota State Public Safety Radio Communications System Project Series 2009 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2019	2,325,000	2,858,332
Minnesota State Public Safety Radio Communications System Project Series 2011 (Miscellaneous Revenue)	5.00	6-1-2022	2,000,000	2,396,920
Minnesota State Trunk Highway Refunding Bonds Series E (GO)	5.00	8-1-2019	2,000,000	2,499,320
Minnesota State Various Purposes Series H (GO)	5.00	11-1-2020	1,425,000	1,778,129
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM/School District Credit Program Insured)	5.00	2-1-2025	500,000	553,675
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	607,772
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	2-1-2027	695,000	803,364
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	2-1-2029	375,000	435,188
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,500,000	1,685,430
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	966,411
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	57,877
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00	5-1-2026	1,000,000	1,024,110
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25	5-1-2035	900,000	922,149
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	2-1-2028	1,475,000	1,665,452
Plymouth MN COP Intermediate School District #287 Series A (Lease Revenue)	5.00	2-1-2024	250,000	288,518
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	330,000	336,141
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	558,236
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	2-1-2018	1,520,000	1,833,728
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	2-1-2019	1,715,000	2,125,159
Rochester MN Electric Utility Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,095,470

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Roseville MN Northwestern College Project (Education Revenue, BMO Harris Bank NA LOC) ø	0.14%	11-1-2022	$1,815,000	$1,815,000
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2017	1,500,000	1,564,800
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-2034	950,000	966,758
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	4.70	9-1-2019	490,000	538,966
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	5.13	9-1-2029	500,000	530,360
South Washington County MN Independent School District #833 School Building Series 2010A (GO, South Dakota Credit Program Insured)	5.00	2-1-2020	2,100,000	2,559,396
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ¤	0.00	1-1-2020	5,000,000	4,266,250
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ±	2.92	1-1-2015	1,030,000	1,036,221
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,270,080
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC) ø	0.11	5-1-2042	1,000,000	1,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	1,000,000	1,111,090
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,121,550
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,236,960
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Education Revenue)	6.63	9-1-2042	865,000	968,134
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	600,000	612,714
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,503,570
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2013	200,000	200,352
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2014	225,000	229,869
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2015	200,000	208,192
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	518,510
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	666,101
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	512,990
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	465,030
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	969,649
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	5-15-2018	1,700,000	1,703,910
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	5-15-2028	3,000,000	3,003,540
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10-1-2024	2,000,000	2,201,120
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC) ø	0.17	12-1-2028	4,665,000	4,665,000
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC) ø	0.17	12-1-2028	500,000	500,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project Series 1991 (Tax Revenue, U.S. Bank NA LOC) ø	0.14	2-1-2015	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13%	12-1-2024	$1,000,000	$1,050,170
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	4-1-2021	1,180,000	1,424,744
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	4-1-2034	1,000,000	1,143,750
University of Minnesota Series C (Education Revenue)	5.00	12-1-2020	1,275,000	1,554,327
University of Minnesota State Supported Biomed Science (Education Revenue)	5.00	8-1-2036	1,000,000	1,163,480
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	8-1-2025	5,000,000	5,571,700
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10-1-2025	2,085,000	2,162,833
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,917,678
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured)	9.75	1-1-2016	280,000	341,664
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,205,250
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00	1-1-2015	500,000	543,880
Willmar MN GO Rice Memorial Hospital Project Series 2012A (Tax Revenue)	5.00	2-1-2026	1,000,000	1,193,970
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	305,691
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	525,065
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	179,746
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	189,386
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	218,385
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	227,734
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	228,160

				172,307,511

Puerto Rico: 0.52%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority (Education Revenue)	4.13	10-1-2027	995,000	910,702

Total Municipal Obligations (Cost $161,747,947)				174,330,153

Total investments in securities	98.63%	174,330,153
(Cost $161,747,947) *
Other assets and liabilities, net	1.37	2,425,699

Total net assets	100.00%	$176,755,852

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

±	Variable rate investment

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

¤	Security issued in zero coupon form with no periodic interest payments.

*	Cost for federal income tax purposes is $161,744,492 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,722,025
Gross unrealized depreciation	(136,364)

Net unrealized appreciation	$12,585,661

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments in unaffiliated securities, at value (see cost below)	$174,330,153
Cash	209,804
Receivable for investments sold	390,000
Receivable for Fund shares sold	54,016
Receivable for interest	2,210,863
Prepaid expenses and other assets	14,391

Total assets	177,209,227

Liabilities
Dividends payable	176,209
Payable for Fund shares redeemed	146,263
Advisory fee payable	32,414
Distribution fees payable	6,464
Due to other related parties	26,971
Shareholder servicing fees payable	39,149
Accrued expenses and other liabilities	25,905

Total liabilities	453,375

Total net assets	$176,755,852

NET ASSETS CONSIST OF
Paid-in capital	$163,313,312
Undistributed net investment income	470,734
Accumulated net realized gains on investments	389,600
Net unrealized gains on investments	12,582,206

Total net assets	$176,755,852

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$53,221,598
Shares outstanding – Class A	4,774,956
Net asset value per share – Class A	$11.15
Maximum offering price per share – Class A2	$11.68
Net assets – Class B	$261,523
Shares outstanding – Class B	23,461
Net asset value per share – Class B	$11.15
Net assets – Class C	$9,133,476
Shares outstanding – Class C	819,505
Net asset value per share – Class C	$11.15
Net assets – Administrator Class	$114,139,255
Shares outstanding – Administrator Class	10,243,573
Net asset value per share – Administrator Class	$11.14

Investments in unaffiliated securities, at cost	$161,747,947

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	13

Investment income
Interest	$3,289,684

Expenses
Advisory fee	314,040
Administration fees
Fund level	44,863
Class A	43,105
Class B	239
Class C	7,642
Administrator Class	57,860
Shareholder servicing fees
Class A	67,351
Class B	374
Class C	11,940
Administrator Class	144,649
Distribution fees
Class B	1,122
Class C	35,821
Custody and accounting fees	7,192
Professional fees	17,941
Registration fees	6,260
Shareholder report expenses	12,224
Trustees’ fees and expenses	6,595
Other fees and expenses	2,953

Total expenses	782,171
Less: Fee waivers and/or expense reimbursements	(127,209)

Net expenses	654,962

Net investment income	2,634,722

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	381,910
Futures transactions	(2,890)

Net realized gains on investments	379,020

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,097,229
Futures transactions	7,387

Net change in unrealized gains (losses) on investments	1,104,616

Net realized and unrealized gains (losses) on investments	1,483,636

Net increase in net assets resulting from operations	$4,118,358

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$2,634,722		$5,717,788
Net realized gains on investments		379,020		3,080,132
Net change in unrealized gains (losses) on investments		1,104,616		5,224,746

Net increase in net assets resulting from operations		4,118,358		14,022,666

Distributions to shareholders from
Net investment income
Class A		(759,021)		(1,771,930)
Class B		(3,100)		(11,193)
Class C		(98,503)		(213,926)
Administrator Class		(1,774,141)		(3,720,740)
Net realized gains
Class A		(125,792)		(749,551)
Class B		(643)		(5,639)
Class C		(23,079)		(115,202)
Administrator Class		(275,171)		(1,412,406)

Total distributions to shareholders		(3,059,450)		(8,000,587)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	309,426	3,458,266	600,553	6,584,938
Class C	89,438	1,000,196	201,746	2,212,125
Administrator Class	1,524,282	17,037,527	1,948,552	21,435,323

		21,495,989		30,232,386

Reinvestment of distributions
Class A	77,118	864,339	193,984	2,116,823
Class B	317	3,559	1,134	12,353
Class C	10,725	120,252	26,757	291,785
Administrator Class	78,552	880,172	234,153	2,551,805

		1,868,322		4,972,766

Payment for shares redeemed
Class A	(355,833)	(3,979,588)	(978,600)	(10,709,319)
Class B	(5,541)	(62,282)	(22,880)	(249,743)
Class C	(106,261)	(1,186,910)	(121,214)	(1,325,605)
Administrator Class	(1,260,405)	(14,087,487)	(2,249,407)	(24,542,262)

		(19,316,267)		(36,826,929)

Net increase (decrease) in net assets resulting from capital share transactions		4,048,044		(1,621,777)

Total increase in net assets		5,106,952		4,400,302

Net assets
Beginning of period		171,648,900		167,248,598

End of period		$176,755,852		$171,648,900

Undistributed net investment income		$470,734		$470,777

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.08	$10.68	$10.75	$10.36	$10.56	$10.70
Net investment income	0.16	0.37	0.40	0.43 [1]	0.44 [1]	0.45 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.55	(0.05)	0.40	(0.19)	(0.10)

Total from investment operations	0.26	0.92	0.35	0.83	0.25	0.35
Distributions to shareholders from
Net investment income	(0.16)	(0.37)	(0.40)	(0.43)	(0.44)	(0.46)
Net realized gains	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)

Total distributions to shareholders	(0.19)	(0.52)	(0.42)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$11.15	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	2.31%	8.80%	3.39%	8.11%	2.49%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	0.86%	0.89%	0.94%	1.06%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.82%	3.35%	3.76%	3.97%	4.32%	4.26%
Supplemental data
Portfolio turnover rate	6%	36%	25%	25%	28%	39%
Net assets, end of period (000s omitted)	$53,222	$52,550	$52,628	$56,885	$48,905	$43,617

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.08	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.12 [1]	0.29 [1]	0.32 [1]	0.35 [1]	0.37 [1]	0.38 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.55	(0.05)	0.40	(0.19)	(0.10)

Total from investment operations	0.22	0.84	0.27	0.75	0.18	0.28
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.32)	(0.35)	(0.37)	(0.38)
Net realized gains	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)

Total distributions to shareholders	(0.15)	(0.44)	(0.34)	(0.36)	(0.38)	(0.41)
Net asset value, end of period	$11.15	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	1.92%	7.99%	2.62%	7.30%	1.72%	2.64%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.63%	1.61%	1.65%	1.69%	1.82%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.07%	2.63%	3.00%	3.24%	3.58%	3.51%
Supplemental data
Portfolio turnover rate	6%	36%	25%	25%	28%	39%
Net assets, end of period (000s omitted)	$262	$318	$539	$1,005	$2,166	$4,166

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.08	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.12	0.28	0.32	0.35 [1]	0.36 [1]	0.37 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.55	(0.05)	0.40	(0.18)	(0.10)

Total from investment operations	0.22	0.83	0.27	0.75	0.18	0.27
Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.32)	(0.35)	(0.37)	(0.37)
Net realized gains	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)

Total distributions to shareholders	(0.15)	(0.43)	(0.34)	(0.36)	(0.38)	(0.40)
Net asset value, end of period	$11.15	$11.08	$10.68	$10.75	$10.36	$10.56
Total return[2]	1.92%	7.99%	2.62%	7.30%	1.73%	2.63%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.64%	1.61%	1.64%	1.65%	1.79%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.59%	1.60%
Net investment income	2.06%	2.58%	3.01%	3.19%	3.55%	3.49%
Supplemental data
Portfolio turnover rate	6%	36%	25%	25%	28%	39%
Net assets, end of period (000s omitted)	$9,133	$9,144	$7,670	$6,489	$4,163	$2,103

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009[1]	2008[1]
Net asset value, beginning of period	$11.07	$10.68	$10.75	$10.36	$10.56	$10.69
Net investment income	0.17	0.39	0.43 [2]	0.45 [2]	0.47 [2]	0.48 [2]
Net realized and unrealized gains (losses) on investments	0.10	0.54	(0.05)	0.40	(0.19)	(0.10)

Total from investment operations	0.27	0.93	0.38	0.85	0.28	0.38
Distributions to shareholders from
Net investment income	(0.17)	(0.39)	(0.43)	(0.45)	(0.47)	(0.48)
Net realized gains	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)

Total distributions to shareholders	(0.20)	(0.54)	(0.45)	(0.46)	(0.48)	(0.51)
Net asset value, end of period	$11.14	$11.07	$10.68	$10.75	$10.36	$10.56
Total return[3]	2.44%	8.97%	3.65%	8.37%	2.74%	3.67%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.83%	0.80%	0.82%	0.86%	0.89%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.07%	3.59%	4.00%	4.22%	4.57%	4.49%
Supplemental data
Portfolio turnover rate	6%	36%	25%	25%	28%	39%
Net assets, end of period (000s omitted)	$114,139	$109,637	$106,412	$132,313	$122,749	$111,194

1.	On July 18, 2008, Class Z was renamed Administrator Class.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

20	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	21

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$173,181,153	$1,149,000	$174,330,153

Further details on the major security type listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, and 0.60% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $7,429 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

22	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012, were $10,267,980 and $16,482,702, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

As of December 31, 2012, the Fund did not have any open futures contracts but had average contract amounts of $1,364,264 in futures during the six months ended December 31, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $114 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Minnesota Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Minnesota Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214195 02-13 SA252/SAR252 12-12

Wells Fargo Advantage Municipal Bond Fund

Semi-Annual Report

December 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined and lower-rated credits had stronger results than higher-rated bonds.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Bond Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has continued to improve. One example of this improvement is that state tax revenues have also grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues. In Michigan, voters repealed Public Act 4, which was viewed as a negative for the state’s credit because it limited the state’s ability to reform local municipalities’ finances.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	5.34	5.70	5.83	10.28	6.69	6.31	0.80	0.75
Class B (WMFBX)*	4-8-2005	4.35	5.58	5.77	9.35	5.90	5.77	1.55	1.50
Class C (WMFCX)	4-8-2005	8.46	5.92	5.53	9.46	5.92	5.53	1.55	1.50
Administrator Class (WMFDX)	4-8-2005	–	–	–	10.33	6.88	6.51	0.74	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	10.59	7.01	6.48	0.47	0.47
Investor Class (SXFIX)	10-23-1986	–	–	–	10.25	6.68	6.32	0.83	0.78
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Bond Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, 0.48% for Institutional Class, and 0.78% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,038.39	$3.85	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,034.49	$7.69	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,035.50	$7.70	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,039.17	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,039.88	$2.42	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Investor Class
Actual	$1,000.00	$1,039.25	$4.01	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/municipalbond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 101.51%

Alabama: 0.12%
Other securities				$3,782,547	0.12%

Alaska: 0.90%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20%	12-1-2041	$25,000,000	25,000,000	0.80
Other securities				3,003,150	0.10

				28,003,150	0.90

Arizona: 1.20%
Other securities				37,421,948	1.20

California: 18.40%
California M-S-R Energy Authority Series 2009B (Utilities Revenue)	6.13	11-1-2029	30,000,000	37,813,200	1.22
California MSTR Class A (GO, Societe Generale LOC, Societe Generale LIQ) ø	0.16	6-1-2032	38,000,000	38,000,000	1.22
California State DWR Center Valley Project (Water & Sewer Revenue) %%µ	5.00	12-1-2020 to 12-1-2022	13,500,000	17,090,255	0.55
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2023	16,905,000	21,474,591	0.69
M-S-R Energy Authority California Series B (Utilities Revenue) µ	6.13-7.00	11-1-2029 to 11-1-2039	13,455,000	18,448,025	0.59
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	6,265,000	5,671,830	0.18
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	41,160,000	33,448,262	1.07
Palomar CA Pomerado Health PFOTER Series 4683 (GO, NATL-RE Insured, Bank of America NA LIQ) ø144A	0.43	8-1-2037	31,250,000	31,250,000	1.00
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.19	12-1-2035	26,600,000	26,600,000	0.85
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ¤##	0.00	4-1-2036	28,000,000	28,005,320	0.90
Other securities				314,684,216	10.13

				572,485,699	18.40

Colorado: 2.23%
Other securities				69,311,856	2.23

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Connecticut: 0.70%
Other securities				$21,675,788	0.70%

District of Columbia: 0.54%
Other securities				16,843,964	0.54

Florida: 3.23%
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-02 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.87%	10-13-2023	$30,000,000	30,000,000	0.97
Other securities				70,528,000	2.26

				100,528,000	3.23

Georgia: 1.37%
Other securities				42,500,617	1.37

Guam: 0.44%
Other securities				13,846,359	0.44

Hawaii: 0.32%
Other securities				10,000,000	0.32

Idaho: 0.59%
Other securities				18,469,381	0.59

Illinois: 12.65%
Chicago IL Board of Education (GO) µ	0.00-5.00	12-1-2020 to 12-1-2028	29,890,000	18,034,534	0.58
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2030	39,000,000	17,913,090	0.58
Chicago IL Board of Education Certificates DCL-2012 -001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.96	12-1-2034	32,000,000	32,000,000	1.03
Chicago IL Board of Education Series A (GO, AGM Insured) ##	5.00	12-1-2042	30,000,000	32,846,700	1.06
DuPage County IL Community Unit School District #46 School Building (GO, AMBAC Insured) ¤	0.00	1-1-2023	23,450,000	17,155,551	0.55
Illinois State (GO) µ	4.00-6.00	9-1-2019 to 1-1-2030	36,235,000	39,777,526	1.27
Illinois State Finance Authority Rest Haven Christian Service Project (Health Revenue) µ	0.13-6.50	5-15-2013 to 2-1-2040	32,430,000	34,806,715	1.12
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	21,000,000	21,000,000	0.67
Illinois State (GO)	5.00	8-1-2018	15,000,000	17,311,800	0.56
Metropolitan Pier & Exposition Authority Illinois CAB (Tax Revenue) ¤ µ	0.00	12-15-2021 to 6-15-2029	64,170,000	37,094,057	1.20
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured) ¤	0.00	6-15-2028	29,980,000	15,463,084	0.50
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,955,940	0.51
Other securities				94,049,464	3.02

				393,408,461	12.65

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 1.32%
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15%	2-1-2039	$20,000,000	$20,000,000	0.64%
Other securities				21,091,367	0.68

				41,091,367	1.32

Iowa: 0.18%
Other securities				5,545,000	0.18

Kansas: 0.54%
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue) ¤	0.00	6-1-2021	24,025,000	15,607,121	0.50
Other securities				1,342,537	0.04

				16,949,658	0.54

Kentucky: 0.71%
Other securities				21,986,130	0.71

Louisiana: 1.43%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	30,000,000	30,000,000	0.96
Other securities				14,633,562	0.47

				44,633,562	1.43

Maine: 0.33%
Other securities				10,178,951	0.33

Maryland: 0.13%
Other securities				4,030,940	0.13

Massachusetts: 2.50%
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.01	7-1-2038	25,000,000	24,721,250	0.79
University of Massachusetts Building Authority Series A (Education Revenue, Commonwealth Guaranty Insured, Bank of America NA SPA) ø	0.17	5-1-2038	14,405,000	14,405,000	0.46
Other securities				38,564,666	1.25

				77,690,916	2.50

Michigan: 6.63%
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	21,240,592	0.68
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Q-SBLF Insured, Dexia Credit Local LIQ) ø144A	0.73	5-1-2029	59,855,000	59,855,000	1.92
Other securities				125,230,040	4.03

				206,325,632	6.63

Minnesota: 0.18%
Other securities				5,717,467	0.18

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Mississippi: 0.01%
Other securities				$440,793	0.01%

Missouri: 0.97%
Other securities				30,310,236	0.97

Montana: 0.16%
Other securities				5,000,000	0.16

Nevada: 0.78%
Clark County NV Economic Development Bishop Gorman High School Project (Education Revenue, Bank of America NA LOC) ø	0.16%	12-1-2041	$16,435,000	16,435,000	0.53
Other securities				7,821,874	0.25

				24,256,874	0.78

New Hampshire: 0.04%
Other securities				1,118,400	0.04

New Jersey: 4.57%
New Jersey State HEFAR (Education Revenue) µ	4.75-5.63	12-1-2020 to 6-1-2030	14,035,000	15,718,765	0.50
New Jersey PFOTER Series 4712 (Transportation Revenue, Dexia Credit Local LIQ) ø144A	0.73	12-15-2022	28,175,000	28,175,000	0.90
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, NATL-RE/FGIC Insured, Dexia Credit Local LIQ) ø144A	0.68	9-1-2027	31,245,000	31,245,000	1.00
New Jersey State HEFAR Series 1 (Education Revenue)	5.00	12-1-2018	15,000,000	16,864,950	0.54
Other securities				50,204,841	1.63

				142,208,556	4.57

New Mexico: 0.06%
Other securities				1,720,042	0.06

New York: 6.76%
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.17	8-1-2027	20,000,000	20,000,000	0.64
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26	1-1-2036	20,000,000	20,000,000	0.64
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	14,130,885	0.46
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Dexia Credit Local SPA) µ	0.23-5.75	6-15-2033 to 6-15-2040	12,500,000	13,470,200	0.43
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	17,050,000	17,050,000	0.55
New York NY Sub Series H-2 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	3,815,000	3,815,000	0.12
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.22	8-1-2023	19,800,000	19,800,000	0.64
Other securities				102,039,091	3.28

				210,305,176	6.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

North Carolina: 0.78%
Wake County NC Industrial Facilities and Pollution Control Financing Authority Series C (IDR, AMBAC Insured) (n)(m)±	0.23%	10-1-2022	$23,350,000	$20,314,500	0.65%
Other securities				3,972,043	0.13

				24,286,543	0.78

Ohio: 0.67%
Other securities				20,875,865	0.67

Oklahoma: 0.47%
Other securities				14,558,177	0.47

Oregon: 0.19%
Other securities				5,967,121	0.19

Pennsylvania: 5.87%
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.87	5-1-2037	15,000,000	15,000,000	0.48
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.63	11-1-2039	20,000,000	20,202,200	0.65
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,500,000	16,429,635	0.53
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-2028	16,125,000	19,220,678	0.62
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue) µ	0.86-7.75	6-1-2027 to 6-1-2037	11,880,000	11,999,781	0.39
Delaware Valley PA Regional Financial Authority Series 1985-B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.32	12-1-2020	21,600,000	21,600,000	0.69
Other securities				78,128,900	2.51

				182,581,194	5.87

Puerto Rico: 5.02%
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	38,475,000	27,811,654	0.89
Puerto Rico Electric Power Authority (Utilities Revenue) ± µ	0.60-0.94	7-1-2020 to 7-1-2031	17,520,000	12,711,746	0.41
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.78	7-1-2033	56,895,000	56,895,000	1.83
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	1,845,000	2,029,113	0.07
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.28	8-1-2057	46,360,000	46,360,000	1.49
Other securities				10,487,381	0.33

				156,294,894	5.02

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Rhode Island: 0.37%
Other securities				$11,549,636	0.37%

South Carolina: 1.59%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) (h)	5.25%	12-1-2025	$15,000,000	16,641,900	0.54
Other securities				32,947,781	1.05

				49,589,681	1.59

South Dakota: 0.74%
Other securities				23,047,639	0.74

Tennessee: 3.74%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	45,000,000	45,000,000	1.45
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	15,000,000	15,000,000	0.48
Tennessee Energy Acquisition Corporation (Utilities Revenue) µ	5.00-5.63	9-1-2015 to 9-1-2026	45,255,000	50,886,248	1.64
Other securities				5,349,786	0.17

				116,236,034	3.74

Texas: 6.91%
Houston TX Airport System Series C (Airport Revenue, XLCA Insured) (n)(m)±	0.42	7-1-2032	17,050,000	15,217,125	0.49
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.89-5.25	12-15-2016 to 12-15-2030	38,230,000	40,207,675	1.29
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2024	20,500,000	22,527,860	0.72
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	19,380,000	19,005,385	0.61
Other securities				117,893,743	3.80

				214,851,788	6.91

Utah: 0.59%
Other securities				18,245,404	0.59

Vermont: 0.76%
Vermont Student Assistance Corporation Education Loan Revenue Series 2012B Class A2 (Education Revenue) ±	3.31	12-3-2035	16,800,000	16,923,984	0.55
Other securities				6,572,136	0.21

				23,496,120	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Virgin Islands: 1.15%
Virgin Islands PFA Sub Matching Fund Loan (Tax Revenue) µ	5.00-6.75%	10-1-2018 to 10-1-2037	$31,995,000	$35,638,794	1.15%

Virginia: 0.54%
Other securities				16,670,153	0.54

Washington: 0.07%
Other securities				2,167,656	0.07

West Virginia: 0.09%
Other securities				2,829,623	0.09

Wisconsin: 1.89%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,430,000	15,502,149	0.50
Other securities				43,330,955	1.39

				58,833,104	1.89

Wyoming: 0.08%
Other securities				2,417,821	0.08

Total Municipal Obligations (Cost $2,989,549,714)				3,157,924,717	101.51

	Yield		Shares
Short-Term Investments: 0.17%

Investment Companies: 0.16%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		5,110,666	5,110,666	0.16

			Principal

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill#(z)	0.04	3-21-2013	$300,000	299,971	0.01

Total Short-Term Investments (Cost $5,410,627)				5,410,637	0.17

Total investments in securities (Cost $2,994,960,341)*	3,163,335,354	101.68%
Other assets and liabilities, net	(52,257,635)	(1.68)

Total net assets	$3,111,077,719	100.00%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principle and interest.

(h)	Underlying security in inverse floater structure

##	All or a portion of this security has been segregated for when-issued securities.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $2,995,643,078 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$187,203,848
Gross unrealized depreciation	(19,511,572)

Net unrealized appreciation	$167,692,276

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Assets
Investments
In unaffiliated securities, at value (see cost below)	$3,158,224,688
In affiliated securities, at value (see cost below)	5,110,666

Total investments, at value (see cost below)	3,163,335,354
Receivable for investments sold	6,185,593
Receivable for Fund shares sold	11,504,450
Receivable for interest	22,911,454
Receivable for daily variation margin on open futures contracts	68,013
Prepaid expenses and other assets	282,051

Total assets	3,204,286,915

Liabilities
Dividends payable	1,172,099
Payable for investments purchased	65,444,469
Payable for floating-rate notes issued	12,525,000
Payable for Fund shares redeemed	11,573,216
Interest and fee expense payable	140,844
Advisory fee payable	733,785
Distribution fees payable	128,001
Due to other related parties	561,286
Accrued expenses and other liabilities	930,496

Total liabilities	93,209,196

Total net assets	$3,111,077,719

NET ASSETS CONSIST OF
Paid-in capital	$2,976,617,031
Overdistributed net investment income	(284,908)
Accumulated net realized losses on investments	(33,629,417)
Net unrealized gains on investments	168,375,013

Total net assets	$3,111,077,719

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,822,300,947
Shares outstanding – Class A	176,286,314
Net asset value per share – Class A	$10.34
Maximum offering price per share – Class A2	$10.83
Net assets – Class B	$11,325,358
Shares outstanding – Class B	1,095,098
Net asset value per share – Class B	$10.34
Net assets – Class C	$181,756,107
Shares outstanding – Class C	17,586,108
Net asset value per share – Class C	$10.34
Net assets – Administrator Class	$318,250,173
Shares outstanding – Administrator Class	30,766,565
Net asset value per share – Administrator Class	$10.34
Net assets – Institutional Class	$139,254,834
Shares outstanding – Institutional Class	13,470,499
Net asset value per share – Institutional Class	$10.34
Net assets – Investor Class	$638,190,300
Shares outstanding – Investor Class	61,745,248
Net asset value per share – Investor Class	$10.34

Investments in unaffiliated securities, at cost	$2,989,849,675

Investments in affiliated securities, at cost	$5,110,666

Total investments, at cost	$2,994,960,341

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Bond Fund	Statement of operations—six months ended Deember 31, 2012 (unaudited)

Investment income
Interest	$51,459,526
Income from affiliated securities	32,654

Total investment income	51,492,180

Expenses
Advisory fee	4,798,487
Administration fees
Fund level	769,829
Class A	1,505,470
Class B	10,257
Class C	143,326
Administrator Class	126,952
Institutional Class	59,463
Investor Class	572,791
Shareholder servicing fees
Class A	2,352,296
Class B	15,817
Class C	223,947
Administrator Class	315,954
Investor Class	753,673
Distribution fees
Class B	48,080
Class C	671,842
Custody and accounting fees	76,983
Professional fees	29,850
Registration fees	139,991
Shareholder report expenses	61,331
Trustees' fees and expenses	6,561
Other fees and expenses	91,887

Total expenses	12,774,787
Less: Fee waivers and/or expense reimbursements	(760,911)

Net expenses	12,013,876

Net investment income	39,478,304

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	43,685,735
Futures transactions	1,103,355

Net realized gains on investments	44,789,090

Net change in unrealized gains (losses) on:
Unaffiliated securities	29,085,311
Futures transactions	(212,995)

Net change in unrealized gains (losses) on investments	28,872,316

Net realized and unrealized gains (losses) on investments	73,661,406

Net increase in net assets resulting from operations	$113,139,710

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Bond Fund	17

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$39,478,304		$95,225,615
Net realized gains on investments		44,789,090		56,231,651
Net change in unrealized gains (losses) on investments		28,872,316		123,821,294

Net increase in net assets resulting from operations		113,139,710		275,278,560

Distributions to shareholders from
Net investment income
Class A		(24,380,484)		(60,107,820)
Class B		(118,989)		(550,119)
Class C		(1,651,040)		(4,353,632)
Administrator Class		(3,481,292)		(4,859,954)
Institutional Class		(2,140,844)		(9,971,334)
Investor Class		(7,702,399)		(15,383,772)
Net realized gains
Class A		(28,882,078)		(401,460)
Class B		(169,888)		(4,634)
Class C		(2,739,918)		(37,511)
Administrator Class		(4,661,814)		(27,662)
Institutional Class		(2,266,368)		(56,312)
Investor Class		(9,770,050)		(98,950)

Total distributions to shareholders		(87,965,164)		(95,853,160)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	25,517,949	265,143,947	40,605,836	402,578,350
Class B	28,889	300,935	53,336	527,898
Class C	2,302,035	23,922,338	4,932,585	48,809,888
Administrator Class	14,842,842	155,404,620	18,555,719	185,689,903
Institutional Class	3,074,747	31,938,198	6,354,428	63,265,879
Investor Class	24,210,474	252,309,677	32,407,302	322,890,282

		729,019,715		1,023,762,200

Reinvestment of distributions
Class A	4,307,315	44,972,286	4,690,436	46,442,333
Class B	22,910	239,214	36,630	361,981
Class C	347,671	3,630,670	292,213	2,898,677
Administrator Class	572,548	5,981,391	395,357	3,945,701
Institutional Class	235,466	2,458,638	247,414	2,451,135
Investor Class	1,459,709	15,241,824	1,342,559	13,319,699

		72,524,023		69,419,526

Payment for shares redeemed
Class A	(25,405,544)	(263,704,804)	(31,066,697)	(306,244,528)
Class B	(394,553)	(4,098,322)	(1,172,070)	(11,493,730)
Class C	(1,566,777)	(16,303,760)	(1,972,621)	(19,475,340)
Administrator Class	(6,905,012)	(71,534,900)	(4,957,958)	(49,208,020)
Institutional Class	(4,619,778)	(47,871,651)	(36,651,922)	(358,603,389)
Investor Class	(16,579,895)	(172,945,495)	(16,229,021)	(161,769,838)

		(576,458,932)		(906,794,845)

Net increase in net assets resulting from capital share transactions		225,084,806		186,386,881

Total increase in net assets		250,259,352		365,812,281

Net assets
Beginning of period		2,860,818,367		2,495,006,086

End of period		$3,111,077,719		$2,860,818,367

Overdistributed net investment income		$(284,908)		$(288,164)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.24	$9.54	$9.51	$8.74	$9.21	$9.50
Net investment income	0.14	0.37	0.40	0.41	0.45	0.42
Net realized and unrealized gains (losses) on investments	0.26	0.70	0.03	0.84	(0.47)	(0.29)

Total from investment operations	0.40	1.07	0.43	1.25	(0.02)	0.13
Distributions to shareholders from
Net investment income	(0.14)	(0.37)	(0.39)	(0.41)	(0.45)	(0.42)
Net realized gains	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.30)	(0.37)	(0.40)	(0.48)	(0.45)	(0.42)
Net asset value, end of period	$10.34	$10.24	$9.54	$9.51	$8.74	$9.21
Total return[2]	3.84%	11.45%	4.70%	14.28%	(0.04)%	1.38%
Ratios to average net assets (annualized)
Gross expenses	0.80%[3]	0.81%[3]	0.83%[3]	0.86%[3]	0.89%[3]	1.04%[3]
Net expenses	0.75%[3]	0.75%[3]	0.77%[3]	0.75%[3]	0.75%[3]	0.82%[3]
Net investment income	2.59%	3.72%	4.18%	4.37%	5.19%	4.44%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$1,822,301	$1,759,128	$1,503,256	$383,203	$220,711	$115,830

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.24	$9.54	$9.51	$8.72	$9.21	$9.50
Net investment income	0.10	0.29	0.33	0.35	0.38	0.35
Net realized and unrealized gains (losses) on investments	0.26	0.71	0.03	0.85	(0.49)	(0.29)

Total from investment operations	0.36	1.00	0.36	1.20	(0.11)	0.06
Distributions to shareholders from
Net investment income	(0.10)	(0.30)	(0.32)	(0.34)	(0.38)	(0.35)
Net realized gains	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.26)	(0.30)	(0.33)	(0.41)	(0.38)	(0.35)
Net asset value, end of period	$10.34	$10.24	$9.54	$9.51	$8.72	$9.21
Total return[2]	3.45%	10.62%	3.92%	13.43%	(1.01)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	1.54%[3]	1.56%[3]	1.57%[3]	1.61%[3]	1.64%[3]	1.79%[3]
Net expenses	1.50%[3]	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]
Net investment income	1.86%	3.05%	3.39%	3.71%	4.40%	3.67%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$11,325	$14,723	$24,040	$3,437	$6,436	$6,070

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.23	$9.53	$9.51	$8.74	$9.21	$9.50
Net investment income	0.10	0.30	0.32	0.33	0.38	0.35
Net realized and unrealized gains (losses) on investments	0.27	0.70	0.03	0.85	(0.47)	(0.29)

Total from investment operations	0.37	1.00	0.35	1.18	(0.09)	0.06
Distributions to shareholders from
Net investment income	(0.10)	(0.30)	(0.32)	(0.34)	(0.38)	(0.35)
Net realized gains	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.26)	(0.30)	(0.33)	(0.41)	(0.38)	(0.35)
Net asset value, end of period	$10.34	$10.23	$9.53	$9.51	$8.74	$9.21
Total return[2]	3.55%	10.63%	3.81%	13.43%	(0.79)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	1.55%[3]	1.56%[3]	1.58%[3]	1.61%[3]	1.63%[3]	1.77%[3]
Net expenses	1.50%[3]	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]
Net investment income	1.84%	2.95%	3.42%	3.59%	4.44%	3.67%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$181,756	$168,883	$126,338	$33,864	$12,509	$2,384

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.24	$9.54	$9.50	$8.73	$9.21	$9.50
Net investment income	0.14	0.39	0.40	0.42	0.46	0.44
Net realized and unrealized gains (losses) on investments	0.26	0.69	0.06	0.85	(0.48)	(0.29)

Total from investment operations	0.40	1.08	0.46	1.27	(0.02)	0.15
Distributions to shareholders from
Net investment income	(0.14)	(0.38)	(0.41)	(0.43)	(0.46)	(0.44)
Net realized gains	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.30)	(0.38)	(0.42)	(0.50)	(0.46)	(0.44)
Net asset value, end of period	$10.34	$10.24	$9.54	$9.50	$8.73	$9.21
Total return[2]	3.92%	11.62%	4.96%	14.33%	0.00%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.74%[3]	0.74%[3]	0.75%[3]	0.78%[3]	0.81%[3]	0.87%[3]
Net expenses	0.60%[3]	0.60%[3]	0.62%[3]	0.60%[3]	0.60%[3]	0.56%[3]
Net investment income	2.74%	3.74%	4.26%	4.55%	5.34%	4.71%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$318,250	$227,942	$78,861	$186,661	$157,287	$26,793

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.24	$9.54	$9.51	$8.73	$9.21	$9.19
Net investment income	0.15	0.40	0.42	0.41	0.47	0.11
Net realized and unrealized gains (losses) on investments	0.26	0.70	0.04	0.88	(0.48)	0.02

Total from investment operations	0.41	1.10	0.46	1.29	(0.01)	0.13
Distributions to shareholders from
Net investment income	(0.15)	(0.40)	(0.42)	(0.44)	(0.47)	(0.11)
Net realized gains	(0.16)	(0.00)[2]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.31)	(0.40)	(0.43)	(0.51)	(0.47)	(0.11)
Net asset value, end of period	$10.34	$10.24	$9.54	$9.51	$8.73	$9.21
Total return[3]	3.99%	11.76%	4.99%	14.73%	0.17%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.47%[4]	0.47%[4]	0.50%[4]	0.50%[4]	0.51%[4]	0.56%[4]
Net expenses	0.47%[4]	0.47%[4]	0.49%[4]	0.50%[4]	0.42%[4]	0.44%[4]
Net investment income	2.88%	4.15%	4.46%	4.42%	5.50%	5.02%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$139,255	$151,285	$427,525	$2,809	$10	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.23	$9.53	$9.51	$8.74	$9.21	$9.50
Net investment income	0.13	0.37	0.39	0.41	0.44	0.42
Net realized and unrealized gains (losses) on investments	0.27	0.70	0.03	0.84	(0.47)	(0.29)

Total from investment operations	0.40	1.07	0.42	1.25	(0.03)	0.13
Distributions to shareholders from
Net investment income	(0.13)	(0.37)	(0.39)	(0.41)	(0.44)	(0.42)
Net realized gains	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.29)	(0.37)	(0.40)	(0.48)	(0.44)	(0.42)
Net asset value, end of period	$10.34	$10.23	$9.53	$9.51	$8.74	$9.21
Total return[2]	3.93%	11.42%	4.56%	14.23%	(0.09)%	1.41%
Ratios to average net assets (annualized)
Gross expenses	0.83%[3]	0.84%[3]	0.86%[3]	0.91%[3]	0.94%[3]	1.16%[3]
Net expenses	0.78%[3]	0.78%[3]	0.80%[3]	0.80%[3]	0.80%[3]	0.80%[3]
Net investment income	2.56%	3.64%	4.13%	4.35%	5.12%	4.46%
Supplemental data
Portfolio turnover rate	29%	63%	69%	84%	152%	144%
Net assets, end of period (000s omitted)	$638,190	$538,857	$334,987	$330,799	$249,015	$248,426

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At June 30, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*
2015	2016	2017	2018	2019
$4,348,631	$19,349,953	$5,924,646	$5,924,646	$130,027

*	Losses incurred in taxable years beginning before December 22, 2010.

26	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$3,110,353,092	$47,571,625	$3,157,924,717
Short-term investments
Investment companies	5,110,666	0	0	5,110,666
U.S. Treasury securities	299,971	0	0	299,971
	$5,410,637	$3,110,353,092	$47,571,625	$3,163,335,354

Further details on the major security types listed above can be found in the Summary Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$45,862,579
Accrued discounts (premiums)	343,180
Realized gains (losses)	3,158,461
Change in unrealized gains (losses)	(510,095)
Purchases	35,560,250
Sales	(36,842,750)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2012	$47,571,625
Change in unrealized gains (losses) relating to securities still held at December 31, 2012	$2,033,490

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	27

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, 0.48% for Institutional Class, and 0.78% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $80,133 from the sale of Class A shares and $2,613 in contingent deferred sales charges from redemptions of Class C.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six month ended December 31, 2012 were $658,217,026 and $734,798,783, respectively.

28	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At December 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized gains (losses)
3-19-2013	165 Short	10-Year U.S. Treasury Notes	$21,908,906	$0

The Fund had an average notional amount of $23,307,734 in futures contracts during the six months ended December 31, 2012.

On December 31, 2012, any cumulative unrealized loss on futures contracts is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statement of Operations.

7. BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $1,867 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2012, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $12,525,000 and incurred interest and fee expense in the amount of $58,966.

At December 31, 2012, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes
Amount outstanding	Maturity date	Interest rate	Value of collateral for Floating- Rate Notes outstanding
$7,500,000	12/1/2013	8.47%	$16,641,900
5,025,000	10/1/2016	10.47	12,178,088

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Municipal Bond Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[2] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214196 02-13 SA253/SAR253 12-12

Wells Fargo Advantage

North Carolina Tax-Free Fund

Semi-Annual Report

December 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage North Carolina Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	3

revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	2.30	3.83	3.34	7.16	4.79	3.82	0.90	0.85
Class C (ENCCX)	3-27-2002	5.37	4.00	3.06	6.37	4.00	3.06	1.65	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	7.49	5.08	4.11	0.57	0.54
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	5.41	5.86	5.05	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,030.37	$4.35	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,026.50	$8.17	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Institutional Class
Actual	$1,000.00	$1,031.97	$2.77	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.10%

Guam: 3.50%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,126,460
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,350,420
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	1,000,000	1,111,940

				4,588,820

North Carolina: 80.11%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,447,510
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,959,350
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,769,621
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	955,832
Charlotte NC Certifications Partner Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,279,114
Charlotte NC COP Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,406,140
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,940,919
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,125,074
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12-1-2020	3,450,000	3,461,109
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	12-1-2019	1,185,000	1,461,899
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,218,870
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,209,811
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	1,047,931
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	610,000	756,071
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	331,727
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	714,228
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10-1-2017	2,745,000	3,097,292
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	2,000,000	2,198,620
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,241,545
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,392,010
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	2,000,682
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured)	5.00	5-1-2026	3,000,000	3,509,340
North Carolina Grant Anticipation (Miscellaneous Revenue) ±	4.00	3-1-2023	2,000,000	2,254,400
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	2,030,633
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,810,000	3,018,502
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	5,070,000	5,365,733
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,302,920
North Carolina Medical Care Commission Health System (Health Revenue)	5.00	11-15-2026	1,000,000	1,131,850
North Carolina Medical Care Commission Healthcare Facilities (Health Revenue)	5.00	1-1-2018	500,000	569,245
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	1,095,000	1,108,118
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	1,027,540
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,051,500
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,536,480

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission South Eastern Regional Medical Center (Health Revenue)	5.00%	6-1-2026	$385,000	$442,496
North Carolina Medical Care Commission Southeastern regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	572,660
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,039,330
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured)	5.38	10-1-2014	1,700,000	1,704,165
North Carolina Medical Care Commission Wake Forest Baptist (Health Revenue)	5.00	12-1-2022	1,925,000	2,399,917
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,242,730
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,751,748
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	4,038,998
North Carolina Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,769,640
North Carolina Turnpike Authority Series A (Transportation Revenue, AGM Insured)	5.75	1-1-2039	3,500,000	4,022,865
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,000,000	1,140,100
Orange Country NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,187,780
Raleigh Durham NC Airport Series C (Airport Revenue, U.S. Bank NA LOC) ø	0.14	5-1-2036	1,000,000	1,000,000
Raleigh NC Combined Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	4,300,000	4,739,589
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	6-1-2022	1,000,000	1,080,010
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	2-1-2017	5,000,000	5,063,050
Wilmington NC COP (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,886,762

				105,003,456

Puerto Rico: 6.51%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	6,000,000	4,337,100
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,765,000	1,819,062
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	4.00	10-1-2025	955,000	879,278
Puerto Rico Municipal Finance Agency Series A (GO, AGM Insured)	5.25	8-1-2014	1,500,000	1,503,285

				8,538,725

Tennessee: 2.60%
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,159,026
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,251,920

				3,410,946

Virgin Islands: 5.38%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	4,112,815
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,500,000	2,933,650

				7,046,465

Total Municipal Obligations (Cost $118,229,646)				128,588,412

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 0.96%

Investment Companies: 0.96%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01%	1,258,407	$1,258,407

Total Short-Term Investments (Cost $1,258,407)			1,258,407

Total investments in securities
(Cost $119,488,053)*	99.06%	129,846,819
Other assets and liabilities, net	0.94	1,232,281

Total net assets	100.00%	$131,079,100

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $119,488,053 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,667,530
Gross unrealized depreciation	(308,764)

Net unrealized appreciation	$10,358,766

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$128,588,412
In affiliated securities, at value (see cost below)	1,258,407

Total investments, at value (see cost below)	129,846,819
Receivable for Fund shares sold	91,486
Receivable for interest	1,740,339
Prepaid expenses and other assets	26,367

Total assets	131,705,011

Liabilities
Dividends payable	217,850
Payable for Fund shares redeemed	279,437
Advisory fee payable	39,011
Distribution fees payable	3,646
Due to other related parties	19,333
Accrued expenses and other liabilities	66,634

Total liabilities	625,911

Total net assets	$131,079,100

NET ASSETS CONSIST OF
Paid-in capital	$131,868,951
Overdistributed net investment income	(59,298)
Accumulated net realized losses on investments	(11,089,319)
Net unrealized gains on investments	10,358,766

Total net assets	$131,079,100

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$43,969,402
Shares outstanding – Class A	4,193,048
Net asset value per share – Class A	$10.49
Maximum offering price per share – Class A2	$10.98
Net assets – Class C	$5,617,080
Shares outstanding – Class C	535,578
Net asset value per share – Class C	$10.49
Net assets – Institutional Class	$81,492,618
Shares outstanding – Institutional Class	7,770,791
Net asset value per share – Institutional Class	$10.49

Investments in unaffiliated securities, at cost	$118,229,646

Investments in affiliated securities, at cost	$1,258,407

Total investments, at cost	$119,488,053

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	11

Investment income
Interest	$2,699,838
Income from affiliated securities	145

Total investment income	2,699,983

Expenses
Advisory fee	239,975
Administration fees
Fund level	34,282
Class A	35,893
Class C	4,408
Institutional Class	34,701
Shareholder servicing fees
Class A	56,083
Class C	6,888
Distribution fees
Class C	20,664
Custody and accounting fees	5,605
Professional fees	17,510
Registration fees	13,052
Shareholder report expenses	9,792
Trustees’ fees and expenses	9,975
Other fees and expenses	3,598

Total expenses	492,426
Less: Fee waivers and/or expense reimbursements	(23,430)

Net expenses	468,996

Net investment income	2,230,987

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	908,867
Net change in unrealized gains (losses) on investments	1,108,956

Net realized and unrealized gains (losses) on investments	2,017,823

Net increase in net assets resulting from operations	$4,248,810

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$2,230,987		$5,230,205
Net realized gains on investments		908,867		4,552,615
Net change in unrealized gains (losses) on investments		1,108,956		4,819,736

Net increase in net assets resulting from operations		4,248,810		14,602,556

Distributions to shareholders from
Net investment income
Class A		(693,169)		(1,523,943)
Class C		(64,434)		(145,790)
Institutional Class		(1,473,273)		(3,560,540)

Total distributions to shareholders		(2,230,876)		(5,230,273)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	111,046	1,170,657	119,756	1,221,218
Class C	46,478	488,705	62,835	645,567
Institutional Class	151,435	1,584,535	448,343	4,548,643

		3,243,897		6,415,428

Reinvestment of distributions
Class A	56,785	597,308	104,987	1,063,119
Class C	5,561	58,512	11,581	117,182
Institutional Class	18,074	190,126	39,142	396,020

		845,946		1,576,321

Payment for shares redeemed
Class A	(239,560)	(2,513,843)	(896,654)	(9,016,415)
Class C	(50,683)	(529,857)	(136,120)	(1,379,397)
Institutional Class	(1,147,720)	(12,028,823)	(2,853,173)	(28,639,565)

		(15,072,523)		(39,035,377)

Net decrease in net assets resulting from capital share transactions		(10,982,680)		(31,043,628)

Total decrease in net assets		(8,964,746)		(21,671,345)

Net assets
Beginning of period		140,043,846		161,715,191

End of period		$131,079,100		$140,043,846

Overdistributed net investment income		$(59,298)		$(59,409)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended August 31
CLASS A		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.16	0.34	0.30	0.39 [3]	0.39	0.39	0.38
Net realized and unrealized gains (losses) on investments	0.15	0.63	(0.41)	0.49	(0.15)	(0.20)	(0.30)

Total from investment operations	0.31	0.97	(0.11)	0.88	0.24	0.19	0.08
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.30)	(0.40)	(0.40)	(0.39)	(0.38)
Net asset value, end of period	$10.49	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	3.04%	10.09%	(1.05)%	9.38%	2.63%	1.90%	0.67%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.91%	0.90%	0.87%	0.92%[5]	0.98%[5]
Net expenses	0.85%	0.85%	0.85%	0.88%	0.87%	0.89%[5]	0.93%[5]
Net investment income	3.09%	3.34%	3.72%	4.03%	4.22%	3.88%	3.71%
Supplemental data
Portfolio turnover rate	9%	48%	44%	63%	48%	78%	72%
Net assets, end of period (000s omitted)	$43,969	$44,082	$47,954	$56,508	$51,028	$54,680	$59,828

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended August 31
CLASS C		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.12	0.26	0.24	0.32 [3]	0.32	0.31	0.30
Net realized and unrealized gains (losses) on investments	0.15	0.63	(0.41)	0.49	(0.15)	(0.20)	(0.29)

Total from investment operations	0.27	0.89	(0.17)	0.81	0.17	0.11	0.01
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.24)	(0.33)	(0.33)	(0.31)	(0.31)
Net asset value, end of period	$10.49	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	2.65%	9.27%	(1.66)%	8.57%	1.87%	1.13%	(0.08)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.65%	1.66%	1.65%	1.62%	1.64%[5]	1.68%[5]
Net expenses	1.60%	1.60%	1.60%	1.63%	1.62%	1.64%[5]	1.68%[5]
Net investment income	2.34%	2.59%	2.96%	3.26%	3.47%	3.12%	2.96%
Supplemental data
Portfolio turnover rate	9%	48%	44%	63%	48%	78%	72%
Net assets, end of period (000s omitted)	$5,617	$5,523	$5,789	$7,671	$4,805	$5,239	$5,734

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended August 31
INSTITUTIONAL CLASS		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Net investment income	0.18	0.37	0.32	0.42 [3]	0.42	0.41	0.41
Net realized and unrealized gains (losses) on investments	0.15	0.63	(0.41)	0.49	(0.16)	(0.20)	(0.30)

Total from investment operations	0.33	1.00	(0.09)	0.91	0.26	0.21	0.11
Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.32)	(0.43)	(0.42)	(0.41)	(0.41)
Net asset value, end of period	$10.49	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Total return[4]	3.20%	10.43%	(0.79)%	9.66%	2.89%	2.15%	0.92%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.58%	0.64%	0.62%	0.64%[5]	0.68%[5]
Net expenses	0.54%	0.54%	0.54%	0.63%	0.62%	0.64%[5]	0.68%[5]
Net investment income	3.40%	3.65%	4.02%	4.29%	4.47%	4.12%	3.96%
Supplemental data
Portfolio turnover rate	9%	48%	44%	63%	48%	78%	72%
Net assets, end of period (000s omitted)	$81,493	$90,439	$107,972	$150,184	$153,115	$275,112	$444,672

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	17

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $11,998,186 with $8,374,749 expiring in 2017, and $3,623,437 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012 the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$128,588,412	$0	$128,588,412

Short-term investments
Investment companies	1,258,407	0	0	1,258,407
	$1,258,407	$128,588,412	$0	$129,846,819

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A, 1.60% for Class C, and 0.54% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $1,288 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	19

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, and Class C of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $11,272,278 and $19,210,500, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $93 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

20	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage North Carolina Tax-Free Fund	23

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214197 02-13 SA254/SAR254 12-12

Wells Fargo Advantage

Pennsylvania Tax-Free Fund

Semi-Annual Report

December 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	3

state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	3.39	4.77	3.97	8.22	5.74	4.45	0.88	0.74
Class B (EKVBX)*	2-1-1993	2.53	4.62	3.93	7.53	4.95	3.93	1.63	1.49
Class C (EKVCX)	2-1-1993	6.52	4.95	3.70	7.52	4.95	3.70	1.63	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	8.49	6.00	4.73	0.55	0.49
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	6.99	6.02	5.17	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,033.54	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,029.71	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,029.68	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Institutional Class
Actual	$1,000.00	$1,034.84	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.47%

Florida: 0.48%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Financial Guaranty Corporation Insured)	5.50%	10-1-2030	$1,000,000	$1,043,130

Guam: 0.76%
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	1,500,000	1,667,910

Ohio: 0.92%
Ohio State Water Development Authority Various Loan Fund Series 2012-13 (Water & Sewer Revenue) ±	0.53	7-15-2035	2,000,000	2,000,160

Pennsylvania: 90.18%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,187,440
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,574,350
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2030	1,880,000	2,173,261
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,561,333
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.87	5-1-2037	2,000,000	2,000,000
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue) ±	1.63	11-1-2039	2,000,000	2,020,220
Bethlehem PA Water Authority (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2016	1,500,000	1,589,730
Bucks County PA IDA Lane Charter School Project Series A (Miscellaneous Revenue) 144A	4.88	3-15-2027	1,700,000	1,742,398
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-2017	595,000	625,672
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-2027	2,370,000	2,491,131
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,713,187
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	1,245,000	1,245,162
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,160,750
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,342,524
Dauphin County PA (GO, XLCA Insured)	5.00	11-15-2022	1,000,000	1,121,810
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,505,000	3,510,012
Delaware County PA IDA Chester Community Charter School Series A (Miscellaneous Revenue)	5.00	8-15-2020	1,795,000	1,634,024
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-2028	4,390,000	5,232,792
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	7-1-2017	2,000,000	2,282,040
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	3,020,550
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	1,500,000	1,511,205
Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	5-1-2024	1,280,000	1,282,253

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00%	12-15-2014	$1,130,000	$1,161,968
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2015	1,085,000	1,110,736
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, NATL-RE GO of Hospital Insured)	7.00	7-1-2016	1,570,000	1,742,025
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,570,240
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,876,164
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	951,491
Monroeville PA Finance Authority (Health Revenue)	5.00	2-15-2042	1,500,000	1,660,440
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,923,410
Montgomery County PA Higher Education and Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,259,400
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,425,220
Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	985,000	1,179,311
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	4.00	10-1-2021	700,000	792,624
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	3,500,000	4,089,330
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	6-1-2025	2,560,000	2,520,909
Northampton County PA Refunding Series B (GO)	5.00	10-1-2030	1,000,000	1,209,320
Octorara PA School District (GO, AGM State Aid Withholding Insured)	4.25	6-1-2023	2,105,000	2,377,598
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-2030	1,000,000	1,001,330
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	850,000	865,334
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, NATL-RE Insured)	5.88	11-15-2021	1,130,000	1,130,780
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,246,279
Pennsylvania HEFAR Lasalle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,611,620
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,410,000	1,545,388
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,494,490
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.25	10-1-2043	1,380,000	1,611,674
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,500,000	1,725,000
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2030	500,000	576,100
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2032	500,000	572,065
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2042	1,000,000	1,120,330
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	7-15-2024	2,000,000	2,038,920
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	7-15-2036	4,500,000	4,588,560
Pennsylvania Housing Finance Agency Single Family Mortgage Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,338,055
Pennsylvania Housing Finance Agency Single Family Mortgage Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,976,001
Pennsylvania Housing Finance Agency Single Family Mortgage Series 112 (Housing Revenue)	5.00	4-1-2028	4,465,000	4,824,343

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania State Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, NATL-RE/FGIC AGM Insured) ¤	0.00%	12-1-2022	$1,200,000	$813,384
Pennsylvania State Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, NATL-RE/FGIC AGM Insured) ¤	0.00	12-1-2023	3,790,000	2,409,455
Pennsylvania State Higher Educational Refunding Drexel University (Education Revenue)	5.00	5-1-2030	500,000	580,430
Pennsylvania State Higher Educational Refunding Drexel University (Education Revenue)	5.00	5-1-2031	625,000	724,388
Pennsylvania State Higher Educational Refunding Drexel University (Education Revenue)	5.00	5-1-2032	500,000	574,485
Pennsylvania State University Series A (Education Revenue, GO of University Insured)	5.00	3-1-2023	3,000,000	3,483,150
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,526,560
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12-1-2031	2,000,000	2,153,100
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	4,204,165
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	8-15-2017	720,000	749,549
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue)	5.63	8-15-2025	3,540,000	3,640,359
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11-15-2020	1,820,000	1,910,600
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11-15-2030	250,000	261,235
Philadelphia PA IDA Series A (Miscellaneous Revenue)	5.30	9-15-2027	5,150,000	5,209,380
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	7.50	5-1-2031	1,285,000	1,449,326
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	2,400,000	2,497,488
Philadelphia PA School District (GO, State Aid Withholding Insured)	5.00	9-1-2021	1,395,000	1,663,970
Philadelphia PA School District Refunding Series 2010C (GO, State Aid Withholding Insured)	5.00	9-1-2018	3,000,000	3,507,240
Philadelphia PA School District Refunding Series A (GO, State Aid Withholding Insured)	5.00	6-1-2024	1,425,000	1,630,300
Philadelphia PA Water & Waterwaste Series A (Water & Sewer Revenue)	5.00	11-1-2028	2,000,000	2,373,960
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,393,330
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12-1-2025	2,500,000	2,611,700
Pittsburgh PA Series A (GO)	5.00	9-1-2026	1,000,000	1,166,400
Saint Mary Hospital Authority Pennsylvania Catholic Health East Project Series B (Health Revenue)	5.00	11-15-2016	975,000	1,034,719
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,597,480
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM State Aid Withholding Insured)	5.00	9-15-2026	875,000	1,009,829
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,828,300
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,210,151
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,730,309

				197,083,041

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 2.54%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.76%	7-1-2029	$6,000,000	$4,337,100
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,175,000	1,210,990
				5,548,090

South Carolina: 1.64%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) (h)	5.25	12-1-2025	3,230,000	3,583,556

Virgin Islands: 2.95%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	2,000,000	2,151,360
Virgin Islands PFA Series B (Miscellaneous Revenue)	5.00	10-1-2025	4,000,000	4,305,400
				6,456,760

Total Municipal Obligations (Cost $204,373,717)				217,382,647

	Yield		Shares
Short-Term Investments: 0.34%

Investment Companies: 0.34%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)	0.01		746,477	746,477

Total Short-Term Investments (Cost $746,477)				746,477

Total investments in securities
(Cost $205,120,194)*	99.81%	218,129,124
Other assets and liabilities, net	0.19	418,007

Total net assets	100.00%	$218,547,131

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

(h)	Underlying security in inverse floater structure

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $205,254,591 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,305,539
Gross unrealized depreciation	(431,006)

Net unrealized appreciation	$12,874,533

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	11

Assets
Investments
In unaffiliated securities, at value (see cost below)	$217,382,647
In affiliated securities, at value (see cost below)	746,477

Total investments, at value (see cost below)	218,129,124

Receivable for investments sold	175,000
Receivable for Fund shares sold	171,192
Receivable for interest	2,480,928
Prepaid expenses and other assets	33,538

Total assets	220,989,782

Liabilities
Dividends payable	465,819
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	200,477
Advisory fee payable	55,911
Distribution fees payable	8,251
Due to other related parties	30,603
Accrued expenses and other liabilities	66,590

Total liabilities	2,442,651

Total net assets	$218,547,131

NET ASSETS CONSIST OF
Paid-in capital	$217,387,114
Overdistributed net investment income	(345,163)
Accumulated net realized losses on investments	(11,503,750)
Net unrealized gains on investments	13,008,930

Total net assets	$218,547,131

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$45,133,045
Shares outstanding – Class A	3,814,661
Net asset value per share – Class A	$11.83
Maximum offering price per share – Class A2	$12.39
Net assets – Class B	$1,604,219
Shares outstanding – Class B	136,092
Net asset value per share – Class B	$11.79
Net assets – Class C	$10,361,929
Shares outstanding – Class C	877,412
Net asset value per share – Class C	$11.81
Net assets – Institutional Class	$161,447,938
Shares outstanding – Institutional Class	13,645,695
Net asset value per share – Institutional Class	$11.83

Investments in unaffiliated securities, at cost	$204,373,717

Investments in affiliated securities, at cost	$746,477

Total investments, at cost	$205,120,194

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of operations—six months ended December 31, 2012 (unaudited)

Investment income
Interest	$4,889,022
Income from affiliated securities	235

Total investment income	4,889,257

Expenses
Advisory fee	401,739
Administration fees
Fund level	57,391
Class A	36,650
Class B	1,510
Class C	8,314
Institutional Class	68,589
Shareholder servicing fees
Class A	57,265
Class B	2,360
Class C	12,990
Distribution fees
Class B	7,079
Class C	38,971
Custody and accounting fees	9,339
Professional fees	18,573
Registration fees	21,288
Shareholder report expenses	10,735
Trustees’ fees and expenses	6,236
Other fees and expenses	12,489

Total expenses	771,518
Less: Fee waivers and/or expense reimbursements	(83,449)

Net expenses	688,069

Net investment income	4,201,188

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,917,123
Net change in unrealized gains (losses) on investments	593,143

Net realized and unrealized gains (losses) on investments	3,510,266

Net increase in net assets resulting from operations	$7,711,454

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Pennsylvania Tax-Free Fund	13

	Six months ended December 31, 2012 (Unaudited)		Year ended June 30, 2012

Operations
Net investment income		$4,201,188		$10,072,043
Net realized gains on investments		2,917,123		4,644,228
Net change in unrealized gains (losses) on investments		593,143		11,408,901

Net increase in net assets resulting from operations		7,711,454		26,125,172

Distributions to shareholders from
Net investment income
Class A		(805,342)		(1,726,251)
Class B		(26,114)		(89,503)
Class C		(143,547)		(286,134)
Institutional Class		(3,226,143)		(7,969,631)

Total distributions to shareholders		(4,201,146)		(10,071,519)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	182,639	2,156,611	355,261	4,019,314
Class B	5,451	64,075	1,085	12,255
Class C	73,393	862,198	137,643	1,556,569
Institutional Class	820,112	9,657,948	1,024,965	11,737,052

		12,740,832		17,325,190

Reinvestment of distributions
Class A	56,932	674,080	100,663	1,147,990
Class B	2,113	24,913	5,069	57,488
Class C	10,511	124,237	18,030	205,259
Institutional Class	27,631	327,153	50,744	578,081

		1,150,383		1,988,818

Payment for shares redeemed
Class A	(302,527)	(3,570,673)	(530,298)	(5,998,818)
Class B	(66,552)	(781,981)	(174,412)	(1,950,369)
Class C	(50,450)	(594,877)	(75,440)	(848,856)
Institutional Class	(1,952,861)	(23,024,927)	(5,755,702)	(65,266,809)

		(27,972,458)		(74,064,852)

Net decrease in net assets resulting from capital share transactions		(14,081,243)		(54,750,844)

Total decrease in net assets		(10,570,935)		(38,697,191)

Net assets
Beginning of period		229,118,066		267,815,257

End of period		$218,547,131		$229,118,066

Overdistributed net investment income		$(345,163)		$(345,205)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended March 31
CLASS A		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84	$11.32
Net investment income	0.21	0.44	0.11	0.44	0.46	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.18	0.72	0.30	(0.28)	0.95	(0.89)	(0.49)

Total from investment operations	0.39	1.16	0.41	0.16	1.41	(0.41)	(0.01)
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.11)	(0.43)	(0.46)	(0.48)	(0.47)
Net asset value, end of period	$11.83	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Total return[3]	3.35%	10.81%	3.84%	1.56%	14.41%	(3.79)%	(0.05)%
Ratios to average net assets (annualized)
Gross expenses	0.88%[4]	0.88%[4]	0.87%[4]	0.84%[4]	0.76%[4]	0.73%[4]	0.76%[4]
Net expenses	0.75%[4]	0.74%[4]	0.74%[4]	0.75%[4]	0.76%[4]	0.73%[4]	0.71%[4]
Net investment income	3.52%	3.90%	3.98%	3.99%	4.35%	4.67%	4.27%
Supplemental data
Portfolio turnover rate	10%	21%	10%	46%	45%	35%	21%
Net assets, end of period (000s omitted)	$45,133	$45,178	$43,188	$41,832	$48,762	$45,158	$48,045

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2010	0.00%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended March 31
CLASS B		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$11.61	$10.89	$10.59	$10.86	$9.91	$10.80	$11.27
Net investment income	0.16 [3]	0.36 [3]	0.09 [3]	0.35 [3]	0.38 [3]	0.40 [3]	0.37
Net realized and unrealized gains (losses) on investments	0.18	0.72	0.30	(0.27)	0.95	(0.89)	(0.45)

Total from investment operations	0.34	1.08	0.39	0.08	1.33	(0.49)	(0.08)
Distributions to shareholders from
Net investment income	(0.16)	(0.36)	(0.09)	(0.35)	(0.38)	(0.40)	(0.39)
Net asset value, end of period	$11.79	$11.61	$10.89	$10.59	$10.86	$9.91	$10.80
Total return[4]	2.97%	10.01%	3.66%	0.80%	13.60%	(4.54)%	(0.73)%
Ratios to average net assets (annualized)
Gross expenses	1.63%[5]	1.62%[5]	1.62%[5]	1.60%[5]	1.51%[5]	1.47%[5]	1.46%[5]
Net expenses	1.50%[5]	1.49%[5]	1.49%[5]	1.50%[5]	1.51%[5]	1.47%[5]	1.46%[5]
Net investment income	2.77%	3.15%	3.22%	3.23%	3.63%	3.89%	3.51%
Supplemental data
Portfolio turnover rate	10%	21%	10%	46%	45%	35%	21%
Net assets, end of period (000s omitted)	$1,604	$2,264	$3,956	$4,932	$7,573	$11,287	$18,324

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2010	0.00%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended March 31
CLASS C		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$11.63	$10.91	$10.61	$10.88	$9.93	$10.82	$11.29
Net investment income	0.17	0.36	0.09	0.35	0.38	0.40	0.38
Net realized and unrealized gains (losses) on investments	0.17	0.72	0.30	(0.27)	0.95	(0.88)	(0.46)

Total from investment operations	0.34	1.08	0.39	0.08	1.33	(0.48)	(0.08)
Distributions to shareholders from
Net investment income	(0.16)	(0.36)	(0.09)	(0.35)	(0.38)	(0.41)	(0.39)
Net asset value, end of period	$11.81	$11.63	$10.91	$10.61	$10.88	$9.93	$10.82
Total return[3]	2.97%	9.99%	3.65%	0.80%	13.58%	(4.52)%	(0.72)%
Ratios to average net assets (annualized)
Gross expenses	1.63%[4]	1.63%[4]	1.62%[4]	1.59%[4]	1.51%[4]	1.48%[4]	1.46%[4]
Net expenses	1.50%[4]	1.49%[4]	1.49%[4]	1.50%[4]	1.51%[4]	1.48%[4]	1.46%[4]
Net investment income	2.77%	3.15%	3.23%	3.23%	3.61%	3.91%	3.52%
Supplemental data
Portfolio turnover rate	10%	21%	10%	46%	45%	35%	21%
Net assets, end of period (000s omitted)	$10,362	$9,815	$8,331	$8,118	$9,020	$8,387	$9,896

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2012 (unaudited)	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2010	0.00%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended March 31
INSTITUTIONAL CLASS		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84	$11.31
Net investment income	0.22	0.47	0.11	0.46	0.49	0.51	0.50
Net realized and unrealized gains (losses) on investments	0.18	0.72	0.30	(0.27)	0.95	(0.89)	(0.47)

Total from investment operations	0.40	1.19	0.41	0.19	1.44	(0.38)	0.03
Distributions to shareholders from
Net investment income	(0.22)	(0.47)	(0.11)	(0.46)	(0.49)	(0.51)	(0.50)
Net asset value, end of period	$11.83	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Total return[3]	3.48%	11.08%	3.91%	1.82%	14.69%	(3.55)%	0.29%
Ratios to average net assets (annualized)
Gross expenses	0.55%[4]	0.55%[4]	0.55%[4]	0.54%[4]	0.51%[4]	0.47%[4]	0.45%[4]
Net expenses	0.50%[4]	0.49%[4]	0.49%[4]	0.50%[4]	0.51%[4]	0.47%[4]	0.45%[4]
Net investment income	3.77%	4.15%	4.22%	4.23%	4.61%	4.88%	4.51%
Supplemental data
Portfolio turnover rate	10%	21%	10%	46%	45%	35%	21%
Net assets, end of period (000s omitted)	$161,448	$171,861	$212,341	$221,498	$290,586	$332,597	$555,535

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (unaudited)	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2010	0.00%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	19

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At June 30, 2012, net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*
2013	2015	2016	2017
$627,326	$3,458,446	$4,324,935	$5,875,768

*	Losses incurred in taxable years beginning before December 22, 2010.

20	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$217,382,647	$0	$217,382,647

Short-term investments
Investment companies	746,477	0	0	746,477
	$746,477	$217,382,647	$0	$218,129,124

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	21

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, and 0.49% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $5,097 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $22,667,069 and $39,585,846, respectively.

6. BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $155 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2012, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 and incurred interest and fee expense in the amount of $6,970.

22	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

At December 31, 2012, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes
Amount outstanding	Maturity date	Interest rate	Value of collateral for Floating-Rate Notes outstanding
$1,615,000	12-1-2013	8.47%	$3,583,556

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Pennsylvania Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214198 02-13 SA255/SAR255 12-12

Wells Fargo Advantage

Short-Term Municipal Bond Fund

Semi-Annual Report

December 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1 , the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues. In Michigan, voters repealed Public Act 4, which was viewed as a negative for the state’s credit because it limited the state’s ability to reform local municipalities’ finances.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	0.27	2.97	3.24	2.32	3.39	3.45	0.78	0.60
Class C (WSSCX)	1-31-2003	0.55	2.60	2.51	1.55	2.60	2.51	1.53	1.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	2.42	3.42	3.36	0.72	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	2.62	3.61	3.55	0.45	0.40
Investor Class (STSMX)	12-31-1991	–	–	–	2.28	3.36	3.43	0.81	0.63
Barclays Composite 1- and 3-Year Municipal Bond Index[4]	–	–	–	–	1.35	3.00	2.76	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Composite 1- and 3-Year Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index (the 1-2 year component of the Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa), and 50% in the Barclays 3-Year Municipal Bond Index (the 2-4 year component of the Barclays Municipal Bond Index). You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,007.79	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Class C
Actual	$1,000.00	$1,003.99	$6.82	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Administrator Class
Actual	$1,000.00	$1,008.79	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,009.81	$2.03	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Investor Class
Actual	$1,000.00	$1,007.63	$3.19	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.18%

Alabama: 0.64%
Birmingham AL Airport Authority (Airport Revenue)	3.00%	7-1-2013	$1,245,000	$1,258,334
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55	11-15-2038	15,000,000	14,995,200
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2014	5,840,000	6,087,908
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	3,072,648
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	4,000,000	4,115,730
Mobile AL Industrial Development Board PCR Alabama Power Company Series B (IDR) ±	4.88	6-1-2034	1,500,000	1,513,425
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	9-1-2013	380,000	390,385
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±(i)(s)	5.00	7-1-2037	2,555,000	1,535,836

				32,969,466

Alaska: 1.13%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured)	6.60	7-1-2015	2,500,000	2,668,475
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.32	12-1-2041	10,000,000	10,000,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.40	12-1-2041	20,000,000	20,000,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	25,120,000	25,120,000
Alaska Student Loan Corporation Series A2 (Education Revenue)	5.00	6-1-2014	500,000	529,145

				58,317,620

Arizona: 1.71%
Arizona Department of Administration Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2013	1,750,000	1,809,710
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.13	2-1-2042	40,615,000	40,440,762
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±	0.98	2-1-2042	5,000,000	4,993,950
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	7-1-2015	4,225,000	4,538,749
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	7-1-2014	4,590,000	4,906,389
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-2015	2,300,000	2,357,086
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	18,525,000	18,701,914
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,875,000	1,889,531
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00	7-1-2013	2,000,000	2,042,960
Pima County AZ IDA Constellation Schools Project (Miscellaneous Revenue)	6.38	1-1-2019	2,345,000	2,461,500
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12-1-2013	575,000	583,660
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	775,000	790,020

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arizona (continued)
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20%	7-1-2013	$1,220,000	$1,228,967
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	7-1-2014	1,382,000	1,407,304

				88,152,502

Arkansas: 0.00%
Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90	12-1-2024	95,000	95,003

California: 7.46%
Alameda County CA COP CAB (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-15-2014	2,185,000	2,054,774
Alameda County Corridor Transportation Authority CAB Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2016	8,685,000	7,996,366
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	9-1-2014	1,570,000	1,546,246
California DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2018	2,500,000	3,035,650
California HFFA Catholic Healthcare Series A (Health Revenue)	4.00	3-1-2014	3,375,000	3,507,300
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	6,025,000	6,360,653
California HFFA Series 3239 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	11-15-2031	25,000,000	25,000,000
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.38	8-1-2037	53,925,000	52,848,657
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.38	2-1-2039	10,000,000	10,011,200
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-2038	5,000,000	5,061,650
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	1-1-2014	875,000	877,459
California Refunding Series B (GO) ±	0.88	5-1-2017	7,000,000	7,012,530
California Series B (GO) ±	1.03	5-1-2018	6,000,000	6,013,620
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.63	8-1-2027	33,890,000	33,890,000
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	140,000	140,790
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.20	10-1-2015	475,000	478,230
Compton CA Unified School District Election of 2002 CAB Series D (GO, AMBAC Insured) ¤	0.00	6-1-2017	3,570,000	3,153,095
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11-1-2014	995,000	1,024,522
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12-1-2013	940,000	955,557
Eureka CA Unified School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2018	5,690,000	4,852,148
Gilroy CA Unified School District BAN (GO)	5.00	4-1-2013	1,210,000	1,224,472
Golden State Tobacco Securitization Corporation California Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00	6-1-2013	5,575,000	5,646,583
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.58	6-1-2047	31,160,000	31,160,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	36,552,789
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,700,000	18,763,416
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, FSA Insured, Dexia Credit Local LIQ) ø	0.73	7-15-2026	27,645,000	27,645,000
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-2013	6,715,000	6,724,602
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	851,728

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles CA Regional Airports Authority (Airport Revenue, AGM Insured)	5.00%	1-1-2015	$1,120,000	$1,210,115
Metropolitan Water District of Southern California Waterworks Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	7-1-2035	11,085,000	11,085,000
Monterey County CA COP Refinancing Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2013	800,000	814,984
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	6,025,000	5,454,553
Oakland CA Unified School District (GO, NATL-RE/FGIC Insured)	5.00	8-1-2016	3,030,000	3,321,850
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	5-1-2014	870,000	879,648
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	8-15-2013	3,070,000	3,109,941
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.38	11-1-2014	3,080,000	3,233,938
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2014	775,000	809,805
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.19	12-1-2035	9,000,000	9,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,856,913
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-2014	4,310,000	4,513,648
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-2015	4,525,000	4,904,602
San Francisco CA Building Authority Civic Center Project Series A (Miscellaneous Revenue)	5.00	12-1-2013	1,000,000	1,041,070
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-2014	790,000	811,085
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,679,909
San Jose CA Airport Authority Series A1 (Airport Revenue)	3.50	3-1-2014	1,000,000	1,030,500
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, NATL-RE Insured)	6.00	8-1-2015	3,090,000	3,343,535
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	7,900,000	8,197,514
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144Aø	0.18	8-1-2031	5,000,000	5,000,000
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	8-1-2015	500,000	487,405
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	2,039,130
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	1,000,000	1,048,210
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2013	750,000	773,633
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2014	1,000,000	1,082,080
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00	6-1-2013	3,000,000	3,051,360

				385,169,465

Colorado: 0.17%
Colorado ECFA Twin Peaks Charter School (Education Revenue)	5.75	11-15-2018	50,000	53,759
Colorado Public Authority for Energy Natural Gas Purchase Project Series 2008 (Utilities Revenue)	5.75	11-15-2018	7,615,000	8,685,060

				8,738,819

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 2.04%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00%	7-1-2015	$2,240,000	$2,280,678
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,662,125
Connecticut Series A (GO) ±	0.66	4-15-2016	5,000,000	5,032,950
Connecticut Series A (GO) ±	0.81	4-15-2017	4,600,000	4,624,610
Connecticut Series A (GO) ±	0.90	5-15-2017	17,000,000	17,031,790
Connecticut Series A (GO) ±	1.05	5-15-2018	17,740,000	17,780,447
Connecticut Series A (GO) ±	1.08	3-1-2017	12,795,000	12,915,913
Connecticut Series A (GO) ±	1.33	3-1-2018	13,500,000	13,670,775
Connecticut Series A (GO) ±	1.48	3-1-2019	21,500,000	21,733,490
Connecticut Series C (GO) ±	0.78	5-15-2016	5,000,000	5,037,350
Connecticut Series D (GO) ±	0.65	9-15-2017	1,500,000	1,505,370
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	870,000	873,167
Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	6-15-2015	305,000	310,362

				105,459,027

District of Columbia: 1.40%
District of Columbia HFA Series B (Housing Revenue)	5.63	6-1-2035	375,000	376,680
District of Columbia Income Tax Secured Refunding Series E (Tax Revenue) ±	0.88	12-1-2017	13,000,000	13,001,170
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	11-1-2042	18,200,000	18,200,000
District of Columbia Series 3164 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	4-1-2043	14,760,000	14,760,000
District of Columbia University Revenue American University Series A (Education Revenue, JPMorgan Chase Bank LOC) ø	0.15	10-1-2036	6,000,000	6,000,000
District of Columbia Water & Sewer Authority Public Utility District Series 3058X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	10-1-2039	9,130,000	9,130,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.71	10-1-2040	11,000,000	11,001,430

				72,469,280

Florida: 7.58%
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.78	6-1-2014	31,000,000	31,221,650
Citrus County FL COP (Miscellaneous Revenue, AGM Insured)	4.00	4-1-2013	2,170,000	2,186,036
Collier County FL IDA Redlands Christian Migrant (Education Revenue, Bank of America NA LOC) ø	0.29	12-1-2026	2,950,000	2,950,000
Cooper City FL Utility System CAB (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	10-1-2013	390,000	375,878
Emerald Coast FL Utilities Authority Series B (Utilities Revenue, NATL-RE-IBC/FGIC Insured)	6.25	1-1-2013	1,000,000	1,000,000
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE/FGIC Insured)	6.25	1-1-2015	1,290,000	1,358,602
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, AMBAC Insured)	5.00	3-1-2014	1,000,000	1,043,550
Florida Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.50	6-15-2021	2,000,000	2,200,400
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	1,135,000	1,169,232
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	540,000	555,466

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25%	12-1-2020	$2,050,000	$2,121,381
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,000,000	14,973,750
Halifax FL Hospital Medical Center Series A (Health Revenue)	5.25	6-1-2016	1,000,000	1,112,870
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	5,102,948
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2013	1,000,000	1,023,000
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2015	3,365,000	3,616,837
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2016	7,325,000	8,017,139
Hillsborough County FL IDA Tampa General Hospital Series B (Health Revenue, AMBAC Insured)	5.25	10-1-2015	2,790,000	2,954,833
Jacksonville FL IDR University of Florida Health Science Center (Miscellaneous Revenue, Branch Banking & Trust LOC) ø	0.14	7-1-2019	1,900,000	1,900,000
Jacksonville FL Sales Refunding Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,339,500
Lakeland FL Energy System (Utilities Revenue) ±	1.23	10-1-2014	38,000,000	38,343,140
Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,215,220
Manatee County FL HFA Single Family Sub Series 2 (Housing Revenue, GNMA Insured)	6.50	11-1-2023	75,000	76,168
Marion County FL School Board Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	6-1-2014	325,000	342,401
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,035,710
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,557,165
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,890,648
Miami Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	20,348,843
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.23	8-1-2026	9,600,000	9,600,000
Miami FL Refunding Homeland Defense (GO, NATL-RE Insured)	5.00	1-1-2017	5,000,000	5,493,000
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	4.00	6-1-2013	1,055,000	1,067,681
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	5.00	6-1-2014	1,095,000	1,149,597
Miami-Dade County FL Aviation Series C (Airport Revenue, NATL-RE Insured)	5.25	10-1-2014	1,000,000	1,001,490
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,123,920
Miami-Dade County FL Expressway Authority (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.35	7-1-2018	3,500,000	3,500,000
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ±144A	0.87	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2013	480,000	488,170
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2014	500,000	519,160
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	650,645
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A2 (Health Revenue, NATL-RE Insured) ±	4.55	8-1-2046	1,850,000	1,884,281
Miami-Dade County FL School Board COP (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,567,776
Miami-Dade County FL School Board COP (Miscellaneous Revenue) ±	5.00	5-1-2032	17,000,000	19,108,510

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL School Board COP (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.25%	10-1-2015	$4,000,000	$4,291,200
Miami-Dade County FL School Board COP Series 2982 (Miscellaneous Revenue, AGM Insured) 144Aø	0.16	2-1-2034	20,000,000	20,000,000
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	8,598,147	8,856,264
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10-1-2013	1,000,000	1,024,140
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,818,773
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	2,085,003
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2013	1,450,000	1,494,428
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,062,350
Orange County FL IDA Various Central Florida Kidney Centers (IDR, SunTrust Bank LOC) ø	0.23	12-1-2020	1,000,000	1,000,000
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2013	655,000	672,593
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2014	3,000,000	3,211,530
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,867,815
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	679,992
Pinellas County FL Health Facilites Authority (Health Revenue, SunTrust Bank LOC) ø	0.21	7-1-2034	5,080,000	5,080,000
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2014	535,000	545,780
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,935,000	2,002,841
Polk County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,278,299
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20	7-1-2017	755,000	783,788
Seminole Tribe Florida Gaming Division Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-2017	1,400,000	1,463,686
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	870,020
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	1,003,278
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2017	14,865,000	15,953,564
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,695,000	6,137,615
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-1-2013	2,600,000	2,589,470
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-1-2014	1,645,000	1,613,745
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-2014	2,780,000	2,879,635
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	5,153,868
Sunshine FL Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15	9-1-2035	20,000,000	20,000,000
Sunshine FL Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	2,865,000	3,189,519
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-2013	1,000,000	1,035,100
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,795,900
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	14,050,448
Volusia County FL School Board (Tax Revenue, NATL-RE Insured)	5.00	10-1-2016	1,000,000	1,058,090
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	11,074,500

				391,359,831

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.73%
Atlanta GA Airport Revenue ROC Series R-11893 (Airport Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.33%	1-1-2026	$10,000,000	$10,000,000
Dalton GA School District Equipment Lease Purchase (GO)	4.20	8-1-2013	311,191	312,445
Dalton GA School District Lease Number Series B (GO)	4.20	8-1-2013	115,241	115,474
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,495,000	1,607,588
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2017	6,540,000	7,328,920
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2018	3,050,000	3,476,482
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,518,005
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	2,943,299	2,995,455
Pike County GA School District (GO, AMBAC /State Aid Withholding Insured)	5.70	2-1-2016	820,000	870,906
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2013	2,000,000	2,066,080
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,214,410
Putnam County GA School District (Education Revenue)	4.20	3-1-2013	20,544	20,588
Richmond County GA Development Authority (IDR)	5.15	3-1-2015	2,000,000	2,163,720

				37,690,073

Guam: 0.08%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	360,000	368,932
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,907,748
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13	11-1-2015	750,000	793,208
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	997,160

				4,067,048

Hawaii: 0.30%
Hawaii Harbor Systems Series A (Airport Revenue, AGM Insured)	5.00	1-1-2013	645,000	645,000
Hawaii Pacific Health Special Purpose Various Department Budget and Finance Series 2004B (Health Revenue, JPMorgan Chase Bank LOC) ø	0.15	7-1-2033	15,000,000	15,000,000

				15,645,000

Idaho: 0.00%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	205,000	207,489

Illinois: 10.28%
Branch Banking and Trust Municipal Trust Class C (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	0.73	2-1-2016	18,875,000	18,875,000
Branch Banking and Trust Municipal Trust Class D (Miscellaneous Revenue, Rabobank Nederland LOC) ø	0.88	11-1-2017	13,745,000	13,745,000
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.96	12-1-2034	35,000,000	35,000,000
Chicago IL Board of Education Dedicated Series C1 (GO) ±	1.08	3-1-2032	39,000,000	39,043,290
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.23	3-1-2032	33,000,000	33,073,260
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12-1-2014	360,000	377,215
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/Housing & Urban Development Loan Insured)	5.00	7-1-2013	2,580,000	2,633,303
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/Housing & Urban Development Loan Insured)	5.00	7-1-2014	2,265,000	2,399,043

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Motor Fuel Tax (Tax Revenue, AMBAC Insured)	5.38%	1-1-2014	$330,000	$336,897
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2017	2,265,000	2,581,126
Chicago IL Prerefunded Series A (GO, NATL-RE Insured)	5.38	1-1-2013	495,000	495,000
Chicago IL Series A2 (GO, AMBAC Insured)	5.50	1-1-2018	10,300,000	11,936,567
Chicago IL Transit Authority Capital Grant Receipts Federal Transit Administration Series 5307B (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-2013	2,430,000	2,475,004
Chicago IL Transit Authority Capital Grants Receipts Unrefunded Federal Transit Administration Series 5307B (Miscellaneous Revenue, AMBAC Insured)	5.00	6-1-2017	3,065,000	3,460,538
Chicago IL Unrefunded Series A (GO, NATL-RE Insured)	5.38	1-1-2013	305,000	305,000
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, FSA-CR/AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.63	1-1-2022	9,930,000	9,930,000
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-2014	1,335,000	1,373,515
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-2015	2,725,000	2,874,603
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.00	12-15-2013	4,195,000	4,280,620
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.50	12-15-2014	2,540,000	2,659,228
Cook County IL Revenue Adjusted Cathlic Theological Union (Miscellaneous Revenue, RBS Citizens NA LOC) ø	0.24	2-1-2035	9,200,000	9,200,000
Illinois (GO)	5.00	9-1-2015	1,885,000	2,008,109
Illinois (GO)	5.00	9-1-2016	10,000,000	10,653,100
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-2014	4,500,000	4,671,000
Illinois Development Finance Authority Adventist Health System (Health Revenue, NATL-RE Insured) ±	5.50	11-15-2013	200,000	208,026
Illinois Educational Facilities Authority Field Museum National History Project (Miscellaneous Revenue, JPMorgan Chase Bank LOC, GO of Corporation Insured) ø	0.14	11-1-2032	13,900,000	13,900,000
Illinois Finance Authority Adjusted Dominican University (Education Revenue, JPMorgan Chase Bank LOC) ø	0.15	3-1-2036	13,000,000	13,000,000
Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue) ±	4.38	11-1-2038	3,500,000	3,668,455
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-2042	4,000,000	4,082,680
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2013	670,000	675,159
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2014	655,000	676,353
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	584,693
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2013	8,000,000	8,105,600
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2014	3,250,000	3,376,198
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	947,277
Illinois Finance Authority Xavier University (Education Revenue, Bank of America NA LOC) ø	0.16	10-1-2033	6,645,000	6,645,000
Illinois First Series (GO, AGM Insured)	5.50	5-1-2015	4,500,000	4,944,240
Illinois HFA Lake Forest Hospital Project Series A (Health Revenue)	6.25	7-1-2022	3,000,000	3,012,540
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-2028	2,935,000	3,111,276
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-2016	1,800,000	1,863,882
Illinois Refunding (GO)	5.00	1-1-2018	1,500,000	1,720,800
Illinois Riverside Health Systems (Health Revenue, JPMorgan Chase & Company LOC) ø	0.13	11-1-2019	7,900,000	7,900,000
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	12,425,626
Illinois Series 2012 (GO)	5.00	8-1-2017	10,000,000	11,474,500
Illinois Series A (GO)	3.00	1-1-2018	2,050,000	2,152,070
Illinois Series A (GO)	4.00	1-1-2016	10,470,000	11,283,100
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	66,200,000	66,200,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.17%	1-1-2031	$25,000,000	$25,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	6,054,048
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-2020	10,000,000	10,442,500
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,500,000	5,206,950
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	15,000,000	17,324,850
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,500,000	9,370,145
Illinois Unrefunded Balance (GO)	5.00	10-1-2016	3,200,000	3,299,104
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-2015	500,000	523,165
Lake County IL Community Consolidated School District (GO, NATL-RE Insured)	8.70	1-1-2016	1,075,000	1,238,690
Lake County IL Forest Preservation District Series A (GO) ±	0.66	12-15-2016	1,925,000	1,913,739
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-2017	6,000,000	5,324,400
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue, GO of Authority Insured) ±	0.50	6-1-2025	16,530,000	16,530,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2014	1,565,000	1,628,711
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,164,076
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	692,880
Springfield IL Electric Revenue (Utilities Revenue, NATL-RE Insured)	5.00	3-1-2018	6,000,000	6,653,940
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	8-15-2013	5,800,000	5,917,740
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	8-15-2014	6,275,000	6,589,880
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	919,014
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	635,000	689,534
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2014	925,000	955,275
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2015	1,800,000	1,905,192
Winnebago & Boone Counties IL School Districts #205 Rockford (GO, AMBAC Insured)	5.00	2-1-2014	1,250,000	1,296,725
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	481,120
Winnebago County IL School District #122 Harlem-Loves Park Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	1,290,000	1,284,092
Winnebago County IL School District #122 Harlem-Loves Park Unrefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	2,310,000	2,291,174

				531,040,837

Indiana: 2.22%
Boone County IN Redevelopment District BAN (Tax Revenue)	4.00	5-15-2013	4,325,000	4,330,493
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-2013	2,150,000	2,156,536
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-2013	2,000,000	2,042,240
Indiana Education Facilities Authority CAB (Education Revenue, NATL-RE Insured) ¤	0.00	2-1-2015	400,000	383,536
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	3-1-2014	1,810,000	1,874,255

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00%	3-1-2015	$1,895,000	$2,017,284
Indiana Finance Authority HEFA Ascension Health Series B3 (Miscellaneous Revenue) ±	1.55	11-15-2031	70,710,000	71,878,836
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2013	680,000	682,115
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2014	1,000,000	1,025,290
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,284,833
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20	6-1-2013	4,500,000	4,566,195
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	620,778
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	300,000	311,118
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±	4.88	2-1-2035	10,000,000	10,189,600
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA/State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.38	1-15-2025	11,450,000	11,450,000

				114,813,109

Iowa: 0.21%
Iowa Finance Authority Health Facilities (Health Revenue, AGM Insured)	3.13	8-15-2014	1,000,000	1,034,720
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	4,915,000	5,485,730
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12-1-2013	4,300,000	4,419,841

				10,940,291

Kansas: 0.49%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-2023	12,500,000	12,625,750
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	9-1-2035	5,000,000	5,051,850
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2013	250,000	255,415
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	673,186
Olathe KS Recreational Facilities Various YMCA (Miscellaneous Revenue, Bank of America NA LOC) ø	0.16	11-1-2018	2,555,000	2,555,000
Wichita KS Facilities Improvement Series 3-A (Health Revenue)	5.00	11-15-2013	1,750,000	1,816,168
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11-15-2013	2,280,000	2,366,207

				25,343,576

Kentucky: 0.49%
Allen County KY Camp Courageous Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	12-1-2025	13,500,000	13,500,000
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	2-1-2014	1,000,000	1,031,500
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-2014	1,230,000	1,235,424
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-2015	2,710,000	2,721,138

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky EDFA Saint Elizabeth Series A (Health Revenue)	4.00%	5-1-2013	$1,500,000	$1,516,875
Louisville & Jefferson Counties KY Metro Sewer District Series B (Water & Sewer Revenue)	4.00	5-15-2013	5,360,000	5,432,467

				25,437,404

Louisiana: 4.52%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,845,320
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.95	2-1-2046	46,000,000	46,002,760
England LA Sub District # 1 (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	8-15-2013	1,130,000	1,158,544
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.88	5-1-2043	40,500,000	40,544,550
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2013	1,500,000	1,535,295
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,580,340
Louisiana PFA Christus Health Series C3 (Health Revenue, AGM Insured)	5.00	7-1-2013	4,445,000	4,541,145
Louisiana PFA Hospital Franciscan Series B (Health Revenue)	5.00	7-1-2013	2,830,000	2,885,468
Louisiana Public Facilities Authority Nineteenth Judicial District Court (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	6-1-2016	1,000,000	1,114,720
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,185,744
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,080,880
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,994,224
New Orleans LA Master Lease (GO)(i)	5.25	1-1-2018	15,419,798	16,270,046
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Airport Revenue, NATL-RE Insured)	5.25	8-15-2013	395,000	396,509
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,403,670
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,543,151
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B1 (IDR) ø	0.40	11-1-2040	28,020,000	28,020,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	49,435,000	49,435,000

				233,537,366

Maine: 0.16%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	3,135,000	3,220,178
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.63	12-1-2013	2,815,000	2,893,341
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,800,000	1,909,008

				8,022,527

Maryland: 1.57%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.60	12-1-2017	5,000,000	5,000,000
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) ±(m)(n)	0.23	10-1-2022	23,200,000	21,344,000
Maryland Health & HEFA John Hopkins Health Series B (Health Revenue) ±	1.29	5-15-2042	12,500,000	12,716,125

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97%	5-15-2038	$22,500,000	$22,618,575
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97	5-15-2038	19,500,000	19,602,765

				81,281,465

Massachusetts: 1.91%
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue, GO of Institution Insured)	5.00	7-1-2015	1,000,000	1,078,390
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,745,350
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	1-1-2013	2,915,000	2,915,000
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	1-1-2014	2,385,000	2,423,780
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,980,000	2,053,676
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11-15-2013	1,680,000	1,744,092
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	750,603
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.01	7-1-2038	40,000,000	39,554,000
Massachusetts Municipal Securitization Trust Receipts Class A (GO, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.18	5-1-2037	7,845,000	7,845,000
Massachusetts Series A (GO) ±	0.65	9-1-2016	4,000,000	3,999,920
Massachusetts Series A (GO) ±	0.66	2-1-2014	12,070,000	12,107,176
Massachusetts Series A (GO) ±	0.79	2-1-2015	3,350,000	3,350,000
Massachusetts Various Consolidated Loan Series D (GO) ±	0.56	1-1-2018	9,500,000	9,505,415
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAC-TCR GO of Authority Insured)	5.25	12-1-2015	1,420,000	1,537,391
University of Massachusetts Building Authority Series A (Education Revenue, Commonwealth Guaranty Insured, Bank of America NA SPA) ø	0.17	5-1-2038	7,000,000	7,000,000

				98,609,793

Michigan: 3.45%
Detroit MI Capital Improvement Limited Tax Series A1 (GO)	5.00	4-1-2013	4,500,000	4,435,245
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2014	1,150,000	1,211,502
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC/Qualified School Board Loan Fund Insured)	5.00	5-1-2013	2,750,000	2,789,490
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.38	5-1-2030	14,970,000	14,970,000
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	9-30-2013	3,070,000	3,153,872
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,120,000	1,167,589
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-2016	2,470,000	2,642,011
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-2017	3,975,000	4,219,383
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-2018	1,450,000	1,611,878
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	5,000,000	5,239,550
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	7-1-2013	2,900,000	2,961,480

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.50%	7-1-2016	$1,000,000	$1,113,270
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2016	12,535,000	13,954,839
Detroit MI Sewer Disposal System Refunding Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	7-1-2013	450,000	459,540
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2016	3,000,000	3,242,850
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	6.00	7-1-2014	785,000	837,815
Detroit MI Sewer Disposal System Senior Lien Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2018	3,650,000	3,988,611
Detroit MI Water & Sewerage Disposal System Deutsche Bank Spears/Lifers Series 1084X (Water & Sewer Revenue) 144Aø	0.43	1-1-2020	9,000,000	9,000,000
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,420,000	1,495,189
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2015	1,000,000	1,075,600
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE/FGIC Insured)	6.50	7-1-2015	1,720,000	1,878,687
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2018	9,700,000	11,130,459
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-2013	6,405,000	6,523,044
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-2017	1,455,000	1,603,192
Detroit MI Water Supply System Series B (Water & Sewer Revenue, NATL-RE Insured) ±	4.25	7-1-2016	1,000,000	1,068,690
Detroit MI Water Supply System Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-2017	1,400,000	1,530,858
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2013	1,235,000	1,258,107
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2018	5,000,000	5,353,300
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-2016	1,000,000	1,019,370
Detroit MI Water Supply System Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	1,265,000	1,286,429
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,346,338
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,100,000	1,198,329
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,203,301
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-2017	1,195,000	1,241,438
Huron Valley MI School District (GO, NATL-RE/Small Business Lending Fund Insured)	5.00	5-1-2015	2,965,000	3,252,783
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±	5.25	1-15-2047	3,000,000	3,136,110
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	16,070,000	16,906,444
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	861,680
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,733,099
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,679,850

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00%	5-15-2013	$1,435,000	$1,458,965
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,099,500
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	2,995,000	3,178,893
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	5-1-2015	990,000	1,020,819
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2013	275,000	277,406
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2016	415,000	440,357
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2013	225,000	228,913
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12-1-2014	3,555,000	3,711,313
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	5-1-2014	80,000	80,621
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2013	300,000	302,625
Michigan State Building Authority Series I (Miscellaneous Revenue, AGM Insured)	5.25	10-15-2014	2,500,000	2,595,200
Michigan State Strategic Fund Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	6,000,000	6,443,280
Wayne County MI Airport Authority (Airport Revenue)	4.00	12-1-2013	5,000,000	5,153,500
Wayne County MI Airport Authority (Airport Revenue, AGC-ICC/ MBIA-RE/FGIC Insured)	5.00	12-1-2015	1,110,000	1,226,794
Wayne County MI Airport Authority (Airport Revenue)	5.00	12-1-2015	1,290,000	1,437,163
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE/FGIC Insured)	5.00	12-1-2013	3,365,000	3,499,028
Western Townships MI Utilities Authority Sewage Disposal Systems (GO)	4.00	1-1-2013	1,075,000	1,075,000

				178,010,599

Minnesota: 0.93%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,299,224
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2013	515,000	524,811
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	550,326
Duluth MN Seaway Port Authority Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	5-1-2013	900,000	910,377
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-2014	1,200,000	1,259,376
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	806,873
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	661,632
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(m)(n)	0.22	11-15-2017	8,400,000	8,043,000
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11-15-2013	1,935,000	2,006,982
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured)	5.50	5-15-2016	2,200,000	2,228,908
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	14,455,000	14,747,714
Minnesota State HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase Bank SPA) ø	0.14	11-1-2029	14,810,000	14,810,000

				47,849,223

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 0.13%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25%	5-1-2014	$1,860,000	$1,876,256
Mississippi Various Refunding Capital Improvements Projects Series D (GO) ±	0.66	9-1-2017	5,000,000	5,000,050

				6,876,306

Missouri: 0.62%
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.25	4-1-2013	500,000	504,995
Missouri Development Finance Board Refunding and Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	541,925
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-2038	2,000,000	2,032,440
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) ±	5.25	7-1-2017	1,100,000	1,110,769
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2014	1,295,000	1,348,665
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,489,034
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,123,844
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	6-1-2013	2,145,000	2,189,294
St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE/FGIC Insured)	6.00	7-1-2013	565,000	577,831
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,081,030
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,107,170
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.38	7-1-2026	17,910,000	17,910,000

				32,016,997

Montana: 0.00%
Montana Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12-1-2013	110,000	112,620

Nebraska: 0.26%
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	2,000,000	2,102,740
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2015	10,560,000	11,267,309

				13,370,049

Nevada: 0.53%
Clark County NV Airport (Airport Revenue, Citibank NA LIQ) 144Aø	0.33	1-1-2018	11,250,000	11,250,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	7-1-2013	2,000,000	2,045,500
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,884,173
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,292,659
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	6-1-2013	1,225,000	1,244,906
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2014	1,260,000	1,274,830
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,550,674

				27,542,742

New Hampshire: 0.09%
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	4,330,000	4,581,097

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 5.47%
Casino Reinvestment Development Authority New Jersey Hotel Room Free Revenue (Miscellaneous Revenue, AMBAC Insured)	5.00%	1-1-2015	$2,310,000	$2,455,507
Hudson County NJ COP (Miscellaneous Revenue, NATL-RE Insured)	6.25	6-1-2016	2,000,000	2,261,800
Jersey City NJ Refunding (GO, AGM/State Aid Withholding Insured)	4.00	9-1-2017	1,620,000	1,777,027
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2014	3,500,000	3,756,760
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	9,319,005
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2016	10,000,000	11,129,400
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,941,675
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-2016	2,190,000	2,342,358
New Jersey EDA School Facilities Construction Notes (Education Revenue) ±	1.03	2-1-2017	20,000,000	20,042,000
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.93	2-1-2018	39,000,000	39,865,020
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	4.75	12-1-2029	445,000	445,000
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12-1-2029	7,965,000	7,965,000
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11-15-2013	2,000,000	2,063,280
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12-1-2013	10,340,000	10,553,935
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12-1-2013	5,000,000	5,194,650
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2013	1,285,000	1,308,079
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2014	5,555,000	5,872,302
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, NATL-RE/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.68	9-1-2027	25,000,000	25,000,000
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2022	37,965,000	37,965,000
New Jersey State Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.32	1-1-2024	35,000,000	35,000,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2014	2,500,000	2,631,200
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,083,750
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.58	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	9-15-2016	5,105,000	5,607,638
New Jersey Transit Corporation Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	9-15-2015	1,000,000	1,116,050
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-2015	1,450,000	1,534,869
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-2016	560,000	606,469
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-2016	1,070,000	1,158,789
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-2017	3,455,000	3,803,990
North Jersey NJ District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-2015	1,000,000	1,016,820

				282,382,373

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.67%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00%	11-1-2014	$1,250,000	$1,316,363
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-2015	875,000	940,826
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-2016	2,100,000	2,292,423
New Mexico Educational Assistance Foundation Series A2 (Education Revenue, Guaranteed Student Loans Insured) ±	0.96	12-1-2028	6,325,000	6,292,932
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA Insured)	5.60	1-1-2039	600,000	644,892
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	200,000	200,780
University of New Mexico Various Refunding Sub Lien Systems Series B (Education Revenue, JPMorgan Chase Bank SPA) ø	0.15	6-1-2026	22,820,000	22,820,000

				34,508,216

New York: 12.92%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE/FGIC Insured)	6.00	7-1-2013	355,000	363,658
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	4.00	7-1-2013	1,295,000	1,313,221
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-2014	1,085,000	1,148,451
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue) 144Aø	0.30	10-1-2035	5,000,000	5,000,000
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue) ø	0.30	10-1-2035	7,914,000	7,914,000
Long Island NY Power Authority Series A1 (Utilities Revenue, Bayerische Landesbank LOC) ø	0.25	5-1-2033	10,000,000	10,000,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.28	12-1-2029	19,252,000	19,252,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-2029	30,950,000	30,950,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.34	12-1-2029	15,140,000	15,140,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-2029	12,500,000	12,500,000
Metropolitan Transportation Authority New York Series G3 (Transportation Revenue) ±	0.84	11-1-2031	16,000,000	15,999,200
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.03	11-1-2018	32,600,000	32,675,632
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.98	11-1-2030	12,000,000	11,996,400
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-2014	4,010,000	4,156,124
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-2015	5,030,000	5,380,591
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.88	1-1-2016	3,830,000	4,207,791
Nassau County NY Local Economic Assistance Winthrop University Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,505,504
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,811,556
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.94	5-1-2018	14,745,000	14,624,976
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-2014	1,200,000	1,279,944

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13%	3-15-2015	$19,500,000	$19,832,280
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	39,500,000	38,315,000
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.17	8-1-2027	22,000,000	22,000,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.22	8-1-2028	8,780,000	8,780,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26	1-1-2036	14,765,000	14,765,000
New York NY Housing Development Corporation MFHR Series L2 (Housing Revenue) ±	2.00	5-1-2045	13,000,000	13,094,120
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,433,060
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,184,460
New York NY IDAG Yankee Stadium CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	3-1-2013	2,755,000	2,752,824
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	3,000,000	3,000,000
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.26	6-15-2032	36,930,000	36,930,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.23	6-15-2033	26,215,000	26,215,000
New York NY Sub Series F2 (GO) ±	4.40	12-15-2017	19,720,000	20,109,273
New York NY Sub series G6 (GO, Mizuho Corporate Bank LOC) ø	0.10	4-1-2042	7,145,000	7,145,000
New York NY Sub Series J7 (GO, Landesbank Baden-Wuerttemberg LOC) ø	0.55	8-1-2021	17,295,000	17,295,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.32	11-1-2022	26,285,000	26,285,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.22	8-1-2023	20,000,000	20,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.26	8-1-2031	13,650,000	13,650,000
New York State Thruway Authority Series 2800 (Transportation Revenue, Morgan Stanley Bank LIQ) ø	0.13	4-1-2020	14,865,000	14,865,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,572,890
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-2013	14,000,000	14,011,480
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE/FGIC Insured)	5.25	10-1-2015	685,000	715,359
Public Housing Capital Fund Trust I (Miscellaneous Revenue, Department of Housing & Urban Development Loan Insured) 144A	4.50	7-1-2022	12,571,773	13,358,389
Public Housing Capital Fund Trust II (Miscellaneous Revenue, Department of Housing & Urban Development Loan Insured) 144A	4.50	7-1-2022	5,317,238	5,623,617
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	10,450,000	10,553,142
Suffolk County New York Economic Development Corporation (Health Revenue)	5.00	7-1-2016	1,000,000	1,119,270
Suffolk County NY (GO)	2.00	8-14-2013	55,000,000	55,484,000
Suffolk County NY Series B (GO)	4.00	10-1-2015	1,000,000	1,070,160
Syracuse NY Public Improvement Series B (GO, AGM Insured)	4.00	4-15-2014	850,000	884,349
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B (Transportation Revenue) ±	0.79	1-1-2032	31,200,000	31,212,792
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,218,180
Westchester County NY Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,780,954
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	4,815,000	5,131,153

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00%	11-1-2015	$3,000,000	$3,289,530
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,601,835
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,524,752
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,249,600

				667,271,517

North Carolina: 1.22%
Greensboro NC Enterprise System Revenue Series B (Miscellaneous Revenue, Bank of America NA SPA) ø	0.14	6-1-2026	10,000,000	10,000,000
New Hanover County NC Regional Medical Center Series 2005 B2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.20	10-1-2023	3,910,000	3,910,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE/IBC Insured)	7.00	1-1-2013	1,105,000	1,105,000
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,605,450
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	11,522,100
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) ±	5.75	12-1-2036	11,100,000	11,547,330
Person County NC Industrial Facilities & PCR Carolina Power & Light Series A (IDR, AMBAC Insured) ±(m)(n)	0.28	11-1-2018	19,625,000	18,055,000
Raleigh Durham NC Airport Series C (Airport Revenue, U.S. Bank NA LOC) ø	0.14	5-1-2036	1,000,000	1,000,000

				62,744,880

North Dakota: 0.11%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,423,008
Ward County ND HCFA (Health Revenue)	5.25	7-1-2015	1,375,000	1,470,576

				5,893,584

Ohio: 1.74%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-2014	2,175,000	2,290,993
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,561,169
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,764,197
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,922,694
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured)	3.00	12-1-2016	2,990,000	3,118,809
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,693,380
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) ±	5.25	10-1-2038	5,500,000	5,715,270
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-2038	2,000,000	2,052,900
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	34,300,000	34,441,316
Ohio Air Quality Development Authority First Energy Series A (IDR)	5.70	2-1-2014	2,500,000	2,612,975
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00	1-1-2013	1,750,000	1,750,000
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00	1-15-2013	150,000	150,207
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	1-15-2014	1,750,000	1,825,495

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88%	1-15-2039	$2,050,000	$2,229,006
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.38	7-1-2016	10,000,000	10,006,600
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.63	7-1-2021	3,300,000	3,300,132
Princeton OH School District MSTR (GO, NATL-RE Insured, Societe Generale LIQ) ø	0.20	12-1-2030	9,480,000	9,480,000

				89,915,143

Oklahoma: 0.34%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	538,723	556,722
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(m)(n)	0.58	6-1-2019	12,400,000	11,935,000
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	6-1-2014	340,000	356,966
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	4,600,000	4,857,876

				17,706,564

Oregon: 0.07%
Multnomah County OR Hospital Facilitys Authority Terwilliger Plaza (Health Revenue)	2.25	12-1-2015	800,000	804,992
Multnomah County OR Hospital Facilitys Authority Terwilliger Plaza (Health Revenue)	4.00	12-1-2016	800,000	850,952
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-2013	1,000,000	1,008,940
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-2014	750,000	783,383

				3,448,267

Other: 0.47%
Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	1.00	8-1-2014	24,117,326	24,112,985

Pennsylvania: 7.07%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	1-1-2013	1,410,000	1,410,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2014	1,350,000	1,407,888
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,078,180
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-2013	1,575,000	1,575,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-2014	1,000,000	1,036,140
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.18	5-15-2038	13,000,000	13,025,350
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) ±	4.35	12-1-2013	1,660,000	1,703,127
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.87	5-1-2037	10,495,000	10,495,000
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	1,245,000	1,245,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75%	1-1-2013	$650,000	$650,000
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,468,720
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	1,115,000	1,115,000
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	3,800,000	3,802,508
Delaware Valley Pennsylvania Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.23	6-1-2042	22,000,000	22,000,000
Delaware Valley Pennsylvania Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.32	12-1-2020	27,400,000	27,400,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue)	5.75	7-1-2017	21,150,000	24,380,028
Erie County PA Hospital Authority St. Mary’s Home Erie Project Series 2008-B (Health Revenue, Bank of America NA LOC) ø	0.23	7-1-2038	2,345,000	2,345,000
Erie County PA Hospital Authority St. Mary’s Home Erie Project Series A (Health Revenue, Bank of America NA LOC) ø	0.23	7-1-2038	6,400,000	6,400,000
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	8,880,000	8,946,334
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	14,795,000	14,845,451
Luzerne County PA Series C (GO, AGM Insured)	7.00	11-1-2018	1,920,000	2,278,963
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-2014	2,000,000	2,087,320
McKeesport PA Area School District CAB Series A (GO, AMBAC /State Aid Withholding Insured) ¤	0.00	10-1-2014	2,000,000	1,920,540
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	2-1-2014	1,880,000	1,966,875
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2014	2,955,000	3,151,478
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,505,000	2,766,071
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,549,246
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10-15-2013	6,135,000	6,297,578
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-2014	900,000	950,535
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2013	4,215,000	4,284,800
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2014	7,500,000	7,727,700
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2015	1,675,000	1,742,620
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-2013	4,250,000	4,310,690
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	255,000	259,600
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) ±	0.69	7-1-2017	3,780,000	3,704,513
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-2014	3,970,000	4,209,391
Pennsylvania HEFAR University of the Arts (Education Revenue, Radian/State Aid Withholding Insured)	5.50	3-15-2013	485,000	486,358
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA/State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.68	6-1-2023	15,880,000	15,880,000

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.90%	6-1-2015	$13,770,000	$13,783,082
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.03	12-1-2013	15,000,000	15,054,750
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.18	12-1-2014	20,000,000	20,163,400
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,177,117
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2013	1,000,000	1,023,420
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2014	4,045,000	4,280,459
Philadelphia PA Gas Works 18th Series CIFG (Utilities Revenue, CIFC Insured)	5.00	8-1-2014	2,000,000	2,113,360
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10-1-2013	3,225,000	3,321,653
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,168,000
Philadelphia PA GO (GO)	4.00	8-1-2013	12,670,000	12,912,631
Philadelphia PA GO (GO, CIFC Insured)	5.00	8-1-2014	2,320,000	2,460,314
Philadelphia PA GO (GO)	5.00	8-1-2014	4,030,000	4,273,734
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,593,330
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,618,650
Philadelphia PA Housing Authority (Housing Revenue, AGM/Housing & Urban Development Loan Insured)	5.25	12-1-2017	2,335,000	2,367,924
Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	10-1-2013	5,625,000	5,762,081
Philadelphia PA Municipal Authority Lease (Miscellaneous Revenue)	4.00	4-1-2013	1,290,000	1,299,843
Philadelphia PA Municipal Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	5.25	5-15-2013	1,365,000	1,385,584
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2015	2,850,000	2,965,767
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	1,280,000	1,331,994
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,088,510
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,530,564
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,706,535
Philadelphia PA Refunding Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,463,056
Philadelphia PA School District Series A (GO, AMBAC /State Aid Withholding Insured)	5.00	8-1-2013	3,495,000	3,591,881
Philadelphia PA School District Series A (GO, AMBAC /State Aid Withholding Insured)	5.00	8-1-2015	10,105,000	11,161,276
Philadelphia PA School District Series A (GO, AMBAC /State Aid Withholding Insured)	5.00	8-1-2016	5,210,000	5,641,492
Philadelphia PA School District Series B (GO, AGM/State Aid Withholding Insured)	5.00	6-1-2015	4,655,000	5,068,876
Pittsburgh PA Series A (GO)	3.00	9-1-2014	400,000	413,344
Pittsburgh PA Series A (GO)	4.00	9-1-2015	625,000	670,500
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	650,544
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00	11-15-2013	2,000,000	2,073,600
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2015	1,500,000	1,638,525
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2016	2,770,000	3,109,214

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00%	4-1-2017	$2,685,000	$3,059,208
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	4,340,000	4,370,988
Westmoreland County PA CAB Series A (GO, NATL-RE Insured) ¤	0.00	6-1-2013	1,170,000	1,163,904
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2014	1,380,000	1,428,479
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,512,562

				365,303,317

Puerto Rico: 1.52%
Puerto Rico Commonwealth Highway & Transportation Authority PFOTER Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.68	1-1-2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, NATL-RE-IBC Insured)	5.50	7-1-2013	1,205,000	1,236,595
Puerto Rico Commonwealth Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.53	7-1-2021	15,000,000	15,000,000
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) ø	0.28	7-1-2029	2,000,000	2,000,000
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, NATL-RE Insured)	5.50	7-1-2016	1,970,000	2,113,180
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	2,000,000	2,171,280
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	7-1-2013	725,000	744,010
Puerto Rico Highway & Transportation Series X (Tax Revenue)	5.50	7-1-2013	725,000	744,010
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.78	7-1-2033	31,020,000	31,020,000
Puerto Rico Public Buildings Authority Government Facilities Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	7,700,000	8,117,186
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.28	8-1-2057	15,000,000	15,000,000

				78,741,261

Rhode Island: 0.26%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2014	1,830,000	1,879,007
Rhode Island Health & Educational Building Corporation Providence College Project (Education Revenue, RBS Citizens NA LOC) ø	0.17	11-1-2036	10,380,000	10,380,000
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2014	1,175,000	1,231,835

				13,490,842

South Carolina: 0.45%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	3,009,120
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2013	105,306	105,306
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	110,149	105,944
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	109,626
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	115,525

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2017	$179,606	$110,761
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	107,262
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	216,089	103,528
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	235,042	105,275
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	278,784	99,088
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	294,812	98,497
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,488,483	543,085
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	9,216,631	248,388
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	12,276,868	149,041
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,601,085	45,441
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	8,327,034	20,318
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	3-15-2014	2,300,000	2,417,783
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	536,265
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,061,900
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10-1-2013	1,100,000	1,122,000
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	2,149,621
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	232,661
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,230,875
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.88	8-1-2039	9,555,000	9,505,696

				23,333,006

South Dakota: 0.02%
Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-2014	830,000	800,203
South Dakota Housing Development Authority Series F (Housing Revenue)	5.25	5-1-2028	340,000	348,279

				1,148,482

Tennessee: 5.00%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	1,850,000	1,910,236
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	4,200,000	4,336,752
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	1,650,000	1,764,626
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	4,085,000	4,368,785

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00%	12-15-2016	$1,690,000	$1,894,963
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	815,000	928,717
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	7-1-2013	3,535,000	3,568,583
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance Series B (Health Revenue, Mizuho Corporate Bank LOC) ø	0.12	8-15-2042	14,050,000	14,050,000
Knox County TN Health Educational & Housing Facilities Board CAB Series A (Health Revenue, AGM Insured) ¤	0.00	1-1-2016	2,330,000	1,985,789
Metropolitan Nashville & Davidson County TN County HEFA Vanderbilt University Series B (Education Revenue) ±	0.73	10-1-2038	11,000,000	10,999,890
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	2-1-2036	10,000,000	10,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	80,750,000	80,750,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	30,000,000	30,000,000
Sevier County TN Public Building Authority (Utilities Revenue, Bank of America NA LOC) ø	0.16	6-1-2026	3,300,000	3,300,000
Shelby County TN Health Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	9-1-2015	2,750,000	3,049,695
Tennessee Energy Acquisition Corporation Series 2006A (Utilities Revenue)	5.25	9-1-2019	3,005,000	3,465,126
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	9,210,000	9,693,065
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	20,550,824
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,130,000	7,878,793
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,310,000	5,981,396
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,195,000	12,965,602
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,400,980
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	4,330,000	4,828,643
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	4,180,000	4,710,108

				258,382,573

Texas: 6.42%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-2034	4,510,000	4,717,280
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	564,540
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	2.75	6-1-2014	2,380,000	2,427,362
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13	6-1-2015	2,290,000	2,377,799
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12-1-2013	3,000,000	3,134,880
Harris County TX MSTR 31 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.19	8-15-2035	14,225,000	14,225,000
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75	6-1-2033	555,000	573,831
Houston TX Utility System Revenue (Water & Sewer Revenue) ±	0.73	5-15-2034	90,000,000	91,013,400
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	3,950,000	4,303,051
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,463,650

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88%	5-15-2015	$1,510,000	$1,516,674
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	981,640
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.76	7-1-2019	9,185,000	9,184,908
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.36	4-1-2037	13,315,000	13,315,932
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±	6.00	1-1-2038	15,500,000	15,500,000
Plano TX Health Facilities Development Corporation (Miscellaneous Revenue, Bank of America NA LOC) ø	0.30	1-1-2020	3,370,000	3,370,000
San Antonio TX Energy Aquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	500,000	560,235
Tarrant County TX Cultural Education Facilities (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	5-15-2013	1,000,000	1,008,210
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	210,000	216,628
Texas Municipal Gas Acquisition & Supply Corporatiom Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,000,000	1,138,350
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.33	9-15-2018	20,000,000	20,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91	9-15-2017	6,870,000	6,829,536
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	5,450,000	6,060,891
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	5,045,040
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	5,000,000	5,629,500
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	51,310,000	50,318,178
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.76	12-15-2017	1,085,000	1,058,472
Texas PFA Series C (Miscellaneous Revenue)	2.60	7-1-2020	9,195,000	9,195,000
Texas Transportation Commision State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	8,900,000	8,900,000
Waco TX Educational Finance Corporation Series 5WX (Education Revenue, JPMorgan Chase Bank SPA) ø	0.14	2-1-2032	21,800,000	21,800,000
Waco TX Educational Finance Corporation Series 5WX (Education Revenue) 144Aø	0.38	3-1-2043	11,150,000	11,150,000

				331,454,987

Utah: 0.04%
Utah Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00	7-15-2015	505,000	521,009
Utah Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13	6-15-2017	1,460,000	1,522,765

				2,043,774

Vermont: 0.81%
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-2013	605,000	607,136
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-2014	1,145,000	1,148,710
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.81	6-1-2022	40,000,000	40,144,800

				41,900,646

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 0.63%
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00%	10-1-2014	$2,100,000	$2,254,602
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,080,221
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2013	2,500,000	2,567,300
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	500,000	529,520
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2013	3,250,000	3,328,195
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,373,728
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	8,154,225
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10-1-2014	600,000	625,110
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10-1-2013	605,000	619,556
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10-1-2015	620,000	672,719
Virgin Islands Public PFA Series C (Miscellaneous Revenue)	3.00	10-1-2017	4,000,000	4,112,480
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2013	3,500,000	3,541,580
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2014	2,500,000	2,584,625

				32,443,861

Virginia: 0.70%
Albemarle County VA IDR Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	10-1-2037	16,000,000	16,000,000
Fairfax County VA EDA Mount Vernon Ladies Association Project (IDR, SunTrust Bank LOC) ø	0.23	6-1-2037	7,700,000	7,700,000
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) ±	5.38	11-1-2035	2,000,000	2,090,040
Marquis VA CDA CAB Series A (Tax Revenue)	5.10	9-1-2036	2,169,000	1,819,097
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	3,493,000	377,663
Richmond VA Government Facilities (Miscellaneous Revenue, AMBAC Insured)	5.00	7-15-2013	360,000	366,271
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	7-1-2013	3,670,000	3,737,822
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2014	535,000	560,680
Virginia Housing Development Authority Series A5 (Housing Revenue, GO of Authority Insured)	3.90	1-1-2013	750,000	750,000
Virginia Housing Development Authority Series A5 (Housing Revenue, GO of Authority Insured)	3.90	7-1-2013	600,000	607,236
Virginia Housing Development Authority Series A5 (Housing Revenue, GO of Authority Insured)	4.20	7-1-2014	750,000	777,315
Virginia Housing Development Authority Series C3 (Housing Revenue)	4.25	7-1-2013	1,500,000	1,521,075

				36,307,199

Washington: 0.63%
Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00	7-1-2014	3,410,000	3,646,484
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2013	1,070,000	1,086,756
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2014	1,520,000	1,581,712
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	500,000	549,240
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12-1-2013	185,000	190,687
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	3,000,000	3,017,820
Washington HCFA PUTTER Series 2875 (Health Revenue, FSA Insured, JPMorgan Chase Bank LIQ) ø	0.21	8-15-2013	5,645,000	5,645,000

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington HCFA Series A (Health Revenue, AGM Insured, KeyBank NA SPA) ø	0.50%	12-1-2036	$5,290,000	$5,290,000
Washington HCFA Series A (Health Revenue)	5.00	8-15-2013	1,250,000	1,281,950
Washington HCFA Series A (Health Revenue)	5.00	8-15-2014	1,500,000	1,587,165
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2013	630,000	640,168
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	816,189
Washington Housing Finance Commission Nonprofit Revenue YMCA Snohomish County (Miscellaneous Revenue, Bank of America NA LOC) ø	0.19	12-1-2033	7,445,000	7,445,000

				32,778,171

West Virginia: 0.16%
Berkeley County WV Public Service Sewer Series A (Miscellaneous Revenue)	4.55	10-1-2014	545,000	557,094
West Virginia EDA PCR Series D (Utilities Revenue) ±	4.85	5-1-2019	7,600,000	7,768,264

				8,325,358

Wisconsin: 1.36%
Kenosha WI Unified School District # 1 Series A (GO)	4.00	4-1-2013	2,130,000	2,147,210
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.13	9-1-2040	2,000,000	2,000,000
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-2014	1,500,000	1,577,235
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-2014	6,000,000	6,360,240
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-2014	1,250,000	1,302,288
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2013	1,295,000	1,324,668
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,382,325
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-2014	1,350,000	1,430,136
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	6,000,000	6,328,980
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-2014	1,000,000	1,044,350
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,901,708
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	558,515
Wisconsin HEFA Series 10C (Health Revenue)	0.27	1-9-2013	25,000,000	25,000,000
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12-15-2014	1,060,000	1,128,710
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-2014	1,730,000	1,859,369
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12-15-2014	3,405,000	3,588,257
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue) ±	4.75	8-15-2025	10,750,000	11,273,633

				70,207,624

Total Municipal Obligations (Cost $5,069,275,332)				5,123,571,254

	Yield		Shares
Short-Term Investments: 0.18%

Investment Companies: 0.17%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		8,866,385	8,866,385

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	35

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill #(z)	0.04%	3-21-2013	$500,000	$499,952

Total Short-Term Investments (Cost $9,366,318)				9,366,337

Total investments in securities
(Cost $5,078,641,650) *	99.36%	5,132,937,591
Other assets and liabilities, net	0.64	32,816,322

Total net assets	100.00%	$5,165,753,913

±	Variable rate investment

(i)	Illiquid security

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $5,078,796,499 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,256,045
Gross unrealized depreciation	(6,114,953)

Net unrealized appreciation	$54,141,092

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$5,124,071,206
In affiliated securities, at value (see cost below)	8,866,385

Total investments, at value (see cost below)	5,132,937,591
Receivable for investments sold	11,187,592
Receivable for Fund shares sold	23,059,227
Receivable for interest	28,235,157
Prepaid expenses and other assets	317,871

Total assets	5,195,737,438

Liabilities
Dividends payable	1,052,871
Payable for investments purchased	2,966,650
Payable for Fund shares redeemed	23,147,049
Payable for daily variation margin on open futures contracts	11,719
Advisory fee payable	744,948
Distribution fees payable	131,434
Due to other related parties	925,141
Accrued expenses and other liabilities	1,003,713

Total liabilities	29,983,525

Total net assets	$5,165,753,913

NET ASSETS CONSIST OF
Paid-in capital	$5,109,581,633
Overdistributed net investment income	(152,552)
Accumulated net realized gains on investments	1,977,582
Net unrealized gains on investments	54,347,250

Total net assets	$5,165,753,913

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,553,847,831
Shares outstanding – Class A	155,483,182
Net asset value per share – Class A	$9.99
Maximum offering price per share – Class A2	$10.19
Net assets – Class C	$196,677,400
Shares outstanding – Class C	19,678,837
Net asset value per share – Class C	$9.99
Net assets – Administrator Class	$202,761,550
Shares outstanding – Administrator Class	20,241,794
Net asset value per share – Administrator Class	$10.02
Net assets – Institutional Class	$1,107,722,074
Shares outstanding – Institutional Class	110,638,875
Net asset value per share – Institutional Class	$10.01
Net assets – Investor Class	$2,104,745,058
Shares outstanding – Investor Class	210,385,932
Net asset value per share – Investor Class	$10.00

Investments in unaffiliated securities, at cost	$5,069,775,265

Investments in affiliated securities, at cost	$8,866,385

Total investments, at cost	$5,078,641,650

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	37

Investment income
Interest	$46,797,588
Income from affiliated securities	8,567

Total investment income	46,806,155

Expenses
Advisory fee	7,605,888
Administration fees
Fund level	1,276,721
Class A	1,214,587
Class C	166,937
Administrator Class	105,125
Institutional Class	425,794
Investor Class	2,021,261
Shareholder servicing fees
Class A	1,897,792
Class C	260,839
Administrator Class	261,937
Investor Class	2,642,483
Distribution fees
Class C	782,518
Custody and accounting fees	120,994
Professional fees	24,093
Registration fees	127,698
Shareholder report expenses	133,424
Trustees’ fees and expenses	6,192
Other fees and expenses	40,619

Total expenses	19,114,902
Less: Fee waivers and/or expense reimbursements	(3,689,875)

Net expenses	15,425,027

Net investment income	31,381,128

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	11,322,701
Futures transactions	(578,747)

Net realized gains on investments	10,743,954

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,085,845
Futures transactions	193,359

Net change in unrealized gains (losses) on investments	1,279,204

Net realized and unrealized gains (losses) on investments	12,023,158

Net increase in net assets resulting from operations	$43,404,286

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$31,381,128		$82,530,755
Net realized gains on investments		10,743,954		12,676,065
Net change in unrealized gains (losses) on investments		1,279,204		20,450,938

Net increase in net assets resulting from operations		43,404,286		115,657,758

Distributions to shareholders from
Net investment income
Class A		(9,294,704)		(24,742,661)
Class C		(500,906)		(2,419,495)
Administrator Class		(1,293,031)		(1,867,786)
Institutional Class		(7,572,910)		(17,340,905)
Investor Class		(12,713,335)		(36,162,412)
Net realized gains
Class A		(5,529,868)		(1,279,665)
Class C		(716,313)		(199,138)
Administrator Class		(730,898)		(78,071)
Institutional Class		(3,995,780)		(755,454)
Investor Class		(7,645,658)		(1,868,820)

Total distributions to shareholders		(49,993,403)		(86,714,407)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	50,580,798	506,856,615	94,987,310	947,468,680
Class C	1,847,694	18,514,590	5,471,956	54,583,653
Administrator Class	7,598,710	76,317,100	16,901,995	169,211,296
Institutional Class	55,146,578	553,603,283	70,567,620	705,034,742
Investor Class	43,468,948	436,025,782	87,956,771	878,212,042

		1,591,317,370		2,754,510,413

Reinvestment of distributions
Class A	1,406,520	14,088,417	2,318,599	23,119,794
Class C	104,970	1,051,216	199,288	1,986,425
Administrator Class	111,375	1,118,496	59,577	596,446
Institutional Class	567,421	5,692,970	732,712	7,319,920
Investor Class	1,782,545	17,872,818	3,327,001	33,203,834

		39,823,917		66,226,419

Payment for shares redeemed
Class A	(43,211,547)	(432,907,059)	(53,997,493)	(538,715,470)
Class C	(3,390,500)	(33,973,701)	(4,865,212)	(48,518,000)
Administrator Class	(7,533,769)	(75,677,453)	(3,044,069)	(30,436,909)
Institutional Class	(38,413,669)	(385,570,483)	(48,662,336)	(486,521,519)
Investor Class	(40,381,421)	(404,952,786)	(65,061,801)	(649,725,752)

		(1,333,081,482)		(1,753,917,650)

Net increase in net assets resulting from capital share transactions		298,059,805		1,066,819,182

Total increase in net assets		291,470,688		1,095,762,533

Net assets
Beginning of period		4,874,283,225		3,778,520,692

End of period		$5,165,753,913		$4,874,283,225

Overdistributed net investment income		$(152,552)		$(158,794)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009[1]
Net asset value, beginning of period	$10.01	$9.94	$9.88	$9.64	$9.70
Net investment income	0.06	0.19	0.25	0.27	0.38
Net realized and unrealized gains (losses) on investments	0.02	0.08	0.07	0.24	(0.06)

Total from investment operations	0.08	0.27	0.32	0.51	0.32
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.25)	(0.27)	(0.38)
Net realized gains	(0.04)	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.10)	(0.20)	(0.26)	(0.27)	(0.38)
Net asset value, end of period	$9.99	$10.01	$9.94	$9.88	$9.64
Total return[2]	0.78%	2.77%	3.21%	5.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.79%	0.80%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.22%	1.91%	2.48%	2.59%	4.14%
Supplemental data
Portfolio turnover rate	20%	72%	75%	78%	101%
Net assets, end of period (000s omitted)	$1,553,848	$1,467,816	$1,027,653	$794,709	$135,320

1.	For the period from July 18, 2008 (commencement of operations) to June 30, 2009.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.01	$9.94	$9.89	$9.64	$9.66	$9.73
Net investment income	0.02	0.12	0.17	0.20	0.32	0.31
Net realized and unrealized gains (losses) on investments	0.02	0.08	0.06	0.25	(0.02)	(0.07)

Total from investment operations	0.04	0.20	0.23	0.45	0.30	0.24
Distributions to shareholders from
Net investment income	(0.02)	(0.12)	(0.17)	(0.20)	(0.32)	(0.31)
Net realized gains	(0.04)	(0.01)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.13)	(0.18)	(0.20)	(0.32)	(0.31)
Net asset value, end of period	$9.99	$10.01	$9.94	$9.89	$9.64	$9.66
Total return[1]	0.40%	2.01%	2.34%	4.67%	3.25%	2.50%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.54%	1.56%	1.61%	1.71%
Net expenses	1.35%	1.35%	1.35%	1.35%	1.36%	1.55%
Net investment income	0.48%	1.18%	1.74%	1.80%	3.36%	3.15%
Supplemental data
Portfolio turnover rate	20%	72%	75%	78%	101%	94%
Net assets, end of period (000s omitted)	$196,677	$211,286	$201,870	$184,885	$21,599	$5,656

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011[1]
Net asset value, beginning of period	$10.03	$9.96	$9.94
Net investment income	0.06	0.19	0.23
Net realized and unrealized gains (losses) on investments	0.03	0.08	0.03

Total from investment operations	0.09	0.27	0.26
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.23)
Net realized gains	(0.04)	(0.01)	(0.01)

Total distributions to shareholders	(0.10)	(0.20)	(0.24)
Net asset value, end of period	$10.02	$10.03	$9.96
Total return[2]	0.88%	2.77%	2.58%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.65%
Net expenses	0.60%	0.60%	0.60%
Net investment income	1.23%	1.82%	2.56%
Supplemental data
Portfolio turnover rate	20%	72%	75%
Net assets, end of period (000s omitted)	$202,762	$201,225	$61,238

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011.

2.	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.02	$9.96	$9.90	$9.66	$9.68	$9.72
Net investment income	0.07	0.21	0.27	0.29	0.41	0.10
Net realized and unrealized gains (losses) on investments	0.03	0.07	0.07	0.24	(0.02)	(0.04)

Total from investment operations	0.10	0.28	0.34	0.53	0.39	0.06
Distributions to shareholders from
Net investment income	(0.07)	(0.21)	(0.27)	(0.29)	(0.41)	(0.10)
Net realized gains	(0.04)	(0.01)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.22)	(0.28)	(0.29)	(0.41)	(0.10)
Net asset value, end of period	$10.01	$10.02	$9.96	$9.90	$9.66	$9.68
Total return[2]	0.98%	2.88%	3.41%	5.58%	4.21%	0.66%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.46%	0.46%	0.55%	0.54%
Net expenses	0.40%	0.40%	0.40%	0.39%	0.40%	0.41%
Net investment income	1.42%	2.10%	2.70%	2.76%	4.15%	4.35%
Supplemental data
Portfolio turnover rate	20%	72%	75%	78%	101%	94%
Net assets, end of period (000s omitted)	$1,107,722	$935,583	$703,955	$359,155	$6,123	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	43

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.02	$9.95	$9.90	$9.65	$9.67	$9.74
Net investment income	0.06	0.19	0.24	0.27	0.39	0.40
Net realized and unrealized gains (losses) on investments	0.02	0.08	0.06	0.25	(0.02)	(0.07)

Total from investment operations	0.08	0.27	0.30	0.52	0.37	0.33
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.24)	(0.27)	(0.39)	(0.40)
Net realized gains	(0.04)	(0.01)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.20)	(0.25)	(0.27)	(0.39)	(0.40)
Net asset value, end of period	$10.00	$10.02	$9.95	$9.90	$9.65	$9.67
Total return[1]	0.76%	2.74%	3.07%	5.41%	3.98%	3.43%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.82%	0.86%	0.92%	1.10%
Net expenses	0.63%	0.63%	0.63%	0.66%	0.66%	0.66%
Net investment income	1.20%	1.89%	2.45%	2.63%	4.10%	4.06%
Supplemental data
Portfolio turnover rate	20%	72%	75%	78%	101%	94%
Net assets, end of period (000s omitted)	$2,104,745	$2,058,375	$1,783,805	$1,992,055	$1,019,054	$796,199

1.	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	45

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

46	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$5,025,879,254	$97,692,000	$5,123,571,254

Short-term investments
Investment companies	8,866,385	0	0	8,866,385
U.S. Treasury securities	499,952	0	0	499,952
	$9,366,337	$5,025,879,254	$97,692,000	$5,132,937,591

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$51,309	$0	$0	$51,309

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Obligations
Balance as of June 30, 2012	$96,877,941
Accrued discounts (premiums)	444,358
Realized gains (losses)	1,643,696
Change in unrealized gains (losses)	2,220,373
Purchases	18,153,125
Sales	(21,647,493)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2012	$97,692,000
Change in unrealized gains (losses) relating to securities still held at December 31, 2012	$1,208,734

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	47

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A, 1.35% for Class C, 0.60% for Administrator Class, 0.40% for Institutional Class, and 0.63% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $12,772 from the sale of Class A shares and $7,917 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $661,129,442 and $977,411,378, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At December 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized gains
03-28-2013	750 Short	5-Year U.S. Treasury Notes	$93,310,547	$51,309

The Fund had an average notional amount of $91,587,914 in short futures contracts during the six months ended December 31, 2012.

48	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

On December 31, 2012, the cumulative unrealized gains on futures contracts in the amount of $51,309 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $3,175 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	49

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

50	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	51

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

52	Wells Fargo Advantage Short-Term Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214199 02-13 SA256/SAR256 12-12

Wells Fargo Advantage Strategic Municipal Bond Fund

Semi-Annual Report

December 31, 2012

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The views expressed and any forward-looking statements are as of December 31, 2012 unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues. In Michigan, voters repealed Public Act 4, which was viewed as a negative for the state’s credit because it limited the state’s ability to reform local municipalities’ finances.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(0.42)	2.69	2.91	4.33	3.63	3.38	0.83	0.82
Class B (VMPIX)*	3-21-1985	(1.44)	2.50	2.86	3.56	2.86	2.86	1.58	1.57
Class C (DHICX)	8-18-1997	2.54	2.86	2.63	3.54	2.86	2.63	1.58	1.57
Administrator Class (VMPYX)	10-6-1997	–	–	–	4.48	3.85	3.64	0.77	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	4.49	3.85	3.64	0.51	0.48
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013 (October 31, 2014 for Institutional Class) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,018.21	$4.17	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class B
Actual	$1,000.00	$1,014.39	$7.97	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class C
Actual	$1,000.00	$1,014.34	$7.97	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Administrator Class
Actual	$1,000.00	$1,018.94	$3.46	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,019.03	$2.34	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.25%

Alabama: 0.16%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$2,023,706

Alaska: 2.65%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.32	12-1-2041	20,000,000	20,000,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.40	12-1-2041	10,000,000	10,000,000
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	1-1-2014	1,165,000	1,168,984
Alaska State Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2018	1,865,000	2,109,352

				33,278,336

Arizona: 1.90%
Arizona Health Facilities Authority Phoenix Children's Hospital Series A (Health Revenue) ±	1.13	2-1-2042	8,360,000	8,324,136
Arizona Health Facilities Authority Phoenix Children's Hospital Series A (Health Revenue)	3.00	2-1-2016	1,600,000	1,662,048
Arizona Health Facilities Authority Phoenix Children's Hospital Series A (Health Revenue)	4.00	2-1-2017	2,000,000	2,165,260
Arizona State Sports & Tourism Authority (Tax Revenue)	4.00	7-1-2017	900,000	993,438
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	3,000,000	3,028,650
Phoenix AZ IDR (Miscellaneous Revenue, Education Revenue)	5.20	7-1-2022	350,000	366,895
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.25	12-1-2020	1,275,000	1,497,883
Tempe AZ IDA (Health Revenue)	4.00	12-1-2017	220,000	229,779
Tempe AZ IDA (Health Revenue)	5.00	12-1-2018	800,000	874,784
Tempe AZ IDA (Health Revenue)	5.00	12-1-2019	1,000,000	1,085,020
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-2014	1,360,000	1,428,884
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-2015	1,660,000	1,792,252
Yavapai County AZ IDA (IDR, Citibank NA LOC) ø	0.23	9-1-2035	500,000	500,000

				23,949,029

Arkansas: 0.06%
Fort Smith AR Sales & Use Tax (Tax Revenue)	2.38	5-1-2027	775,000	778,829

California: 10.57%
Alameda CA Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2014	500,000	485,825
Alameda CA Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2017	1,885,000	1,667,716
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2019	5,280,000	4,311,437
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, NATL-RE Insured)	5.38	6-1-2014	115,000	121,236
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-2023	6,550,000	7,616,602
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.25	9-1-2017	1,200,000	1,225,404

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bay Area California Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.83%	4-1-2047	$11,500,000	$11,499,195
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.38	8-1-2037	11,000,000	10,780,440
California Public Works Board Lease California State University Project Series C (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.38	10-1-2016	500,000	501,930
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, AMBAC Insured)	5.63	3-1-2016	210,000	210,855
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue)	5.25	12-1-2013	20,000	20,072
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.40	12-1-2016	1,050,000	1,054,074
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.25	10-1-2013	100,000	100,396
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.40	10-1-2022	700,000	702,863
California Series B (GO) ±	1.03	5-1-2018	3,000,000	3,006,810
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.63	8-1-2027	14,740,000	14,740,000
California State (GO, FGIC Insured)	6.00	8-1-2014	755,000	758,586
California State (GO)	6.25	10-1-2019	15,000	15,212
California State Department of Water Resources (Water & Sewer Revenue) %%	5.00	12-1-2019	6,000,000	7,420,980
California State Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.63	8-1-2027	9,980,000	9,980,000
California Statewide CDA (Health Revenue)	6.00	10-1-2023	2,500,000	2,535,575
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.63	9-6-2035	2,000,000	2,000,000
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,237,678
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,176,727
Delhi CA Unified School District (GO, AMBAC Insured) ¤	0.00	8-1-2019	2,500,000	1,988,625
Dixon CA Unified School District Election of 2002 (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2037	850,000	218,306
Escondido CA Union High School District (GO, NATL-RE Insured) ¤	0.00	5-1-2020	960,000	752,803
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,582,116
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,558,344
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-2013	2,000,000	2,002,860
Los Angeles CA Department of Airports (Airport Revenue, NATL-RE Insured)	5.00	5-15-2019	2,665,000	2,940,534
Los Angeles County CA COP Disney Parking Project (Miscellaneous Revenue) ¤	0.00	3-1-2016	4,170,000	3,957,205
Los Angeles County CA Schools Regionalized Business Services Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	8-1-2016	1,945,000	1,704,656
Metropolitan Water District of Southern California Waterworks Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	7-1-2035	5,640,000	5,640,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	11,480,000	9,329,107
Oxnard CA Harbor District Series A (Airport Revenue)	3.00	8-1-2013	1,560,000	1,569,875
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2014	615,000	640,664
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	7-1-2015	100,000	100,250
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,592,090
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,385,123
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	8-1-2015	3,070,000	3,245,758
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	2,500,000	2,594,150

				132,972,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.73%
Colorado E-470 Public Highway Authority (Transportation Revenue, NATL-RE Insured) ¤	0.00%	9-1-2020	$5,000,000	$3,755,900
Colorado Educational and Cultural Facilities Authority (Education Revenue, XLCA Insured)	5.25	8-15-2019	2,525,000	2,643,524
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	435,000	449,525
Colorado HFA Series E-2 (Housing Revenue)	7.00	2-1-2030	715,000	728,492
Colorado Public Authority for Energy Natural Gas Purchase Project Series 2008 (Utilities Revenue)	5.75	11-15-2018	815,000	929,524
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.75	12-1-2013	685,000	716,215

				9,223,180

Connecticut: 1.79%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,219,618
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	585,195
Connecticut Series A (GO) ±	0.90	5-15-2017	3,000,000	3,005,610
Connecticut Series A (GO) ±	1.01	4-15-2018	5,000,000	5,028,050
Connecticut Series A (GO) ±	1.05	5-15-2018	2,000,000	2,004,560
Connecticut Series A (GO) ±	1.33	3-1-2018	2,500,000	2,531,625
Connecticut Series A (GO) ±	1.48	3-1-2019	4,050,000	4,093,983
Connecticut Series D (GO) ±	0.90	9-15-2018	1,000,000	1,004,710
Connecticut Series D (GO) ±	1.05	9-15-2019	3,000,000	3,015,540

				22,488,891

District of Columbia: 0.16%
District of Columbia Series 3164 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	4-1-2043	2,000,000	2,000,000

Florida: 5.40%
Baker FL Correctional Development First Mortgage Detention Center Project (Miscellaneous Revenue)	6.00	2-1-2013	175,000	174,913
Broward County FL Professional Sports Facilities Civic Arena Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-2019	5,945,000	6,591,162
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.78	6-1-2014	5,000,000	5,035,750
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	557,195
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,549,529
Dade County FL Resource Recovery Facilities (Resource Recovery Revenue, AMBAC Insured)	5.50	10-1-2013	170,000	170,700
Dade County FL Seaport (Airport Revenue, NATL-RE Insured)	5.50	10-1-2026	370,000	371,265
Dade County FL Seaport Series 95 (Airport Revenue, NATL-RE Insured)	5.75	10-1-2015	300,000	301,332
Escambia County FL School Board (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-2020	4,525,000	4,731,204
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	8-1-2017	60,000	60,224
Florida Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.50	6-15-2021	3,000,000	3,300,600
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC/FHA Insured)	6.25	7-1-2035	675,000	675,493
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10-1-2022	1,685,000	1,687,292

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00%	10-1-2016	$2,000,000	$2,186,100
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11-1-2015	210,000	210,701
Gulf Breeze FL Local Government (Miscellaneous Revenue) ¤	0.00	12-1-2013	180,000	180,000
Hillsborough County FL IDA Tampa General Hospital Project Series A (Health Revenue)	5.00	10-1-2018	4,795,000	4,941,295
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10-1-2014	1,000,000	1,051,620
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	75,000	79,643
Miami Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ±144A	0.87	3-8-2030	12,415,000	12,415,000
Miami Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,772,980
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,088,600
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2018	2,905,000	3,191,433
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC/MBIA-IBC Insured)	6.00	10-1-2016	215,000	229,904
Seminole Tribe Florida Gaming Division Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-2017	3,450,000	3,606,941
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,000,000	5,388,600
Tampa FL Home Mortgage Series A (Housing Revenue, FHA Insured) ¤	0.00	10-1-2014	387,686	27,126
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,383,260

				67,959,862

Georgia: 1.33%
Augusta GA MFHR Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11-20-2024	980,000	989,908
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	8-1-2018	5,000	5,024
De Kalb County GA Series B (GO)	4.00	1-1-2016	1,025,000	1,049,313
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2016	3,405,000	3,750,165
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2017	5,300,000	5,939,339
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2018	3,000,000	3,419,490
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,516,463

				16,669,702

Guam: 0.32%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	1,090,000	1,117,043
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	1,000,000	1,099,260
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2017	500,000	553,350
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,281,104

				4,050,757

Illinois: 12.24%
Chicago IL (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2019	2,400,000	2,066,400
Chicago IL (GO, NATL-RE Insured)	5.50	1-1-2019	2,840,000	3,198,294
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2021	8,565,000	6,538,864
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.96	12-1-2034	18,000,000	18,000,000
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.23	3-1-2032	9,900,000	9,921,978
Chicago IL Midway Airport Series B (Airport Revenue) ±	5.00	1-1-2034	5,000,000	5,346,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Midway Airport Series B (Airport Revenue, NATL-RE Insured)	5.63%	1-1-2029	$340,000	$340,554
Chicago IL O'Hare International Airport (Airport Revenue, AGM Insured)	5.75	1-1-2020	1,000,000	1,040,190
Chicago IL Public Building Commission (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.25	12-1-2018	4,090,000	4,834,830
Chicago IL Series A2 (GO, AMBAC Insured)	5.50	1-1-2018	1,980,000	2,294,602
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, FSA-CR/AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.63	1-1-2022	6,325,000	6,325,000
Cook & Du Page Counties IL Combined School District (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2019	1,025,000	768,197
Cook County IL GO Community College District #510 South Suburban College (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,031,750
Cook County IL School District No. 123 Oak Lawn (GO, NATL-RE Insured) ¤	0.00	12-1-2021	1,090,000	817,674
Du Page County IL Community Unified School District #108 Lake Park Project (GO, AGM Insured)	5.60	1-1-2021	2,085,000	2,085,000
Huntley IL Special Service Area # 6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	1,077,000	1,102,557
Illinois (GO)	5.00	9-1-2016	1,400,000	1,491,434
Illinois (GO)	5.00	1-1-2017	1,250,000	1,417,675
Illinois (GO, AGM Insured)	5.00	8-1-2020	4,500,000	5,225,985
Illinois (GO)	5.00	8-1-2021	3,000,000	3,469,050
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	2-1-2024	250,000	250,420
Illinois Finance Authority Series A (Health Revenue, JPMorgan Chase Bank LOC) ø	0.13	11-15-2022	11,320,000	11,320,000
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,805,000	5,198,481
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM/Housing & Urban Development Section 8 Insured)	5.25	1-1-2021	6,910,000	6,924,857
Illinois Series A (GO, NATL-RE Insured)	5.00	3-1-2016	1,000,000	1,054,530
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	17,200,000	17,200,000
Illinois Unemployment Insurance Fund Building Receipts Series B (Miscellaneous Revenue)	5.00	6-15-2020	10,000,000	10,846,600
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,231,268
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-2013	340,000	338,970
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-2017	1,610,000	1,394,791
Lake County IL Community School District (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2017	540,000	474,628
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-2018	1,000,000	829,830
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-2019	1,000,000	795,010
McHenry & Kane Counties IL Community Consolidated School District #158 (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2018	4,000,000	3,460,280
Metropolitan Pier & Exposition Authority of Illinois Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-2019	6,400,000	5,204,928
Saint Clair County IL School District Series B (GO, NATL-RE/FGIC Insured)	4.75	1-1-2018	655,000	716,125
Saint Clair County IL School District Series B (GO, NATL-RE/FGIC Insured)	4.75	1-1-2019	775,000	857,483
Waukegan IL Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-30-2022	3,175,000	1,820,545
Will & Kendall Counties IL Community Consolidated School District # 202 (GO, NATL-RE/FGIC Insured)	5.00	1-1-2017	1,270,000	1,294,409
Will County IL Community High School District (GO, AGM Insured) ¤	0.00	1-1-2021	6,755,000	5,390,760

				153,920,549

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.80%
Indiana Development Finance Authority Revenue Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15%	2-1-2039	$10,000,000	$10,000,000
Indiana Finance Authority HEFA Ascension Health Series B3 (Miscellaneous Revenue) ±	1.55	11-15-2031	11,000,000	11,181,830
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25	7-1-2022	325,000	326,326
Knox County IN EDA (Health Revenue)	4.00	4-1-2017	625,000	672,963
Knox County IN EDA (Health Revenue)	4.00	4-1-2018	400,000	433,800

				22,614,919

Iowa: 0.43%
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	1,000,000	1,051,580
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	3,050,000	3,274,511
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	1,000,000	1,093,380

				5,419,471

Kansas: 0.54%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	9-1-2035	5,275,000	5,329,702
Kansas State Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	551,240
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured) ¤	0.00	12-1-2014	975,000	898,960

				6,779,902

Kentucky: 0.57%
Christian County KY Hospital (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,676,058
Kentucky EDFA (Health Revenue)	3.00	11-15-2014	695,000	703,472
Kentucky EDFA (Health Revenue)	3.00	11-15-2015	720,000	730,303
Kentucky EDFA (Health Revenue)	4.00	11-15-2016	740,000	778,473
Kentucky EDFA (Housing Revenue)	5.25	5-15-2017	2,000,000	2,004,320
Pikeville KY Hospital (Health Revenue)	4.00	3-1-2015	750,000	783,698
Pikeville KY Hospital (Health Revenue)	5.00	3-1-2016	500,000	542,480

				7,218,804

Louisiana: 3.06%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.95	2-1-2046	8,000,000	8,000,480
Louisiana HFA SFHR AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12-1-2019	5,000	5,099
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	180,000	187,835
New Orleans LA (GO, NATL-RE Insured)	5.25	12-1-2022	3,540,000	3,778,100
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2014	780,000	782,044
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2015	895,000	897,345
Saint Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2019	3,355,000	3,705,262
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	20,000,000	20,000,000
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	630,732
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	531,790

				38,518,687

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Maine: 0.03%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85%	11-1-2020	$360,000	$360,554

Maryland: 2.28%
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) ±(n)(m)	0.23	10-1-2022	5,425,000	4,991,000
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.38	7-1-2034	6,625,000	6,625,199
Maryland Community Development Administration Series 2001B (Housing Revenue, FHA/GNMA/Housing & Urban Development Maryland Housing Fund Insured)	5.10	7-1-2016	185,000	185,422
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97	5-15-2038	5,000,000	5,026,350
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97	5-15-2038	4,650,000	4,674,506
Maryland Health & HEFAR (Health Revenue)	5.00	8-15-2014	1,000,000	1,064,790
Washington MD Suburban Sanitation District Series A (GO) ø	0.16	6-1-2023	6,120,000	6,120,000

				28,687,267

Massachusetts: 2.39%
Massachusetts Educational Financing (Education Revenue)	5.00	7-1-2018	450,000	497,853
Massachusetts Educational Financing (Education Revenue)	5.00	7-1-2019	10,295,000	11,426,009
Massachusetts HEFA Series E-2 (Health Revenue)	5.00	7-1-2016	3,155,000	3,542,781
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	9-1-2013	1,610,000	1,610,274
Massachusetts Various Consolidated Loan Series A (GO) ±	0.58	9-1-2015	10,000,000	10,000,600
Massachusetts Various Consolidated Loan Series D (GO) ±	0.56	1-1-2018	3,000,000	3,001,710

				30,079,227

Michigan: 3.62%
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2014	260,000	244,465
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2015	250,000	225,025
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2016	600,000	516,108
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,470,581
Detroit MI Sewage Disposal Revenue Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-2020	2,355,000	2,496,536
Detroit MI Sewage Disposal Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured) %%	5.25	7-1-2016	2,280,000	2,519,126
Detroit MI Sewer Disposal System Revenue Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured) ¤	0.00	7-1-2018	4,000,000	3,350,120
Detroit MI Sewer Disposal System Revenue Series B (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2017	1,280,000	1,388,864
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-2019	5,255,000	5,591,898
Detroit MI Water & Sewer Department (Water & Sewer Revenue)	5.00	7-1-2017	1,500,000	1,662,075
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2021	5,000,000	5,293,700
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-2020	3,605,000	3,922,637
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2018	3,235,000	3,463,585
Grand Haven MI (Utilities Revenue, NATL-RE Insured)	5.50	7-1-2016	1,000,000	1,101,540
Michigan Finance Authority (Health Revenue)	3.00	6-1-2013	300,000	302,307
Michigan Finance Authority (Health Revenue)	4.00	6-1-2014	1,035,000	1,069,766
Michigan Finance Authority (Health Revenue)	5.00	6-1-2015	1,090,000	1,172,023

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Limited Obligation (GO)	5.00%	2-1-2022	$1,205,000	$1,229,847
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	3,300,000	3,471,765
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	5-15-2018	300,000	301,161
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.00	11-1-2019	500,000	500,570
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.13	5-1-2020	500,000	498,255
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2018	595,000	623,203
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2013	500,000	496,945
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-2015	150,000	158,882
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	700,000	724,346
Wayne County MI GO Building Authority Capital Series A (GO, NATL-RE Insured)	5.25	6-1-2016	700,000	702,842

				45,498,172

Minnesota: 0.42%
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2013	1,460,000	1,474,352
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	770,000	789,404
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,500,000	2,550,625
St. Paul MN Housing & RDA Charter School Lease Revenue Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	505,380

				5,319,761

Mississippi: 0.02%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	7-1-2018	200,000	200,552
Jackson MS MFA Forest Park Apartments Series A (Housing Revenue, GNMA/FHA/Housing & Urban Development Section 8 Insured)	6.10	4-20-2032	50,000	52,588

				253,140

Missouri: 0.70%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2013	1,100,000	1,112,034
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2014	685,000	701,159
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-2038	360,000	365,839
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	6-1-2015	3,000,000	3,332,280
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.38	7-1-2026	3,355,000	3,355,000

				8,866,312

Nebraska: 0.52%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	100,000	103,501
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.25	12-1-2018	3,435,000	3,886,634
Nebraska Higher Education Loan (Education Revenue, NATL-RE/GO of Corporation Insured) ¤	0.00	12-15-2015	2,970,000	2,526,312

				6,516,447

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Nevada: 0.53%
Carson City NV Hospital Revenue (Health Revenue)	2.00%	9-1-2013	$400,000	$402,388
Carson City NV Hospital Revenue (Health Revenue)	3.00	9-1-2014	725,000	742,944
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2015	400,000	422,872
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2016	400,000	428,424
Carson City NV Hospital Revenue (Health Revenue)	5.00	9-1-2018	700,000	794,143
Clark County NV Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-2016	1,820,000	1,857,638
Clark County NV Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-2018	2,000,000	2,040,340

				6,688,749

New Hampshire: 0.10%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	573,966
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-2015	355,000	364,791
New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue)	4.65	7-1-2014	315,000	319,369

				1,258,126

New Jersey: 7.24%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2016	1,840,000	2,025,380
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,354,772
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,400,343
Jersey City NJ (GO, AGM/State Aid Withholding Insured)	4.00	9-1-2018	1,140,000	1,260,680
New Jersey Casino Reinvestment Development Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	1-1-2013	2,190,000	2,190,000
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2018	4,000,000	4,589,120
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	9-1-2030	700,000	355,719
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.93	2-1-2018	6,500,000	6,644,170
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.83	2-1-2016	5,600,000	5,744,816
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, NATL-RE/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.68	9-1-2027	25,000,000	25,000,000
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	4.63	6-1-2018	1,000,000	1,117,900
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.58	6-1-2029	15,000,000	15,000,000
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.25	1-1-2019	2,995,000	3,390,610
PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2021	20,025,000	20,025,000

				91,098,510

New Mexico: 0.54%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-2014	465,000	466,535
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	6-1-2015	1,000,000	1,067,740
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	6-1-2016	1,000,000	1,087,930
New Mexico Educational Assistance Foundation Series A2 (Education Revenue, Guaranteed Student Loans Insured) ±	0.96	12-1-2028	4,155,000	4,133,934

				6,756,139

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 9.09%
Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.08%	11-1-2019	$7,500,000	$7,503,825
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) ±(n)(m)	0.42	11-1-2022	7,875,000	7,402,500
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.98	11-1-2030	7,000,000	6,997,900
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,379,336
New York City NY Transitional Finance Authority (Tax Revenue, Dexia Credit Local SPA) ø	0.32	11-1-2022	8,705,000	8,705,000
New York City NY Transitional Finance Authority Adjusted Future Tax Secured Series A-1 (Tax Revenue, TD Bank NA SPA) ø	0.12	11-15-2028	3,300,000	3,300,000
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	3,500,000	3,559,640
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM/GO of Corporation Insured) ±(n)(m)	0.12	4-1-2017	10,600,000	10,282,000
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) ¤	0.00	1-6-2016	2,648,592	2,688,321
New York NY IDA (Miscellaneous Revenue) ø	0.78	5-1-2036	7,810,000	7,810,000
New York NY IDA (Airport Revenue)	5.00	7-1-2018	4,655,000	5,058,589
New York NY IDA (Airport Revenue)	5.00	7-1-2019	2,830,000	3,080,880
New York NY Sub Series A1 (GO)	5.75	8-1-2014	70,000	70,321
New York NY Sub Series F2 (GO) ±	4.40	12-15-2017	4,000,000	4,078,960
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.22	8-1-2023	10,000,000	10,000,000
New York State Dormitory Authority (Health Revenue, NATL-RE/FGIC/FHA Insured)	5.00	8-1-2016	1,000,000	1,076,350
New York State Dormitory Authority (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	1,825,000	1,968,792
New York Urban Development Corporation Sub Lien (Housing Revenue, Department of Housing & Urban Development Insured)	5.50	7-1-2016	225,000	225,378
Niagara NY Area Development Corporation (Education Revenue)	3.00	5-1-2013	350,000	352,478
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	263,943
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	320,553
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	279,403
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	565,510
Peregrines Landing LLC New York Facilities Series A (Housing Revenue, GNMA Insured)	7.00	5-20-2044	5,645,000	5,965,015
Public Housing Capital Fund Trust II (Miscellaneous Revenue, Department of Housing & Urban Development Loan Insured) 144A	4.50	7-1-2022	3,867,082	4,089,903
Rockland County NY Series B (GO)	4.00	6-6-2013	2,500,000	2,509,025
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,139,830
Suffolk County NY Series A (GO)	5.00	4-1-2018	2,700,000	3,109,374
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	4.00	6-1-2018	500,000	535,785
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	654,097
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	713,500
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2021	425,000	486,366
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	938,997
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2018	1,140,000	1,190,935

				114,302,506

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 0.37%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue)	3.38%	8-1-2014	$540,000	$560,309
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	3,500,000	4,032,735

				4,593,044

North Dakota: 0.47%
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	417,624
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2017	250,000	261,755
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	5,250,000	5,251,208

				5,930,587

Ohio: 1.71%
Akron OH Income Community Learning Centers Series A (Tax Revenue, NATL-RE/FGIC Insured)	5.25	12-1-2017	4,970,000	5,194,843
Akron OH Sewer System Revenue (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-2017	750,000	820,733
Franklin County OH Hospital (Health Revenue)	5.00	5-15-2019	4,925,000	4,995,920
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	8,055,000	8,088,187
Ohio HFA SFHR Bond (Housing Revenue, FGIC/FHA/Private Mortgages Insured) ¤	0.00	1-15-2015	10,000	8,665
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-2013	2,000,000	2,012,320
Woodridge OH Local School District (GO, AMBAC Insured)	6.80	12-1-2014	325,000	344,913

				21,465,581

Oklahoma: 0.03%
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-2018	325,000	348,182

Other: 0.36%
Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	1.00	8-1-2014	4,561,012	4,560,191

Pennsylvania: 3.38%
Allentown PA City School District (GO, NATL-RE/FGIC/State Aid Withholding Insured) ¤	0.00	2-15-2014	130,000	129,292
Allentown PA City School District (GO, NATL-RE/FGIC/State Aid Withholding Insured) ¤	0.00	2-15-2014	370,000	362,900
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, NATL-RE Insured)	5.70	10-1-2014	785,000	818,465
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.63	11-1-2039	8,750,000	8,838,463
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	1,905,000	1,907,724
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	8-15-2017	4,775,000	4,619,956
Delaware Valley Pennsylvania Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.32	12-1-2020	2,500,000	2,500,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue)	5.75	7-1-2017	5,026,000	5,793,571
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	2,000,000	2,014,940

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00%	12-1-2033	$2,260,000	$2,267,707
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2014	3,000,000	3,091,080
Pennsylvania HEFAR St. Joseph's University (Education Revenue, Radian Insured)	5.25	12-15-2017	1,025,000	1,045,726
Pennsylvania Higher Education Facilities Authority Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	590,546
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,638,615
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,851,574
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	990,748
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	4,013,364

				42,474,671

Puerto Rico: 2.08%
Puerto Rico Commonwealth Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,744,884
Puerto Rico Commonwealth Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.53	7-1-2021	5,000,000	5,000,000
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2020	2,205,000	1,866,929
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2017	2,920,000	2,649,491
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.92	7-1-2025	6,200,000	4,912,012
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.28	8-1-2057	10,000,000	10,000,000

				26,173,316

Rhode Island: 0.87%
Providence RI Redevelopment Agency (Miscellaneous Revenue, AMBAC Insured)	4.75	4-1-2020	2,710,000	2,797,831
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured) %%	5.80	9-1-2022	975,000	976,355
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,366,695
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	25,000	25,067
Rhode Island Student Loan Authority (Education Revenue, AMBAC Insured)	4.80	12-1-2021	4,625,000	4,749,320

				10,915,268

South Carolina: 0.45%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	673,370
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,995,000	3,003,566
South Carolina Jobs EDA Various Waste Management Incorporated (Resource Recovery Revenue)	2.88	2-1-2015	2,000,000	2,045,440

				5,722,376

South Dakota: 0.09%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,098,662

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 3.34%
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20%	2-1-2036	$10,000,000	$10,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	5,000,000	5,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	10,000,000	10,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,864,258
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,560,480
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,125,000	4,732,654
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	500,000	550,035
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	3,700,000	4,126,092
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	1,100,000	1,239,502

				42,073,021

Texas: 8.06%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) ¤	0.00	2-1-2016	1,530,000	22,919
Bexar County TX Housing Finance Corporation MFHR Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	7-20-2043	3,610,000	3,761,223
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-2022	1,500,000	1,532,835
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,119
Dallas TX Finance Corporation MFHR Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10-20-2032	919,000	927,933
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,222,650
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2018	1,680,000	1,892,318
Gulf Coast TX IDA (IDR, BNP Paribas LOC) ø	0.90	11-1-2019	4,850,000	4,850,000
Houston TX Utility System Revenue (Water & Sewer Revenue) ±	0.73	5-15-2034	21,075,000	21,312,305
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,006,100
Metropolitan Texas Higher Education Authority University of Dallas Project (Education Revenue, JPMorgan Chase Bank LOC) ø	0.17	5-1-2019	4,000,000	4,000,000
Midtown TX RDA (Tax Revenue)	4.00	1-1-2014	250,000	256,660
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,099,513
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,511,188
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.36	4-1-2037	3,890,000	3,890,272
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	470,000	538,973
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Health Revenue, GNMA Insured)	5.00	5-15-2014	1,350,000	1,390,905
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	9-20-2023	175,000	178,885
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	10,305,000	10,105,804
Texas PFA Series C (Miscellaneous Revenue)	2.60	7-1-2020	1,530,000	1,530,000
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11-1-2013	1,275,000	1,276,160
Texas State Municipal Gas Acquistition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,275,255
Texas State Municipal Gas Acquistition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	5,000,000	5,578,300

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas State Turnpike Authority Central Texas Turnpike System (Transportation Revenue, AMBAC Insured) ¤	0.00%	8-15-2027	$1,425,000	$611,154
Texas Transportation Commision State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	12,500,000	12,500,000
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	7-15-2017	8,320,000	8,352,365
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE/FHA Insured)	7.65	7-1-2022	2,125,000	2,731,093

				101,374,929

Utah: 0.59%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	7-1-2014	6,360,000	6,660,319
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	825,000	825,891

				7,486,210

Vermont: 0.80%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.81	6-1-2022	10,000,000	10,036,200

Virgin Islands: 2.38%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Resource Recovery Revenue)	2.25	10-1-2017	13,000,000	12,815,270
Virgin Islands PFA Series A (Miscellaneous Revenue)	4.00	10-1-2022	5,000,000	5,258,000
Virgin Islands PFA Series A (Miscellaneous Revenue)	5.00	10-1-2032	7,000,000	7,589,540
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,390,000	1,525,233
Virgin Islands Water & Power Authority (Utilities Revenue)	4.13	7-1-2014	2,800,000	2,808,680

				29,996,723

Virginia: 0.64%
Caroline County VA IDR (Miscellaneous Revenue)	4.00	8-1-2016	1,825,000	1,827,318
Dulles VA Town Center Community Development Authority (Miscellaneous Revenue)	2.00	3-1-2014	1,665,000	1,668,347
Dulles VA Town Center Community Development Authority (Miscellaneous Revenue)	3.00	3-1-2015	550,000	556,859
Dulles VA Town Center Community Development Authority (Miscellaneous Revenue)	3.00	3-1-2016	620,000	623,683
Dulles VA Town Center Community Development Authority (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,969,554
Fairfax County VA EDA (IDR, SunTrust Bank LOC) ø	0.23	10-1-2015	1,370,000	1,370,000

				8,015,761

Washington: 0.24%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,227,459
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,546,126
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,780

				2,974,365

West Virginia: 0.57%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-2022	7,000,000	7,108,220

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.63%
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	4.00%	4-1-2014	$650,000	$662,994
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	676,053
Wisconsin Public Finance Authority Airport Facilities Revenue Series G (Airport Revenue)	5.00	7-1-2017	6,100,000	6,610,021

				7,949,068

Total Municipal Obligations (Cost $1,217,785,088)				1,235,847,988

	Yield		Shares
Short-Term Investments: 2.24%

Investment Companies: 2.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		27,783,326	27,783,326

			Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill (z)#	0.04	3-21-2013	$400,000	399,961

Total Short-Term Investments (Cost $28,183,283)				28,183,287

Total investments in securities (Cost $1,245,968,371)*	100.49%	1,264,031,275
Other assets and liabilities, net	(0.49)	(6,102,109)

Total net assets	100.00%	$1,257,929,166

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,245,969,415 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,953,126
Gross unrealized depreciation	(2,891,266)

Net unrealized appreciation	$18,061,860

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of assets and liabilities—December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,236,247,949
In affiliated securities, at value (see cost below)	27,783,326

Total investments, at value (see cost below)	1,264,031,275
Receivable for investments sold	1,378,890
Receivable for Fund shares sold	2,882,550
Receivable for interest	8,382,507
Receivable for daily variation margin on open futures contracts	89,654
Prepaid expenses and other assets	177,074

Total assets	1,276,941,950

Liabilities
Dividends payable	193,143
Payable for investments purchased	7,207,518
Payable for Fund shares redeemed	10,643,169
Advisory fee payable	328,014
Distribution fees payable	108,626
Due to other related parties	202,801
Accrued expenses and other liabilities	329,513

Total liabilities	19,012,784

Total net assets	$1,257,929,166

NET ASSETS CONSIST OF
Paid-in capital	$1,237,596,099
Overdistributed net investment income	(86,506)
Accumulated net realized gains on investments	2,275,894
Net unrealized gains on investments	18,143,679

Total net assets	$1,257,929,166

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$578,060,794
Shares outstanding – Class A	64,585,733
Net asset value per share – Class A	$8.95
Maximum offering price per share – Class A2	$9.37
Net assets – Class B	$2,902,782
Shares outstanding – Class B	325,125
Net asset value per share – Class B	$8.93
Net assets – Class C	$156,473,204
Shares outstanding – Class C	17,421,878
Net asset value per share – Class C	$8.98
Net assets – Administrator Class	$520,482,404
Shares outstanding – Administrator Class	58,164,915
Net asset value per share – Administrator Class	$8.95
Net assets – Institutional Class	$9,982
Shares outstanding – Institutional Class	1,115
Net asset value per share – Institutional Class	$8.95

Investments in unaffiliated securities, at cost	$1,218,185,045

Investments in affiliated securities, at cost	$27,783,326

Total investments, at cost	$1,245,968,371

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	23

Investment income
Interest	$14,471,769
Income from affiliated securities	3,627

Total investment income	14,475,396

Expenses
Advisory fee	1,953,561
Administration fees
Fund level	294,087
Class A	436,430
Class B	2,655
Class C	123,860
Administrator Class	236,332
Shareholder servicing fees
Class A	681,920
Class B	4,149
Class C	193,531
Administrator Class	590,106
Distribution fees
Class B	12,447
Class C	580,592
Custody and accounting fees	28,427
Professional fees	25,059
Registration fees	90,541
Shareholder report expenses	17,903
Trustees' fees and expenses	6,227
Other fees and expenses	11,096

Total expenses	5,288,923
Less: Fee waivers and/or expense reimbursements	(196,123)

Net expenses	5,092,800

Net investment income	9,382,596

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	6,829,903
Futures transactions	835,221

Net realized gains on investments	7,665,124

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,919,539
Futures transactions	(147,455)

Net change in unrealized gains (losses) on investments	3,772,084

Net realized and unrealized gains (losses) on investments	11,437,208

Net increase in net assets resulting from operations	$20,819,804

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of changes in net assets

		Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$9,382,596		$20,028,124
Net realized gains on investments		7,665,124		5,301,447
Net change in unrealized gains (losses) on investments		3,772,084		13,306,044

Net increase in net assets resulting from operations		20,819,804		38,635,615

Distributions to shareholders from
Net investment income
Class A		(4,464,566)		(10,708,865)
Class B		(14,897)		(80,068)
Class C		(688,862)		(2,063,309)
Administrator Class		(4,213,461)		(7,175,918)
Institutional Class		(15)[1]		N/A
Net realized gains
Class A		(4,978,177)		(397,431)
Class B		(25,895)		(4,233)
Class C		(1,359,593)		(114,928)
Administrator Class		(4,104,641)		(274,579)
Institutional Class		(86)[1]		N/A

Total distributions to shareholders		(19,850,193)		(20,819,331)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,304,600	173,713,546	35,840,827	317,253,249
Class B	2,317	20,357	19,342	170,942
Class C	2,725,291	24,579,523	5,396,189	47,926,736
Administrator Class	24,218,843	217,398,720	42,820,001	378,926,746
Institutional Class	1,104 [1]	10,000 [1]	N/A	N/A

		415,722,146		744,277,673

Reinvestment of distributions
Class A	973,150	8,745,081	1,012,748	8,963,414
Class B	3,835	34,377	6,530	57,525
Class C	188,548	1,699,652	171,105	1,517,927
Administrator Class	807,868	7,259,377	752,795	6,663,970
Institutional Class	11 [1]	100 [1]	N/A	N/A

		17,738,587		17,202,836

Payment for shares redeemed
Class A	(17,153,233)	(154,040,525)	(15,720,925)	(139,525,304)
Class B	(100,192)	(898,188)	(377,508)	(3,322,352)
Class C	(1,882,522)	(16,973,188)	(2,105,446)	(18,709,125)
Administrator Class	(15,560,772)	(139,859,689)	(13,020,279)	(115,498,373)

		(311,771,590)		(277,055,154)

Net increase in net assets resulting from capital share transactions		121,689,143		484,425,355

Total increase in net assets		122,658,754		502,241,639

Net assets
Beginning of period		1,135,270,412		633,028,773

End of period		$1,257,929,166		$1,135,270,412

Overdistributed net investment income		$(86,506)		$(87,301)

1.	For the period from November 30, 2012 (commencement of class operations) to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended May 31
CLASS A		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.94	$8.77	$8.75	$8.67	$8.59	$8.70	$8.78
Net investment income	0.07	0.21	0.02	0.26	0.25	0.31	0.33
Net realized and unrealized gains (losses) on investments	0.17	0.18	0.02	0.08	0.08	(0.11)	(0.08)

Total from investment operations	0.24	0.39	0.04	0.34	0.33	0.20	0.25
Distributions to shareholders from
Net investment income	(0.07)	(0.21)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)
Net realized gains	(0.16)	(0.01)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.23)	(0.22)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)
Net asset value, end of period	$8.95	$8.94	$8.77	$8.75	$8.67	$8.59	$8.70
Total return[3]	1.82%	4.48%	0.49%	4.01%	3.76%	2.54%	2.90%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.88%	0.99%	1.01%	1.05%
Net expenses	0.82%	0.83%	0.83%	0.87%	0.99%	1.01%	1.01%
Net investment income	1.64%	2.31%	3.15%	3.02%	2.85%	3.64%	3.76%
Supplemental data
Portfolio turnover rate	29%	74%	12%	130%	40%	53%	59%
Net assets, end of period (000s omitted)	$578,061	$549,357	$353,518	$330,896	$329,475	$333,901	$287,472

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended May 31
CLASS B		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.92	$8.75	$8.73	$8.65	$8.57	$8.68	$8.76
Net investment income	0.04 [3]	0.15 [3]	0.02 [3]	0.19 [3]	0.19 [3]	0.25 [3]	0.25
Net realized and unrealized gains (losses) on investments	0.17	0.17	0.02	0.09	0.07	(0.11)	(0.07)

Total from investment operations	0.21	0.32	0.04	0.28	0.26	0.14	0.18
Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)
Net realized gains	(0.16)	(0.01)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.20)	(0.15)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)
Net asset value, end of period	$8.93	$8.92	$8.75	$8.73	$8.65	$8.57	$8.68
Total return[4]	1.44%	3.71%	0.43%	3.23%	2.99%	1.78%	2.13%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.64%	1.74%	1.76%	1.76%
Net expenses	1.57%	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%
Net investment income	0.90%	1.69%	2.40%	2.20%	2.20%	2.91%	3.02%
Supplemental data
Portfolio turnover rate	29%	74%	12%	130%	40%	53%	59%
Net assets, end of period (000s omitted)	$2,903	$3,738	$6,741	$7,531	$16,123	$31,991	$50,872

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Strategic Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended May 31
CLASS C		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.97	$8.80	$8.78	$8.70	$8.62	$8.73	$8.81
Net investment income	0.04	0.14	0.02	0.20	0.18	0.24	0.27
Net realized and unrealized gains (losses) on investments	0.17	0.18	0.02	0.08	0.09	(0.10)	(0.08)

Total from investment operations	0.21	0.32	0.04	0.28	0.27	0.14	0.19
Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)
Net realized gains	(0.16)	(0.01)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.20)	(0.15)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)
Net asset value, end of period	$8.98	$8.97	$8.80	$8.78	$8.70	$8.62	$8.73
Total return[3]	1.43%	3.69%	0.42%	3.23%	2.99%	1.78%	2.13%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%
Net expenses	1.57%	1.58%	1.58%	1.62%	1.74%	1.76%	1.76%
Net investment income	0.89%	1.59%	2.40%	2.26%	2.08%	2.88%	3.01%
Supplemental data
Portfolio turnover rate	29%	74%	12%	130%	40%	53%	59%
Net assets, end of period (000s omitted)	$156,473	$147,006	$113,724	$112,740	$130,775	$109,379	$88,638

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30		Year ended May 31
ADMINISTRATOR CLASS		2012	2011[1]	2011[2]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$8.94	$8.76	$8.75	$8.67	$8.59	$8.70	$8.78
Net investment income	0.08	0.22	0.02	0.28	0.27	0.33	0.35
Net realized and unrealized gains (losses) on investments	0.17	0.19	0.01	0.08	0.08	(0.10)	(0.08)

Total from investment operations	0.25	0.41	0.03	0.36	0.35	0.23	0.27
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)
Net realized gains	(0.16)	(0.01)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.24)	(0.23)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)
Net asset value, end of period	$8.95	$8.94	$8.76	$8.75	$8.67	$8.59	$8.70
Total return[3]	1.89%	4.76%	0.39%	4.20%	4.02%	2.80%	3.16%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.77%	0.77%	0.75%	0.76%	0.76%
Net expenses	0.68%	0.68%	0.68%	0.69%	0.75%	0.76%	0.76%
Net investment income	1.78%	2.42%	3.32%	3.23%	3.03%	3.89%	4.01%
Supplemental data
Portfolio turnover rate	29%	74%	12%	130%	40%	53%	59%
Net assets, end of period (000s omitted)	$520,482	$435,170	$159,045	$146,149	$151,636	$73,002	$72,118

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Strategic Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	29

(For a share outstanding throughout each period)

Year ended December 31, 2012[1] (unaudited)
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.00
Net investment income	0.01
Net realized and unrealized gains (losses) on investments	(0.89)

Total from investment operations	(0.88)
Distributions to shareholders from
Net investment income	(0.01)
Net realized gains	(0.16)

Total distributions to shareholders	(0.17)
Net asset value, end of period	$8.95
Total return[2]	1.90%
Ratios to average net assets (annualized)
Gross expenses	0.49%
Net expenses	0.46%
Net investment income	1.83%
Supplemental data
Portfolio turnover rate	29%
Net assets, end of period (000s omitted)	$10

1.	For the period from November 30, 2012 (commencement of class operations) to December 31, 2012.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including in determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	31

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

32	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$1,210,484,167	$25,363,821	$1,235,847,988

Short-term investments
Investment companies	27,783,326	0	0	27,783,326
U.S. Treasury securities	399,961	0	0	399,961
	$28,183,287	$1,210,484,167	$25,363,821	$1,264,031,275

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$80,775	$0	$0	$80,775
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$47,060,950
Accrued discounts (premiums)	239,821
Realized gains (losses)	1,233,547
Change in unrealized gains (losses)	118,259
Purchases	0
Sales	(23,288,756)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2012	$25,363,821
Change in unrealized gains (losses) relating to securities still held at December 31, 2012	$477,629

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	33

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	0.82%	October 31, 2013
Class B	1.57	October 31, 2013
Class C	1.57	October 31, 2013
Administrator Class	0.68	October 31, 2013
Institutional Class	0.48	October 31, 2014

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $23,045 from the sale of Class A shares and $10,863, $45, and $1,860 in contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

34	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $241,009,480 and $234,596,904, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At December 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized gains
3-19-2013	250 Short	10-Year U.S. Treasury Notes	$33,195,313	$80,775

The Fund had an average notional amount of $42,167,400 in short futures contracts during the six months ended December 31, 2012.

On December 31, 2012, the cumulative unrealized gains on futures contracts in the amount of $80,775 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day's variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust ) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $726 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage Strategic Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	37

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

38	Wells Fargo Advantage Strategic Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214200 02-13 SA257/SAR257 12-12

Wells Fargo Advantage

Ultra Short-Term Municipal Income Fund

Semi-Annual Report

December 31, 2012

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The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

November election results also had implications for municipal creditworthiness. California passed Proposition 30, which was viewed as a positive for the state’s credit because it boosted tax revenues. In Michigan, voters repealed Public Act 4, which was viewed as a negative for the state’s credit because it limited the state’s ability to reform local municipalities’ finances.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(1.28)	1.89	2.08	0.73	2.30	2.29	0.75	0.67
Class C (WFUSX)	3-31-2008	(0.98)	1.56	1.66	0.02	1.56	1.66	1.50	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.81	2.39	2.51	0.69	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	1.04	2.61	2.72	0.42	0.37
Investor Class (SMUAX)	11-30-1995	–	–	–	0.70	2.31	2.39	0.78	0.70
Barclays 1-Year Municipal Bond Index[4]	–	–	–	–	0.84	2.32	2.34	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Credit quality[5] as of December 31, 2012

Effective maturity distribution[6] as of December 31, 2012

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,001.78	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,000.00	$7.16	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.22	1.42%
Administrator Class
Actual	$1,000.00	$1,002.14	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,003.30	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Investor Class
Actual	$1,000.00	$1,001.63	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/ultrashorttermmunicipalincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 97.75%

Alabama: 1.31%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55%	11-15-2038	$49,000,000	$48,984,320	0.67%
Other securities				47,034,097	0.64

				96,018,417	1.31

Alaska: 1.19%
Alaska Housing Finance Corporation (Housing Revenue) µ	0.18-0.40	12-1-2041	78,365,000	78,365,000	1.08
Other securities				8,267,929	0.11

				86,632,929	1.19

Arizona: 2.22%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.13	2-1-2042	69,110,000	68,813,518	0.94
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.50	9-1-2045	51,775,000	51,775,000	0.71
Other securities				41,512,674	0.57

				162,101,192	2.22

Arkansas: 0.16%
Other securities				11,791,092	0.16

California: 10.64%
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.63	4-1-2038	38,400,000	38,494,464	0.53
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.63	8-1-2027	5,990,000	5,990,000	0.08
California State Refunding Series A (GO) ±	0.81	5-1-2033	73,000,000	73,058,400	1.00
California State Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.63	8-1-2027	81,325,000	81,325,000	1.11
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2041	54,800,000	54,800,000	0.75
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.44	7-1-2040	42,500,000	42,500,000	0.58
California Statewide CDA (Various Revenue) µ	0.43-4.88	10-1-2031 to 7-1-2040	24,075,000	24,437,023	0.33

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

California (continued)
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00%	3-1-2041	$56,000,000	$57,179,360	0.78%
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	36,850,000	36,850,000	0.50
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	35,425,000	35,425,000	0.49
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	26,175,000	26,175,000	0.36
Other securities				301,010,915	4.13

				777,245,162	10.64

Colorado: 1.06%
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.35	11-1-2036	43,500,000	43,500,000	0.59
Other securities				34,318,440	0.47

				77,818,440	1.06

Connecticut: 0.63%
Other securities				45,977,468	0.63

Delaware: 0.18%
Other securities				13,125,290	0.18

District of Columbia: 1.05%
Other securities				76,686,936	1.05

Florida: 5.72%
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.78	6-1-2014	62,000,000	62,443,300	0.86
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø144A	0.63	7-1-2036	43,580,000	43,580,000	0.60
Miami-Dade County FL Expressway Authority (Transportation Revenue) µ	0.35-0.87	7-1-2018 to 8-1-2028	28,170,000	28,170,000	0.39
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.87	3-8-2026	50,620,000	50,620,000	0.69
Other securities				233,143,610	3.18

				417,956,910	5.72

Georgia: 2.00%
Georgia Series G (GO) ø	0.53	12-1-2026	106,305,000	106,231,650	1.45
Other securities				39,952,617	0.55

				146,184,267	2.00

Illinois: 6.53%
BB&T Municipal Trust Class C (GO, Rabobank Nederland LOC) ø	0.63	12-1-2015	37,685,000	37,685,000	0.52
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.96	12-1-2034	40,000,000	40,000,000	0.55

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Illinois (continued)
Illinois (GO) µ	0.63-5.00%	3-1-2013 to 4-1-2014	$15,605,000	$15,902,595	0.21%
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	179,220,000	179,220,000	2.45
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00-5.00	12-15-2013 to 12-15-2015	38,960,000	42,433,000	0.58
Illinois State Unemployment Insurance Fund Series C (Miscellaneous Revenue) ±	1.50	6-15-2021	33,250,000	33,358,395	0.46
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue, AGM IWHnsured) ø	0.50	6-1-2025	47,690,000	47,690,000	0.65
Other securities				80,897,206	1.11

				477,186,196	6.53

Indiana: 2.26%
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.62	2-1-2035	62,100,000	62,159,616	0.85
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.62	2-1-2035	54,000,000	54,051,840	0.74
Other securities				49,264,505	0.67

				165,475,961	2.26

Kansas: 0.09%
Other securities				6,565,000	0.09

Kentucky: 0.88%
Other securities				64,225,130	0.88

Louisiana: 5.23%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.95	2-1-2046	82,170,000	82,174,930	1.12
Louisiana Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±	0.88	5-1-2043	73,725,000	73,806,098	1.01
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.88	5-1-2043	31,925,000	31,960,118	0.44
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B1 (IDR) ø	0.40	11-1-2040	23,500,000	23,500,000	0.32
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	86,500,000	86,500,000	1.18
Other securities				84,000,949	1.16

				381,942,095	5.23

Maine: 0.03%
Other securities				2,400,000	0.03

Maryland: 0.18%
Other securities				13,250,000	0.18

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Massachusetts: 2.63%
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.78%	7-1-2038	$32,875,000	$32,875,000	0.45%
Other securities				159,631,873	2.18

				192,506,873	2.63

Michigan: 1.80%
Other securities				131,445,294	1.80

Minnesota: 0.25%
Other securities				18,150,185	0.25

Mississippi: 0.17%
Other securities				12,219,685	0.17

Missouri: 0.53%
Other securities				38,409,148	0.53

Montana: 0.08%
Other securities				5,800,000	0.08

Nebraska: 0.37%
Other securities				27,156,878	0.37

Nevada: 0.50%
Other securities				36,370,718	0.50

New Hampshire: 0.06%
Other securities				4,444,891	0.06

New Jersey: 6.65%
New Jersey EDA (Various Revenue) µ	0.38-5.00	6-15-2013 to 12-15-2020	29,095,000	29,327,150	0.41
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.83	2-1-2016	59,540,000	61,079,704	0.84
New Jersey PFOTER 4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø 144A	0.68	9-1-2029	41,600,000	41,600,000	0.57
New Jersey State Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.32	1-1-2024	142,300,000	142,300,000	1.95
New Jersey TTFA PFOTER 109 (Transportation Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.73	12-15-2030	50,435,000	50,435,000	0.69
Other securities				161,467,260	2.19

				486,209,114	6.65

New Mexico: 0.08%
Other securities				5,520,000	0.08

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York: 16.11%
Long Island NY Power Authority (Utilities Revenue) µ	0.28-0.34%	12-1-2029	$76,328,000	$76,328,000	1.05%
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.67	11-1-2032	34,000,000	34,006,460	0.47
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.47	8-1-2026	34,200,000	34,200,000	0.47
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO, AGMInsured) ±(m)	0.45	10-1-2027	67,075,000	67,075,000	0.92
New York NY (GO) µ	0.17-0.49	8-1-2027 to 6-1-2036	101,410,000	101,410,000	1.38
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured) ±	0.51	10-1-2013	37,610,000	37,610,000	0.51
New York State Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM/GO of Corporation Insured) ±(m)(n)	0.18	4-1-2017	51,500,000	49,955,000	0.68
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-2013	35,830,000	35,859,381	0.49
Oyster Bay NY Series A (GO)	2.00-3.00	3-29-2013 to 6-7-2013	23,300,000	23,419,170	0.32
Oyster Bay NY Series B (GO)	3.00	8-9-2013	75,255,000	76,311,580	1.04
Suffolk County NY (GO)	2.00	8-14-2013	57,000,000	57,501,600	0.79
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,934,217	0.04
Suffolk County NY TAN Series III (GO)	2.00	9-12-2013	33,000,000	33,347,490	0.46
Triborough and Tunnel Authority Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.73	1-1-2031	40,800,000	40,810,200	0.56
Other securities				506,498,863	6.93

				1,177,266,961	16.11

North Carolina: 0.66%
Other securities				47,887,230	0.66

North Dakota: 0.07%
Other securities				5,241,505	0.07

Ohio: 1.74%
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	58,100,000	58,339,372	0.80
Other securities				68,979,090	0.94

				127,318,462	1.74

Oklahoma: 0.39%
Other securities				28,599,088	0.39

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Pennsylvania: 3.03%
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue) µ	0.18-0.38%	7-1-2017 to 6-1-2042	$73,160,000	$73,160,000	1.00%
Other securities				148,210,643	2.03

				221,370,643	3.03

Puerto Rico: 3.38%
Puerto Rico Highway & Transportation Authority PFOTER 3189 (Transportation Revenue, Dexia Credit Local LIQ) ø	0.78	7-1-2041	141,515,000	141,515,000	1.94
Puerto Rico Highway & Transportation Authority (Various Revenue) µ	0.68-6.25	7-1-2013 to 7-1-2030	12,360,000	12,528,045	0.16
Other securities				93,147,822	1.28

				247,190,867	3.38

Rhode Island: 0.27%
Other securities				19,682,474	0.27

South Carolina: 0.87%
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.88	8-1-2039	41,600,000	41,385,344	0.57
Other securities				22,169,244	0.30

				63,554,588	0.87

Tennessee: 4.61%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	157,000,000	157,000,000	2.15
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	30,000,000	30,000,000	0.41
Tennergy Corporation Tennessee PUTTER Gas Project Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	5-1-2016	50,000,000	50,000,000	0.68
Other securities				99,543,109	1.37

				336,543,109	4.61

Texas: 9.54%
Tarrant County TX Cultural Education Facilities Financing Corporation PFOTER Series 2834 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	31,970,000	31,970,000	0.44
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.76-5.00	12-15-2013 to 12-15-2017	18,665,000	19,517,359	0.27
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.33	9-15-2018	77,390,000	77,390,000	1.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91%	9-15-2017	$38,040,000	$37,815,944	0.52%
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	78,150,000	76,639,361	1.05
Other securities				453,756,917	6.20

				697,089,581	9.54

Virgin Islands: 0.01%
Other securities				407,792	0.01

Virginia: 0.75%
Other securities				54,689,480	0.75

Washington: 0.62%
Other securities				45,340,930	0.62

West Virginia: 0.28%
Other securities				20,779,200	0.28

Wisconsin: 0.94%
Other securities				68,334,592	0.94

Total Municipal Obligations (Cost $7,119,310,753)				7,142,111,773	97.75

	Yield		Shares
Short-Term Investments: 1.85%

Investment Companies: 1.85%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		135,403,306	135,403,306	1.85

Total Short-Term Investments (Cost $135,403,306)				135,403,306	1.85

Total investments in securities
(Cost $7,254,714,059) *				7,277,515,079	99.60
Other assets and liabilities, net				29,133,599	0.40

Total net assets				$7,306,648,678	100.00%

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(µ)	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,254,662,638 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,516,575
Gross unrealized depreciation	(2,664,134)

Net unrealized appreciation	$22,852,441

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of assets and liabilities —December 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$7,142,111,773
In affiliated securities, at value (see cost below)	135,403,306

Total investments, at value (see cost below)	7,277,515,079
Cash	35,580
Receivable for investments sold	4,175,138
Receivable for Fund shares sold	104,296,221
Receivable for interest	21,626,699
Prepaid expenses and other assets	270,969

Total assets	7,407,919,686

Liabilities
Dividends payable	989,224
Payable for investments purchased	53,478,192
Payable for Fund shares redeemed	43,161,421
Advisory fee payable	1,375,095
Distribution fees payable	77,937
Due to other related parties	1,066,260
Accrued expenses and other liabilities	1,122,879

Total liabilities	101,271,008

Total net assets	$7,306,648,678

NET ASSETS CONSIST OF
Paid-in capital	$7,288,718,504
Overdistributed net investment income	(496,621)
Accumulated net realized losses on investments	(4,374,225)
Net unrealized gains on investments	22,801,020

Total net assets	$7,306,648,678

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,301,196,627
Shares outstanding – Class A	476,961,220
Net asset value per share – Class A	$4.82
Maximum offering price per share – Class A2	$4.92
Net assets – Class C	$117,011,690
Shares outstanding – Class C	24,283,934
Net asset value per share – Class C	$4.82
Net assets – Administrator Class	$578,514,446
Shares outstanding – Administrator Class	119,953,092
Net asset value per share – Administrator Class	$4.82
Net assets – Institutional Class	$3,453,783,287
Shares outstanding – Institutional Class	715,978,893
Net asset value per share – Institutional Class	$4.82
Net assets – Investor Class	$856,142,628
Shares outstanding – Investor Class	177,282,862
Net asset value per share – Investor Class	$4.83

Investments in unaffiliated securities, at cost	$7,119,310,753

Investments in affiliated securities, at cost	$135,403,306

Total investments, at cost	$7,254,714,059

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Investment income
Interest	$38,848,687
Income from affiliated securities	145,013

Total investment income	38,993,700

Expenses
Advisory fee	10,669,306
Administration fees
Fund level	1,767,582
Class A	2,043,162
Class C	106,084
Administrator Class	309,371
Institutional Class	1,330,489
Investor Class	898,809
Shareholder servicing fees
Class A	3,192,441
Class C	165,757
Administrator Class	770,881
Investor Class	1,182,643
Distribution fees
Class C	497,270
Custody and accounting fees	184,537
Professional fees	14,812
Registration fees	72,347
Shareholder report expenses	102,492
Trustees’ fees and expenses	6,147
Other fees and expenses	69,902

Total expenses	23,384,032
Less: Fee waivers and/or expense reimbursements	(2,565,655)

Net expenses	20,818,377

Net investment income	18,175,323

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,216,274
Net change in unrealized gains (losses) on investments	(3,705,699)

Net realized and unrealized gains (losses) on investments	5,510,575

Net increase in net assets resulting from operations	$23,685,898

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of changes in net assets

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$18,175,323		$74,429,962
Net realized gains on investments		9,216,274		5,097,039
Net change in unrealized gain( losses) on investments		(3,705,699)		87,514

Net increase in net assets resulting from operations		23,685,898		79,614,515

Distributions to shareholders from
Net investment income
Class A		(4,518,278)		(25,662,444)
Class C		0		(505,924)
Administrator Class		(1,309,755)		(3,511,380)
Institutional Class		(10,842,509)		(35,045,938)
Investor Class		(1,527,557)		(9,759,236)

Total distributions to shareholders		(18,198,099)		(74,484,922)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	161,650,385	780,117,658	407,270,107	1,962,498,335
Class C	530,327	2,557,595	3,128,144	15,094,753
Administrator Class	46,615,523	224,686,822	120,256,357	579,336,874
Institutional Class	673,542,702	3,249,092,844	1,058,890,923	5,101,659,452
Investor Class	32,032,431	154,716,642	99,150,438	478,316,340

		4,411,171,561		8,136,905,754

Reinvestment of distributions
Class A	905,058	4,368,620	4,312,635	20,778,295
Class C	0	0	74,931	361,562
Administrator Class	250,375	1,206,809	643,312	3,098,619
Institutional Class	880,894	4,248,804	2,666,774	12,848,824
Investor Class	280,880	1,356,649	1,784,131	8,610,271

		11,180,882		45,697,571

Payment for shares redeemed
Class A	(225,584,476)	(1,088,958,352)	(430,187,343)	(2,072,962,001)
Class C	(7,020,688)	(33,860,958)	(17,285,870)	(83,422,003)
Administrator Class	(50,818,625)	(244,945,771)	(52,379,649)	(252,288,648)
Institutional Class	(613,704,125)	(2,960,599,695)	(909,307,984)	(4,381,381,361)
Investor Class	(59,719,188)	(288,443,679)	(117,743,740)	(568,162,328)

		(4,616,808,455)		(7,358,216,341)

Net increase (decrease) in net assets resulting from capital share transactions		(194,456,012)		824,386,984

Total increase (decrease) in net assets		(188,968,213)		829,516,577

Net assets
Beginning of period		7,495,616,891		6,666,100,314

End of period		$7,306,648,678		$7,495,616,891

Overdistributed net investment income		$(496,621)		$(473,845)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$4.82	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.01	0.05	0.06	0.07	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.00	0.00	0.01	0.03	0.03	(0.01)

Total from investment operations	0.01	0.05	0.07	0.10	0.23	0.19
Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.06)	(0.07)	(0.20)	(0.20)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.81	$4.78	$4.75
Total return[2]	0.18%	0.96%	1.51%	2.17%	5.00%	4.10%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%	0.78%	0.84%	0.99%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.70%
Net investment income	0.36%	0.95%	1.28%	1.44%	3.77%	4.14%
Supplemental data
Portfolio turnover rate	38%	111%	127%	120%	186%	191%
Net assets, end of period (000s omitted)	$2,301,197	$2,603,618	$2,691,449	$3,466,977	$2,227,869	$112,660

1.	Effective June 20, 2008, Advisor Class was renamed Class A.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$4.82	$4.82	$4.81	$4.78	$4.76	$4.75
Net investment income (loss)	(0.01)	0.01	0.03	0.04	0.16	0.04
Net realized and unrealized gains (losses) on investments	0.01	0.00	0.01	0.03	0.02	0.01

Total from investment operations	0.00	0.01	0.04	0.07	0.18	0.05
Distribution to shareholders from
Net investment income	0.00	(0.01)	(0.03)	(0.04)	(0.16)	(0.04)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.81	$4.78	$4.76
Total return[2]	0.00%	0.25%	0.76%	1.40%	3.95%	1.00%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.51%	1.53%	1.58%	1.63%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	(0.39)%	0.23%	0.54%	0.70%	2.79%	2.93%
Supplemental data
Portfolio turnover rate	38%	111%	127%	120%	186%	191%
Net assets, end of period (000s omitted)	$117,012	$148,465	$216,389	$385,331	$255,585	$2,276

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2012	2011[1]
Net asset value, beginning of period	$4.82	$4.82	$4.81
Net investment income	0.01	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.00	0.00	0.01

Total from investment operations	0.01	0.05	0.07
Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.06)
Net asset value, end of period	$4.82	$4.82	$4.82
Total return[2]	0.21%	1.03%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.67%
Net expenses	0.60%	0.60%	0.60%
Net investment income	0.43%	0.95%	1.42%
Supplemental data
Portfolio turnover rate	38%	111%	127%
Net assets, end of period (000s omitted)	$578,514	$597,108	$266,710

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$4.82	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.02	0.06	0.08	0.09	0.22	0.22
Net realized and unrealized gains (losses) on investments	0.00	0.00	0.01	0.03	0.03	(0.01)

Total from investment operations	0.02	0.06	0.09	0.12	0.25	0.21
Distributions to shareholders from
Net investment income	(0.02)	(0.06)	(0.08)	(0.09)	(0.22)	(0.22)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.81	$4.78	$4.75
Total return[1]	0.33%	1.26%	1.82%	2.48%	5.32%	4.47%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.43%	0.43%	0.50%	0.61%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.66%	1.23%	1.60%	1.67%	4.28%	4.57%
Supplemental data
Portfolio turnover rate	38%	111%	127%	120%	186%	191%
Net assets, end of period (000s omitted)	$3,453,783	$3,158,674	$2,423,330	$1,860,538	$542,964	$95,113

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$4.83	$4.82	$4.81	$4.78	$4.75	$4.76
Net investment income	0.01	0.04	0.06	0.07	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.01	0.03	0.03	(0.01)

Total from investment operations	0.01	0.05	0.07	0.10	0.23	0.19
Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.06)	(0.07)	(0.20)	(0.20)
Net asset value, end of period	$4.83	$4.83	$4.82	$4.81	$4.78	$4.75
Total return[1]	0.16%	1.14%	1.48%	2.12%	4.96%	4.10%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.79%	0.82%	0.90%	1.16%
Net expenses	0.70%	0.70%	0.70%	0.72%	0.72%	0.72%
Net investment income	0.33%	0.92%	1.25%	1.44%	4.13%	4.20%
Supplemental data
Portfolio turnover rate	38%	111%	127%	120%	186%	191%
Net assets, end of period (000s omitted)	$856,143	$987,752	$1,068,221	$1,528,358	$1,334,323	$746,639

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $13,641,920 with $11,536,901 expiring in 2014 and $2,105,019 expiring in 2015.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

24	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$7,077,500,523	$64,611,250	$7,142,111,773

Short-term investments
Investment companies	135,403,306	0	0	135,403,306
	$135,403,306	$7,077,500,523	$64,611,250	$7,277,515,079

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	25

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A, 1.42% for Class C, 0.60% for Administrator Class, 0.37% for Institutional Class, and 0.70% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $3,806 from the sale of Class A shares and $3,720 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $1,595,444,158 and $2,165,646,646, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $8,298 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214201 02-13 SA258/SAR258 12-12

Wells Fargo Advantage

Wisconsin Tax-Free Fund

Semi-Annual Report

December 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of December 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2012. The past six months were marked by modest economic growth, continued accommodative monetary policy, and low interest rates. As a result, municipal bond yields declined, with longer-term maturities outperforming shorter-term maturities. In addition, lower-rated credits experienced stronger results than higher-rated bonds due to investor demand for yield. The Barclays Municipal Bond Index1, the broadest measure for tracking investment-grade municipal bonds throughout the country, gained 3.01% for the period.

The economy experienced modest economic growth in the second half of 2012.

Economic growth continued at a modest pace in the second half of 2012 despite ongoing credit concerns in Europe and fiscal challenges domestically. The most recent measure of real gross domestic product (GDP), the broadest measure of U.S. economic activity, increased at an estimated annualized rate of 3.1% in the third quarter of 2012, primarily due to consumer spending, inventory buildup, government spending, residential fixed investment (housing), and exports, while constrained business spending held back growth. It is notable that the U.S. housing sector showed signs of improvement and helped the economy, despite many housing indicators remaining at depressed levels.

Labor markets continued to improve, but the total unemployment rate persisted at elevated levels. While nonfarm payrolls continued to increase, the labor-force participation rate declined to a 30-year low. Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, noting thresholds for the unemployment rate at 6.5% and inflation projected to be half a percentage point above its 2.0% inflation target.

Municipal bond yields declined, the yield curve flattened, and credit spreads narrowed.

The last half of 2012 continued to see the municipal bond asset class provide positive total returns. The low-interest-rate policies of the Fed helped hold interest rates near record lows. Short-term yields were anchored near 20 basis points (bps; 100 bps equals 1.00%) as measured by a one-year municipal general obligation (GO) note, and longer-term GO bond yields declined 40 bps over the six months that ended December 31, 2012. As a result, the municipal yield curve flattened.

Meanwhile, lower-quality BBB-rated2 bonds outperformed higher-quality AAA-rated bonds as investors reached for yield. Credit spreads have narrowed from nearly a 400-bp difference between BBB- and AAA-rated yields in 2009 to a 165-bp yield advantage for BBB-rates bonds at year-end 2012. The credit quality of states has also continued to improve. One example of this improvement is that state tax

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Letter to shareholders (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	3

revenues have grown for the past 10 consecutive quarters. In another example, states now have the smallest budget deficits on average since 2007, when the recession began.

The final months of the year were marked by uncertainty regarding the so-called fiscal cliff negotiations. Market sentiment alternated between being positive when it seemed higher income-tax rates were imminent and negative when the municipal interest exemption appeared to be at risk of being eliminated. Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the political uncertainty, our portfolio managers emphasized the need to remain focused on the fundamentals of economic growth rates and the credit quality of individual securities.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Thomas Stoeckmann

Average annual total returns1 (%) as of December 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	(0.33)	3.73	3.88	4.41	4.69	4.36	0.92	0.70
Class C (WWTCX)	12-26-2002	2.63	3.88	3.57	3.63	3.88	3.57	1.67	1.45
Investor Class (SWFRX)	4-6-2001	–	–	–	4.38	4.64	4.44	0.95	0.73
Barclays Municipal Bond Index[4]	–	–	–	–	6.78	5.91	5.10	–	–
Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	5.78	6.16	5.32	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk, and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	5

Credit quality[6] as of December 31, 2012

Effective maturity distribution[7] as of December 31, 2012

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,015.59	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,011.76	$7.35	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Investor Class
Actual	$1,000.00	$1,015.43	$3.71	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.58%

Guam: 6.46%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,255,060
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,765,755
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	650,000	688,220
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25	10-1-2016	1,600,000	1,640,672
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38	10-1-2017	500,000	509,280
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2013	500,000	518,720
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,142,550
Guam Power Authority Revenue Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	1,000,000	1,178,570
Guam Power Authority Revenue Series A (Utilities Revenue)	5.00	10-1-2034	1,000,000	1,111,940

				10,810,767

Puerto Rico: 31.12%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-2015	500,000	512,920
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-2019	335,000	346,893
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-2020	260,000	268,793
Children's Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue)	4.25	5-15-2014	500,000	501,325
Puerto Rico Commonwealth Highway & Transportation Authority Series 007 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ, FSA Insured) ø	0.68	1-1-2028	4,225,000	4,225,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.68	7-1-2030	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	7-1-2013	165,000	167,797
Puerto Rico Commonwealth Highway & Transportation Authority Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,089,440
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM-CR Insured)	5.50	7-1-2013	85,000	87,229
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, NATL-RE/IBC Insured)	5.50	7-1-2013	440,000	451,537
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,801,503
Puerto Rico Commonwealth Refunding (GO, FGIC Insured)	5.50	7-1-2013	520,000	528,814
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, NATL-RE Insured)	5.50	7-1-2016	200,000	211,382
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, Assured Guaranty Insured)	5.50	7-1-2018	950,000	1,035,386
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) ø	0.28	7-1-2029	5,000,000	5,000,000
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	2,500,000	1,807,125
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, AGC Insured)	5.00	7-1-2013	800,000	812,664
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,137,994
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,715,000	1,835,822
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-2033	500,000	503,080
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.13	12-1-2027	4,120,000	4,418,329

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50%	12-1-2018	$500,000	$570,755
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-2014	265,000	272,383
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, NATL-RE/IBC Insured)	5.50	7-1-2015	1,340,000	1,466,094
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, NATL-RE/IBC Insured)	5.50	7-1-2015	525,000	558,831
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Series A (IDR)	5.63	7-1-2022	750,000	751,785
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,123
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2018	1,150,000	1,272,993
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2019	860,000	962,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2020	800,000	898,248
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2021	700,000	786,233
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	4.00	10-1-2023	560,000	527,178
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2020	500,000	536,800
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2021	500,000	534,295
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2022	200,000	211,368
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63	7-1-2013	600,000	612,144
Puerto Rico Infrastructure Financing Authority (Tax Revenue, BHAC-CR/FGIC Insured)	5.50	7-1-2022	200,000	226,736
Puerto Rico Municipal Finance Agency Refunding Series B (Miscellaneous Revenue, AGC Insured)	5.25	7-1-2017	105,000	112,298
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured)	5.13	7-1-2024	5,000	5,000
Puerto Rico Public Buildings Authority Prerefunded CAB Series D Step Bond (Miscellaneous Revenue, AMBAC Insured) ±	5.45	7-1-2030	1,555,000	1,856,499
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13	6-1-2024	3,265,000	4,062,574
Puerto Rico Public Improvement Series A (GO, NATL-RE Insured)	6.25	7-1-2013	1,200,000	1,224,804
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-2019	200,000	219,480
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	2,000,000	2,199,580
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ø	0.13	8-1-2057	3,500,000	3,500,000
University of Puerto Rico Series P (Education Revenue)	5.00	6-1-2017	620,000	635,618
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	500,000	517,030

				52,089,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 5.75%
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00%	10-1-2014	$590,000	$629,813
Virgin Islands PFA (Tax Revenue, NATL-RE/FGIC Insured)	5.00	10-1-2014	400,000	423,616
Virgin Islands PFA (Tax Revenue, NATL-RE/FGIC Insured)	5.00	10-1-2016	250,000	275,530
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	12,123
Virgin Islands PFA Matching Fund Loan Diageo Series A (Miscellaneous Revenue)	6.75	10-1-2037	1,850,000	2,170,901
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10-1-2013	500,000	506,025
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,835,270
Virgin Islands PFA Sub-Matching Fund Loan Series A (Miscellaneous Revenue)	6.00	10-1-2039	1,000,000	1,101,070
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue) ±	4.95	5-15-2014	750,000	752,423
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	800,000	912,992

				9,619,763

West Virginia: 0.25%
Kanawha Mercer & Nicholas Counties WV SFHR Prerefunded (Housing Revenue) ¤	0.00	2-1-2015	470,000	420,199

Wisconsin: 55.00%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	0.80	9-1-2013	370,000	370,222
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20	9-1-2014	370,000	371,036
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	401,320
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	416,955
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.17	6-1-2036	2,000,000	2,000,000
Beloit WI CDA Series A (Lease Revenue)	0.80	6-1-2013	50,000	49,939
Beloit WI CDA Series A (Lease Revenue)	1.00	6-1-2014	100,000	99,543
Beloit WI CDA Series A (Lease Revenue)	1.25	6-1-2015	100,000	99,645
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	4-1-2014	100,000	100,233
Cudahy WI CDA Series B (Miscellaneous Revenue)	4.55	6-1-2019	1,540,000	1,555,184
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-2030	660,000	742,520
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-2034	500,000	564,260
Genesee WI CDA Ten Chimneys Foundation Incorporated Project (Miscellaneous Revenue, Associated Bank NA LOC) ø	0.16	10-1-2036	1,635,000	1,635,000
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	105,168
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,774,760
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,858,865
Glendale WI CDA Series 2012 (Miscellaneous Revenue)	1.20	9-1-2015	1,235,000	1,242,348
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	3.50	4-1-2013	225,000	226,157
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	4-1-2016	1,445,000	1,543,491
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	222,270
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,235,000	1,380,063
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12-1-2023	250,000	279,978
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	6.15	12-1-2032	265,000	303,446

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10%	4-1-2014	$320,000	$326,525
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	130,214
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	429,300
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,665
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	205,628
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	205,538
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,639,300
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,000,000	1,022,870
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.13	9-1-2028	2,555,000	2,555,000
Milwaukee WI RDA Public Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.45	8-1-2014	50,000	50,153
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC/Moral Obligation Insured)	3.80	8-1-2014	50,000	50,879
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC/Moral Obligation Insured)	4.25	8-1-2019	550,000	561,215
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	0.70	4-1-2013	525,000	525,089
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	1.00	4-1-2014	535,000	536,514
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	4.10	4-1-2032	2,000,000	2,083,420
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	475,000	475,219
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	300,000	300,081
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,000,000	1,000,160
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	3.15	8-1-2017	50,000	54,010
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	4.60	8-1-2024	870,000	977,706
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	5.00	8-1-2030	3,000,000	3,407,730
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.13	9-1-2040	4,015,000	4,015,000
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	0.13	5-1-2028	990,000	990,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,107,720
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,771,054
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	317,667
Neenah WI CDA Series A (Miscellaneous Revenue)	5.13	12-1-2023	1,000,000	1,079,620
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,116,060
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-2015	160,000	182,090
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-2017	1,765,000	2,119,165
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-2018	380,000	475,445

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12-15-2021	$2,740,000	$3,599,675
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-2023	1,600,000	2,058,192
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-2026	2,330,000	3,052,859
Sturgeon Bay WI Waterfront RDA (Miscellaneous Revenue)	4.35	10-1-2018	150,000	160,161
Sturgeon Bay WI Waterfront RDA Refunded Series A (Miscellaneous Revenue)	4.50	10-1-2021	175,000	184,429
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	323,598
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	237,466
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	269,600
Verona WI CDA (Miscellaneous Revenue)	4.30	2-1-2015	100,000	102,849
Verona WI CDA (Lease Revenue)	5.38	12-1-2022	830,000	831,735
Warrens WI CDA (Miscellaneous Revenue)	3.70	10-1-2014	300,000	240,303
Warrens WI CDA (Lease Revenue)	5.00	11-1-2016	70,000	54,018
Warrens WI CDA (Lease Revenue)	5.10	11-1-2020	70,000	45,504
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	346,127
Waukesha WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) ±	0.16	12-1-2034	95,000	95,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30	12-1-2016	135,000	141,511
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65	12-1-2017	335,000	356,986
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.00	12-1-2023	150,000	160,791
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.20	12-1-2024	150,000	162,344
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.25	12-1-2025	250,000	267,795
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	763,258
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	915,000	472,067
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2015	280,000	310,016
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2016	385,000	436,347
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2018	50,000	58,605
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2019	2,000,000	2,380,980
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2023	2,870,000	3,383,673
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2027	230,000	268,051
Wisconsin HFA (Housing Revenue, FHA Insured)	6.10	6-1-2021	100,000	116,105
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.63	11-1-2037	25,000	25,499
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.70	5-1-2047	240,000	244,306
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.75	5-1-2037	300,000	300,174

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Housing & EDA MFHR Series A (IDR) ±	4.25%	12-1-2035	$1,960,000	$2,132,108
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)	5.75	11-1-2043	3,485,000	3,862,070
Wisconsin Housing & EDA Series B (Housing Revenue, FNMA LOC, GO of Authority Insured) ø	0.12	10-1-2036	140,000	140,000
Wisconsin Housing & EDA Series B (Housing Revenue, Bank of America NA SPA) ø	0.25	11-1-2039	5,920,000	5,920,000
Wisconsin Housing & EDA Series C (Housing Revenue, PNC Bank NA LOC) ø	0.11	11-1-2044	3,200,000	3,200,000
Wisconsin Housing & EDA Series C (Housing Revenue, GO of Authority Insured, Bank of America NA SPA) ø	0.25	5-1-2037	1,750,000	1,750,000
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.90	11-1-2035	2,015,000	2,072,750

				92,080,392

Total Municipal Obligations (Cost $156,954,572)				165,020,128

Total investments in securities (Cost $156,954,572)*	98.58%	165,020,128
Other assets and liabilities, net	1.42	2,383,430

Total net assets	100.00%	$167,403,558

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

*	Cost for federal income tax purposes is $156,950,712 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,474,369
Gross unrealized depreciation	(404,953)

Net unrealized appreciation	$8,069,416

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	13

Assets
Investments in unaffiliated securities, at value (see cost below)	$165,020,128
Cash	1,278,159
Receivable for investments sold	113,853
Receivable for Fund shares sold	180,735
Receivable for interest	1,440,247
Prepaid expenses and other assets	27,629

Total assets	168,060,751

Liabilities
Dividends payable	39,895
Payable for investments purchased	106,775
Payable for Fund shares redeemed	386,373
Advisory fee payable	24,391
Distribution fees payable	8,076
Due to other related parties	34,363
Shareholder servicing fees payable	34,814
Accrued expenses and other liabilities	22,506

Total liabilities	657,193

Total net assets	$167,403,558

NET ASSETS CONSIST OF
Paid-in capital	$159,359,294
Overdistributed net investment income	(10,755)
Accumulated net realized losses on investments	(10,537)
Net unrealized gains on investments	8,065,556

Total net assets	$167,403,558

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$24,294,058
Shares outstanding – Class A	2,186,017
Net asset value per share – Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets – Class C	$12,290,387
Shares outstanding – Class C	1,105,885
Net asset value per share – Class C	$11.11
Net assets – Investor Class	$130,819,113
Shares outstanding – Investor Class	11,770,461
Net asset value per share – Investor Class	$11.11

Investments in unaffiliated securities, at cost	$156,954,572

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of operations—six months ended December 31, 2012 (unaudited)

Investment income
Interest	$2,617,769

Expenses
Advisory fee	287,794
Administration fees
Fund level	41,114
Class A	18,898
Class C	9,677
Investor Class	122,298
Shareholder servicing fees
Class A	29,528
Class C	15,121
Investor Class	160,699
Distribution fees
Class C	45,363
Custody and accounting fees	4,489
Professional fees	17,016
Registration fees	18,779
Shareholder report expenses	12,335
Trustees' fees and expenses	6,392
Other fees and expenses	3,709

Total expenses	793,212
Less: Fee waivers and/or expense reimbursements	(152,951)

Net expenses	640,261

Net investment income	1,977,508

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	226,627
Futures transactions	27,287

Net realized gains on investments	253,914

Net change in unrealized gains (losses) on investments	222,086

Net realized and unrealized gains (losses) on investments	476,000

Net increase in net assets resulting from operations	$2,453,508

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Wisconsin Tax-Free Fund	15

	Six months ended December 31, 2012 (unaudited)		Year ended June 30, 2012

Operations
Net investment income		$1,977,508		$4,114,720
Net realized gains (losses) on investments		253,914		(72,448)
Net change in unrealized gains (losses) on investments		222,086		5,176,504

Net increase in net assets resulting from operations		2,453,508		9,218,776

Distributions to shareholders from
Net investment income
Class A		(293,759)		(488,831)
Class C		(104,692)		(247,514)
Investor Class		(1,579,081)		(3,378,359)
Net realized gains
Class A		(27,770)		(16,477)
Class C		(14,336)		(10,878)
Investor Class		(153,964)		(113,156)

Total distributions to shareholders		(2,173,602)		(4,255,215)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	595,750	6,652,110	1,119,405	12,264,691
Class C	138,459	1,545,421	238,124	2,602,720
Investor Class	1,483,224	16,579,226	2,351,006	25,792,948

		24,776,757		40,660,359

Reinvestment of distributions
Class A	25,144	281,381	38,455	421,282
Class C	9,808	109,788	21,296	233,063
Investor Class	139,228	1,558,009	271,742	2,975,199

		1,949,178		3,629,544

Payment for shares redeemed
Class A	(314,522)	(3,529,479)	(358,469)	(3,926,457)
Class C	(69,797)	(780,752)	(126,216)	(1,384,753)
Investor Class	(803,447)	(8,977,885)	(1,107,731)	(12,152,552)

		(13,288,116)		(17,463,762)

Net increase in net assets resulting from capital share transactions		13,437,819		26,826,141

Total increase in net assets		13,717,725		31,789,702

Net assets
Beginning of period		153,685,833		121,896,131

End of period		$167,403,558		$153,685,833

Overdistributed net investment income		$(10,755)		$(10,731)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$11.09	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.14	0.34	0.36	0.32	0.38	0.09
Net realized and unrealized gains (losses) on investments	0.03	0.42	0.01	0.35	0.06	(0.07)

Total from investment operations	0.17	0.76	0.37	0.67	0.44	0.02
Distributions to shareholders from
Net investment income	(0.14)	(0.34)	(0.36)	(0.32)	(0.38)	(0.09)
Net realized gains	(0.01)	(0.01)	0.00	(0.11)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.35)	(0.36)	(0.43)	(0.38)	(0.09)
Net asset value, end of period	$11.11	$11.09	$10.68	$10.67	$10.43	$10.37
Total return[2]	1.56%	7.19%	3.52%	6.52%	4.38%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.92%	0.92%	0.93%	0.97%	0.99%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.68%	0.70%
Net investment income	2.49%	3.06%	3.43%	3.00%	3.71%	3.34%
Supplemental data
Portfolio turnover rate	12%	14%	60%	48%	126%	102%
Net assets, end of period (000s omitted)	$24,294	$20,844	$11,540	$7,535	$5,110	$331

1.	For the period from March 31, 2008 (commencement of operations) to June 30, 2008.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.09	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.10	0.26	0.27	0.23	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.03	0.42	0.01	0.35	0.06	(0.05)

Total from investment operations	0.13	0.68	0.28	0.58	0.36	0.25
Distributions to shareholders from
Net investment income	(0.10)	(0.26)	(0.27)	(0.23)	(0.30)	(0.30)
Net realized gains	(0.01)	(0.01)	0.00	(0.11)	0.00	(0.02)

Total distributions to shareholders	(0.11)	(0.27)	(0.27)	(0.34)	(0.30)	(0.32)
Net asset value, end of period	$11.11	$11.09	$10.68	$10.67	$10.43	$10.37
Total return[1]	1.18%	6.40%	2.71%	5.67%	3.54%	2.40%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.67%	1.67%	1.68%	1.73%	1.82%
Net expenses	1.45%	1.45%	1.48%	1.49%	1.49%	1.49%
Net investment income	1.73%	2.32%	2.56%	2.20%	2.89%	2.82%
Supplemental data
Portfolio turnover rate	12%	14%	60%	48%	126%	102%
Net assets, end of period (000s omitted)	$12,290	$11,393	$9,552	$10,979	$7,528	$5,123

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2012 (unaudited)	Year ended June 30
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.09	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.14	0.33	0.35	0.31	0.37	0.38
Net realized and unrealized gains (losses) on investments	0.03	0.42	0.01	0.35	0.06	(0.05)

Total from investment operations	0.17	0.75	0.36	0.66	0.43	0.33
Distributions to shareholders from
Net investment income	(0.14)	(0.33)	(0.35)	(0.31)	(0.37)	(0.38)
Net realized gains	(0.01)	(0.01)	0.00	(0.11)	0.00	(0.02)

Total distributions to shareholders	(0.15)	(0.34)	(0.35)	(0.42)	(0.37)	(0.40)
Net asset value, end of period	$11.11	$11.09	$10.68	$10.67	$10.43	$10.37
Total return[1]	1.54%	7.16%	3.49%	6.46%	4.31%	2.95%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.95%	0.95%	0.99%	1.05%	1.22%
Net expenses	0.73%	0.73%	0.73%	0.75%	0.75%	0.75%
Net investment income	2.45%	3.04%	3.32%	2.94%	3.64%	3.57%
Supplemental data
Portfolio turnover rate	12%	14%	60%	48%	126%	102%
Net assets, end of period (000s omitted)	$130,819	$121,449	$100,804	$108,326	$92,061	$88,130

1.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

20	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2012, the Fund had post-enactment capital loss carryforwards (losses incurred in taxable years which began after December 22, 2010) which consisted of $2,733 in short-term capital losses and $69,507 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$165,020,128	$0	$165,020,128

Further details on the major security type listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2012, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A, 1.45% for Class C, and 0.73% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets.

For the six months ended December 31, 2012, Wells Fargo Funds Distributor, LLC received $3,180 from the sale of Class A shares and $180 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

22	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2012 were $23,978,460 and $15,314,402, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

As of December 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $365,475 in short futures contracts during the six months ended December 31, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2012, the Fund paid $101 in commitment fees.

For the six months ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Wisconsin Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RAN	— Revenue Anticipation Note
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214202 02-13 SA259/SAR259 12-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 101.51%

Alabama: 0.12%
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25%	1-1-2020	$3,000,000	$2,993,070
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	1-1-2018	775,000	789,477

				3,782,547

Alaska: 0.90%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	25,000,000	25,000,000
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured)	5.25	12-1-2021	3,000,000	3,003,150

				28,003,150

Arizona: 1.20%
Arizona Health Facilities Authority Phoenix Children's Hospital Series A (Health Revenue) ±	1.13	2-1-2042	8,370,000	8,334,093
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-2017	1,865,000	2,103,366
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-2018	690,000	792,086
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	13,000,000	13,124,150
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60	12-1-2016	475,000	478,420
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	104,449
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-2035	7,515,000	8,463,318
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,094,750
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,092,040
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,094,260
Verrado AZ Community Facilities District #1 (GO)	6.00	7-15-2013	730,000	741,016

				37,421,948

California: 18.40%
Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	7-1-2025	2,500,000	1,903,600
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2018	9,835,000	8,403,221
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2019	12,000,000	9,798,720
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2020	9,710,000	7,530,105
Alameda County CA COP (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-15-2019	1,400,000	1,017,072
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	886,748
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,466,236
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	1,717,000
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,175,356

2	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00%	8-1-2031	$7,500,000	$3,128,925
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	384,792
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	530,423
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2039	2,005,000	525,651
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Episcopal Senior Communities Project Series C-3 (Health Revenue, California Mortgages Insured)	2.15	7-1-2019	3,750,000	3,705,075
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue, California Mortgages Insured) %%	5.00	4-1-2024	1,000,000	1,170,260
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue, California Mortgages Insured) %%	5.00	4-1-2032	2,295,000	2,589,242
California CDA Barclays Series 23B (Miscellaneous Revenue, Barclays Bank LIQ) 144Aø	0.23	9-1-2042	8,945,000	8,945,000
California County CA Tobacco Securitization Agency Golden Gate Tobacco Turbo Series A (Tobacco Revenue)	4.50	6-1-2021	2,130,000	2,115,197
California Educational Facilities Authority MSTR Series 45A (Education Revenue, Societe Generale LIQ) ø	0.20	10-1-2033	5,000,000	5,000,000
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-2018	2,300,000	1,737,512
California HFA MFHR Series B (Housing Revenue, AMBAC/FHA Insured)	6.05	8-1-2016	365,000	365,748
California HFFA Community Program for Persons with Developmental Disabilities Series 2011-A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-2026	2,400,000	2,923,224
California HFFA Providence Health Services Series C (Health Revenue) 144A(h)	6.50	10-1-2038	10,050,000	12,178,088
California M-S-R Energy Authority Series 2009B (Utilities Revenue)	6.13	11-1-2029	30,000,000	37,813,200
California MSTR Class A (GO, Societe Generale LOC, Societe Generale LIQ) ø	0.16	6-1-2032	38,000,000	38,000,000
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,710,680
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2020	3,000,000	3,757,830
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2021	4,000,000	5,057,080
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2022	6,500,000	8,275,345
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2023	16,905,000	21,474,591
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-2031	1,690,000	1,885,449
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,000,000	1,006,180
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,850,551
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	484,530
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	550,920
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	544,170
Clovis CA Unified School District CAB Election of 2001 Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2025	535,000	340,324
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	417,190
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	394,230

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00%	8-1-2033	$1,000,000	$366,240
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2037	15,000,000	4,215,900
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	896,044
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	663,900
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	139,975
Compton CA Unified School District CAB Election of 2002 Series D (GO, AMBAC Insured) ¤	0.00	6-1-2018	7,295,000	6,181,418
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ø	0.00	8-1-2039	2,920,000	2,908,933
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	566,656
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	687,405
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	862,180
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	812,720
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	636,311
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	443,427
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	549,245
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	550,920
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	5,340,000	2,582,104
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	9,800,000	3,874,430
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-2019	2,650,000	1,802,848
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-2020	2,755,000	1,745,265
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2024	4,000,000	2,584,160
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,267,436
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2026	4,770,000	2,789,067
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2027	4,955,000	2,729,809
Hawthorne CA School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	11-1-2025	1,265,000	709,387
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	2,000,000	2,042,120
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2027	1,265,000	722,543
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2029	1,170,000	609,652
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,260,440
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,455,000	7,735,135
M-S-R Energy Authority California Series B (Utilities Revenue)	6.50	11-1-2039	7,000,000	9,452,450
Madera County CA COP Valley Children's Hospital (Health Revenue, NATL-RE Insured)	6.50	3-15-2015	345,000	363,247
Merced CA City School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2024	1,375,000	859,526
Merced CA Union High School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2020	1,695,000	1,382,459
Modesto CA High School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2024	2,215,000	1,384,619
Monrovia CA Unified School District CAB Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2023	3,175,000	2,104,771

4	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Montebello CA Unified School District CAB Election of 1998 (GO, NATL-RE/FGIC Insured) ¤	0.00%	8-1-2024	$1,130,000	$686,622
Montebello CA Unified School District CAB Election of 1998 (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2025	2,335,000	1,344,119
Montebello CA Unified School District CAB Election of 1998 (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2027	2,775,000	1,391,441
Monterey Peninsula CA Community College District CAB Election of 2002 Series C (GO, AGM Insured) ¤	0.00	8-1-2022	2,165,000	1,451,892
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,120,020
Napa Valley CA Community College District CAB Election of 2002 Series C (GO, NATL-RE Insured) ¤	0.00	8-1-2023	4,760,000	3,005,464
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	987,837
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	6,265,000	5,671,830
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	41,160,000	33,448,262
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series E (GO, AGM Insured) ¤	0.00	8-1-2030	195,000	84,252
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2027	6,250,000	3,443,250
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2029	6,650,000	3,215,541
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.13	8-1-2029	5,000,000	5,718,200
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	1,000,000	1,189,450
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	803,040
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	867,100
Palo Alto CA Unified School District CAB Election of 2008 (GO) ¤	0.00	8-1-2031	8,525,000	4,189,270
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2024	5,125,000	3,310,955
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,230,520
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2027	1,720,000	947,582
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2028	2,420,000	1,266,241
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2029	3,345,000	1,617,441
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	1,740,000	700,559
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, NATL-RE Insured) ¤	0.00	8-1-2019	4,340,000	3,682,403
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO) ¤	0.00	8-1-2038	10,000,000	2,795,400
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-2034	12,575,000	4,355,980
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-2035	13,880,000	4,550,142
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-2036	6,615,000	2,059,316
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-2037	5,000,000	1,477,850
Palomar CA Pomerado Health PFOTER Series 4683 (GO, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.43	8-1-2037	31,250,000	31,250,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,119,945
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,249,164
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,116,083
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	2,963,977
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	906,819
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	787,440
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,592,715
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	5-1-2014	625,000	631,931

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	5

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, NATL-RE Insured) ¤	0.00%	8-1-2025	$1,445,000	$804,619
Rialto CA Unified School District CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	6-1-2025	11,085,000	6,119,585
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	2,275,000	2,592,317
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,381,508
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.62	12-1-2035	4,995,000	4,995,000
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.19	12-1-2035	26,600,000	26,600,000
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2035	5,900,000	1,873,014
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2036	5,000,000	1,505,300
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,202,604
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,369,780
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,143,541
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2022	2,500,000	3,019,000
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2027	2,350,000	1,299,080
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2028	2,800,000	1,454,600
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2029	1,830,000	898,201
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2030	3,085,000	1,432,983
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	2,750,000	1,277,375
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	876,400
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	614,415
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	380,460
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	716,800
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	509,940
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2036	14,395,000	4,612,158
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ¤##	0.00	4-1-2036	28,000,000	28,005,320
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	11-1-2039	4,000,000	4,000,000
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	7-1-2015	300,000	329,397
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2026	2,515,000	1,445,320
Santa Fe Springs CA Community Development Commission Construction Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	5.00	9-1-2015	1,900,000	2,046,908
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.68	11-1-2038	15,000,000	11,567,100
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2036	6,420,000	1,771,278
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	1-1-2018	4,975,000	4,527,200
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	319,923
Tahoe-Truckee CA Unified School District CAB #2-A (GO, NATL-RE/FGIC Insured) ¤	0.00	8-1-2024	2,965,000	1,902,492
Union Elementary School District California CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	9-1-2024	2,800,000	1,844,500
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,176,150

6	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
West Contra Costa CA Unified School District 2005 CAB Series D-2 (GO, AGM Insured) ¤	0.00%	8-1-2036	$20,700,000	$6,218,073
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2028	11,355,000	5,530,566
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	775,862
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2032	10,000,000	3,818,000
West Contra Costa CA Unified School District CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,377,270
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	679,400

				572,485,699

Colorado: 2.23%
Colorado E-470 Public Highway Authority (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-2020	9,975,000	7,493,021
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-2020	7,755,000	5,825,401
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-2022	4,500,000	3,013,830
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue)	7.13	12-1-2033	2,200,000	2,669,172
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12-15-2035	4,185,000	4,233,797
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75	7-1-2019	1,165,000	1,165,548
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue) %%	5.50	10-1-2017	295,000	307,980
Colorado ECFA Charter School Monument Academy Project Series A (Miscellaneous Revenue)	7.25	10-1-2039	500,000	557,810
Colorado ECFA Charter School Series B (Miscellaneous Revenue)	7.25	11-1-2034	4,330,000	4,965,254
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,465,853
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) 144A	5.75	12-1-2037	4,100,000	4,067,569
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25	10-1-2033	4,000,000	4,789,080
Colorado HFA Series A2 (Housing Revenue, NATL-RE Insured)	6.50	8-1-2031	490,000	494,479
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured)	6.70	8-1-2017	340,000	362,192
Colorado HFA SFHR Series D-2 (Housing Revenue) %%	6.90	4-1-2029	175,000	180,380
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12-15-2020	475,000	524,381
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12-15-2025	455,000	508,463
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12-15-2040	3,905,000	4,509,572
Colorado Public Authority for Energy Natural Gas Purchase Project Series 2008 (Utilities Revenue)	5.75	11-15-2018	2,010,000	2,292,445
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2017	3,655,000	4,014,944
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2020	3,730,000	4,030,750
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	1,825,000	1,933,624

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05%	5-1-2015	$310,000	$324,564
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	290,000	303,497
Larimer County CO School District #1 (GO, NATL-RE Insured)	7.00	12-15-2016	2,250,000	2,575,170
University of Colorado Hospital Authority Series A (Health Revenue) %%	5.00	11-15-2036	6,000,000	6,703,080

				69,311,856

Connecticut: 0.70%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	900,000	902,376
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured)	5.25	6-15-2022	2,000,000	2,018,660
Connecticut State Series A (GO) ±	1.23	4-15-2019	4,050,000	4,109,292
Connecticut State Series A (GO) ±	1.38	4-15-2020	5,900,000	5,979,945
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	1,975,000	1,982,189
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2015	5,235,000	5,252,276
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,425,980
New Haven CT Escrowed to Maturity Series C (GO, NATL-RE Insured)	5.00	11-1-2019	5,000	5,070

				21,675,788

District of Columbia: 0.54%
District of Columbia Cesar Chavez Public Charter School (Miscellaneous Revenue) %%	6.50	11-15-2021	5,645,000	6,217,064
District of Columbia Family & Child Services (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	7-1-2041	3,215,000	3,215,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	11-1-2042	5,000,000	5,000,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,411,900

				16,843,964

Florida: 3.23%
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-2021	2,200,000	2,439,118
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,905,000	1,865,433
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,149,460
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,288,300
Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,211,740
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,330,214
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,673,938
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75	11-15-2032	5,000,000	5,066,400

8	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	5.50%	6-15-2022	$1,240,000	$1,238,152
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	825,000	958,551
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,815,000	3,105,874
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	110,000	110,250
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	535,000	468,794
Hollywood FL Community Redevelopment Agency (IDR)	5.13	3-1-2014	1,440,000	1,464,667
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	5-1-2030	2,700,000	1,351,809
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	593,314
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,312,074
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,341,508	1,342,232
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,655,000	2,346,011
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue) %%	7.65	5-1-2032	1,720,000	1,721,290
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,333,668
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-02 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.87	10-13-2023	30,000,000	30,000,000
North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	5-1-2019	1,012,000	1,015,026
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50	8-1-2013	330,000	347,318
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,366,220
Saint Petersburg FL Health Facilities Authority All Children's Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,555,395
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11-15-2026	2,275,000	2,427,835
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11-15-2041	3,525,000	4,026,467
Seminole Tribe Florida Gaming Division Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-2017	4,450,000	4,652,431
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,194,436
St. John's County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±	7.88	1-1-2041	1,000,000	1,002,540
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10-1-2016	3,965,000	3,466,203
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-2020	2,020,000	2,226,040
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-2021	2,140,000	2,372,661
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-2022	2,265,000	2,504,139

				100,528,000

Georgia: 1.37%
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	7-1-2018	2,640,000	2,648,026

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38%	7-1-2025	$2,370,000	$2,399,435
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	625,369
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2018	3,200,000	3,647,456
Georgia Main Street Natural Gas Incorporated Series 2006A (Utilities Revenue)	5.00	3-15-2022	4,675,000	5,308,883
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-2016	2,175,000	2,203,319
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-2017	2,220,000	2,248,416
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-2018	2,500,000	2,531,650
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	1-1-2024	400,000	575,524
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE/Bank of New York Insured)	6.50	1-1-2017	450,000	501,939
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,298,300
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2018	1,860,000	2,113,295
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	3,230,000	3,831,071
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	4,635,000	5,633,843
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,685,000	1,855,808
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	2-1-2025	3,870,000	4,078,283

				42,500,617

Guam: 0.44%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	13,302,021
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	450,000	476,460
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	67,878

				13,846,359

Hawaii: 0.32%
Hawaii Pacific Health Special Purpose Revenue Various Department Budget and Finance Series 2004B (Health Revenue, JPMorgan Chase Bank LOC) ø	0.15	7-1-2033	10,000,000	10,000,000

Idaho: 0.59%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,416,612
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,558,840
Idaho Housing & Finance Association Arts Charter School Project Series A (Miscellaneous Revenue)	5.75	12-1-2032	500,000	530,625

10	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Idaho (continued)
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue)	6.50%	12-1-2038	$1,350,000	$1,470,555
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-2038	500,000	540,415
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	7-1-2039	2,500,000	2,764,350
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	7-1-2038	1,500,000	1,579,545
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	7-1-2015	5,000	5,016
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Mortgages Insured)	6.15	1-1-2028	50,000	50,182
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-2014	130,000	132,250
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	420,000	420,991

				18,469,381

Illinois: 12.65%
Aurora IL Series B (Tax Revenue)	5.85	12-30-2013	1,775,000	1,817,050
Chicago IL Board of Education CAB City Colleges (GO, NATL-RE/ FGIC Insured) ¤	0.00	1-1-2025	5,000,000	3,134,300
Chicago IL Board of Education CAB School Reform Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2023	7,500,000	5,073,600
Chicago IL Board of Education CAB School Reform Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2020	1,000,000	800,580
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2030	39,000,000	17,913,090
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2028	15,390,000	7,892,454
Chicago IL Board of Education Floater Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.96	12-1-2034	32,000,000	32,000,000
Chicago IL Board of Education Series A (GO, AGM Insured) ##	5.00	12-1-2042	30,000,000	32,846,700
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,000,000	1,133,600
Chicago IL CAB Project & Refunding Series A (GO, NATL-RE Insured) ±	5.56	1-1-2021	3,060,000	3,437,941
Chicago IL CAB Project & Refunding Series C (GO, AGM-CR Insured) ¤	0.00	1-1-2026	7,360,000	4,336,954
Chicago IL CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2027	3,755,000	2,101,298
Chicago IL CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2028	5,515,000	2,909,107
Chicago IL CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2029	4,080,000	2,036,614
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	500,000	433,705
DuPage County IL Community Unit School District #46 School Building (GO, AMBAC Insured) ¤	0.00	1-1-2023	23,450,000	17,155,551
DuPage County IL Special Service Area #31 Monarch Landing Project (Tax Revenue)	5.40	3-1-2016	129,000	130,597
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue)	7.88	7-1-2020	112,544	80,911
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,000,000	5,986,050
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,506,962
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	1,115,000	1,273,386
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,687,739
Illinois Finance Authority Edward Hospital Project Series B-1 (Health Revenue, JPMorgan Chase Bank LOC) ø	0.13	2-1-2040	8,625,000	8,625,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00%	5-15-2013	$1,300,000	$1,303,458
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00	5-15-2014	1,000,000	1,005,210
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	9-1-2018	1,150,000	1,159,752
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	7-1-2027	305,000	262,108
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,852,050
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	5,000,000	5,409,450
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,336,400
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12-20-2041	4,070,000	4,237,440
Illinois Series A (GO)	4.00	9-1-2019	5,000,000	5,413,050
Illinois Series A (GO)	4.00	1-1-2021	1,250,000	1,349,400
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	21,000,000	21,000,000
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	6-15-2021	7,595,000	5,761,491
Illinois State (GO)	5.00	8-1-2018	15,000,000	17,311,800
Illinois State (GO, AMBAC Insured)	5.00	4-1-2020	5,905,000	6,320,712
Illinois State (GO)	5.00	8-1-2025	4,000,000	4,571,760
Illinois State (GO, AMBAC Insured)	5.00	4-1-2027	7,475,000	7,866,840
Illinois State (GO, AMBAC Insured)	5.00	4-1-2028	6,705,000	7,036,160
Illinois State (GO)	5.50	1-1-2030	2,900,000	3,570,944
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)	6.88	10-1-2031	2,000,000	2,299,260
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)	7.13	10-1-2041	1,300,000	1,513,005
Illinois State Finance Authority Rest Haven Christian Service Project Series C (Health Revenue) ø	0.87	11-15-2034	6,145,000	6,145,000
Illinois State Series 1 (GO, NATL-RE/FGIC Insured)	6.00	11-1-2026	3,000,000	3,648,660
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,436,230
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	4,066,737
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,034,949
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	6,794,513
Lake County IL Community Consolidated School District #24 Millburn CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2015	1,745,000	1,619,517
Lake County IL Community Consolidated School District #38 CAB (GO, AMBAC Insured) ¤	0.00	2-1-2024	5,385,000	3,060,834
Lake County IL School District #24 Millburn CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2024	2,000,000	1,271,560
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2016	1,115,000	987,567
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2017	455,000	385,226
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2018	4,075,000	3,294,352
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2019	675,000	518,238
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2020	1,250,000	906,938
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2021	960,000	656,842

12	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Lake County IL Township High School District #126 Zion-Benton CAB (GO, NATL-RE/FGIC Insured) ¤	0.00%	2-1-2020	$910,000	$731,858
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2019	765,000	636,442
McHenry & Kane Counties IL Community School District #158 CAB (GO, AGM-CR/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,294,638
McHenry & Kane Counties IL Community School District #158 CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	1-1-2021	2,100,000	1,587,243
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-2021	7,560,000	5,582,531
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-2024	6,850,000	4,292,005
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-15-2025	15,360,000	9,306,317
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-2025	6,600,000	3,911,688
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	7,400,000	4,017,756
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured) ¤	0.00	6-15-2028	29,980,000	15,463,084
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE/FGIC Insured) ¤	0.00	6-15-2029	20,400,000	9,983,760
Regional Transportation Authority Illinois (Tax Revenue, AGM GO of Authority Insured)	5.75	6-1-2023	400,000	512,676
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Financial Guaranty Corporation Insured)	5.88	8-15-2018	3,100,000	3,113,547
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,236,923
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	3-1-2031	1,500,000	1,291,725
Springfield IL Senior Lien Notes (Utilities Revenue, NATL-RE Insured)	5.00	3-1-2024	1,410,000	1,514,298
Tazewell County IL School District #51 (GO, NATL-RE/FGIC Insured)	9.00	12-1-2023	555,000	865,567
Town of Cicero IL Series A (GO, XLCA Insured)	5.25	1-1-2016	2,000,000	2,128,440
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-2025	765,000	480,221
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-2026	2,355,000	1,388,013
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-2027	2,435,000	1,363,697
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,955,940
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	11-1-2023	1,500,000	1,029,450

				393,408,461

Indiana: 1.32%
Indiana Development Finance Authority Revenue Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15	2-1-2039	20,000,000	20,000,000
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	8-1-2039	2,000,000	2,328,700
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,359,422
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-2037	6,000,000	6,497,520

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50%	3-1-2027	$2,000,000	$2,170,700
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, AMBAC Insured)	5.00	1-1-2023	2,750,000	3,012,020
Zionsville IN Community School Building Corporation CAB Series A (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	1-15-2026	660,000	411,536
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	7-15-2028	3,030,000	1,688,098
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	1-15-2029	3,020,000	1,623,371

				41,091,367

Iowa: 0.18%
Iowa Finance Authority Graceland University Project (Education Revenue, Bank of America NA LOC) ø	0.16	2-1-2033	5,545,000	5,545,000

Kansas: 0.54%
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	9-1-2026	1,165,000	757,739
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) ±	6.70	6-1-2029	155,000	157,337
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	405,000	427,461
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue) ¤	0.00	6-1-2021	24,025,000	15,607,121

				16,949,658

Kentucky: 0.71%
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2023	4,045,000	2,555,591
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2028	4,845,000	2,242,993
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2024	9,260,000	5,557,574
Kentucky EDFA Norton Hospital Center Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2020	9,120,000	6,865,627
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) ±	5.95	10-1-2017	4,580,000	4,764,345

				21,986,130

Louisiana: 1.43%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-2018	2,415,000	2,547,825
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	5-15-2030	1,450,000	1,478,986
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	1,700,000	1,995,052
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,326,020
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	899,961
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	385,718

14	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35%	11-1-2040	$30,000,000	$30,000,000

				44,633,562

Maine: 0.33%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured) %%	5.88	12-1-2039	8,965,000	10,178,951

Maryland: 0.13%
Howard County MD COP Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	299,000	409,759
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	7-1-2022	1,000,000	1,001,910
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	7-1-2021	500,000	501,145
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	255,000	260,233
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	9-1-2015	1,775,000	1,857,893

				4,030,940

Massachusetts: 2.50%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2031	2,150,000	2,661,012
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2039	3,900,000	4,816,500
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	3,180,000	3,597,916
Massachusetts Educational Finance Authority Series E (Education Revenue, AMBAC Insured)	5.30	1-1-2016	1,315,000	1,318,314
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	3,175,000	3,691,827
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,662,340
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,320,340
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.01	7-1-2038	25,000,000	24,721,250
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12-1-2034	100,000	101,417
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (IDR, AMBAC Insured)	5.50	1-1-2013	800,000	800,000
Massachusetts State Water Resources Series D Class 6 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.53	8-1-2025	11,595,000	11,595,000
University of Massachusetts Building Authority Series A (Education Revenue, Commonwealth Guaranty Insured, Bank of America NA SPA) ø	0.17	5-1-2038	14,405,000	14,405,000

				77,690,916

Michigan: 6.63%
Cesar Chavez Academy Michigan Incorporated COP (Miscellaneous Revenue)	8.00	2-1-2033	1,400,000	1,436,848
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	4-1-2015	5,855,000	5,330,333
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured) ##	5.00	5-1-2019	6,950,000	7,574,875
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	3,150,000	3,503,052
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,375,066
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,240,835

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Sewage Disposal Refunding Revenue Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00%	7-1-2020	$5,000,000	$5,300,500
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.25	7-1-2016	2,170,000	2,397,590
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, NATL-RE, FGIC Insured)	6.50	7-1-2024	1,410,000	1,682,045
Detroit MI Sewer Disposal System Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	21,240,592
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,519,573
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2022	3,225,000	3,396,796
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2023	3,340,000	3,509,238
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2024	3,650,000	3,824,580
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2025	2,000,000	2,090,500
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.00	7-1-2026	2,080,000	2,170,542
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-2022	1,500,000	1,596,405
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,697,269
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-2019	2,540,000	2,582,266
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	6.50	10-1-2020	225,000	249,030
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	8.00	10-1-2040	1,175,000	1,413,889
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	445,000	483,337
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,233,859
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,428,569
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12-1-2020	1,635,000	1,660,310
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12-1-2030	2,000,000	2,020,020
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11-1-2015	195,000	202,730
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25	11-1-2020	440,000	484,682
Michigan Finance Authority Sparrow Hospital Obligation Group (Health Revenue)	5.00	11-15-2036	2,000,000	2,206,340
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	4,000,000	4,522,560
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2023	10,000,000	10,650,600
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	11-1-2021	150,000	145,107

16	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	5-1-2017	$550,000	$588,588
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12-1-2016	2,770,000	2,806,841
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2015	1,480,000	1,539,748
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2017	2,475,000	2,577,267
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-2023	1,185,000	1,213,523
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	5-1-2016	1,000,000	1,010,730
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	5-1-2017	450,000	450,338
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	4.00	5-1-2019	100,000	100,114
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2016	175,000	159,931
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2017	230,000	202,391
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2019	75,000	60,897
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2020	155,000	119,979
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.73	5-1-2029	59,855,000	59,855,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	9-1-2039	3,500,000	3,141,390
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue) 144A	6.50	9-1-2037	2,000,000	1,387,020
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue)	8.50	9-1-2029	1,500,000	1,345,575
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	1,222,500	1,262,488
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) %%	6.25	10-1-2023	890,000	897,147
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12-1-2030	2,085,000	2,321,731
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63	12-1-2039	4,170,000	4,680,450
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	540,225
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,475,304
Star International Academy Michigan (Miscellaneous Revenue)	2.40	3-1-2014	140,000	140,706
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	101,259
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	203,868
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	102,890
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	1,350,000	1,429,677
Star International Academy Michigan COP (Miscellaneous Revenue)	6.13	3-1-2037	1,150,000	1,183,477
Wayne County MI Airport Authority Junior Lien (Airport Revenue, NATL-RE/FGIC Insured)	5.00	12-1-2016	1,115,000	1,257,140

				206,325,632

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.18%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00%	8-1-2038	$750,000	$800,460
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11-1-2037	50,000	51,302
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2013	1,715,000	1,713,902
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,141,943
St. Paul MN Housing and Revelopment Authority Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	5.00	9-1-2027	1,000,000	1,009,860

				5,717,467

Mississippi: 0.01%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Financial Guaranty Corporation Insured)	5.00	10-1-2022	450,000	440,793

Missouri: 0.97%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,779,262
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,850,000	3,073,355
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10-1-2035	1,615,000	1,846,397
Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	9-1-2026	460,000	469,481
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	6-1-2015	750,000	833,070
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	6-1-2016	1,500,000	1,717,185
St. Charles County MO Public Water Supply District #2 COP Series A (Miscellaneous Revenue, Bank of America NA LOC) ø	0.16	12-1-2033	13,350,000	13,350,000
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	7-15-2019	2,375,000	1,873,186
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,368,300

				30,310,236

Montana: 0.16%
Forsyth MT PacifiCorp Project (IDR, JPMorgan Chase Bank LOC) ø	0.16	1-1-2018	5,000,000	5,000,000

Nevada: 0.78%
Clark County NV Airport Jet Project Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-2019	3,000,000	3,060,510
Clark County NV Economic Development Bishop Gorman High School Project (Education Revenue, Bank of America NA LOC) ø	0.16	12-1-2041	16,435,000	16,435,000
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,789,867
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.13	6-1-2027	1,900,000	1,971,497

				24,256,874

New Hampshire: 0.04%
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Financial Guaranty Corporation Insured) ¤	0.00	1-1-2021	2,375,000	1,046,045
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Financial Guaranty Corporation Insured) ¤	0.00	1-1-2025	250,000	72,355

				1,118,400

18	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 4.57%
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, NATL-RE/FGIC Insured) ±	4.90%	10-1-2040	$3,715,000	$3,933,628
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.93	2-1-2018	3,000,000	3,066,540
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2027	290,000	306,179
New Jersey HEFAR Student Loan Series 1A (Education Revenue) ø	4.75	12-1-2029	890,000	890,000
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC/FHA Insured)	5.40	11-1-2017	970,000	972,047
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11-1-2017	815,000	829,694
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11-1-2013	2,530,000	2,538,071
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11-1-2014	840,000	843,041
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	5-1-2020	185,000	185,451
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11-1-2020	340,000	340,809
New Jersey PFOTER Series 4712 (Transportation Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2022	28,175,000	28,175,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, NATL-RE/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.68	9-1-2027	31,245,000	31,245,000
New Jersey State HEFAR Series 1 (Education Revenue)	5.00	12-1-2018	15,000,000	16,864,950
New Jersey State HEFAR Series 1 (Education Revenue)	5.00	12-1-2020	10,205,000	11,518,996
New Jersey State HEFAR Series A (Education Revenue)	5.63	6-1-2030	2,650,000	3,003,590
New Jersey State Transportation System Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.75	6-15-2025	10,000,000	12,981,400
New Jersey State TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	12,362,486
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-2023	1,500,000	1,799,010
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-2024	1,500,000	1,773,840
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-2025	3,400,000	3,992,620
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-2026	3,920,000	4,586,204

				142,208,556

New Mexico: 0.06%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	1,195,000	1,345,379
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-2013	375,000	374,663

				1,720,042

New York: 6.76%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	1,120,000	1,121,366
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	2-1-2041	10,005,000	10,999,197
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	10,147,440
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,981,443
New York City NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.17	8-1-2027	20,000,000	20,000,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York City NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26%	1-1-2036	$20,000,000	$20,000,000
New York City NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	17,050,000	17,050,000
New York City NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.23	6-15-2033	7,500,000	7,500,000
New York City NY Transitional Finance Authority Adjusted Future Tax Secured Series A-1 (Tax Revenue, TD Bank NA SPA) ø	0.12	11-15-2028	3,300,000	3,300,000
New York City NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.22	8-1-2023	19,800,000	19,800,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.94	5-1-2018	3,460,000	3,431,836
New York Local Government Assistance Corporation Sub Lien Series A (Tax Revenue, AGM GO of Corporation Insured) ±(m)(n)	0.18	4-1-2017	125,000	118,125
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	14,130,885
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,970,200
New York NY Sub Series H-2 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	3,815,000	3,815,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	1-15-2039	2,500,000	2,928,300
New York State Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,952,200
New York State Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) ±(x)	12.82	7-1-2026	4,300,000	4,338,012
New York State Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,611,492
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-2013	12,000,000	12,009,840
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured)	5.50	7-1-2016	4,430,000	4,437,442
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-2014	915,000	979,938
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-2016	685,000	801,217
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-2016	65,000	79,070
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, NATL-RE Insured)	5.75	12-1-2025	4,000,000	4,001,120
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	10,000,000	10,098,700
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	551,502
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	551,590
Westchester County NY IDAG Kendal on Hudson Project (Health Revenue) ø	0.85	1-1-2034	12,860,000	12,860,000
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-2024	2,380,000	2,739,261

				210,305,176

North Carolina: 0.78%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,455,463
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,516,580
Wake County NC Industrial Facilities and Pollution Control Financing Authority Series C (IDR, AMBAC Insured) ±(m)(n)	0.23	10-1-2022	23,350,000	20,314,500

				24,286,543

20	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 0.67%
Adams & Highland Counties OH Valley Local School District (GO, NATL-RE Insured)	7.00%	12-1-2015	$1,120,000	$1,219,210
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-2016	1,500,000	1,633,785
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,945,000	4,566,298
Kings OH Local School District (GO, NATL-RE/FGIC Insured)	7.50	12-1-2016	765,000	879,536
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured)	6.25	4-1-2020	2,500,000	2,979,300
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	3,145,000	3,440,756
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	2-15-2018	4,020,000	4,211,513
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,945,467

				20,875,865

Oklahoma: 0.47%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	2,352,902	2,431,513
McAlester OK Public Works Authority Series A (Miscellaneous Revenue, FSA Insured)	5.75	2-1-2020	965,000	995,639
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	1-1-2023	5,000,000	5,789,150
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(m)(n)	0.58	6-1-2019	5,550,000	5,341,875

				14,558,177

Oregon: 0.19%
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2017	1,145,000	1,279,400
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2021	385,000	439,262
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2022	250,000	285,363
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-2013	2,855,000	2,855,000
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-2014	1,100,000	1,108,096

				5,967,121

Pennsylvania: 5.87%
Allegheny County PA Airport Authority Pittsburg International Airport (Airport Revenue, NATL-RE/FGIC Insured) ±	5.00	1-1-2016	1,410,000	1,536,872
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,765,915
Allegheny County PA Hospital Development Authority West Pennsylvania Health System Project Series A (Health Revenue)	5.00	11-15-2013	6,775,000	5,375,082
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12-15-2029	2,235,000	2,310,878
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.87	5-1-2037	15,000,000	15,000,000
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue)	1.63	11-1-2039	20,000,000	20,202,200

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25%	12-15-2027	$2,000,000	$2,102,220
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) %%	5.63	10-1-2015	1,015,000	1,015,132
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	425,000	425,000
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,110,000	2,111,393
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,500,000	16,429,635
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-2028	16,125,000	19,220,678
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75	7-1-2027	3,980,000	5,804,671
Delaware Valley PA Regional Financial Authority Series 1985-B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.32	12-1-2020	21,600,000	21,600,000
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.86	6-1-2027	6,400,000	5,164,160
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.96	6-1-2037	1,500,000	1,030,950
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	10,000,000	10,074,700
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	4,875,000	4,891,624
Luzerne County PA Series C (GO, AGM Insured) %%	7.00	11-1-2018	510,000	605,350
Luzerne County PA Series E (GO, FSA Insured)	8.00	11-1-2027	135,000	166,820
McKeesport PA Area School District CAB (GO, NATL-RE/State Aid Withholding Insured) ¤	0.00	10-1-2025	1,000,000	569,660
Penn Hills Municipality PA Series B (GO, AMBAC Insured) ¤	0.00	12-1-2017	1,000,000	890,400
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2015	5,750,000	5,982,128
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, NATL-RE/FGIC/AGM Insured) ¤	0.00	12-1-2024	3,790,000	2,272,787
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, NATL-RE/FGIC/AGM Insured) ¤	0.00	12-1-2025	3,790,000	2,141,843
Pennsylvania Turnpike Commission ROC RR-II-R-11995 (Tax Revenue, Citibank NA LIQ) 144Aø	0.25	12-1-2019	7,330,000	7,330,000
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	12-1-2015	1,625,000	1,763,336
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	12-1-2016	680,000	749,986
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-2017	3,340,000	3,773,732
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue)	6.00	12-15-2027	300,000	325,254
Pittsburgh PA Water & Sewer Authority First Lien Series D-2 (Water & Sewer Revenue, AGM Insured, PNC Bank NA SPA) ø	0.27	9-1-2040	5,000,000	5,000,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2022	2,000,000	2,368,880
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2024	3,000,000	3,491,940

22	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Susquehanna PA Area Regional Airport Authority Series 2012A (Airport Revenue)	5.00%	1-1-2021	$4,600,000	$5,087,968

				182,581,194

Puerto Rico: 5.02%
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue) ±	0.94	7-1-2031	14,510,000	10,163,239
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2020	3,010,000	2,548,507
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	38,475,000	27,811,654
Puerto Rico HFA Sub-Capital Funding Modernization (Housing Revenue)	5.13	12-1-2027	1,305,000	1,399,495
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	1,070,000	1,317,363
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	6,379,600
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø##	0.78	7-1-2033	56,895,000	56,895,000
Puerto Rico Public Buildings Authority Government Facilities Project Series C (Miscellaneous Revenue)	5.50	7-1-2013	900,000	915,255
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	1,845,000	2,029,113
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.28	8-1-2057	46,360,000	46,360,000
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	460,000	475,668

				156,294,894

Rhode Island: 0.37%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured)	5.80	9-1-2022	3,335,000	3,339,636
Rhode Island Health & Educational Building Corporation Northern Rhode Island Community Project (Health Revenue, Bank of America NA LOC) ø	0.27	6-1-2037	3,010,000	3,010,000
Rhode Island Health & Educational Building Corporation Providence College Project (Education Revenue, RBS Citizens NA LOC) ø	0.17	11-1-2036	5,200,000	5,200,000

				11,549,636

South Carolina: 1.59%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	7.00	12-1-2013	290,000	297,372
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-2018	1,780,000	1,900,186
Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue)	5.25	12-1-2024	1,760,000	1,831,122
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	5-1-2017	400,000	494,168
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) (h)	5.25	12-1-2025	15,000,000	16,641,900
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,514,884
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured)	5.88	12-1-2013	540,000	542,295
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2013	1,224,977	1,224,977

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2014	$1,281,290	$1,232,370
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,275,210
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	105,884
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	101,520
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	98,313
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	198,059	94,890
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	215,428	96,490
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	255,522	90,820
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	270,213	90,278
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,030,581	497,776
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	8,447,671	227,665
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	11,252,590	136,606
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,384,072	41,650
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	7,632,322	18,623
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,223,871
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	1,012,577
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,748,277
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	3,117,472
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	822,320
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	277,706
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2014	290,000	307,667
Cherokee County SC Scago Educational Facilities Corporation for Colleton School District (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2015	150,000	166,868
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue) %%	5.10	10-1-2029	2,590,000	2,869,901
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-2031	1,035,000	488,023

				49,589,681

South Dakota: 0.74%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	1,719,920

24	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Dakota (continued)
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60%	5-1-2020	$1,440,000	$1,213,877
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,174,020
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	863,235
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2013	90,000	90,176
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,226,197
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	4-1-2013	320,000	323,779
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,518,025
South Dakota HEFA Sanford Health Project Series 2012E (Health Revenue)	5.00	11-1-2042	12,750,000	13,918,410

				23,047,639

Tennessee: 3.74%
Hamilton County TN (Miscellaneous Revenue)	0.50	1-10-2013	5,000,000	5,000,000
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Airport Revenue)	5.20	7-1-2026	320,000	349,786
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	45,000,000	45,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	15,000,000	15,000,000
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-2021	7,005,000	7,887,350
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-2025	5,680,000	6,220,225
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,300,000	7,154,721
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	500,000	539,675
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	3,015,000	3,331,635
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	2,050,000	2,304,610
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,200,000	3,648,384
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,930,000	2,193,059
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	2,500,000	2,918,600
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	3,875,000	4,321,245
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	9,200,000	10,366,744

				116,236,034

Texas: 6.91%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.75	8-15-2041	2,000,000	2,345,280
Brazos TX Harbor Industrial Development Corporation Dow Chemical Company Project (IDR) ±	5.90	5-1-2038	6,150,000	6,951,468
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE/FGIC Insured) ¤	0.00	1-1-2016	440,000	434,606
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,338,060
Dallas TX Independent School District School Building (GO, Public School Fund Loan Guaranty Program Insured)	6.38	2-15-2034	10,000,000	12,212,400
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12-1-2035	11,000,000	13,692,360

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00%	6-1-2013	$500,000	$511,305
Houston TX Airport System Series C (Airport Revenue, XLCA Insured) ±(m)(n)	0.42	7-1-2032	17,050,000	15,217,125
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	977,680
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12-15-2014	1,000,000	1,090,310
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12-15-2015	1,400,000	1,582,504
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-2017	750,000	842,273
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	8-15-2021	5,550,000	6,170,990
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	8-15-2041	6,500,000	7,609,615
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,300,000	2,438,667
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-2037	5,000,000	5,511,250
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	106,354
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue) %%	6.00	8-15-2032	620,000	653,821
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue) %%	6.00	8-15-2042	2,330,000	2,444,123
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,887,923
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,082,570
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	806,018
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	251,906	262,305
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	512,460	514,141
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) (s)(i)	6.38	11-1-2036	8,400,000	2,898,588
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,494,164
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	11,110,770
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	6,685,000	7,758,678
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,135,000	10,547,454
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91	9-15-2017	6,045,000	6,009,395
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	11,250,000	12,373,650
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2024	20,500,000	22,527,860
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2027	1,850,000	2,020,145

26	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00%	12-15-2030	$7,000,000	$7,571,480
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.00	12-15-2016	450,000	501,552
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2019	1,450,000	1,684,190
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2024	5,185,000	6,072,413
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	19,380,000	19,005,385
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.89	9-15-2027	5,000,000	3,974,850
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured) ¤	0.00	9-1-2015	40,000	39,380
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-2018	1,780,000	1,888,847
Texas Turnpike Authority Central Texas Turnpike CAB First Tier Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	8-15-2023	13,210,000	8,841,585
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±	6.35	10-1-2034	820,894	848,254

				214,851,788

Utah: 0.59%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-2021	1,370,000	1,415,607
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	2-15-2022	850,000	903,669
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	7-15-2046	6,480,000	7,526,909
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-2030	2,105,000	2,270,179
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-2041	3,910,000	4,194,218
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	6-1-2037	1,920,000	1,934,822

				18,245,404

Vermont: 0.76%
Burlington VT International Airport Project Series A (Airport Revenue)	5.00	7-1-2022	6,150,000	6,572,136
Vermont Student Assistance Corporation Education Loan Revenue Series 2012B Class A2 (Education Revenue) ±	3.31	12-3-2035	16,800,000	16,923,984

				23,496,120

Virgin Islands: 1.15%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	5,750,000	6,747,395
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	460,187
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	315,030
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	5,650,000	6,191,496
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,831,056
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2022	7,000,000	7,749,070
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10-1-2025	4,000,000	4,344,560

				35,638,794

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Virginia: 0.54%
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00%	3-1-2018	$2,025,000	$2,077,994
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,616,807
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,484,099
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,167,089
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	500,000	501,740
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-2017	1,000,000	1,001,980
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,824,000	197,211
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,310,000	1,167,904
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	3,518,000	3,581,535
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA LIQ)	5.10	2-1-2014	325,000	325,871
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured)	5.50	5-1-2016	30,000	30,127
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	1,033,000	1,008,962
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±	5.50	1-1-2015	1,400,000	1,457,414
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±	5.50	1-1-2015	1,010,000	1,051,420

				16,670,153

Washington: 0.07%
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	2,060,000	2,167,656

West Virginia : 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	218,980
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,610,643

				2,829,623

Wisconsin: 1.89%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	295,000	295,136
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	1,765,000	1,765,477
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,565,000	1,565,250
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	2,800,000	2,850,456
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,430,000	15,502,149
Wisconsin HEFA Aurora Health Care Incorporated A (Health Revenue)	5.25	4-15-2024	1,000,000	1,136,860
Wisconsin HEFA Froedtert Health Series A (Health Revenue) %%	5.00	4-1-2042	5,440,000	6,094,541
Wisconsin HEFA Series 10C (Health Revenue)	0.27	1-9-2013	13,405,000	13,405,000
Wisconsin HEFA Series M (Health Revenue, NATL-RE Insured) ±(m)(n)	0.58	6-1-2019	7,000,000	6,580,000
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	6,815,000	7,778,096
Wisconsin Public Finance Authority Voyager Foundation Incorporated Project Series A (Education Revenue)	6.20	10-1-2042	1,815,000	1,860,139

				58,833,104

28	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wyoming: 0.08%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50%	6-1-2027	$500,000	$597,245
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,820,576

				2,417,821

Total Municipal Obligations (Cost $2,989,549,714)				3,157,924,717

	Yield		Shares

Short-Term Investments: 0.17%

Investment Companies: 0.16%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		5,110,666	5,110,666

			Principal

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.04	3-21-2013	$300,000	299,971

Total Short-Term Investments (Cost $5,410,627)				5,410,637

Total investments in securities (Cost $2,994,960,341)*	101.68%	3,163,335,354
Other assets and liabilities, net	(1.68)	(52,257,635)

Total net assets	100.00%	$3,111,077,719

Ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(h)	Underlying security in inverse floater structure

##	All or a portion of this security has been segregated for when-issued and delayed delivery securities.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(x)	Inverse floating rate security

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,995,643,078 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$187,203,848
Gross unrealized depreciation	(19,511,572)

Net unrealized appreciation	$167,692,276

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.75%

Alabama: 1.31%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00%	6-1-2014	$2,500,000	$2,578,125
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)(n)	0.55	11-15-2037	14,925,000	14,925,000
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-2037	15,050,000	15,049,549
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55	11-15-2038	49,000,000	48,984,320
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	8-1-2013	5,845,000	5,940,332
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Utilities Revenue) ±	0.58	7-15-2034	6,750,000	6,755,805
Mobile AL Industrial Development Board PCR Alabama Power Company Series B (IDR) ±	4.88	6-1-2034	775,000	781,936
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	2-1-2013	1,000,000	1,003,350

				96,018,417

Alaska: 1.19%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured)	6.60	7-1-2015	5,700,000	6,084,123
Alaska Housing Finance Corporation Series 3001 (Housing Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	12-1-2041	10,365,000	10,365,000
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.32	12-1-2041	20,000,000	20,000,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.40	12-1-2041	20,000,000	20,000,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	28,000,000	28,000,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2015	2,000,000	2,183,806

				86,632,929

Arizona: 2.22%
Arizona Health Facilities Authority Phoenix Children's Hospital Series A (Health Revenue) ±	1.13	2-1-2042	69,110,000	68,813,518
Coconino County AZ Pollution Control Various Arizona Public Service Navajo Series A (Utilities Revenue) ±	3.63	10-1-2029	8,500,000	8,587,720
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series E (IDR) ±	6.00	5-1-2029	1,000,000	1,058,570
Navajo Tribal Utility Authority Arizona Series A (GO)	2.50	9-1-2015	21,000,000	21,352,170
Phoenix AZ IDA (Housing Revenue)	1.38	6-1-2014	9,500,000	9,522,990
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.50	9-1-2045	51,775,000	51,775,000
Tempe AZ IDA ASU Foundation Project (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-2013	975,000	991,224

				162,101,192

Arkansas: 0.16%
JPMorgan Chase PFOTER Series 3872 (Education Revenue, NATL-RE/FGIC Insured, JPMorgan Chase Bank LIQ) 144Aø	0.18	9-1-2014	10,645,000	10,645,000
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	871,282

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arkansas (continued)
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue, AGM Insured)	4.00%	7-1-2027	$265,000	$274,810

				11,791,092

California: 10.64%
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured) ±(m)(n)	0.23	7-15-2018	5,100,000	4,794,000
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.63	4-1-2038	19,950,000	19,999,077
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.63	4-1-2038	10,200,000	10,225,092
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.63	4-1-2038	38,400,000	38,494,464
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ±	0.70	9-1-2021	18,000,000	18,000,000
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-2038	6,000,000	6,073,980
California PFOTER 690 (Miscellaneous Revenue, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.34	7-16-2023	20,000,000	20,000,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO, FSA Insured, Branch Banking & Trust LIQ) ø	0.21	7-10-2027	17,130,000	17,130,000
California School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	2.00	2-1-2013	12,000,000	12,010,080
California School Cash Reserve Program Authority Series Q (Miscellaneous Revenue)	2.00	2-1-2013	2,275,000	2,277,070
California School Cash Reserve Program Authority Series R (Miscellaneous Revenue)	2.00	2-1-2013	7,730,000	7,738,039
California School Cash Reserve Program Authority Series Y (Miscellaneous Revenue)	2.00	1-31-2013	6,380,000	6,389,187
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.63	8-1-2027	5,990,000	5,990,000
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2013	8,000,000	8,351,760
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,179,240
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-2013	3,000,000	3,101,520
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-2014	3,000,000	3,232,380
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-2016	5,215,000	6,016,337
California State PFOTER 4369 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.73	8-1-2032	10,600,000	10,600,000
California State Refunding Series A (GO) ±	0.81	5-1-2033	73,000,000	73,058,400
California State Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.63	8-1-2027	81,325,000	81,325,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2041	54,800,000	54,800,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.44	7-1-2040	42,500,000	42,500,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2040	20,000,000	20,000,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Thomas Jefferson School Law Series B (Education Revenue)	4.88%	10-1-2031	$4,075,000	$4,437,023
Contra Costa CA Transportation Authority (Tax Revenue) ±	0.51	3-1-2034	29,000,000	28,994,200
El Monte CA Union High School District (GO)	5.00	6-1-2013	5,000,000	5,098,650
Golden State Tobacco Securitization Corporation California Enhanced Asset Backed Series A (Tobacco Revenue, AMBAC Insured)	4.00	6-1-2014	1,000,000	1,027,770
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.58	6-1-2047	25,000,000	25,000,000
Hemet CA Unified School District COP (Miscellaneous Revenue) ±	1.13	10-1-2036	11,150,000	11,234,294
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	57,179,360
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-2013	9,370,000	9,383,399
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2013	1,250,000	1,292,375
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	2,340,000	2,491,304
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2015	3,000,000	3,296,520
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2016	3,280,000	3,730,377
Orange County CA Water District COPS Series 3192X (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	8-15-2039	5,240,000	5,240,000
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	36,850,000	36,850,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	35,425,000	35,425,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.75	11-1-2036	26,175,000	26,175,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) ø	0.74	10-1-2023	8,465,000	8,465,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.13	3-1-2040	22,880,000	23,139,688
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-2013	4,110,000	4,132,769
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-2027	1,990,000	956,374
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-2028	2,100,000	954,072
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-2029	2,100,000	901,572
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-2030	2,000,000	811,080
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-2031	2,035,000	779,263
Upland CA San Antonio Community Hospital (Miscellaneous Revenue)	3.00	1-1-2013	1,790,000	1,790,000
Washington Township CA Health Care District Series A (Health Revenue)	4.50	7-1-2013	290,000	294,742
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	305,000	319,704
West Basin CA Municipal Water District Refunding Balance Series A-2 (Water & Sewer Revenue, Citibank NA SPA) ø	0.19	8-1-2021	3,560,000	3,560,000

				777,245,162

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 1.06%
Arapahoe County CO Certificates IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25%	11-1-2019	$47,580	$47,946
Arkansas River Power Authority CO Power Series PT-3575 (Utilities Revenue, XLCA Insured, Dexia Credit Local LIQ) ø	0.82	10-1-2021	8,610,000	8,610,000
Colorado Health Facilities Authority 2012 Catholic Series D2 Prefunded (Health Revenue)	5.25	10-1-2038	2,595,000	2,815,257
Colorado Health Facilities Authority 2012 Catholic Series D2 Prefunded (Health Revenue) ±	5.25	10-1-2038	2,935,000	3,057,184
Colorado Health Facilities Authority 2012 Catholic Series D2 Prefunded (Health Revenue)	5.25	10-1-2038	340,000	368,859
Colorado Mid-Cities Metropolitan District #1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.54	12-1-2020	1,460,000	1,460,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.35	11-1-2036	43,500,000	43,500,000
Colorado State Health Authority Christian Living Community Series A (Health Revenue)	7.25	1-1-2019	260,000	280,236
Colorado State Health Authority Christian Living Community Series A (Health Revenue)	8.25	1-1-2024	265,000	288,217
Colorado State Health Authority Christian Living Community Series A (Health Revenue)	9.00	1-1-2034	1,760,000	1,926,936
Colorado State Health Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	2,046,900
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.44	11-15-2025	8,925,000	8,925,000
E-470 Public Highway Authority of Colorado Series D2 (Transportation Revenue, NATL-RE Insured) ±	5.00	9-1-2039	1,700,000	1,741,905
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ø	0.63	6-1-2026	2,750,000	2,750,000

				77,818,440

Connecticut: 0.63%
Bridgeport CT Refunding Balance Series B (GO)	2.00	8-15-2013	4,225,000	4,263,617
Capitol Region Education Council CT BAN (GO)	2.00	3-7-2013	5,000,000	5,002,250
Connecticut Development Authority PCR (Utilities Revenue) ±	1.25	9-1-2028	9,000,000	9,037,350
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2013	2,065,000	2,079,723
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-2014	420,000	438,778
Connecticut Series A (GO) ±	0.83	3-1-2016	25,000,000	25,155,750

				45,977,468

Delaware: 0.18%
Delaware PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.85	7-1-2047	6,115,000	6,115,000
Wilmington DE MFHR Lincoln Towers Series A (Housing Revenue)	4.00	7-15-2013	7,000,000	7,010,290

				13,125,290

District of Columbia: 1.05%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.23	6-1-2040	12,000,000	12,000,000
District of Columbia Children's Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	4-1-2038	6,035,000	6,035,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia (continued)
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.73%	12-1-2015	$30,000,000	$30,000,900
District of Columbia Income Tax Refunding Secured Series E (Tax Revenue) ±	0.73	12-1-2015	5,000,000	5,000,150
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	11-1-2042	5,000,000	5,000,000
District of Columbia Thomas B Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	10-1-2037	3,000,000	3,000,000
District of Columbia Various AARP Foundation (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	10-1-2034	3,000,000	3,000,000
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ø	0.61	10-1-2044	12,650,000	12,650,886

				76,686,936

Florida: 5.72%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00	12-1-2013	4,340,000	4,480,529
Austin Trust Various States Various Certificates Banc of America Series 2008-3029X (Utilities Revenue, NATL-RE Insured, Bank of America NA LIQ) ø	0.34	10-1-2035	5,400,000	5,400,000
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.78	6-1-2014	62,000,000	62,443,300
Collier County FL IDA NCH Healthcare System Project (Health Revenue)	4.00	10-1-2013	1,065,000	1,089,367
Florida HEFA (Education Revenue)	4.00	4-1-2013	1,125,000	1,133,550
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.63	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (IDR)	3.00	12-15-2015	1,660,000	1,733,588
Gulf Breeze FL (Miscellaneous Revenue) ¤	0.00	12-1-2020	9,000,000	9,001,620
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,486,875
Gulf Breeze FL Local Government Loan Series K-Tender (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,004,060
Highlands County FL Health Facilities Authority Series 3187 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	11-15-2032	9,375,000	9,375,000
Lakeland FL Energy System (Utilities Revenue) ±	1.23	10-1-2014	13,350,000	13,470,551
Lee County FL Airport Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10-1-2013	4,140,000	4,275,916
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ø	0.32	10-1-2026	810,000	810,000
Miami-Dade County FL Expressway Authority (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.35	7-1-2018	1,725,000	1,725,000
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.87	8-1-2028	10,000,000	10,000,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.87	3-8-2026	50,620,000	50,620,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-02 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.87	10-13-2023	16,445,000	16,445,000
Miami-Dade County FL International Airport Aviation Authority Series 34 (Airport Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.17	10-1-2029	11,870,000	11,870,000
Miami-Dade County FL School Board COP Series 2982 (Miscellaneous Revenue, AGM Insured) 144Aø	0.16	2-1-2034	31,300,000	31,300,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Miscellaneous Revenue) 144A	3.59	3-3-2016	9,536,685	9,739,244

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00%	5-1-2031	$17,000,000	$17,933,300
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	0.65	7-1-2039	2,300,000	2,299,954
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.63	7-1-2039	6,690,000	6,690,268
Orange County FL IDA Educational Facilities University of Central Florida School Student Housing Foundation, Incorporated Project (Education Revenue, SunTrust Bank LOC) ø	0.23	6-1-2029	8,210,000	8,210,000
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ø	0.23	10-1-2027	11,850,000	11,850,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	6-1-2013	1,400,000	1,426,390
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	2-1-2014	12,408,858	12,491,997
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ø	0.23	12-1-2022	5,220,000	5,220,000
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, AMBAC Insured) ±(m)	0.90	8-1-2030	24,700,000	24,700,000
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Health Revenue, U.S. Bank NA LOC) ø	0.13	11-1-2038	6,900,000	6,900,000
Saint Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, AMBAC Insured) ±(m)	0.49	11-15-2034	3,700,000	3,700,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10-1-2013	900,000	919,224
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	5.50	10-1-2013	340,000	349,292
Tampa FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	3-1-2022	750,000	750,000
University of South Florida Research Foundation Incorporated Interdisciplinary Series A (Education Revenue, Bank of America NA LOC) ø	0.17	8-1-2034	7,455,000	7,455,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	10,077,885

				417,956,910

Georgia: 2.00%
Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue)	0.70	12-1-2015	9,500,000	9,498,575
Burke County GA Development Authority Pollution Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.50	1-1-2040	17,000,000	17,054,570
Burke County GA Development Authority Pollution Oglethorpe Power Corporation Vogtle Project Series G (Utilities Revenue) ±	0.90	1-1-2039	2,375,000	2,376,283
Dekalb County GA Refunding Balance Series B (GO)	5.00	1-1-2013	3,215,000	3,215,000
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11-15-2013	5,180,000	5,391,914
Georgia Main Street Natural Gas Incorporated Series 2006B (Utilities Revenue)	5.00	3-15-2014	1,150,000	1,201,865
Georgia Series G (GO) ø	0.53	12-1-2026	106,305,000	106,231,650
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, AMBAC Insured)	6.00	7-1-2013	685,000	704,420
Monroe County GA Development Authority Oglethorpe Power Corporation Scherer Project Series A (Utilities Revenue) ±	0.90	1-1-2039	510,000	509,990

				146,184,267

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 6.53%
BB&T Municipal Trust Class B (GO, Rabobank Nederland LOC) ø	0.48%	1-1-2014	$18,975,000	$18,975,000
BB&T Municipal Trust Class C (GO, Rabobank Nederland LOC) ø	0.63	12-1-2015	37,685,000	37,685,000
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.96	12-1-2034	40,000,000	40,000,000
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,616,160
Chicago IL Finance Authority Columbia College (Education Revenue)	5.00	12-1-2013	1,485,000	1,527,530
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.38	1-1-2013	475,000	475,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase Bank SPA) ø	0.14	11-1-2030	15,600,000	15,600,000
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	6-1-2013	435,000	439,463
Illinois (GO)	4.00	3-1-2014	6,000,000	6,217,140
Illinois (GO)	5.00	3-1-2013	5,000,000	5,036,850
Illinois (GO, AMBAC Insured)	5.00	4-1-2014	855,000	898,605
Illinois Authority Riverside Health System Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.13	11-15-2016	1,510,000	1,510,000
Illinois Development Finance Authority Revenue Depaul University Series C (Education Revenue)	5.50	10-1-2013	240,000	248,599
Illinois Finance Authority Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.55	4-1-2013	5,000,000	5,004,800
Illinois Finance Authority Edward Hospital Project Series B-1 (Health Revenue, JPMorgan Chase Bank LOC) ø	0.13	2-1-2040	10,000,000	10,000,000
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	8-15-2013	1,405,000	1,427,508
Illinois ROC RR-II-R 11526 (GO, NATL-RE Insured, Citibank NA LIQ) ø	0.63	4-1-2014	3,750,000	3,750,000
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	179,220,000	179,220,000
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2014	1,000,000	1,069,930
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	3,026,348
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2013	6,000,000	6,270,180
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2014	6,900,000	7,364,301
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,963,441
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,000,000	11,090,000
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2015	5,000,000	5,648,800
Illinois State Unemployment Insurance Fund Series C (Miscellaneous Revenue) ±	1.50	6-15-2021	33,250,000	33,358,395
Lake County IL Community High School Series B (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2015	6,545,000	6,247,726
Regional Transit Authority Illinois MSTR Societe Generale Corporation 55 Class A (Miscellaneous Revenue, Societe Generale LOC, FGIC/AGM Insured, Societe Generale LIQ) ø	0.17	11-1-2021	8,965,000	8,965,000
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue, AGM Insured) ø	0.50	6-1-2025	47,690,000	47,690,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	2,505,000	2,690,420
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00	1-1-2013	3,170,000	3,170,000

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00%	1-1-2013	$3,000,000	$3,000,000

				477,186,196

Indiana: 2.26%
Goshen IN Economic Development Goshen College Project (Education Revenue, JPMorgan Chase Bank LOC) ø	0.16	10-1-2042	19,350,000	19,350,000
Indiana Bond Bank Common School Fund Advance Purchase Funding A (Miscellaneous Revenue, AMBAC Insured)	5.00	2-1-2014	1,355,000	1,381,599
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase Bank LIQ) ø	0.31	4-15-2017	14,295,000	14,295,000
Indiana Finance Authority Economic Republic Services Project (GO)±	0.60	12-1-2037	7,500,000	7,500,000
Indiana Finance Authority Floyd Memorial Hospital & Health (Health Revenue)	4.00	3-1-2013	1,730,000	1,737,906
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.43	5-1-2028	5,000,000	5,000,000
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.62	2-1-2035	62,100,000	62,159,616
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.62	2-1-2035	54,000,000	54,051,840

				165,475,961

Kansas: 0.09%
Kansas Department of Transportation Series C-1 (Transportation Revenue, JPMorgan Chase Bank SPA) ø	0.10	9-1-2019	3,445,000	3,445,000
Kansas Department of Transportation Series C-2 (Transportation Revenue, JPMorgan Chase Bank SPA) ø	0.10	9-1-2019	3,120,000	3,120,000

				6,565,000

Kentucky: 0.88%
Kenton County KY Airport Board Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-2013	1,105,000	1,109,707
Kenton County KY Airport Board Series A (Airport Revenue, XLCA Insured)	5.00	3-1-2013	2,740,000	2,760,440
Kenton County KY Airport Board Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-2015	2,000,000	2,008,220
Kentucky EDFA (Resource Recovery Revenue) ±	0.43	4-1-2031	3,435,000	3,435,000
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	8-15-2024	7,000,000	7,000,000
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured) ±	0.81	5-1-2020	3,360,000	3,342,931
Northern Kentucky Water Service District BAN (Water & Sewer Revenue)	2.00	9-1-2013	19,240,000	19,250,582
Pikeville KY Hospital Revenue BAN Improvement (Health Revenue)	3.00	9-1-2013	25,000,000	25,318,250

				64,225,130

Louisiana: 5.23%
Ascension Parish LA IDR Various Impala Warehousing Incorporated US LLC (IDR, Natixis LOC) ø	0.63	12-1-2041	30,000,000	30,000,000
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.95	2-1-2046	82,170,000	82,174,930
Jefferson Parish LA Hospital Service District #2 Refunding East Jefferson General Hospital (Health Revenue)	3.00	7-1-2013	1,945,000	1,962,602

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 5.23%
Louisiana Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±	0.88%	5-1-2043	$73,725,000	$73,806,098
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.88	5-1-2043	31,925,000	31,960,118
Louisiana Series B (GO) ±	0.95	7-15-2014	9,555,000	9,560,924
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11-15-2013	6,000,000	6,194,640
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2013	750,000	779,498
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	14,500,000	12,953,285
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B1 (IDR) ø	0.40	11-1-2040	23,500,000	23,500,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	86,500,000	86,500,000
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ø	0.23	7-1-2038	22,550,000	22,550,000

				381,942,095

Maine: 0.03%
Maine Housing Authority Mortgage Series E-1 (Housing Revenue, Citibank NA SPA) ø	0.17	11-15-2032	2,400,000	2,400,000

Maryland: 0.18%
Baltimore MD IDA (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.22	8-1-2016	5,000,000	5,000,000
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.60	12-1-2017	4,600,000	4,600,000
Montgomery County MD Housing Opportunities Commission Various Housing Oak Mill II Apartments Series B (Housing Revenue, Bank of America NA LOC) ø	0.19	5-1-2026	3,650,000	3,650,000

				13,250,000

Massachusetts: 2.63%
Essex MA North Shore Agricultural & Technical School District (GO)	2.00	8-30-2013	19,000,000	19,164,160
Massachusetts Consolidated Loan Series A (GO) ±	0.58	9-1-2015	5,000,000	5,000,300
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.78	7-1-2038	32,875,000	32,875,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured)	5.00	1-1-2013	1,875,000	1,875,000
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.41	7-1-2042	21,060,000	21,060,000
Massachusetts HEFA Series G (Health Revenue)	4.00	7-1-2013	3,850,000	3,901,051
Massachusetts HFA Construction Loan Notes Series C-1 (Housing Revenue) ±	1.00	12-1-2013	5,025,000	5,026,759
Massachusetts Municipal Wholesale Electric Company Power Supply System Project 6 Series A (Miscellaneous Revenue)	5.00	7-1-2013	2,215,000	2,265,281
Massachusetts Refinance Series A (GO) ±	0.43	2-1-2013	19,000,000	19,000,000
Massachusetts Refinance Series A (GO) ±	0.61	2-1-2014	14,000,000	14,000,000
Massachusetts Refunding Balance Series A (GO) ±	0.61	2-1-2016	13,000,000	13,000,650
Massachusetts Water Resources Authority Series D Class 6 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.53	8-1-2025	4,980,000	4,980,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.53	8-1-2025	25,965,000	25,965,000
New Bedford MA (GO)	1.50	6-28-2013	10,000,000	10,040,400
Springfield MA BAN (GO)	1.50	2-15-2013	14,337,644	14,353,272

				192,506,873

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 1.80%
Bishop International Airport Authority Michigan Refunding Balance Series B (Airport Revenue)	2.50%	12-1-2013	$1,105,000	$1,107,387
Detroit MI Capital Improvement Limited Tax Series A1 (GO)	5.00	4-1-2013	700,000	689,927
Detroit MI City School District PFOTER-3556 (GO, FGIC/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.63	5-1-2025	13,275,000	13,275,000
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC/Qualified School Board Loan Fund Insured)	5.00	5-1-2013	1,935,000	1,962,787
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.28	5-1-2029	11,360,000	11,360,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.38	5-1-2030	12,655,000	12,655,000
Detroit MI Distribution State Aid JPMorgan Chase PUTTER/DRIVER Series 3789 (GO, JPMorgan Chase Bank LIQ) 144Aø	0.38	5-1-2018	15,250,000	15,250,000
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	345,000	353,042
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	455,000	464,796
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,710,000	1,796,099
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, FSA Insured, Dexia Credit Local LIQ) ø	0.67	5-15-2023	1,080,000	1,080,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2013	10,000,000	10,171,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2014	3,700,000	3,890,439
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,033,050
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,649,235
Michigan Finance Authority Refunding Hospital Oakwood Obligation (Health Revenue)	3.00	11-1-2013	1,025,000	1,045,838
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2015	2,700,000	2,909,385
Michigan Finance Authority Unemployment Obligation Assessment Series A (Miscellaneous Revenue)	5.00	7-1-2014	5,000,000	5,345,950
Michigan Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11-1-2013	6,040,000	6,282,989
Michigan Strategic Fund Limited Obligation Adjusted Refunding Balance Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	8-1-2029	2,090,000	2,239,163
Michigan Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±	2.80	12-1-2013	1,000,000	1,017,300
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.68	5-1-2030	18,000,000	18,000,000
Waterford MI School District (GO) ¤	0.00	9-24-2013	10,000,000	10,014,600
Wayne County MI Airport Authority Detroit Metropolitan Airport Series B (Airport Revenue)	5.00	12-1-2013	3,710,000	3,863,668
Wayne County MI Airport Authority Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2013	3,830,000	3,988,639

				131,445,294

Minnesota: 0.25%
Minneapolis & St. Paul MN Housing & RDA Children's Hospitals Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.14	8-15-2037	4,225,000	4,225,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(m)(n)	0.22	11-15-2017	10,300,000	9,862,250
Minnesota HEFA (Education Revenue)	3.00	10-1-2013	500,000	504,780

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota HEFAR St. Thomas University Series 5Z (Education Revenue, U.S. Bank NA LOC) ø	0.13%	10-1-2029	$1,000,000	$1,000,000
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11-15-2013	1,500,000	1,558,155
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project Series 1991 (Tax Revenue, U.S. Bank NA LOC) ø	0.14	2-1-2015	1,000,000	1,000,000

				18,150,185

Mississippi: 0.17%
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±	0.50	5-1-2037	3,150,000	3,149,685
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ø	2.25	12-1-2040	9,070,000	9,070,000

				12,219,685

Missouri: 0.53%
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2013	835,000	839,066
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,125,029
Missouri Illinois Bi-State Development Agency Metropolitan (Tax Revenue)	4.00	10-15-2013	14,530,000	14,890,053
PFOTER Series 4085 (Airport Revenue) ø	0.85	7-1-2022	11,295,000	11,295,000
Saint Louis MO PFOTER 3584 (Airport Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ø	0.78	7-1-2030	10,260,000	10,260,000

				38,409,148

Montana: 0.08%
Montana Finance Authority Sisters Charity Health System (Health Revenue, JPMorgan Chase Bank SPA) ø	0.17	12-1-2035	5,800,000	5,800,000

Nebraska: 0.37%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	19,280,000	19,954,993
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	6,850,000	7,201,885

				27,156,878

Nevada: 0.50%
Clark County NV Airport Revenue ROC RR-II-R 11823 (Airport Revenue, Citibank NA LIQ) 144Aø	0.33	1-1-2018	8,250,000	8,250,000
Clark County NV School District (GO, AGM Insured)	5.25	6-15-2013	6,410,000	6,554,225
Nevada State Refunding Colorado River Commission Hoover (GO)	5.00	10-1-2014	3,150,000	3,400,835
Nevada State Refunding Colorado River Commission Hoover Series E (GO)	4.00	10-1-2013	1,975,000	2,029,885
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2013	1,405,000	1,405,773
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.53	12-10-2030	14,730,000	14,730,000

				36,370,718

New Hampshire: 0.06%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,274,868
New Hampshire State Turnpike System (Transportation Revenue)	4.00	10-1-2013	3,085,000	3,170,023

				4,444,891

New Jersey: 6.65%
Atlantic City NJ (GO, NATL-RE Insured)	5.00	8-15-2013	1,360,000	1,394,898
Avon By The Sea NJ (GO)	1.38	9-27-2013	6,000,000	6,011,400

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Carlstadt-East Rutherford NJ Regional School District (GO)	1.38%	10-4-2013	$4,000,000	$4,010,640
Carlstadt-East Rutherford NJ Regional School District (GO)	1.50	10-4-2013	2,000,000	2,007,160
Carteret NJ BAN (GO)	1.50	2-8-2013	3,700,000	3,702,220
Casino RDA New Jersey Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-2013	5,330,000	5,413,415
Clinton NJ BAN (GO)	1.50	8-23-2013	3,693,935	3,709,486
East Rutherford NJ TAN (GO)	2.00	4-1-2013	12,000,000	12,029,520
Freehold Borough NJ BAN (GO)	1.50	12-18-2013	5,637,000	5,677,756
Hudson County NJ Improvement Authority Series M-1 (Miscellaneous Revenue, County Guaranty Insured)	1.50	8-7-2013	7,000,000	7,035,280
Kearny NJ BAN (GO)	1.50	8-15-2013	4,825,000	4,847,533
Kearny NJ BAN (GO)	1.50	12-20-2013	1,000,000	1,007,270
Long Branch NJ BAN (GO)	1.50	2-15-2013	10,095,500	10,106,403
Long Branch NJ BAN (GO)	1.50	12-27-2013	5,000,000	5,039,950
Neptune Township NJ (GO)	1.50	11-19-2013	5,100,000	5,135,547
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ø	0.38	12-15-2020	10,595,000	10,595,000
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2013	4,000,000	4,082,240
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2014	2,500,000	2,646,550
New Jersey EDA School Facilites Construction (Miscellaneous Revenue) ±	0.71	2-1-2015	12,000,000	12,003,360
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.83	2-1-2016	59,540,000	61,079,704
New Jersey HCFR (Health Revenue)	4.00	1-1-2013	910,000	910,000
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2013	1,035,000	1,056,383
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2014	14,820,000	15,631,988
New Jersey HCFR RWJ Health Care Corporation Series B (Health Revenue, Radian Insured)	5.00	7-1-2013	1,000,000	1,015,660
New Jersey Health Care Trinatas Hospital (Health Revenue)	4.80	7-1-2013	3,530,000	3,599,435
New Jersey PFOTER 4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.68	9-1-2029	41,600,000	41,600,000
New Jersey Sports & Exposition Authority Series A (Miscellaneous Revenue)	5.00	3-1-2013	2,225,000	2,241,843
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.61	6-1-2020	8,560,000	8,559,486
New Jersey State Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.32	1-1-2024	142,300,000	142,300,000
New Jersey Transit Corporation Certificates Subordinated Federal Transit Administration Grants Series B (Miscellaneous Revenue)	5.75	9-15-2013	10,000,000	10,045,900
New Jersey TTFA PFOTER 109 (Transportation Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.73	12-15-2030	50,435,000	50,435,000
New Jersey TTFA ROC RR-II-R 11939 (Transportation Revenue, Citibank NA LIQ) 144Aø	0.48	12-15-2020	6,700,000	6,700,000
Newark NJ BAN General Improvement Series B (GO, State Aid Withholding Insured)	2.50	6-28-2013	3,000,000	3,009,450
Newark NJ BAN Series D (GO)	2.00	12-11-2013	2,500,000	2,514,925
Newark NJ School Promissory Notes Series C (GO, State Aid Withholding Insured)	2.50	6-28-2013	1,100,000	1,103,465
Newark NJ Special Emergency Notes Series G (GO)	2.00	12-11-2013	1,080,000	1,086,458
North Arlington NJ (GO)	1.50	5-24-2013	4,462,000	4,473,869
Perth Amboy NJ General Improvement Public Safety (GO, AGM Insured)	2.00	3-15-2014	1,505,000	1,531,097
Perth Amboy NJ General Improvement Public Safety (GO)	3.00	2-1-2013	275,000	275,619
Seaside Heights NJ BAN Series C (GO)	1.25	8-2-2013	3,202,862	3,208,691
Wall Township NJ BAN (GO)	1.50	6-12-2013	17,326,000	17,374,513

				486,209,114

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.08%
Pueblo of Sandia NM Series A (GO) ø	1.63%	3-1-2015	$5,520,000	$5,520,000

New York: 16.11%
Binghamton NY City School District (GO, State Aid Withholding Insured)	1.25	1-25-2013	2,725,000	2,725,790
Board Cooperative Educational Services New York RAN (Miscellaneous Revenue)	1.25	7-26-2013	17,000,000	17,051,000
Board Cooperative Educational Services New York RAN (Miscellaneous Revenue)	1.50	6-25-2013	3,500,000	3,510,815
Board Cooperative Educational Services New York RAN (Miscellaneous Revenue)	1.50	6-28-2013	5,000,000	5,013,400
Broome County NY BAN (GO)	1.50	5-9-2013	27,667,000	27,716,247
Broome County NY BAN (GO)	2.00	5-9-2013	2,145,000	2,153,022
Broome County NY BAN (GO)	2.00	6-6-2013	15,000,000	15,080,250
Churchville NY BAN (GO)	1.50	7-3-2013	2,475,000	2,480,544
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, Housing & Urban Development Loan Insured) 144Aø	0.68	12-1-2029	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, Housing & Urban Development Loan Insured) 144Aø	0.68	9-1-2029	12,930,000	12,930,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, Housing & Urban Development Loan Insured) 144Aø	0.68	6-1-2030	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, Housing & Urban Development Loan Insured) 144Aø	0.48	7-1-2022	12,360,000	12,360,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, Housing & Urban Development Loan Insured) 144Aø	0.48	7-1-2022	10,455,000	10,455,000
Elmira City NY School District RAN Series C (GO, State Aid Withholding Insured)	1.50	3-20-2013	5,000,000	5,009,000
Freeport NY BAN Series C (GO)	1.50	5-9-2013	8,100,000	8,115,876
Glen Cove NY BAN Series A (GO) %%	2.38	1-10-2014	3,846,926	3,868,892
Glen Cove NY RAN (GO)	2.50	3-15-2013	2,400,000	2,411,208
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ø	0.25	7-1-2032	2,295,000	2,295,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.28	12-1-2029	20,748,000	20,748,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-2029	22,500,000	22,500,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.34	12-1-2029	26,080,000	26,080,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-2029	7,000,000	7,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Sub Series B-4 (Transportation Revenue, KBC Bank NV LOC) ø	0.36	11-1-2025	5,500,000	5,500,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Sub Series B-3B (Miscellaneous Revenue) ±	0.68	11-1-2030	13,720,000	13,748,263
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.56	11-1-2032	5,750,000	5,750,863
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.67	11-1-2032	34,000,000	34,006,460
Mineola NY Union Free School District (GO, State Aid Withholding Insured)	1.25	6-28-2013	8,000,000	8,024,480
Monroe County NY Industrial Development Corporation St John Fisher College Series A (Education Revenue)	3.00	6-1-2013	325,000	328,000
Monroe County NY Industrial Development Corporation St John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	895,523

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Nassau County NY TAN Series B (GO)	2.00%	9-30-2013	$21,000,000	$21,223,860
New York Dormitory Authority Lease State University Dormitory Facilities Series B (Education Revenue, XLCA Insured) ±	5.25	7-1-2032	1,700,000	1,740,970
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2014	3,275,000	3,467,799
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2013	1,750,000	1,788,973
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,000,000	1,094,750
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	0.55	7-1-2017	2,500,000	2,499,900
New York Greater Southern Tier Board Corporative (Miscellaneous Revenue)	1.50	6-28-2013	25,000,000	25,081,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.47	8-1-2026	34,200,000	34,200,000
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO, AGM Insured) ±(m)	0.45	10-1-2027	67,075,000	67,075,000
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.17	8-1-2027	12,700,000	12,700,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26	1-1-2036	10,000,000	10,000,000
New York NY Housing Development Corporation Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.10	11-15-2019	3,700,000	3,700,000
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2013	1,000,000	1,017,140
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2014	1,750,000	1,824,690
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	2,043,802
New York NY Industrial Development Agency Terminal One Group Association Project (Miscellaneous Revenue)	5.00	1-1-2013	700,000	700,000
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	5,000,000	5,000,000
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.45	6-1-2036	15,675,000	15,675,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.49	6-1-2036	29,725,000	29,725,000
New York NY Transitional Finance Authority Adjusted Future Tax Secured Series A-1 (Tax Revenue, TD Bank NA SPA) ø	0.12	11-15-2028	7,800,000	7,800,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.32	11-1-2022	29,365,000	29,365,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.32	11-1-2022	6,720,000	6,720,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.26	8-1-2031	20,000,000	20,000,000
New York NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.22	3-1-2034	12,615,000	12,615,000
New York NY Various Sub Series H-7 (GO, KBC Bank NV LOC) ø	0.19	3-1-2034	20,695,000	20,695,000
New York State Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue) ±	3.00	2-1-2029	3,000,000	3,018,900
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured) ±(m)	0.51	10-1-2013	37,610,000	37,610,000
New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured) ±(m)	0.65	10-1-2028	1,325,000	1,325,000
New York State Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM/GO of Corporation Insured) ±(m)(n)	0.18	4-1-2017	51,500,000	49,955,000
New York State Urban Development Corporation Series SG-163 (Tax Revenue, FGIC-TCRS Insured, Societe Generale SPA) ø	0.15	3-15-2028	5,740,000	5,740,000
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-2013	35,830,000	35,859,381
Norfolk NY BAN (GO)	1.50	7-19-2013	2,400,000	2,405,136
Oyster Bay NY Series A (GO)	2.00	6-7-2013	6,500,000	6,525,090

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Oyster Bay NY Series A (GO)	3.00%	3-29-2013	$16,800,000	$16,894,080
Oyster Bay NY Series B (GO)	3.00	8-9-2013	75,255,000	76,311,580
Ramapo NY Series A (GO)	2.00	5-29-2013	10,000,000	10,054,400
Rockland County NY (GO)	3.50	10-1-2013	1,352,000	1,374,078
Rockland County NY (GO, NATL-RE/FGIC Insured)	3.50	1-15-2014	745,000	764,258
Rockland County NY (GO)	3.50	10-1-2014	1,340,000	1,387,396
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,432,404
Rockland County NY BAN Series C (GO)	2.50	8-30-2013	3,340,000	3,353,661
Rockland County NY RAN (GO)	2.50	3-6-2013	13,500,000	13,515,930
Rockland County NY RAN Series B (GO)	3.75	6-28-2013	5,000,000	5,022,650
Rockland County NY RAN Series C (GO)	2.50	9-24-2013	6,060,000	6,081,210
Rockland County NY TAN (GO)	2.50	3-6-2013	9,000,000	9,010,620
Saint Lawrence County NY RAN (GO)	1.50	8-30-2013	7,000,000	7,014,980
Salina NY BAN Series B (GO)	1.25	6-21-2013	1,990,000	1,995,015
Salmon River NY Central School District RAN (GO, State Aid Withholding Insured)	1.50	6-21-2013	12,000,000	12,028,080
Suffolk County NY (GO)	2.00	8-14-2013	57,000,000	57,501,600
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,934,217
Suffolk County NY TAN Series III (GO)	2.00	9-12-2013	33,000,000	33,347,490
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.53	4-1-2014	25,850,000	25,835,266
Tompkins Seneca Tioga NY (Miscellaneous Revenue)	1.25	6-28-2013	15,000,000	15,030,900
Triborough and Tunnel Authority Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.51	1-1-2030	13,700,000	13,723,290
Triborough and Tunnel Authority Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.73	1-1-2031	40,800,000	40,810,200
Utica New York Industrial Development Agency Utica College Project Series B (Education Revenue, Citizens Bank LOC) ø	0.20	10-1-2034	7,505,000	7,505,000
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11-1-2013	2,500,000	2,582,575
Wyandanch NY Union Free School District TAN (GO, State Aid Withholding Insured)	3.25	6-28-2013	2,375,000	2,380,106
Yonkers NY Series A (GO)	2.00	7-1-2013	700,000	704,585
Yonkers NY Series A (GO)	2.00	7-1-2014	490,000	496,948
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,067,360
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	3,072,771
Yonkers NY Series B (GO, State Aid Withholding Insured)	2.00	7-1-2013	570,000	573,979
Yonkers NY Series B (GO, State Aid Withholding Insured)	3.00	7-1-2015	1,495,000	1,563,172
Yonkers NY Series B (GO, State Aid Withholding Insured)	3.00	7-1-2016	1,290,000	1,358,912
Yonkers NY Series C (GO)	2.00	8-15-2014	470,000	477,097
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,070,220
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,264,644
Yonkers NY Series D (GO, State Aid Withholding Insured)	3.00	8-15-2015	1,925,000	2,016,168
Yonkers NY Series D (GO, State Aid Withholding Insured)	3.00	8-15-2016	660,000	696,095

				1,177,266,961

North Carolina: 0.66%
New Hanover County NC Hospital Refunding New Hanover Regional Medical B-2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.20	10-1-2026	13,205,000	13,205,000
New Hanover County NC Series A-1 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.20	10-1-2023	3,925,000	3,925,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE Insured)	7.00	1-1-2013	1,440,000	1,440,000

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00%	1-1-2014	$4,265,000	$4,454,878
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	12,565,439
North Carolina Medical Care Commission Marian Parham Medical Center (Health Revenue, Radian Insured)	5.50	10-1-2017	700,000	727,083
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	554,030
Raleigh Durham NC Airport Series C (Airport Revenue, U.S. Bank NA LOC) ø	0.14	5-1-2036	1,000,000	1,000,000
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.59	12-1-2041	10,000,000	10,015,800

				47,887,230

North Dakota: 0.07%
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,736,878
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	6-30-2013	490,000	504,627

				5,241,505

Ohio: 1.74%
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	3.00	12-1-2013	1,535,000	1,563,428
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-2014	1,580,000	1,665,952
Cuyahoga County OH Hawks Landing Apartments Project (Housing Revenue)	0.85	4-30-2013	5,490,000	5,492,855
Cuyahoga OH Metropolitan Housing Authority Fairfax Intergenerational (Housing Revenue)	2.63	4-1-2014	3,500,000	3,578,715
Hamilton County OH Student Housing Block 3 Project (Housing Revenue, Bank of New York Mellon LOC) ø	0.27	8-1-2036	23,430,000	23,430,000
Lake County OH Port Authority Mary Rose Estate Apartments Project (Housing Revenue)	0.80	7-15-2013	3,500,000	3,502,380
Marion OH BAN (GO)	2.00	9-12-2013	1,130,000	1,135,684
Oakwood Village OH Series 2 (GO)	1.50	10-2-2013	2,809,500	2,823,126
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	58,100,000	58,339,372
Ohio Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC) ø	0.24	11-1-2025	460,000	460,000
Ohio State Solid Waste Disposal (Resource Recovery Revenue) ±	0.43	11-1-2035	3,375,000	3,375,000
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	0.60	7-1-2021	2,250,000	2,249,933
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.63	7-1-2021	310,000	310,012
Scioto County OH Marine Terminal Facility Refunding Norfolk Southern Corporation Project (IDR) ±	5.30	8-15-2013	3,000,000	3,010,170
Warrensville Height OH City School District School Improvement (GO, NATL-RE/FGIC Insured)	7.00	12-1-2014	1,150,000	1,256,709
Warrensville Heights OH (GO)	2.38	2-26-2013	10,217,000	10,228,852
Warrensville Heights OH Series 2 (GO)	1.75	2-26-2013	575,000	575,811
Warrensville Heights OH Series 2 (GO)	2.00	12-19-2013	1,800,000	1,806,138
Warrensville Heights OH Series 3 (GO)	1.75	9-4-2013	2,500,000	2,514,325

				127,318,462

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.39%
Hulbert OK EDA Oklahoma Clear Creek Monastery (Miscellaneous Revenue, Bank of America NA LOC) ø	0.39%	7-1-2036	$8,160,000	$8,160,000
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	747,980
Oklahoma Development Finance Authority Health System Integris Baptist Series A-2 (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.15	8-15-2035	11,910,000	11,910,000
Oklahoma School District and County (Tax Revenue)	0.75	6-28-2013	7,785,000	7,781,108

				28,599,088

Pennsylvania: 3.03%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	5-15-2013	1,735,000	1,765,675
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.18	5-15-2038	21,000,000	21,040,950
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.87	5-1-2037	3,000,000	3,000,000
Blair County PA Hospital Authority Altoona Regional Health System (Health Revenue)	4.00	11-15-2013	1,315,000	1,343,943
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10-1-2013	495,000	499,777
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	1,250,000	1,250,000
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.38	7-1-2017	7,500,000	7,500,000
Delaware Valley PA Regional Finance Authority MSTR Series SGC 62 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.18	6-1-2027	17,155,000	17,155,000
Delaware Valley PA Regional Finance Authority MSTR Series SGC 63 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.18	6-1-2037	14,165,000	14,165,000
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.32	12-1-2020	9,300,000	9,300,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.23	6-1-2042	25,040,000	25,040,000
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	4,700,000	4,716,027
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2013	9,150,000	9,301,524
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-2013	3,055,000	3,098,625
Pennsylvania EDFA Various Refunding Republic Services Incorporated B (Resource Recovery Revenue) ø	0.45	12-1-2030	4,590,000	4,590,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	4,000,000	3,981,920
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	3.50	5-15-2013	7,905,000	7,998,200
Pennsylvania Turnpike Commission Series A-2 (Transportation Revenue, JPMorgan Chase Bank SPA) ø	0.19	12-1-2035	22,140,000	22,140,000
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.68	12-1-2016	6,750,000	6,750,338
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.78	6-1-2014	6,770,000	6,773,791
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.03	12-1-2013	23,120,000	23,204,388
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10-1-2013	500,000	514,985

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA RDA (Miscellaneous Revenue)	2.00%	4-15-2013	$5,000,000	$5,020,450
Pittsburgh PA Water and Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	6,000,000	5,998,860
Reading PA GO Notes Series A (GO)	4.00	11-15-2013	2,000,000	2,039,260
Scranton PA School District Series A (GO, AGM/State Aid Withholding Insured)	2.00	4-1-2013	1,000,000	1,003,730
Tioga County PA IDA Mansfield Series C-1 (Housing Revenue)	3.00	3-1-2014	12,000,000	12,178,200

				221,370,643

Puerto Rico: 3.38%
Puerto Rico Commonwealth Aqueduct & Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2013	3,590,000	3,640,906
Puerto Rico Commonwealth Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,125,000	3,280,688
Puerto Rico Commonwealth Government Development Series B (Miscellaneous Revenue)	5.00	12-1-2013	3,405,000	3,490,329
Puerto Rico Commonwealth Public Improvement (GO, NATL-RE Insured)	5.50	7-1-2013	4,500,000	4,576,275
Puerto Rico Commonwealth Public Improvement Series A (GO, NATL-RE Insured)	5.50	7-1-2014	2,100,000	2,189,061
Puerto Rico Commonwealth Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.53	7-1-2021	24,905,000	24,905,000
Puerto Rico Electric Power Authority (Utilities Revenue, NATL-RE Insured)	5.00	7-1-2013	600,000	609,486
Puerto Rico Electric Power Authority (Utilities Revenue, NATL-RE Insured)	5.00	7-1-2015	1,605,000	1,683,966
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	7-1-2013	425,000	432,246
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	7-1-2015	2,180,000	2,300,292
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, XLCA Insured)	5.50	7-1-2015	1,145,000	1,215,028
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2014	1,245,000	1,295,883
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,058,610
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-2013	5,220,000	5,309,001
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.00	7-1-2013	1,450,000	1,472,925
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	4,620,000	5,015,657
Puerto Rico Highway & Transportation Authority PFOTER 3189 (Transportation Revenue, Dexia Credit Local LIQ) ø	0.78	7-1-2041	141,515,000	141,515,000
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50	7-1-2013	1,030,000	1,047,459
Puerto Rico Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.68	7-1-2030	970,000	970,000
Puerto Rico Highway & Transportation Authority Series DCL-007 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.68	1-1-2028	6,620,000	6,620,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-2014	1,595,000	1,650,985
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	7-1-2013	1,000,000	1,021,550
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2014	1,145,000	1,218,051

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Adjusted Ana G Mendez University System Project (Education Revenue)	3.00%	4-1-2013	$1,640,000	$1,643,362
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	1,420,000	1,473,463
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2013	1,485,000	1,512,695
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	3,655,000	3,792,611
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.28	8-1-2057	15,000,000	15,000,000
University of Puerto Rico Refunding System Series P (Education Revenue)	5.00	6-1-2013	5,425,000	5,481,963
University of Puerto Rico Refunding System Series Q (Education Revenue)	5.00	6-1-2013	1,750,000	1,768,375

				247,190,867

Rhode Island: 0.27%
Cranston RI Series B (GO, State Aid Withholding Insured)	2.00	7-1-2014	1,250,000	1,271,200
Cranston RI Series B (GO, State Aid Withholding Insured)	3.00	7-1-2015	1,000,000	1,042,450
Providence RI Series C (GO, NATL-RE/FGIC Insured)	5.50	1-15-2013	1,890,000	1,892,967
Rhode Island & Providence Energy Conservation Series A (Miscellaneous Revenue)	2.00	4-1-2013	250,000	250,768
Rhode Island Convention Center Authority (Miscellaneous Revenue, NATL-RE Insured)	5.25	5-15-2015	13,160,000	13,697,981
Rhode Island Health & Educational Refunding Johnson & Wales University (Education Revenue, XLCA Insured)	5.25	4-1-2015	1,510,000	1,527,108

				19,682,474

South Carolina: 0.87%
Piedmont SC Municipal Power Agency CAB 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured) ¤	0.00	1-1-2013	6,065,000	6,065,000
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.88	8-1-2039	41,600,000	41,385,344
South Carolina Jobs EDA Refunding Anmed Health Project (Health Revenue)	5.00	2-1-2013	1,000,000	1,003,610
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-2014	870,000	886,669
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	8-1-2013	865,000	880,051
South Carolina State Public Services Authority Santee Cooper Series B (Water & Sewer Revenue)	5.00	12-1-2013	3,625,000	3,779,244
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2013	5,840,000	6,096,843
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2014	3,185,000	3,457,827

				63,554,588

Tennessee: 4.61%
Chattanooga TN Health Educational & Southern Adventist University (Education Revenue, Bank of America NA LOC) ø	0.16	12-1-2030	4,215,000	4,215,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, NATL-RE Insured)	6.25	1-1-2013	3,000,000	3,000,000
Memphis Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	1-1-2028	4,530,000	4,530,000

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson Counties TN (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.20%	1-1-2013	$1,640,000	$1,640,000
Metropolitan Nashville TN Airport Authority (Airport Revenue, Societe Generale LOC) ø	0.54	7-1-2019	3,300,000	3,300,000
Montgomery County TN Public Building Authority Various Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	7-1-2038	9,275,000	9,275,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	157,000,000	157,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	30,000,000	30,000,000
Tennergy Corporation Tennessee PUTTER Gas Project Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	5-1-2016	50,000,000	50,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2013	13,735,000	14,099,939
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2014	2,765,000	2,863,075
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	22,150,000	23,311,768
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,245,000	16,454,691
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	1,000,000	1,105,020
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,480,000	7,038,446
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,850,000	7,535,480
Unicoi County TN (GO, NATL-RE/FGIC Insured)	5.00	4-1-2015	1,100,000	1,174,690

				336,543,109

Texas: 9.54%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-2034	4,655,000	4,868,944
Central Texas Regional Mobility Authority (Transportation Revenue, NATL-RE/FGIC Insured)	5.00	1-1-2013	2,720,000	2,720,000
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2031	31,500,000	31,500,000
Deutsche Bank Spears Lifers Trust Series DB 329 (Transportation Revenue, AMBAC Insured) ø	0.21	8-15-2029	18,320,000	18,320,000
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Bond Guarantee Program) ±	2.50	8-1-2050	2,000,000	2,056,960
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	458,623
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.18	11-15-2045	13,375,000	13,405,763
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2031	30,175,000	30,175,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2031	25,650,000	25,650,000
Harris County TX MSTR 31 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.19	8-15-2035	23,695,000	23,695,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.72	8-15-2021	25,430,000	25,435,595
Houston City TX Water Conveyance System Series J (Miscellaneous Revenue, AMBAC Insured)	6.25	12-15-2013	3,500,000	3,634,470
Houston TX PFOTER 265 (Utilities Revenue, FSA Insured) ø	0.67	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.68	5-15-2034	29,800,000	29,849,766
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured, Bank of America NA SPA) ø	0.21	12-1-2023	12,495,000	12,495,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Katy TX Independent School District Series C (GO, Permanent School Fund Bond Guarantee Program) ±	0.79%	8-15-2036	$14,500,000	$14,531,175
Lower Colorado River TX Authority Revenue Prefunded 2012-4 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	50,000	50,908
Lower Colorado River TX Authority Revenue Prefunded-2012-5 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	60,000	61,100
Lower Colorado River TX Authority Revenue Prefunded-2012-6 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	10,000	10,183
Lower Colorado River TX Authority Revenue Prefunded-2012-8 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	340,000	346,236
Lower Colorado River TX Authority Revenue Prefunded-2012-8 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	25,000	25,449
Lower Colorado River TX Authority Revenue Prefunded-2012-7 (Utilities Revenue, AMBAC Insured)	5.25	5-15-2014	15,000	15,275
Mission TX Economic Development Corporation Republic Services Incorporated Project (GO) ±	0.60	1-1-2026	31,000,000	30,999,690
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ø	0.45	1-1-2020	9,800,000	9,800,000
North Central Texas Health Facility Development Corporation Children's Medical Center Project (Health Revenue, NATL-RE Insured)	5.75	8-15-2013	1,570,000	1,576,437
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.76	7-1-2019	20,865,000	20,864,791
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±	6.00	1-1-2038	17,560,000	17,560,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,700,000	1,875,780
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,000,000	2,067,280
Sherman TX Independent School District School Building (GO, Permanent School Fund Bond Guarantee Program, Banco Bilboa Vizcaya SPA) ±	0.90	8-1-2036	3,875,000	3,874,729
Tarrant County TX Cultural Education Facilities Financing Corporation PFOTER Series 1762 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities Financing Corporation PFOTER Series 2834 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	31,970,000	31,970,000
Tarrant County TX Cultural Education Facilities Health Resources Series C (Health Revenue, JPMorgan Chase Bank SPA) ø	0.15	11-15-2033	20,135,000	20,135,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-2014	3,945,000	4,211,327
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	575,000	629,372
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.33	9-15-2018	77,390,000	77,390,000
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91	9-15-2017	38,040,000	37,815,944
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	3.00	12-15-2013	1,550,000	1,572,894
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,126,920
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,152,039
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,756,825
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	78,150,000	76,639,361
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.76	12-15-2017	5,195,000	5,067,982
Texas PFA Series C (Miscellaneous Revenue)	2.60	7-1-2020	18,050,000	18,050,000
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	1,780,000	1,925,373

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50%	4-1-2026	$25,500,000	$25,500,000
Texas Transportation Commission Turnpike System First Tier Putter Series B (Transportation Revenue) ±	1.25	8-15-2042	27,000,000	27,042,390
Texas Veterans Series C (GO, Bank of Tokyo-Mitsubishi SPA) ø	0.12	12-1-2040	295,000	295,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.90	6-1-2038	7,540,000	7,540,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.90	6-1-2031	8,620,000	8,620,000

				697,089,581

Virgin Islands: 0.01%
Virgin Islands PFA Matching Funding Loan Senior Lien Series A (Tax Revenue)	4.00	10-1-2013	400,000	407,792

Virginia: 0.75%
Alexandria VA IDA Various American Association Study Liver Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	8-1-2036	1,260,000	1,260,000
Alexandria VA IDA Various American Statistical Association ( IDR, SunTrust Bank LOC) ø	0.23	8-1-2030	4,650,000	4,650,000
James City County VA EDA Various Virginia United Methodist Homes Series C (Health Revenue, Bank of America NA LOC) ø	0.18	7-1-2017	13,285,000	13,285,000
Pittsylvania County VA Refunding Notes Series A (GO)	3.50	7-15-2013	3,500,000	3,504,480
Virginia Beach VA Development Authority Various Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ø	0.29	5-1-2025	3,200,000	3,200,000
Virginia Industrial Development Authority (GO)	0.18	1-3-2013	26,635,000	26,635,000
Virginia State Biotechnology Research Partnership Authority VA Blood Services Project (Health Revenue, SunTrust Bank LOC) ø	0.23	10-1-2028	2,155,000	2,155,000

				54,689,480

Washington: 0.62%
Energy Northwest Washington Refunding Project 1 Series A (Utilities Revenue)	5.00	7-1-2013	5,000,000	5,119,350
Snohomish County WA Housing Authority Autumn Chase Apartment Project (Housing Revenue, Bank of America NA LOC) ø	0.16	7-1-2036	6,470,000	6,470,000
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	7,000,000	7,041,580
Washington MSTR Series SGB13 (GO, Societe Generale LIQ) ø	0.20	5-1-2018	17,270,000	17,270,000
Washington State Housing Finance Commission Bush School Project (Education Revenue, Bank of America NA LOC) ø	0.16	4-1-2034	9,440,000	9,440,000

				45,340,930

West Virginia: 0.28%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-2022	20,000,000	20,309,200
West Virginia State Hospital Finance Authority Various Pallottine Health Services Project (Health Revenue, Fifth Third Bank LOC) ø	0.26	10-1-2036	470,000	470,000

				20,779,200

Wisconsin: 0.94%
Kenosha WI Unified School District (Tax Revenue)	1.50	9-19-2013	23,500,000	23,653,220
Milwaukee WI Series F9 (GO) ±	0.58	2-15-2032	7,500,000	7,500,825
Whitewater WI CDA Housing Preservation (Housing Revenue, BMO Harris Bank NA LOC) ø	0.14	6-1-2042	200,000	200,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin HEFA Series 10C (Health Revenue)	0.27%	1-9-2013	$15,000,000	$15,000,000
Wisconsin State HEFA Agnesian Health Care Incorporated (Health Revenue)	5.00	7-1-2013	735,000	749,965
Wisconsin State HEFA Aurora Health Care Incorporated Series B (Health Revenue)	5.00	7-15-2013	6,000,000	6,145,200
Wisconsin State HEFA Bellin Memorial (Health Revenue, AMBAC Insured)	5.63	2-15-2013	85,000	85,382
Wisconsin State HEFA Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.26	8-15-2034	15,000,000	15,000,000

				68,334,592

Total Municipal Obligations (Cost $7,119,310,753)				7,142,111,773

	Yield		Shares

Short-Term Investments: 1.85%

Investment Companies: 1.85%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		135,403,306	135,403,306

Total Short-Term Investments (Cost $135,403,306)				135,403,306

Total investments in securities (Cost $7,254,714,059)*	99.60%	7,277,515,079
Other assets and liabilities, net	0.40	29,133,599

Total net assets	100.00%	$7,306,648,678

±	Variable rate investment

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $7,254,662,638 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,516,575
Gross unrealized depreciation	(2,664,134)

Net unrealized appreciation	$22,852,441

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.81%

Alabama: 0.65%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$3,151,078
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	6,000,000	6,173,640
Mobile AL Industrial Development Board Alabama Power Company Series C (IDR) ±	5.00	6-1-2034	3,000,000	3,261,210

				12,585,928

Alaska: 0.88%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	390,247
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	11,000,000	11,000,000
Alaska Railroad Corporation Series 2007 (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2021	1,585,000	1,827,473
Alaska Railroad Corporation Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	8-1-2020	3,245,000	3,631,252

				16,848,972

Arizona: 1.83%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.13	2-1-2042	2,765,000	2,753,138
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2027	5,000,000	5,705,100
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-2018	3,050,000	3,501,248
Arizona State Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,538,068
Arizona State Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	957,514
Arizona State Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,205,580
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, NATL-RE Insured)	4.50	8-1-2023	2,755,000	2,997,054
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,714,050
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.00	7-1-2021	775,000	863,102
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-2035	1,000,000	1,126,190
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2021	400,000	488,668
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2022	500,000	612,005
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	915,000	989,993
Salt River AZ Agricultural Improvement Project & Power District Election Project Series B (Utilities Revenue)	5.00	1-1-2031	2,460,000	2,460,000
Tempe AZ Series A (GO)	4.00	7-1-2019	2,160,000	2,525,386
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured)	5.00	6-1-2021	1,450,000	1,477,608
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-2014	215,000	219,167
Verrado AZ Community Facilities District #1 (GO)	6.00	7-15-2013	70,000	71,056

				35,204,927

Arkansas: 0.03%
Rogers AR Capital Improvement (GO, XLCA Insured)	4.25	3-1-2031	585,000	641,991

California: 16.33%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2018	5,470,000	4,673,677
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-2023	7,860,000	9,139,922

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bakersfield CA PFOTER (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.29%	9-15-2032	$7,975,000	$7,975,000
California (GO)	5.25	3-1-2024	5,000,000	5,951,800
California (GO)	5.25	2-1-2030	1,600,000	1,889,920
California (GO)	5.25	3-1-2030	1,440,000	1,665,562
California (GO)	6.00	3-1-2033	2,510,000	3,062,777
California DWR Center (Water & Sewer Revenue) %%	5.00	12-1-2024	10,000,000	12,594,700
California DWR Power Supply (Utilities Revenue)	5.00	5-1-2021	1,500,000	1,773,330
California DWR Power Supply Project Series L (Utilities Revenue)	5.00	5-1-2019	5,000,000	6,181,800
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,035,000	8,269,502
California Educational Facilities Authority Series A (Education Revenue)	4.00	11-1-2021	1,000,000	1,129,460
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,944,324
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2019	2,305,000	2,613,686
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,238,593
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,473,388
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	5,000,000	5,810,600
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,441,409
California Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11-1-2028	1,890,000	2,100,338
California Statewide CDA (Miscellaneous Revenue)	6.90	8-1-2031	1,915,000	2,118,162
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,519,330
California University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-2037	3,750,000	4,339,463
California Various Purposes (GO)	5.25	4-1-2035	6,000,000	6,983,040
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	8,293,460
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,107,468
Colton CA Public Financing Authority Series A (Utilities Revenue)	5.00	4-1-2022	1,000,000	1,180,640
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2030	800,000	354,064
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2029	1,565,000	672,355
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	907,896
Cucamonga Valley CA Water District (Water & Sewer Revenue, AGM Insured)	5.25	9-1-2031	5,120,000	6,048,922
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2025	1,065,000	622,450
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2026	1,250,000	685,338
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,624,505
Gilroy CA Unified School District CAB BAN (GO) ¤	0.00	4-1-2013	2,000,000	1,993,540
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,795,000	2,176,258
Los Angeles CA Department Airports Series A (Airport Revenue)	4.00	5-15-2019	2,000,000	2,324,020
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.00	8-1-2021	3,000,000	3,767,580
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	9,370,271
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00	7-1-2035	1,750,000	1,895,250
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-2019	1,925,000	2,203,644
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-2018	2,380,000	2,764,798

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00%	8-1-2015	$1,100,000	$1,002,870
Los Angeles CA Unified School District Election of 2002 Series C (GO, AGM Insured)	5.00	7-1-2032	1,000,000	1,118,440
Lynwood CA Unified School District (GO, AGM Insured)	5.00	8-1-2023	1,000,000	1,185,510
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,835,980
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	7,089,950
New Haven CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2033	6,000,000	2,256,300
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.87	7-1-2019	10,500,000	9,505,860
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.96	7-1-2027	14,000,000	11,376,960
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	6,005,003
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,415,930
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,098,628
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,210,000	1,455,533
Palo Alto CA Import Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-2023	1,635,000	1,708,346
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	2,016,982
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,105,380
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,706,770
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,613,320
Pomona CA Unified School District Series B (GO, AGM Insured)	4.00	8-1-2021	1,000,000	1,122,000
Pomona CA Unified School District Series B (GO, AGM Insured)	5.00	8-1-2022	1,000,000	1,204,690
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,000,000	2,354,800
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,660,000	1,216,338
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,072,850
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	1,000,000	1,162,470
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.00	10-1-2037	1,750,000	1,947,208
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.25	10-1-2032	1,830,000	2,105,763
Sacramento CA Regional Transportation District (Transportation Revenue)	5.00	3-1-2025	1,330,000	1,516,306
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,308,240
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-2021	2,170,000	2,628,391
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,571,850
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.00	4-1-2036	20,000,000	20,003,800
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.18	11-1-2039	2,500,000	2,500,000
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,130,957
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,414,634
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	7-1-2019	1,000,000	1,183,510
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,889,500
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,710,467
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	7-1-2013	100,000	102,976
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,418,080
Stockton CA Unified School District (GO, AGM Insured)	5.00	7-1-2028	1,000,000	1,137,670
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,064,956
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,091,272
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	1,500,000	1,880,865

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
University of California General Revenues Series Q (Education Revenue)	5.25%	5-15-2024	$2,155,000	$2,552,985
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	329,637
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	504,532
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,035,592
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,424,462
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	290,937
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2022	2,560,000	3,009,357
West Contra Costa CA University Unified Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	2,514,158
West Contra Costa CA University Unified Refunding Project (GO, AGM Insured)	5.25	8-1-2023	2,450,000	2,923,169
Westlands CA Water District Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2031	1,000,000	1,148,600

				313,853,026

Colorado: 0.65%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10-1-2017	900,000	939,600
Colorado Health Facilities Authority Catholic Health Series D-2 Project Prerefunded Balance (Health Revenue) ±	5.25	10-1-2038	125,000	130,335
Colorado Public Authority for Energy Natural Gas Purchase Project Series 2008 (Utilities Revenue)	5.75	11-15-2018	1,730,000	1,973,100
Denver City & County CO Airport Enterprise Series B (Airport Revenue)	5.00	11-15-2032	5,000,000	5,788,600
Denver City & County CO Series A (Tax Revenue, AGM Insured)	6.00	9-1-2023	2,800,000	3,467,548
North Range CO Metropolitan District # 1 (GO, ACA Financial Guaranty Corporation Insured)	5.00	12-15-2015	250,000	253,625

				12,552,808

Connecticut: 0.44%
Connecticut Series A (GO) ±	1.23	4-15-2019	2,300,000	2,333,672
Connecticut Series A (GO) ±	1.38	4-15-2020	3,300,000	3,344,715
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,369,072
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,360,414

				8,407,873

District of Columbia: 1.00%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2022	500,000	627,655
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,229,860
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2024	1,675,000	2,044,840
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,279,405
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2026	2,000,000	2,411,500
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,170,255
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,941,444
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	2,095,000	2,445,075

				19,150,034

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida: 5.95%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE/FGIC Insured)	5.50%	11-1-2016	$1,500,000	$1,694,520
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-2021	2,200,000	2,439,118
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.78	6-1-2014	4,000,000	4,028,600
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,388,164
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,689,615
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2029	1,360,000	1,576,267
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2030	2,485,000	2,868,783
Escambia County FL School Board (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-2021	4,720,000	4,917,626
Florida State Board of Public Education Series A (GO)	4.00	6-1-2021	1,000,000	1,151,420
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	5.00	9-15-2020	2,865,000	3,029,852
Florida State HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,086,500
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,901,180
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,088,900
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,096,600
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,550
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,215,460
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,598,339
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	355,000	355,806
Hillsborough County FL School Broad Master Lease Program Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144Aø	0.15	7-1-2013	5,000,000	5,000,000
JEA Florida Electric Systems Sub Series B (Utilities Revenue)	5.00	10-1-2019	2,950,000	3,100,834
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2019	2,150,000	2,391,187
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-2019	3,000,000	3,636,090
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,123,920
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ±	0.87	3-8-2030	21,000,000	21,000,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,905,466
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,089,492
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,816,797
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	832,055
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2024	1,000,000	1,158,770
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2025	2,250,000	2,662,853
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,463,241
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,580,800
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10-1-2013	865,000	887,507
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	1,009,469

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00%	8-1-2016	$1,000,000	$1,133,320
Port Saint Lucie FL COP (Miscellaneous Revenue)	5.00	9-1-2013	1,000,000	1,028,990
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) ±	5.35	3-15-2042	2,975,000	3,506,216
Seminole County FL School Board COP (Miscellaneous Revenue, AMBAC Insured)	5.50	7-1-2014	1,180,000	1,261,892
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,127,361
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	1,016,181
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00	11-1-2016	2,315,000	2,602,616
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-2018	1,000,000	1,074,710

				114,389,067

Georgia: 1.85%
DeKalb County GA Water & Sewer Authority (Water & Sewer Revenue)	5.25	10-1-2031	1,710,000	2,027,222
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	3-15-2021	5,000,000	5,615,100
Georgia Main Street Natural Gas Incorporated Series 2006A (Utilities Revenue)	5.00	3-15-2022	1,250,000	1,419,488
Georgia Municipal Electric Authority Power Revenue Prerefunded Balance (Utilities Revenue, NATL-RE/IBC/Bank of New York Insured)	6.50	1-1-2017	10,000	10,620
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured)	6.50	1-1-2017	930,000	1,037,341
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,868,100
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,897,600
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,186,090
Metropolitan Atlanta GA Rapid Transit Authority MSTR SGC 61 Class A (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) 144Aø	0.17	7-1-2020	10,000,000	10,000,000
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,838,358
Private Colleges & Universities Authority of Georgia Series C (Education Revenue)	3.75	10-1-2021	1,525,000	1,608,494

				35,508,413

Guam: 0.40%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,033,930
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,284,578
Guam Government Department of Education John F. Kennedy High School Series A (Miscellaneous Revenue)	6.00	12-1-2020	2,500,000	2,726,475
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,744,758

				7,789,741

Idaho: 0.18%
University of Idaho Series 2011 (Education Revenue) ±	5.25	4-1-2041	2,955,000	3,526,970

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 11.35%
Champaign Coles Counties IL Community College District # 505 Series A (GO)	4.00%	12-1-2018	$1,015,000	$1,168,072
Chicago IL Board of Education (GO, NATL-RE/FGIC Insured)	5.25	12-1-2023	5,000,000	6,074,750
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, NATL-RE Insured)	6.00	12-1-2022	1,630,000	1,785,486
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.96	12-1-2034	20,000,000	20,000,000
Chicago IL Board of Education Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2018	10,795,000	9,405,899
Chicago IL CAB Project (GO, NATL-RE Insured) ±	5.44	1-1-2018	1,725,000	1,926,618
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,770,562
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	824,655
Chicago IL Park District (GO)	5.00	1-1-2036	1,500,000	1,713,480
Chicago IL Park District Series A (GO, NATL-RE/FGIC Insured)	5.00	1-1-2026	2,140,000	2,354,942
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.25	12-1-2017	3,555,000	4,126,217
Chicago IL Series A (GO, AMBAC Insured)	5.00	1-1-2019	1,500,000	1,691,250
Chicago IL Series A (GO)	5.25	1-1-2023	2,500,000	2,842,675
Chicago IL Series A Prerefunded Balance (GO, NATL-RE Insured) ±	5.65	1-1-2028	555,000	642,213
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,000,000	1,081,340
Chicago IL Series C (GO)	4.00	1-1-2020	1,300,000	1,451,047
Chicago IL Series C (GO)	5.00	1-1-2024	3,180,000	3,590,156
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,349,860
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12-1-2018	1,135,000	1,349,821
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,717,152
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,633,720
Cook County IL Series A (GO)	5.25	11-15-2022	1,000,000	1,195,100
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,210,062
Du Page County IL Community Unified School District #108 Lake Park Project (GO, AGM Insured)	5.60	1-1-2021	2,000,000	2,000,000
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,133,720
Elk Grove Village Illinois (GO)	4.00	1-1-2022	1,250,000	1,469,600
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,131,670
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,000,000	1,174,680
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	1,365,000	1,455,008
Illinois (GO)	4.75	4-1-2020	2,400,000	2,644,800
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	640,622
Illinois (GO, AMBAC Insured)	5.00	4-1-2020	3,000,000	3,211,200
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,358,729
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,869,852
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10-1-2019	1,550,000	1,665,894
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Insured)	5.00	11-15-2013	645,000	656,739
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.90	7-1-2013	1,270,000	1,265,860
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.95	7-1-2014	1,685,000	1,665,420
Illinois Finance Authority Series A (Health Revenue, JPMorgan Chase Bank LOC) ø	0.13	11-15-2022	2,000,000	2,000,000
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,585,000	5,494,022

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority The Art Institute of Chicago Series 2012A (Miscellaneous Revenue)	5.00%	3-1-2034	$1,750,000	$1,986,565
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	260,000	283,650
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, NATL-RE/FGIC Insured)	5.00	2-1-2023	1,000,000	1,107,670
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE/FGIC Insured)	5.25	2-1-2023	1,100,000	1,258,664
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-2016	1,800,000	1,863,882
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	8,287,535
Illinois Series 2010 (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,758,970
Illinois Series 2012 (GO)	5.00	8-1-2019	5,125,000	5,925,986
Illinois Series A (GO, NATL-RE Insured)	5.00	3-1-2016	2,705,000	2,852,504
Illinois Series A (GO, NATL-RE/FGIC Insured)	5.25	10-1-2015	5,200,000	5,370,716
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	15,485,000	15,485,000
Illinois Series B (Tax Revenue)	5.00	6-15-2018	1,000,000	1,194,260
Illinois State Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	5,223,392
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	4,012,925
Illinois Unrefunded Balance (GO)	5.00	10-1-2016	3,200,000	3,299,104
Kane County IL School District #129 (GO, NATL-RE/FGIC Insured)	5.00	2-1-2018	1,750,000	1,880,795
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, AMBAC Insured)	5.00	1-1-2024	2,000,000	2,237,720
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	5-1-2013	1,200,000	1,216,728
Regional Transportation Authority Illinois (Tax Revenue, NATL-RE/GO of Authority Insured)	6.50	7-1-2026	7,815,000	10,712,489
Schaumburg IL Series A (GO)	4.00	12-1-2022	1,575,000	1,853,933
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,749,672
Springfield IL Senior Lien (Utilities Revenue, NATL-RE Insured)	5.00	3-1-2023	1,560,000	1,684,379
Tazewell County IL School District #51 (GO, NATL-RE/FGIC Insured)	9.00	12-1-2017	455,000	599,144
Tazewell County IL School District #51 (GO, NATL-RE/FGIC Insured)	9.00	12-1-2018	535,000	733,603
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	6,871,130
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, AMBAC Insured)	5.50	4-1-2024	1,000,000	1,272,290
University of Illinois Board Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,254,080
Will County IL Community Unified School District CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	11-1-2018	9,730,000	8,498,377

				218,218,056

Indiana: 3.15%
Fort Wayne IN RDA Grand Wayne Center Project (Miscellaneous Revenue)	5.00	2-1-2020	1,000,000	1,003,980
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, NATL-RE/FGIC/State Aid Withholding Insured)	5.00	7-15-2014	100,000	106,821
Indiana Bond Bank (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,837,762
Indiana Bond Bank Common School Funding (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-2018	1,470,000	1,509,499
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,113,850

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00%	8-1-2016	$1,340,000	$1,520,659
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	6,224,313
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	500,000	570,750
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-2020	1,685,000	2,029,363
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-2023	1,000,000	1,203,120
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.15	2-1-2039	13,500,000	13,500,000
Indiana Finance Authority HEFA Ascension Health Series B3 (Miscellaneous Revenue) ±	1.55	11-15-2031	15,000,000	15,247,950
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60	11-1-2016	5,900,000	6,636,025
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	980,000	1,064,496
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,068,606
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	758,732
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	833,040
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-15-2019	265,000	318,217
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-15-2019	735,000	855,709
Munster IN School Building Corporation (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-5-2020	1,170,000	1,337,064
Portage IN Redevelopment District (Tax Revenue, AGM Insured)	4.00	1-15-2016	240,000	255,734
Portage IN Redevelopment District (Tax Revenue, AGM Insured)	4.00	7-15-2016	310,000	332,959
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,201,100

				60,529,749

Iowa: 0.59%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	7-1-2014	1,500,000	1,590,045
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,475,680
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	6,206,598

				11,272,323

Kansas: 0.72%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-2023	6,200,000	6,262,372
Johnson County KS Unified School District (GO)	5.00	10-1-2026	1,295,000	1,540,830
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,519,661
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11-15-2030	3,550,000	3,917,283
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2013	280,000	270,673
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2014	305,000	273,429

				13,784,248

Kentucky: 0.45%
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	8-1-2019	1,265,000	1,542,149
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	6,722,112	7,122,010

				8,664,159

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 2.49%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25%	1-1-2019	$5,000,000	$5,150,950
Louisiana Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-2013	1,945,000	1,979,640
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, AMBAC Insured)	5.00	9-1-2019	1,000,000	1,197,830
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,290,000	1,352,617
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2014	200,000	209,826
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2016	100,000	109,915
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2017	150,000	166,850
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGM Insured)	4.00	7-1-2015	505,000	531,856
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGM Insured)	4.13	7-1-2016	170,000	181,856
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGM Insured)	4.25	7-1-2017	55,000	59,426
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2014	100,000	101,588
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2016	740,000	757,146
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2019	1,465,000	1,484,221
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2020	500,000	503,665
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGM Insured)	5.00	7-1-2022	745,000	811,886
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,548,279
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2017	845,000	973,896
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	6-1-2016	100,000	101,236
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	770,571
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,557,414
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-2020	740,000	742,094
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	674,158
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Airport Revenue, NATL-RE Insured)	5.25	8-15-2013	430,000	431,643
Saint Bernard Parish LA (Tax Revenue)	4.00	3-1-2023	3,405,000	3,704,061
Saint Bernard Parish LA (Tax Revenue)	4.00	3-1-2024	2,515,000	2,709,158
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (IDR) ø	0.35	11-1-2040	20,000,000	20,000,000

				47,811,782

Maryland: 0.05%
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-2027	500,000	550,020
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-2030	300,000	325,053

				875,073

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 2.02%
Massachusetts (GO, AGM Insured)	5.25%	8-1-2025	$5,000,000	$5,858,750
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,119,935
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.25	7-1-2042	2,000,000	2,182,760
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50	4-15-2019	1,050,000	1,209,096
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55	4-15-2020	615,000	713,726
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2018	2,000,000	2,299,640
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,270,280
Massachusetts HEFA (Health Revenue) ±	1.01	7-1-2038	14,000,000	13,843,900
Massachusetts Water Resources (Water & Sewer Revenue, AGM Insured)	5.25	8-1-2027	5,500,000	7,264,785

				38,762,872

Michigan: 7.15%
Clinton MI Township Building Authority (Miscellaneous Revenue, AMBAC Insured)	5.50	11-1-2017	5,240,000	5,744,402
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	4-1-2015	4,235,000	3,855,502
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	674,385
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,719,280
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,030,000	2,568,498
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,069,970
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,479,670
Detroit MI District Aid (GO)	5.00	11-1-2020	1,700,000	2,020,059
Detroit MI Series A-1 (GO, NATL-RE Insured)	5.00	4-1-2019	100,000	96,206
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	5,000,000	5,760,400
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured) ±	5.25	7-1-2022	1,885,000	2,073,990
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	12,505,500
Detroit MI Sewer Disposal System Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	3,130,000	3,534,490
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,519,573
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-2022	1,500,000	1,596,405
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,075,600
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,663,846
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,209,187
Flint MI International Academy (Miscellaneous Revenue)	5.38	10-1-2022	2,270,000	2,359,824
Flint MI International Academy (Miscellaneous Revenue)	5.50	10-1-2027	1,985,000	2,038,992
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-2017	440,000	457,098
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,361,968
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,147,490
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2024	1,750,000	2,069,725
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2025	1,750,000	2,057,685
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2026	1,930,000	2,259,393
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,183,455
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	468,984
Michigan Finance Authority (Health Revenue)	5.00	11-15-2024	425,000	494,241

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority (Health Revenue)	5.00%	11-15-2025	$500,000	$578,060
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	921,136
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	1,535,000	1,709,437
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	6,500,000	7,349,160
Michigan Financing Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,615,082
Michigan Financing Authority Limited Obligation (Miscellaneous Revenue)	5.75	2-1-2033	1,790,000	1,835,215
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,665,000	1,767,231
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	5-1-2016	100,000	104,538
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2018	1,075,000	1,110,174
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.73	5-1-2029	21,360,000	21,360,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.68	9-1-2024	10,765,000	10,765,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	1,115,000	1,140,957
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	905,000	912,267
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,844,353
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,723,230
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	552,340

				137,353,998

Minnesota: 0.64%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, AMBAC Insured)	5.00	1-1-2024	2,000,000	2,265,780
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE/FGIC Insured)	5.00	1-1-2018	4,555,000	5,148,972
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	6-1-2013	45,000	46,609
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,533,741
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,806,650
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	9-1-2018	500,000	518,260

				12,320,012

Mississippi: 0.03%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00	3-1-2013	505,000	508,449

Missouri: 0.16%
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	950,000	1,024,452
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	945,000	981,212
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2013	145,000	147,495
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2014	170,000	176,588
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	9-1-2016	225,000	232,751

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00%	7-1-2019	$415,000	$504,428

				3,066,926

Nebraska: 0.03%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	612,560

Nevada: 1.80%
Clark County NV Airport Revenue Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,408,080
Clark County NV Airport Revenue Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,175,645
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,380,790
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, AMBAC Insured)	5.00	7-1-2027	3,500,000	3,926,475
Clark County NV School District Series A (GO, NATL-RE/FGIC Insured)	5.00	6-15-2019	7,500,000	8,298,525
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25	12-1-2013	865,000	883,944
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,430,454
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	562,295
Las Vegas Valley NV Water District Series C (GO)	5.00	6-1-2022	1,000,000	1,220,580
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,702,060
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50	6-1-2016	500,000	551,810

				34,540,658

New Hampshire: 0.16%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,820,000	3,084,826

New Jersey: 4.65%
Camden County NJ Import Authority Series A (Miscellaneous Revenue, County Guaranty Insured)	5.00	9-1-2021	1,455,000	1,779,945
Camden County NJ Import Authority Series A (Miscellaneous Revenue, County Guaranty Insured)	5.00	9-1-2022	1,245,000	1,525,536
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2018	2,500,000	2,868,200
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2021	2,500,000	2,926,300
New Jersey EDA (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-2026	2,860,000	3,546,629
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,242,820
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	11,334,768
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2027	115,000	121,416
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	4.75	12-1-2029	1,010,000	1,010,000
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,000,000	2,251,320
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12-1-2029	5,460,000	5,460,000
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	552,080
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	625,000	683,788
New Jersey PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2021	3,210,000	3,210,000
New Jersey PFOTER Series 4712 (Transportation Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2022	5,175,000	5,175,000
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.73	12-15-2022	7,710,000	7,710,000
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	3-1-2022	1,755,000	2,120,005
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	10,153,156

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Transportation Trust Authority Facilities Center Series B (Transportation Revenue)	5.25%	12-15-2020	$8,305,000	$10,258,336
New Jersey Transportation Trust Authority Facilities Center Series B (Transportation Revenue, AMBAC Insured)	5.25	12-15-2023	1,010,000	1,254,349
North Hudson NJ Sewerage Authority Series A (Miscellaneous Revenue)	5.00	6-1-2029	3,775,000	4,363,447
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2027	2,500,000	2,914,450
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2028	1,750,000	2,025,083
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2029	1,285,000	1,486,989
Toms River NJ Board of Education (GO)	4.00	7-15-2022	1,000,000	1,150,000
Trenton NJ (GO, AGM/State Aid Withholding Insured)	5.00	7-15-2020	1,000,000	1,203,140

				89,326,757

New Mexico: 0.18%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	2,010,000	2,131,907
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA Insured)	5.00	3-1-2028	855,000	944,365
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-2013	360,000	359,676

				3,435,948

New York: 7.35%
Genesee County NY IDA Unified Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	265,000	265,323
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2020	5,000,000	5,638,600
Metropolitan Transportation Authority New York Series B-1 (Transportation Revenue, AGM Insured) ±(m)(n)	0.42	11-1-2022	4,825,000	4,535,500
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) ±(m)(n)	0.42	11-1-2022	17,300,000	16,262,000
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.00	11-1-2028	1,000,000	1,165,480
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,461,260
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue, State Intercept Insured)	4.00	7-1-2019	740,000	826,225
New York Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE/FGIC/FHA Insured)	5.00	2-1-2014	130,000	135,320
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50	7-1-2022	2,000,000	2,356,640
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.94	5-1-2018	1,820,000	1,805,185
New York Dormitory Authority Saint John’s University Series A (Education Revenue)	5.00	7-1-2032	1,500,000	1,656,270
New York Dormitory Authority Series A (Education Revenue)	4.00	12-15-2022	6,500,000	7,608,445
New York Dormitory Authority Series A (Education Revenue)	5.00	2-15-2024	1,550,000	1,849,429
New York Dormitory Authority Series A (Education Revenue)	5.00	7-1-2027	1,585,000	1,877,005
New York Dormitory Authority Series A (Education Revenue, NATL-RE Insured)	5.15	7-1-2024	2,900,000	3,366,610
New York Dormitory Authority Unified Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,647,540
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.22	8-1-2028	25,000,000	25,000,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.26	1-1-2036	16,000,000	16,000,000
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	65,000	80,753
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,367,111

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50%	11-1-2015	$275,000	$301,197
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.22	6-15-2032	10,000,000	10,000,000
New York NY Series I (GO) ø	0.19	12-1-2032	2,450,000	2,450,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,800,314
New York Urban Development Corporation (Miscellaneous Revenue)	5.88	2-1-2013	8,500,000	8,506,970
New York Urban Development Corporation Series D (Miscellaneous Revenue)	5.50	1-1-2019	3,000,000	3,661,050
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,342,816
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,571,954
Port Authority NY & NJ Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,764,600
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	445,376
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	561,030
Triborough NY Bridge & Tunnel Authority Series B (Transportation Revenue)	5.00	11-15-2022	1,640,000	2,058,512
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,729,313
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	1,000,000	1,112,290
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,155,360

				141,365,478

North Carolina: 0.58%
Craven County NC COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-2023	4,400,000	5,036,196
Nash County NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,714,720
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,115,000	1,271,212
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	4-1-2023	2,755,000	3,165,054

				11,187,182

North Dakota: 0.10%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	6-30-2013	255,000	262,612
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,620,000	1,723,259

				1,985,871

Ohio: 0.90%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	1-1-2014	500,000	512,920
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-2019	2,570,000	3,045,758
Cleveland OH (GO)	5.00	12-1-2029	1,305,000	1,520,103
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured)	5.00	1-1-2027	2,780,000	3,206,230
Kent State University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,385,092
Ohio State Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,187,990

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio State Higher Educational Facility (Education Revenue)	5.00%	12-1-2020	$1,200,000	$1,486,608
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	972,734
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,158,210
University of Cincinnati OH Receipts Series C (Education Revenue)	4.00	6-1-2022	1,385,000	1,613,400
University of Cincinnati OH Receipts Series C (Education Revenue)	5.00	6-1-2021	1,000,000	1,243,380

				17,332,425

Oklahoma: 0.80%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2018	1,275,000	1,376,962
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,439,348
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2020	1,375,000	1,489,909
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2021	1,430,000	1,543,127
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,895,000	3,110,243
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	2,010,000	2,146,720
McGee Creek OK Authority (Water & Sewer Revenue, NATL-RE Insured)	6.00	1-1-2023	1,970,000	2,280,925
Tulsa County OK Education Facilities Authority (Miscellaneous Revenue)	4.00	9-1-2022	1,750,000	1,930,863

				15,318,097

Pennsylvania: 5.82%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,725,615
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,721,865
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.63	11-1-2039	10,000,000	10,101,100
Bucks County PA Water & Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,866,608
Chambersburg PA Wilson School Project (Education Revenue, Bank of America NA LOC) ø	0.15	11-1-2037	6,180,000	6,180,000
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-2017	595,000	625,672
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	235,000	235,031
Crawford PA Central School District (GO, State Aid Withholding Insured)	5.00	2-1-2018	1,175,000	1,364,951
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	2,190,000	2,193,132
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	465,000	465,000
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured) ±	5.25	12-1-2033	5,000,000	5,037,350
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured) ±	5.00	12-1-2033	3,975,000	3,988,555
Johnstown PA School District (GO, State Aid Withholding Insured)	5.00	8-1-2024	2,730,000	3,186,866
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,570,240
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	627,557
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,272,012
Pennsylvania State Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	994,356
Pennsylvania State Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	666,971
Pennsylvania State Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,475,715
Pennsylvania State Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2027	1,250,000	1,367,763

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania State Turnpike Commission Senior Lien Series A (Transportation Revenue)	5.00%	12-1-2042	$4,000,000	$4,549,240
Pennsylvania State Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	375,154
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.18	12-1-2014	5,000,000	5,040,850
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue)	7.00	5-1-2026	740,000	812,291
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,084,000
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,104,320
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-2017	1,225,000	1,384,079
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	8-15-2017	815,000	848,448
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	5.00	5-1-2016	360,000	365,713
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	6.25	5-1-2021	285,000	303,813
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00	8-1-2020	765,000	797,145
Philadelphia PA School District (GO, State Aid Withholding Insured)	5.00	9-1-2021	2,200,000	2,624,182
Philadelphia PA School District Refunding Series 2010C (GO, State Aid Withholding Insured)	5.00	9-1-2018	8,065,000	9,428,630
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	8,321,530
Philadelphia PA Series AGC (Utilities Revenue, AGM Insured)	5.25	8-1-2016	95,000	100,875
Philadelphia PA Water & Waterwaste Series A (Water & Sewer Revenue)	5.00	11-1-2028	2,000,000	2,373,960
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,109,920
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,485,967
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,566,590
Pittsburgh PA Series A (GO)	5.00	9-1-2026	1,650,000	1,924,560
Reading PA School District (GO, State Aid Withholding Insured)	5.00	4-1-2021	3,245,000	3,846,396
State Public School Building Authority Pennsylvania Philadelphia (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2018	3,000,000	3,464,160
State Public School Building Authority Pennsylvania Philadelphia (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2019	1,500,000	1,755,450
State Public School Building Authority Pennsylvania Philadelphia (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2020	2,000,000	2,361,580
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2024	1,000,000	1,163,980

				111,859,192

Puerto Rico: 2.25%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	4,000,000	2,891,400
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-2019	3,000,000	3,204,000
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2017	2,000,000	2,244,740
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	2,940,000	3,030,052
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.78	7-1-2033	31,940,000	31,940,000

				43,310,192

Rhode Island: 0.78%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,277,369
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2020	3,015,000	3,247,185

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00%	5-15-2021	$2,670,000	$2,859,890
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,222,781
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,634,205
Rhode Island State & Providence Plantations Series B (GO)	4.00	10-15-2022	450,000	528,224
Rhode Island State & Providence Plantations Series B (GO)	4.00	10-15-2023	1,000,000	1,152,670

				14,922,324

South Carolina: 1.10%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	1,000,000	1,052,140
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2013	21,103	21,103
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	22,075	21,232
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	21,970
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	23,152
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	22,198
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	21,497
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	43,307	20,748
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	47,106	21,099
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	55,876	19,860
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	59,087	19,741
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	1,100,104	108,855
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	1,847,359	49,786
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	2,460,735	29,873
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	521,353	9,108
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	1,669,013	4,072
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	740,000	840,781
McCormick County SC Health Care Center Project Prerefunded Balance (Health Revenue)	8.00	3-1-2019	1,140,000	1,255,596
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	4,073,090
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,980,000	3,261,491
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.88	8-1-2039	1,975,000	1,964,809
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00	10-1-2022	6,450,000	7,189,170
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	10-1-2022	1,000,000	1,085,960

				21,137,331

South Dakota: 0.08%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25	5-1-2015	500,000	469,980
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,050,474

				1,520,454

Tennessee: 3.25%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.30	12-1-2016	20,000,000	20,000,000

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.30%	12-1-2016	$15,000,000	$15,000,000
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured)	5.50	8-15-2019	725,000	836,541
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,669,365
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	1,987,423
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	2,000,000	2,210,040
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,410,582
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,596,168
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	1,165,000	1,238,616
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,976,848
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	1,375,000	1,533,345
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	9,048,365

				62,507,293

Texas: 6.76%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-2034	2,705,000	2,829,322
Austin TX (Utilities Revenue, NATL-RE Insured)	5.25	5-15-2025	1,400,000	1,736,462
Austin TX (Utilities Revenue, AGM/NATL-RE Insured)	5.25	5-15-2025	2,500,000	3,103,775
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11-15-2024	1,370,000	1,644,219
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,533,905
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	1,230,000	1,387,219
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured)	5.25	2-15-2014	1,120,000	1,140,619
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,213,400
Harris County TX Flood Control District (GO)	5.00	10-1-2023	530,000	630,822
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	5,251,040
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,148,630
Houston TX Higher Education Financial Corporation Series A (Miscellaneous Revenue)	4.00	2-15-2022	450,000	475,173
Houston TX Utility Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,588,510
Houston TX Utility System First Lien Series B (Water & Sewer Revenue)	5.00	11-15-2023	1,515,000	1,866,177
Metropolitan Texas Higher Education Authority University of Dallas Project (Education Revenue, JPMorgan Chase Bank LOC) ø	0.17	5-1-2019	5,100,000	5,100,000
Midtown TX RDA (Tax Revenue, AMBAC Insured)	5.00	1-1-2020	1,495,000	1,583,414
North Texas Health Facilities Development Corporation Unified Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,282,686
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.26	7-1-2030	10,115,000	10,131,993
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50	8-15-2020	1,000,000	1,060,650
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue)	5.25	8-1-2016	1,000,000	1,099,300
Tarrant County TX Cultural Education Facilities Finance Corporation Series 1760 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.18	2-15-2036	9,875,000	9,875,000
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91	9-15-2017	5,220,000	5,189,254
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,716,549

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00%	12-15-2030	$3,000,000	$3,244,920
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2019	2,795,000	3,246,420
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.60	9-15-2017	8,085,000	7,928,717
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,904,560
Texas Municipal Gas Acquistition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,401,279
Texas PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50	2-15-2016	855,000	876,760
Texas PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-2018	755,000	801,168
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,534,300
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,526,740
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,355,155
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	1,265,000	1,368,313
Texas SA Energy Acquisition Public Facility Corporation Gas Supply Series 2007 (Utilities Revenue)	5.50	8-1-2019	1,450,000	1,665,311
Texas Womans University Financing System (Education Revenue)	4.00	7-1-2020	1,555,000	1,795,216
Texas Womans University Financing System (Education Revenue)	4.00	7-1-2022	1,670,000	1,898,473
Tomball TX Independent School District Refunding Balance School Building (GO, Public School Fund Guaranty) ¤	0.00	2-15-2015	825,000	814,382
University of Houston (Education Revenue)	5.00	2-15-2024	2,600,000	3,052,634
University of Texas Series B (Education Revenue)	5.25	7-1-2026	5,160,000	6,886,072
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE/FHA Insured)	5.00	8-1-2016	920,000	1,020,519

				129,909,058

Utah: 0.30%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2018	3,700,000	3,784,270
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35	7-15-2017	675,000	707,981
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A	5.45	6-15-2017	340,000	346,443
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	6-1-2037	955,000	962,373

				5,801,067

Virgin Islands: 0.89%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	2,040,000	2,223,967
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,525,270
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue)	6.00	10-1-2014	500,000	536,810
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,486,450
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10-1-2025	5,000,000	5,430,700

				17,203,197

Virginia: 0.35%
Fairfax County VA EDA Route 28 Project (Tax Revenue)	4.00	4-1-2022	960,000	1,106,515
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,772,000	191,589

Portfolio of investments—December 31, 2012 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Marquis VA CDA Series B (Tax Revenue)	5.63%	9-1-2041	$1,274,000	$1,135,809
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	693,000	705,516
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	226,130
Virginia State Port Authority Commonwealth Project (Airport Revenue)	5.00	7-1-2030	2,000,000	2,416,720
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	989,000	965,986

				6,748,265

Washington: 1.20%
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, NATL-RE/County Guaranty Insured)	5.00	12-1-2021	1,410,000	1,522,010
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE/FGIC Insured)	5.00	1-1-2023	345,000	386,555
Skagit County WA Public Hospital District #1 (GO)	5.00	12-1-2023	3,930,000	4,748,580
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-2024	1,480,000	1,681,458
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,602,874
Washington State HEFAR (Education Revenue)	5.00	10-1-2042	9,000,000	10,027,890
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2013	800,000	820,136
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,158,637
Washington State HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)	5.00	10-1-2015	1,010,000	1,086,427

				23,034,567

West Virginia: 0.70%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC) ø	0.15	7-1-2039	10,000,000	10,000,000
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue) ±	4.85	5-1-2019	2,000,000	2,044,280
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,323,443

				13,367,723

Wisconsin: 0.79%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,745,453
Public Finance Authority Wisconsin Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,510,916
Wisconsin HEFA (Health Revenue, AMBAC Insured)	5.50	2-15-2019	1,000,000	1,098,440
Wisconsin HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)	4.75	7-1-2015	890,000	939,787
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	3,000,000	3,164,490
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,068,995
Wisconsin HEFA Series M (Health Revenue, NATL-RE Insured) ±(m)(n)	0.58	6-1-2019	2,650,000	2,491,000
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.00	5-1-2013	20,000	20,217
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.15	5-1-2015	210,000	223,843

				15,263,141

Total Municipal Obligations (Cost $1,818,036,993)				1,918,401,003

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2012 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments: 0.85%

Investment Companies: 0.85%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01%	16,287,135	$16,287,135

Total Short-Term Investments (Cost $16,287,135)			16,287,135

Total investments in securities
(Cost $1,834,324,128) *	100.66%	1,934,688,138
Other assets and liabilities, net	(0.66)	(12,649,812)

Total net assets	100.00%	$1,922,038,326

±	Variable rate investment

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

¤	Security issued in zero coupon form with no periodic interest payments.

##	All or a portion of this security has been segregated for when-issued securities.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $1,834,311,160 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$103,162,249
Gross unrealized depreciation	(2,785,271)

Net unrealized appreciation	$100,376,978

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 22, 2013

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 22, 2013